                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 333-38801
                                                              File No. 811-08457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /

         Post-Effective Amendment No.          24                            /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.     24

                         DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 28, 2008

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    /X/     on (January 28, 2008) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

    / /     This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 24 to Registration File No. 333-38801 includes the following:

1.   Facing Page

2.   Contents Page

3.   Part A - Prospectuses

4.   Part B - Statement of Additional Information

5.   Part C - Other Information

6.   Signatures

7.   Exhibits

CORE-EQUITY

                                             Delaware
                                             Investments(R)
                                             A member of Lincoln Financial Group

Prospectus        JANUARY [__], 2008

                           DELAWARE FOUNDATION FUNDS

                           DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

                           DELAWARE MODERATE ALLOCATION PORTFOLIO
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

                           DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   adequacy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Portfolio profiles                                           page [x]
Delaware Aggressive Allocation Portfolio                          [x]
Delaware Moderate Allocation Portfolio                            [x]
Delaware Conservative Allocation Portfolio                       [xx]

How we manage the Portfolios                                page [xx]
Our investment strategies                                        [xx]
The securities we typically invest in                            [xx]
More about the Portfolios                                        [xx]
The risks of investing in the Portfolios                         [xx]
Disclosure of portfolio holdings information                     [xx]

Who manages the Portfolios                                  page [xx]
Investment manager                                               [xx]
Portfolio managers                                               [xx]
Manager of managers structure                                    [xx]
Who's who?                                                       [xx]

About your account                                          page [xx]
Investing in the Portfolios                                      [xx]
Choosing a share class                                           [xx]
How to reduce your sales charge                                  [xx]
How to buy shares                                                [xx]
Fair Valuation                                                   [xx]
Retirement plans                                                 [xx]
How to redeem shares                                             [xx]
Account minimums                                                 [xx]
Special services                                                 [xx]
Frequent trading of Portfolio shares                             [xx]
Dividends, distributions and taxes

Financial highlights                                        page [xx]

Glossary                                                    page [xx]

Additional Information                                     Back cover

Profile: Delaware Aggressive Allocation Portfolio

What is the Portfolio's objective?
The Delaware  Aggressive  Allocation  Portfolio seeks long-term  capital growth.
Although the Portfolio will strive to meet its investment objective, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds,  including equity funds and, to a lesser extent,  fixed-income funds. We may also invest in individual  securities.  We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective,  the Portfolio will typically  invest more of its assets in equity funds and securities than in fixed-income funds and securities.  Typically, the Portfolio will invest between
10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware  Investments(R) Funds in which it invests.  Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed-income  funds in the  portfolio  would  decline and the value of Portfolio shares  could  decline as well.  To the extent that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [x].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors  who are in the earlier stage of wealth  accumulation,  generally with higher risk tolerance.
o    Investors  seeking the capital  appreciation  potential of the stock market and who have no need for current income.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       1

How has Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have  varied  over the past ten  calendar  years as well as the  average  annual returns of the Class A, B, C and R shares for one-year, five-year and 10 year or lifetime periods,  as applicable.  The Portfolio's past performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.  Please see the footnotes on page [xx] for additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------- -------- -------- -------- --------- -------- -------- ------- -------- ----------
 1998     1999     2000     2001     2002      2003     2004    2005     2006     2007
------- -------- -------- -------- --------- -------- -------- ------- -------- ----------
10.28%   14.41%   -6.79%   -7.77%   -15.90%   28.22%   11.89%   7.51%   11.61%   [x.xx]%
------- -------- -------- -------- --------- -------- -------- ------- -------- ----------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was  [15.14]%  for the  quarter  ended  [June 30,  2003],  and its lowest quarterly return was [-14.59]% for the quarter ended [September 30, 2002].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

                              Average annual returns for periods ending 12/31/07

--------------------------------------------- ----------- --------- ------------
                                                                     10 Years
                                                                       or
                                               1 Year      5 Years   Lifetime**
--------------------------------------------- ----------- --------- ------------
Class A return before taxes                    [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class A return after taxes on distributions    [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class A return after taxes on distributions    [x.xx]%     [x.xx]%    [x.xx]%
and sale of Portfolio shares
--------------------------------------------- ----------- --------- ------------
Class B (if redeemed) return before taxes*     [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class C (if redeemed) return before taxes*     [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class R (if redeemed) return before taxes      [x.xx]%       N/A      [x.xx]%
--------------------------------------------- ----------- --------- ------------
S&P 500 Index                                  [x.xx]%     [x.xx]%    [x.xx]%
      (reflects no deduction for fees,
      expenses, or taxes)
--------------------------------------------- ----------- --------- ------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index.  The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Portfolio,  the Index is unmanaged and does not reflect the  actual  costs of  operating  a mutual  fund,  such as the costs of  buying, selling and holding  securities.  The Index is not a perfect  comparison for the
Portfolio  because the Portfolio may invest in  fixed-income  and  international securities,  which are not  included  in the index.  Maximum  sales  charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect during the Portfolio's  lifetime,  and do not reflect the impact of state and  local  taxes.  The  after-tax  rate  used  is  based  on  the  current  tax characterization of the elements of the Portfolio's returns (e.g., qualified vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years.  If  shares  were not  redeemed,  the  returns  for Class B would be
     [x.xx]%,  [x.xx]%  and  [x.xx]%  for the  one-year,  five-year  and 10-year periods, respectively. If shares were not redeemed, the returns for Class C would be

                                       2

[x.xx]%,  [x.xx]% and [x.xx]% for the one-year,  five-year and 10-year  periods, respectively.

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than ten years.  The  inception  date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares was June 2,  2003.  The S&P 500 Index  return  shown is for the 10 year period.  The index  returns for the Class R lifetime was [x.xx]%.  The
     Index  reports  returns on a monthly basis as of the last day of the month.
     As a result, the Index return for Class R lifetime reflects the return from
     June 30, 2003 through December 31, 2007.

                                       3

Profile: Delaware Moderate Allocation Portfolio

What are the Portfolio's investment objectives?
The Delaware  Moderate  Allocation  Portfolio  seeks capital  appreciation  with current income as a secondary  objective.  Although the Portfolio will strive to meet its investment objectives, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds, including equity,  fixed-income and international  funds. We may also invest in individual securities.  We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal  circumstances,  the Portfolio  will invest at least 25% of its net assets in  equity  funds and  securities  and at least 25% of its net  assets in fixed-income  funds and securities.  This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the flexibility to invest more in equity funds and securities, or more in fixed-income  funds and securities,  depending on market  conditions.
However,  it will typically  invest at least 25% in  fixed-income  securities or fixed-income  funds.  The Portfolio will typically  invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware Investments(R) Funds in which it invests.  Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the fixed-income  funds in the portfolio will decline and the Portfolio's  share value  could  decline as well.  To the extent  that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [x].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o    Investors  seeking the capital  appreciation  potential of the stock market and the income potential of the bond market.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       4

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have  varied  over the past ten  calendar  years as well as the  average  annual returns of the Class A, B, C and R shares for one-year, five-year and 10 year or lifetime periods,  as applicable.  The Portfolio's past performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.  Please see the footnotes on page [x] for  additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------- ------ -------- -------- --------- -------- ------- ------- ------- ---------
  1998   1999    2000     2001     2002      2003    2004    2005    2006     2007
------- ------ -------- -------- --------- -------- ------- ------- ------- ---------
 7.44%   8.92%  -2.45%   -4.46%   -10.43%   23.32%   9.50%   5.83%   9.83%   [x.xx]%
------- ------ -------- -------- --------- -------- ------- ------- ------- ---------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was  [12.98]%  for the  quarter  ended  [June 30,  2003],  and its lowest quarterly return was [-9.92]% for the quarter ended [September 30, 2002].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

                          Average annual returns for the periods ending 12/31/07

--------------------------------------------- ----------- --------- ------------
                                                                     10 Years
                                                                       or
                                                1 Year     5 Years   Lifetime**
--------------------------------------------- ----------- --------- ------------
Class A return before taxes                    [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class A return after taxes on distributions    [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class A return after taxes on distributions
and sale of Portfolio shares                   [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class B (if redeemed) return before taxes*     [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class C (if redeemed) return before taxes*     [x.xx]%     [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class R (if redeemed) return before taxes      [x.xx]%       N/A      [x.xx]%
--------------------------------------------- ----------- --------- ------------
S&P 500 Index                                  [x.xx]%     [x.xx]%    [x.xx]%
      (reflects no deduction for fees,
      expenses, or taxes)
--------------------------------------------- ----------- --------- ------------
Lehman Brothers U.S. Aggregate Index           [x.xx]%     [x.xx]%    [x.xx]%
      (reflects no deduction for fees,
      expenses, or taxes)
--------------------------------------------- ----------- --------- ------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index and the Lehman  Brothers  U.S.  Aggregate  Index.  The S&P 500 Index is an
unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.  The Lehman Brothers U.S.  Aggregate Index measures the performance of  approximately  6,500 U.S.  corporate and government bonds. You should remember that unlike the Portfolio,  the Indices are unmanaged and do not reflect the actual  costs of  operating  a mutual  fund,  such as the costs of buying,  selling and  holding  securities.  Neither  Index is a perfect comparison to Delaware  Moderate  Allocation  Portfolio  since the S&P 500 Index does not include fixed-income  securities and the Lehman Brothers U.S. Aggregate
Index does not  include  stocks.  Maximum  sales  charges  are  included  in the
Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the Portfolio's lifetime, and do not reflect the impact of state and local taxes.  The after-tax  rate used is based on the current tax  characterization  of the  elements of the  Portfolio's returns (e.g., qualified vs. non-qualified  dividends) and may be different than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class

                                       5

     A shares after 8 years. If shares were not redeemed,  the returns for Class
     B would be [x.xx]%, [x.xx]% and [x.xx]% for the one-year,  five-year and 10 year periods,  respectively.  If shares were not redeemed,  the returns for
     Class C would be [x.xx]%,  [x.xx]% and [x.xx]% for the one-year,  five-year and 10-year  periods,  respectively.

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than ten years.  The  inception  date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares was June 2, 2003. Both the S&P 500 Index return and the Lehman
     Brothers U.S.  Aggregate Index return shown are for the 10 year period. The
     Indices  returns  for the  Class  R  lifetime  were  [x.xx]%  and  [x.xx]%, respectively.  The Indices report returns on a monthly basis as of the last day of the month.  As a result,  the  Indices  returns for Class R lifetime reflect the return from June 30, 2003 through December 31, 2007.

                                       6

Profile: Delaware Conservative Allocation Portfolio

What are the Portfolio's investment objectives?
The Delaware  Conservative  Allocation  Portfolio seeks a combination of current income and  preservation  of capital  with  capital  appreciation.  Although the
Portfolio will strive to meet its investment  objectives,  there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds, including fixed-income and equity funds. We may also invest in individual  securities.  We use an  active  asset  allocation  approach  in  selecting  investments  for the
Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed-income funds and securities
(generally at least 45%) than to equity funds and securities (generally at least
20%).  The  Portfolio  may  allocate  up  to  10%  to  international  funds  and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the Portfolio's investments.  This  Portfolio  is subject  to the same  risks as the  underlying
Delaware Investments(R) Funds in which it invests. Therefore, to the extent that it invests in bonds and  fixed-income  funds,  it will be affected by changes in interest  rates. If interest rates rise, the value of the bonds and fixed income funds in the  portfolio  will  decline  and the  Portfolio's  share  value could decline as well.  To the extent that it invests in equity funds and  securities, it will be affected by declines in stock prices.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [x].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth  preservation  phase,  generally with lower risk tolerance.
o    Investors  in  the  pre-retirement  or  retirement  phase,  looking  for an increase in income.
o    Investors who want a portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a  professional  money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       7

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns for the  Portfolio's  Class A shares have  varied  over the past 10  calendar  years  as well as the  average  annual returns of the Class A, B, C and R shares for one-year, five-year and 10-year or lifetime periods,  as applicable.  The Portfolio's past performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.  Please see the footnotes on page [x] for  additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

-------- ------- ------- -------- -------- -------- ------- ------- ------- ---------
  1998    1999    2000     2001     2002     2003    2004    2005    2006     2007
-------- ------- ------- -------- -------- -------- ------- ------- ------- ---------
 6.24%    3.80%   1.03%   -1.41%   -5.26%   16.89%   7.09%   4.27%   8.39%   [x.xx]
-------- ------- ------- -------- -------- -------- ------- ------- ------- ---------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  [9.34]%  for the  quarter  ended  [June 30,  2003],  and its lowest quarterly return was [-6.34]% for the quarter ended [September 30, 1998].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

                              Average annual returns for periods ending 12/31/07

--------------------------------------------- ----------- --------- ------------
                                               1 Year      5 Years   Lifetime**
--------------------------------------------- ----------- --------- ------------
Class A return before taxes                     [x.xx]%    [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class A return after taxes on distributions     [x.xx]%    [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class A return after taxes on distributions
and sale of Portfolio shares                    [x.xx]%    [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class B (if redeemed) return before taxes*      [x.xx]%    [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class C (if redeemed) return before taxes*      [x.xx]%    [x.xx]%    [x.xx]%
--------------------------------------------- ----------- --------- ------------
Class R (if redeemed) return before taxes       [x.xx]%      N/A      [x.xx]%
--------------------------------------------- ----------- --------- ------------
Lehman Brothers U.S. Aggregate Index            [x.xx]%    [x.xx]%    [x.xx]%
      (reflects no deduction for fees,
      expenses, or taxes)
--------------------------------------------- ----------- --------- ------------

The  Portfolio's  returns  above are compared to the  performance  of the Lehman
Brothers  U.S.  Aggregate  Index.  The  Index  is an  index  that  measures  the performance of  approximately  6,500 U.S.  corporate and government  bonds.  You should  remember that unlike the Portfolio,  the Index is unmanaged and does not include  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.  In addition, the Index is not a perfect comparison to the Portfolio  because the Portfolio invests in a variety of asset classes not represented in the Index, including equity securities, international securities and high-yielding corporate bonds. Maximum sales charges are included in the Portfolio's returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the Portfolio's lifetime, and do not reflect the impact of state and local taxes.  The after-tax  rate used is based on the current tax  characterization  of the  elements of the  Portfolio's returns (e.g., qualified vs. non-qualified  dividends) and may be different than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years.  If  shares  were not  redeemed,  the  returns  for Class B would be
     [x.xx]%,  [x.xx]%  and  [x.xx]%  for the  one-year,  five-year  and 10 year periods, respectively. If shares were not redeemed, the returns for Class C would be [x.xx]%,  [x.xx]% and [x.xx]% for the  one-year,  five-year and 10 year periods, respectively.

                                       8

**   Lifetime  returns are shown  because the Portfolio or Class has existed for less than ten years.  The  inception  date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class
     R shares was June 2, 2003. The Lehman Brothers U.S.  Aggregate Index return shown is for the 10 year period.  The Index return for the Class R lifetime was [x.xx]%.  The Index  reports  returns on a monthly basis as of the last day of the  month.  As a result,  the  Index  return  for Class R  lifetime reflects the return from June 30, 2003 through December 31, 2007.

                                       9

What are the Portfolios' fees and expenses?
This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolios.  Sales  charges  are fees  paid  directly  from your investments when you buy or sell shares of the Portfolios.

-------------------------------- ----------- ------------ ----------- -----------
CLASS                            A           B            C           R
-------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load)      5.75%       none         none        none
imposed on purchases as a
percentage of offering price
-------------------------------- ----------- ------------ ----------- -----------
Maximum contingent deferred      none(1)     4.00%(2)     1.00%(3)    none
sales charge (load) as a
percentage of original
purchase price or redemption
price, whichever is lower
-------------------------------- ----------- ------------ ----------- -----------
Maximum sales charge (load)      none        none         none        none
imposed on reinvested dividends
-------------------------------- ----------- ------------ ----------- -----------
Redemption fees                  none        none         none        none
-------------------------------- ----------- ------------ ----------- -----------
Exchange fees                    none        none         none        none
-------------------------------- ----------- ------------ ----------- -----------

Annual fund operating expenses are deducted from the Portfolios' assets.

--------------------------------------------------------------------------------
                   Delaware Aggressive Allocation Portfolio
-------------------------------- ----------- ------------ ---------- -----------
                                 A           B            C          R
-------------------------------- ----------- ------------ ---------- -----------
Management fees(4)                0.25%         0.25%       0.25%      0.25%
-------------------------------- ----------- ------------ ---------- -----------
Distribution and service          0.30%(5)      1.00%       1.00%      0.60%(5)
(12b-1) fees
-------------------------------- ----------- ------------ ---------- -----------
Other expenses                    x.xx%         x.xx%       x.xx%      x.xx%
-------------------------------- ----------- ------------ ---------- -----------
Acquired fund fees and            x.xx%         x.xx%       x.xx%      x.xx%
expenses(6)
-------------------------------- ----------- ------------ ---------- -----------
Total annual fund operating       x.xx%         x.xx%       x.xx%      x.xx%
expenses
-------------------------------- ----------- ------------ ---------- -----------
Fee waivers and payments          (x.xx%)       (x.xx%)     (x.xx%)    (x.xx%)
-------------------------------- ----------- ------------ ---------- -----------
Net expenses                      x.xx%         x.xx%       x.xx%      x.xx%
-------------------------------- ----------- ------------ ---------- -----------

--------------------------------------------------------------------------------
                    Delaware Moderate Allocation Portfolio
-------------------------------- ----------- ------------ ---------- -----------
                                 A           B            C          R
-------------------------------- ----------- ------------ ---------- -----------
Management fees(4)                0.25%         0.25%       0.25%      0.25%
-------------------------------- ----------- ------------ ---------- -----------
Distribution and service          0.30%(5)      1.00%       1.00%      0.60%(5)
(12b-1) fees
-------------------------------- ----------- ------------ ---------- -----------
Other expenses                    x.xx%         x.xx%       x.xx%      x.xx%
-------------------------------- ----------- ------------ ---------- -----------
Acquired fund fees and            x.xx%         x.xx%       x.xx%      x.xx%
expenses(6)
-------------------------------- ----------- ------------ ---------- -----------
Total annual fund operating       x.xx%         x.xx%       x.xx%      x.xx%
expenses
-------------------------------- ----------- ------------ ---------- -----------
Fee waivers and payments          (x.xx%)       (x.xx%)     (x.xx%)    (x.xx%)
-------------------------------- ----------- ------------ ---------- -----------
Net expenses                      x.xx%         x.xx%       x.xx%      x.xx%
-------------------------------- ----------- ------------ ---------- -----------

--------------------------------------------------------------------------------
                  Delaware Conservative Allocation Portfolio
-------------------------------- ----------- ------------ ---------- -----------
                                 A           B            C          R
-------------------------------- ----------- ------------ ---------- -----------
Management fees(4)                0.25%         0.25%       0.25%      0.25%
-------------------------------- ----------- ------------ ---------- -----------
Distribution and service          0.30%(5)      1.00%       1.00%      0.60%(5)
(12b-1) fees
-------------------------------- ----------- ------------ ---------- -----------
Other expenses                    x.xx%         x.xx%       x.xx%      x.xx%
-------------------------------- ----------- ------------ ---------- -----------
Acquired fund fees and            x.xx%         x.xx%       x.xx%      x.xx%
expenses(6)
-------------------------------- ----------- ------------ ---------- -----------
Total annual fund operating       x.xx%         x.xx%       x.xx%      x.xx%
expenses
-------------------------------- ----------- ------------ ---------- -----------
Fee waivers and payments          (x.xx%)       (x.xx%)     (x.xx%)    (x.xx%)
-------------------------------- ----------- ------------ ---------- -----------
Net expenses                      x.xx%         x.xx%       x.xx%      x.xx%
-------------------------------- ----------- ------------ ---------- -----------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolios  to the  cost  of  investing  in  other  mutual  funds

                                       10

with similar investment  objectives.  We show the cumulative amount of Portfolio expenses on a  hypothetical  investment of $10,000 with an annual 5% return over the time  shown.  The  Portfolios'  actual rate of return may be greater or less than the  hypothetical  5% return we use here.  This  example  reflects  the net expenses,  which  include  underlying  Delaware  Investments(R)  Funds' fees and expenses,  with expense  waivers for the one-year period and the total operating expenses  without  expense  waivers for years two through 10. This is an example only, and does not represent future expenses,  which may be greater or less than those shown here.

-----------------------------------------------------------------------------------
               Delaware Aggressive Allocation Portfolio
----------- --------- -------- --------------- -------- ---------------- ----------
 CLASS(7)          A        B              B         C             C             R
                                (if redeemed)             (if redeemed)
----------- --------- -------- --------------- -------- ---------------- ----------
1 year          $xxx     $xxx            $xxx     $xxx             $xxx       $xxx
----------- --------- -------- --------------- -------- ---------------- ----------
3 years       $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------
5 years       $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------
10 years      $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------

-----------------------------------------------------------------------------------
               Delaware Moderation Allocation Portfolio
----------- --------- -------- --------------- -------- ---------------- ----------
 CLASS(7)          A        B              B         C             C             R
                                (if redeemed)             (if redeemed)
----------- --------- -------- --------------- -------- ---------------- ----------
1 year          $xxx     $xxx            $xxx     $xxx             $xxx       $xxx
----------- --------- -------- --------------- -------- ---------------- ----------
3 years       $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------
5 years       $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------
10 years      $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------

-----------------------------------------------------------------------------------
              Delaware Conservative Allocation Portfolio
----------- --------- -------- --------------- -------- ---------------------------
 CLASS(7)          A        B              B         C             C             R
                                (if redeemed)             (if redeemed)
----------- --------- -------- --------------- -------- ---------------- ----------
1 year          $xxx     $xxx            $xxx     $xxx             $xxx       $xxx
----------- --------- -------- --------------- -------- ---------------- ----------
3 years       $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------
5 years       $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------
10 years      $x,xxx   $x,xxx          $x,xxx   $x,xxx           $x,xxx     $x,xxx
----------- --------- -------- --------------- -------- ---------------- ----------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase.  Additional Class
     A purchase  options that involve a CDSC may be permitted  from time to time and will be disclosed in the Prospectus if they are available.
(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4%,  which  declines  to 3.25%  during the second  year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year, and 0% thereafter.
(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     CDSC.
(4)  The investment  manager  (Manager) has contracted to waive all or a portion
     of  its   investment   advisory   fees  and/or   reimburse   expenses  from
     [____________],  2008  through  [_____________],  2009 in order to  prevent total annual fund  operating  expenses  (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses,  brokerage fees, certain insurance  costs and  non-routine  expenses  or costs,  including,  but not limited to, those relating to reorganizations,  litigation, certain Trustee retirement plan expenses,  conducting shareholder meetings and liquidations
     (collectively,  "non-routine  expenses"))  from exceeding,  in an aggregate amount,  0.55%, 0.55% and 0.55% of average daily net assets of the Delaware
     Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and
     Delaware Conservation Allocation Portfolio,  respectively.  For purposes of these  waivers and  reimbursements,  non-routine  expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the  Portfolios'  Board  and the  Manager.  These  expense  waivers  and reimbursements apply only to expenses paid directly by the Portfolios.
(5)  The Portfolios' distributor (Distributor) has contracted to limit the Class
     A  and  Class  R  shares'  12b-1  fee  from   [__________],   2008  through
     [_________], 2009 to no more than 0.25% and 0.50%, respectively, of average daily net assets.
(6)  The  Portfolios'  total annual fund operating  expenses do not correlate to the  ratio of  expenses  to  average  net  assets  shown  in the  financial highlights in this Prospectus or the Portfolios'  shareholder  reports. The financial  highlights only reflect each Portfolio's  operating expenses and do not include the fees and  expenses  of the  underlying  fund(s) in which each Portfolio invests. See "Acquired fund fees and expenses" above.
(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares after  approximately  8 years.  Information  for the ninth and tenth years reflects expenses of the Class A shares.

                                       11

Other expenses paid by the Portfolios

Because the Portfolios invest primarily in other Delaware  Investments(R) Funds, they will be shareholders  of those funds.  Like all  shareholders,  a Portfolio will bear a proportionate share of any management fees and other expenses of the
Delaware  Investments(R)  Funds that a Portfolio  holds.  These fees,  which are deducted from the underlying funds before their share prices are calculated, are in  addition  to the fees and  expenses  described  in each  Portfolio  profile.
Depending  on which  funds are held in each  Portfolio,  the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated  an average  expense ratio for each  Portfolio,  based on the expense ratios of the Delaware Investments(R) Funds for each of their most recent fiscal years and each  Portfolio's  average  investment  during the  fiscal  year ended
September  30,  2007  Based on these  hypothetical  calculations,  the  combined average expense ratio of the Delaware Investments(R) Funds that is borne by each of the  Portfolios,  including  any  applicable  fee waiver,  would have been as follows:

           Aggressive Allocation Portfolio             [x.xx]%
           Moderate Allocation Portfolio               [x.xx]%
           Conservative Allocation Portfolio           [x.xx]%

Expenses will differ  depending on how the Portfolios  allocate assets among the
Delaware Investments(R) Funds.

How we manage the Portfolios

Our investment strategies
In  order to meet  the  changing  needs of  investors  throughout  their  lives,
Delaware Foundation Funds offers three different  portfolios with varying levels of income and growth  potential and  corresponding  variations in risk. From the most  conservative  (the  Delaware  Conservative  Allocation  Portfolio)  to the
moderate (the Delaware  Moderate  Allocation  Portfolio) to the most  aggressive
(the Delaware Aggressive Allocation Portfolio),  each Portfolio relies on active asset allocation and invests in a select group of Delaware  Investments(R) Funds as it strives to attain its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each  Portfolio  is  a  type  of  mutual  fund  known  as  a  fund-of-funds.   A
fund-of-funds  typically  invests in other mutual  funds rather than  individual securities. The potential benefits of such a strategy are three-fold:

1.   An extra layer of  diversification  by investing in a number of  underlying funds that, in turn, invest in a broadly  diversified  number of individual securities;
2.   Access to the  investment  expertise  of multiple  portfolio  managers  and analysts who work on the underlying funds; and
3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios  because we believe that a fund-of-funds is an efficient way to provide active asset  allocation  services to meet the needs of investors at  various  stages of their  life and wealth  accumulation.  Our  active  asset allocation strategy begins with an evaluation of three key factors:

o    the  expected  return  of  specific  asset  classes  such  as  equities  or fixed-income securities;
o    the expected volatility or degree to which returns of each asset class have varied from one period to the next; and
o    the correlation of various asset classes,  that is, the degree to which two asset classes move up or down together.

After using this  information  to determine how much of each  Portfolio  will be allocated  to a  particular  asset  class,  we  then  select  specific  Delaware
Investments(R) Funds for investment.  We have identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

                                       12

The Delaware  Investments(R)  Funds we  typically  invest in are listed below in their respective asset classes.  Groupings are approximate and based on the core strategy of each individual  fund.  Management may add or delete funds from this list without shareholder approval.

Delaware Investments(R) Funds available to the Portfolios

U.S. Equity
Delaware Growth Opportunities Fund       Delaware Small Cap Core Fund
Delaware Large Cap Growth Fund           Delaware Small Cap Value Fund
Delaware Value Fund                      Delaware Trend Fund
Delaware REIT Fund                       Delaware U.S. Growth Fund
Delaware Select Growth Fund

International Equity
Delaware Emerging Markets Fund           Delaware Global Value Fund
Delaware International Value Equity
  Fund

Fixed-Income
Delaware Core Bond Fund                  Delaware Inflation Protected Bond Fund
Delaware Corporate Bond Fund             Delaware High-Yield Opportunities Fund
Delaware Delchester Fund                 Delaware Limited-Term Diversified Income Fund
                                           (formerly, Delaware Limited-Term
Delaware Extended Duration Bond Fund       Government Fund)

Money Market
Delaware Cash Reserve Fund

Once we  select  appropriate  investments  for each  Portfolio,  we  continually monitor the market and economic  environments,  the risk/reward profiles of each asset class and the  performance of individual  funds.  We actively  adjust each
Portfolio, striving to meet its investment objective.

The Portfolios' investment objectives are non-fundamental.  This means the Board may change an objective without obtaining  shareholder approval. If an objective were changed, we would notify shareholders before the change becomes effective.

                                       13

The securities we typically invest in

----------------------------- -------------------------------------------------
         Securities                           How we use them
----------------------------- ---------------- ----------------- --------------
                              Delaware         Delaware          Delaware
                              Aggressive       Moderate          Conservative
                              Allocation       Allocation        Allocation
                              Portfolio        Portfolio         Portfolio
----------------------------- ---------------- ----------------- --------------
U.S. equity funds or U.S.     45% to 75% of    35% to 65% of     20% to 50%
equity securities may         Assets           Assets            of Assets
include Delaware
Investments(R) Funds in the
equity asset class or
individual equity
securities.
                              -------------------------------------------------
                              Each Portfolio may invest in one or more of the
                              mutual funds listed below.
----------------------------- -------------------------------------------------
Delaware Growth               Delaware Growth Opportunities Fund seeks
Opportunities Fund            long-term capital growth. It invests primarily
                              in common stocks of medium-sized companies
                              believed to have growth potential.
----------------------------- -------------------------------------------------
Delaware Large Cap Growth     Delaware Large Cap Growth Fund seeks capital
Fund                          appreciation. It invests primarily in large
                              companies believed to have growth potential.
----------------------------- -------------------------------------------------
Delaware Value Fund           Delaware Value Fund seeks long-term capital
                              appreciation.  The Fund invests primarily in
                              securities of large capitalization companies
                              that we believe have long-term capital
                              appreciation potential.
----------------------------- -------------------------------------------------
Delaware REIT Fund            Delaware REIT Fund seeks maximum long-term
                              total return, with capital appreciation as a
                              secondary objective. It invests primarily in
                              real estate investment trusts (REITs) and other
                              companies that are principally engaged in the
                              real estate industry.
----------------------------- -------------------------------------------------
Delaware Select Growth Fund   Delaware Select Growth Fund seeks long-term
                              capital appreciation, which the Fund attempts
                              to achieve by investing primarily in equity
                              securities of companies of all sizes believed
                              to have the potential for high earnings growth.
----------------------------- -------------------------------------------------
Delaware Small Cap Core Fund  Delaware Small Cap Core Fund seeks long-term capital appreciation.  It invests primarily in
                              stocks of small companies that are believed to
                              have a combination of attractive valuations,
                              growth prospects and strong cash flows.
----------------------------- -------------------------------------------------
Delaware Small Cap Value      Delaware Small Cap Value Fund seeks capital
Fund                          appreciation. It invests primarily in small-cap
                              companies that are believed to be undervalued.
----------------------------- -------------------------------------------------
Delaware Trend Fund           Delaware Trend Fund seeks capital appreciation
                              by investing primarily in securities of
                              emerging or other growth-oriented companies. It
                              focuses on small companies that are believed to
                              be responsive to changes in the marketplace and
                              that have the fundamental characteristics to
                              support continued growth.
----------------------------- -------------------------------------------------
Delaware U.S. Growth Fund     Delaware U.S. Growth Fund seeks maximum capital
                              appreciation by investing in companies of all
                              sizes which have low dividend yields, strong
                              balance sheets and high expected earnings
                              growth rates relative to their industry.
----------------------------- ---------------- ----------------- --------------
Fixed-income funds or         5% to 35% of     25% to 55% of     45% to 75%
fixed-income securities may   Assets           Assets            of Assets
include Delaware
Investments(R) Funds in the
fixed-income asset class or
individual fixed-income
securities.
----------------------------- -------------------------------------------------
                              Each Portfolio may invest in one or more of the
                              mutual funds listed below.
----------------------------- -------------------------------------------------
Delaware Core Plus Bond       Delaware Core Plus Bond Fund seeks long-term
Fund*                         total return consistent with reasonable risk.
----------------------------- -------------------------------------------------

* Prior to January 31, 2007,  Delaware Core Plus Bond Fund was known as Delaware
American Government Bond Fund.

                                       14

----------------------------- -------------------------------------------------
         Securities                           How we use them
----------------------------- ---------------- ----------------- --------------
                              Delaware         Delaware          Delaware
                              Aggressive       Moderate          Conservative
                              Allocation       Allocation        Allocation
                              Portfolio        Portfolio         Portfolio
----------------------------- -------------------------------------------------
Delaware Corporate Bond Fund  Delaware Corporate Bond Fund seeks total return. It invests primarily in
                              investment-grade corporate bonds of
                              intermediate duration (between four and seven
                              years).
----------------------------- -------------------------------------------------
Delaware Delchester Fund      Delaware Delchester Fund seeks total return
                              and, as a secondary objective high current
                              income. It invests primarily in high yield,
                              higher risk corporate bonds, commonly known as
                              "junk bonds."
----------------------------- -------------------------------------------------
Delaware Extended Duration    Delaware Extended Duration Bond Fund seeks
Bond Fund                     total return. It invests primarily in
                              investment-grade corporate bonds of relatively
                              longer duration (between 8 and 11 years).
----------------------------- -------------------------------------------------
Delaware High-Yield           Delaware High-Yield Opportunities Fund seeks
Opportunities Fund            total return and, as a secondary objective,
                              high current income. It invests primarily in
                              high yield, higher risk corporate bonds,
                              commonly known as "junk bonds."
----------------------------- -------------------------------------------------
Delaware Limited-Term         Delaware Limited-Term Diversified Income Fund
Diversified Income Fund*      seeks a high stable level of income, while
                              attempting to minimize fluctuations in
                              principal and provide maximum liquidity. It
                              invests primarily in short and
                              intermediate-term, fixed-income securities
                              issued or guaranteed by the U.S. government as
                              well as instruments backed by those securities.
----------------------------- -------------------------------------------------
Delaware Inflation            Delaware Inflation Protected Bond Fund seeks to
Protected Bond Fund           provide inflation protection and current
                              income. It invests primarily in
                              inflation-indexed bonds issued by the U.S.
                              government, its agencies or instrumentalities
                              and corporations.
----------------------------- ---------------- ----------------- --------------
Money market funds or money   0 to 35% of      0 to 35% of       0 to 35% of
market securities may         Assets           Assets            Assets
include Delaware Cash
Reserve Fund, a money
market fund, individual
money market securities or
repurchase agreements.
----------------------------- -------------------------------------------------
Delaware Cash Reserve Fund    Delaware Cash Reserve Fund seeks maximum
                              current income, while preserving principal and
                              maintaining liquidity. As a money market fund,
                              it invests in highly liquid money market
                              instruments.
----------------------------- -------------------------------------------------
Repurchase agreements:  An    We may use overnight repurchase agreements to
agreement between a buyer,    invest cash prior to investing it in other
such as a Portfolio, and      funds or securities, or for temporary defensive
seller of securities in       purposes. A Portfolio will only enter into
which the seller agrees to    repurchase agreements in which the collateral
buy the securities back       is comprised of U.S. government securities.
within a specified time at
the same price the buyer
paid for them, plus an
amount equal to an agreed
upon interest rate.
Repurchase agreements are
often viewed as equivalent
to cash.
----------------------------- ---------------- ----------------- ---------------
International equity funds    10% to 30% of    5% to 20% of      0 to 10% of
or international equity       Assets           Assets            Assets
securities  may include
Delaware Investments(R)
Funds in the international
equity asset class or
individual international
equity securities.
                              --------------------------------------------------
                              Each Portfolio may invest in one or more of the
                              mutual funds listed below.
----------------------------- --------------------------------------------------
Delaware Emerging Markets     Delaware Emerging Markets Fund seeks long-term
Fund                          capital appreciation.  It invests primarily in
                              equity securities of companies located in
                              under-developed, emerging market countries.
----------------------------- --------------------------------------------------

* Prior to November 30, 2007, Delaware Limited-Term  Diversified Income Fund was
known as Delaware Limited-Term Government Fund.

                                       15

----------------------------- --------------------------------------------------
         Securities                           How we use them
----------------------------- ---------------- ----------------- ---------------
Delaware International Value    Delaware International Value Equity Fund seeks
Equity Fund                     long-term growth without undue risk to
                                principal.  It invests primarily in equity
                                securities of companies located in developed
                                market countries that provide the potential for
                                capital appreciation that are believed to be
                                undervalued.
------------------------------- ------------------------------------------------
Delaware Global Value Fund*     Delaware Global Value Fund seeks long-term
                                capital appreciation.  It invests primarily in
                                equity securities of companies located in
                                developed countries that are believed to be
                                undervalued.
------------------------------- ------------------------------------------------
Other types of securities
which may be held by the
Portfolios.
------------------------------- ------------------------------------------------
Options and futures: Options    We might use options or futures to gain exposure
represent a right to buy or     to a particular market segment without purchasing
sell a security or group of     individual funds or securities in that segment.
securities at an agreed upon    We might use this approach if we had excess cash
price at a future date. The     that we wanted to invest quickly or to make an
purchaser of an option may or   investment without disrupting one of the other
may not choose to go through    Delaware Investments(R) Funds.
with the transaction; the
seller of an option must go     We might also use options or futures to
through with the transaction    neutralize the effect of potential price declines
if the option is exercised.     without selling securities.

Futures contracts are           Use of these strategies can increase the
agreements for the purchase     operating costs of the Portfolios and can lead to
or sale of a security or        loss of principal.
group of securities at a
specified price, on a           The Portfolios have claimed an exclusion from the
specified date.  Unlike an      definition of the term "commodity pool operator"
option, a futures contract      under the Commodity Exchange Act (CEA) and,
must be executed unless it is   therefore, are not subject to registration or
sold before the settlement      regulation as a commodity pool operator under the
date.                           CEA.

Options and futures are
generally considered to be
derivative securities.
------------------------------- ------------------------------------------------

* Prior to March 31,  2006,  Delaware  Global  Value Fund was known as  Delaware
International Small Cap Value Fund.

Borrowing from banks
We may borrow  money as a  temporary  measure  for  extraordinary  or  emergency purposes or to  facilitate  redemptions.  Borrowing  money  could  result in the
Portfolios being unable to meet their investment objectives.

Temporary defensive positions
We  are  permitted  to  make  temporary  investments  in  bonds,  cash  or  cash equivalents  and may allocate  100% of their net assets to Delaware Cash Reserve
Fund in response to unfavorable  market  conditions.  To the extent that we hold these securities, we may be unable to achieve a Portfolio's objective.

Portfolio turnover
Though we anticipate that each of the Portfolios  will have an annual  portfolio turnover of less than 100%,  some of the funds that the Portfolios may invest in have turnover  rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced  securities  valued at 100% of its net assets  within one year. High turnover rates in the individual  funds held by the Portfolios  could result in increased transaction costs and tax liability for investors.

More about the Portfolios

Guidelines for purchasing and redeeming shares of other Delaware  Investments(R)
Funds

Following is important  information about how the Portfolios operate,  which you should consider when evaluating the Portfolios.

o    Each  Portfolio  will invest in the  institutional  class shares of certain
     Delaware  Investments(R)  Funds.  When  investing in Delaware  Cash Reserve
     Fund,  Class A will be used.  This means the  Portfolios  will pay no sales charges  or  12b-1  distribution  fees  on any of the  shares  of  Delaware
     Investments(R) Funds that they purchase.

o    Each Portfolio will bear its proportionate  share of fees and expenses that apply to the  institutional classes of the

                                       16

     Delaware Investments(R) Funds they hold.

o    Any performance  reported for the Portfolios will include the impact of all fund expenses, whether they are related to the Portfolios or the underlying funds they invest in.

o    We have adopted Asset  Allocation  Guidelines  for our purchase and sale of other  Delaware  Investments(R)  Funds.  If the  Manager of the  Portfolios
     anticipates  that a purchase or  redemption  will  disrupt  the  investment strategies  of an  underlying  fund,  the  Manager  will  confer  with  the portfolio  managers  of that  fund to  determine  how to  minimize  adverse effects on both funds.  Such steps might include  staggering the timing and amounts of the transactions.  As a result, the Portfolios might not be able to purchase or redeem shares of other Delaware  Investments(R) Funds at the time or in the amounts that the Manager would otherwise prefer.  This could decrease the total return or increase the volatility of each Portfolio.

o    Because many Delaware  Investments(R)  Funds are managed  independently  by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities.  Therefore, it is possible that one of the funds  held by a  Portfolio  or the  Portfolios  themselves might be acquiring  securities  at the same time  another is selling  them.
     This could increase transaction costs.

                                       17

The risks of investing in the Portfolios
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolios  you should  carefully  evaluate the risks.  Because of the nature of the Portfolios, you should consider your investment to be a long-term  investment that typically provides  the best  results  when held for a number of  years.  The table  below describes  the  principal  risks you assume when  investing  in the  Portfolios.
Please see the Statement of Additional  Information (SAI) for further discussion of these risks and other risks not discussed here.

------------------------------ ------------------------------------------------
            Risks               Degree to which the Portfolios are subject to
                                                this risk and
                                      How we strive to manage the risk
------------------------------ ------------------------------------------------
                               Delaware        Delaware         Delaware
                               Aggressive      Moderate         Conservative
                               Allocation      Allocation       Allocation
                               Portfolio       Portfolio        Portfolio
------------------------------ --------------- ---------------- ---------------
Market risk is the risk that   Most of the underlying Delaware Investments(R)
all or a majority of the       Funds and the Portfolios themselves are
securities in a certain        subject to this risk. In all Portfolios, we
market -- like the stock or    generally maintain a long-term investment
bond market -- will decline    approach and focus on securities we believe
in value because of factors    can appreciate over an extended time frame
such as economic conditions,   regardless of interim market fluctuations.
future expectations or         Though we may hold securities for any amount
investor confidence.           of time, we generally do not trade for
                               short-term purposes.

                               Each Portfolio may hold a substantial part of
                               its assets in cash or cash equivalents as a
                               temporary, defensive strategy.
------------------------------ ------------------------------------------------
Industry risk is the risk      Most of the underlying Delaware Investments(R)
that the value of securities   Funds and the Portfolios themselves are
in a particular industry       subject to these risks.  Delaware REIT Fund is
will decline because of        particularly sensitive to changes in the real
changing expectations for      estate market.  The underlying funds generally
the performance of that        hold a number of different securities spread
industry.                      across various sectors. The Portfolios also
                               follow a rigorous selection process before
Security risk is the risk      choosing securities and continually monitor
that the value of an           them while they remain invested.  This,
individual stock or bond       combined with the fact that the Portfolios
will decline because of        will hold at least four different Delaware
changing expectations for      Investments(R) Funds, typically representing
the performance of the         different asset classes, should help to reduce
individual company issuing     industry and security risk.
the stock.
------------------------------ ------------------------------------------------
Small company risk is the      Several of the International and U.S. Equity
risk that prices of smaller    funds are subject to this risk.  These Funds
companies may be more          maintain well-diversified portfolios, select
volatile than larger           stocks carefully and monitor them
companies because of limited   continually.  In determining the asset
financial resources or         allocation for the Portfolios, the Manager
dependence on narrow product   will evaluate the current risk and reward
lines.                         potential of small-cap stocks and make
                               allocation decisions accordingly.

                               The             The Moderate     The
                               Aggressive      Allocation       Conservative
                               Allocation      Portfolio will   Allocation
                               Portfolio       have moderate    Portfolio
                               will            exposure to      will
                               generally       this risk.       generally
                               have                             have less
                               significant                      exposure to
                               exposure to                      this risk due
                               this risk,                       to its
                               due to its                       reduced
                               greater                          emphasis on
                               emphasis on                      equity
                               equities.                        securities.
------------------------------ --------------- ---------------- ---------------

                                       18

------------------------------ ------------------------------------------------
            Risks               Degree to which the Portfolios are subject to
                                                this risk and
                                      How we strive to manage the risk
------------------------------ ------------------------------------------------
                               Delaware        Delaware         Delaware
                               Aggressive      Moderate         Conservative
                               Allocation      Allocation       Allocation
                               Portfolio       Portfolio        Portfolio
------------------------------ --------------- ---------------- ---------------
Interest rate risk is the      This is generally the most significant risk
risk that securities will      for Fixed-Income funds.  In striving to manage
decrease in value if           this risk, Managers of Delaware Investments(R)
interest rates rise. The       Fixed-Income funds will typically monitor
risk is generally associated   economic conditions and the interest rate
with bonds; however, because   environment.  They will also usually keep the
smaller companies often        average maturity of a fund as short as is
borrow money to finance        prudent, in keeping with the individual fund's
their operations, they may     investment objective.
be adversely affected by
rising interest rates.         The Delaware Investments(R) Funds listed above
                               that are subject to small company risk may
                               also be subject to this risk. The Managers of
                               these Funds consider the potential effect that
                               rising interest rates might have on a stock
                               before the stock is purchased.

                               The             The Moderate     For the
                               Aggressive      Allocation       Conservative
                               Allocation      Portfolio will   Allocation
                               Portfolio       generally have   Portfolio,
                               will            moderate         this is a
                               generally       exposure to      significant
                               have moderate   this risk.       risk due to
                               exposure to     Though it will   its
                               this risk due   have a           substantial
                               to its lesser   fixed-income     allocation to
                               emphasis on     allocation and   fixed-income
                               fixed-income    holdings of      funds and
                               funds and       small            securities.
                               securities.     companies,
                               Though it       these may be
                               will have       balanced by
                               holdings of     equity
                               small           holdings of
                               companies,      larger
                               these may be    companies.
                               balanced by
                               equity
                               holdings of
                               larger
                               companies.
------------------------------ ------------------------------------------------
Credit risk is the risk that   Each of the Delaware Investments(R) Funds
a bond's issuer might be       investing primarily in fixed-income securities
unable to make timely          is subject to some degree of credit risk. This
payments of interest and       is less substantial for high-quality,
principal.                     government-oriented funds and more significant
                               for funds that invest in lower quality bonds.
Investing in so-called
"junk" or "high yield" bonds
entails greater risk of
principal loss than the risk
involved in investment-grade
bonds.

                               For the         For the          For the
                               Aggressive      Moderate         Conservative
                               Allocation      Allocation       Allocation
                               Portfolio,      Portfolio,       Portfolio,
                               this is a       this is a        this may be a
                               less            moderate risk.   significant
                               significant     Though it        risk because
                               risk due to     probably will    the Portfolio
                               its reduced     invest in high   may have a
                               emphasis on     yield bond       substantial
                               fixed-income    funds, these     allocation to
                               securities.     holdings may     high yield
                                               be balanced by   bond funds.
                                               an allocation
                                               to U.S. Equity
                                               funds or
                                               higher-quality
                                               bond funds.
------------------------------ --------------- ---------------- ---------------
Prepayment risk is the risk    Prepayment risk can be a significant risk to
that the principal on a bond   Fixed-Income funds that have a large
that is held by a fund will    percentage of holdings in mortgage
be prepaid prior to maturity   securities.  In order to manage this risk,
at a time when interest        when we think interest rates are low, or that
rates are lower than what      rates will be declining, Managers of these
that bond was paying. A fund   funds typically look for mortgage securities
would then have to reinvest    that they believe are less likely to be
that money at a lower          prepaid.  The Portfolios will be more or less
interest rate.                 subject to this risk depending on how much
                               they have allocated to Delaware Investments(R)
                               Funds that hold a large percentage of mortgage
                               securities.
------------------------------ ------------------------------------------------

                                       19

------------------------------ ------------------------------------------------
            Risks               Degree to which the Portfolios are subject to
                                                this risk and
                                      How we strive to manage the risk
------------------------------ ------------------------------------------------
                               Delaware        Delaware         Delaware
                               Aggressive      Moderate         Conservative
                               Allocation      Allocation       Allocation
                               Portfolio       Portfolio        Portfolio
------------------------------ --------------- ---------------- ---------------
                               For the         For the          For the
                               Aggressive      Moderate         Conservative
                               Allocation      Allocation       Allocation
                               Portfolio       Portfolio        Portfolio,
                               there is low    there is         this could be
                               exposure to     relatively low   a significant
                               this risk due   exposure to      risk due to
                               to a reduced    this risk, due   its greater
                               emphasis on     to its           focus on the
                               the             balanced         fixed-income
                               fixed-income    approach and     asset class.
                               asset class.    allocation to
                                               equity
                                               securities.
------------------------------- ------------------------------------------------
Futures and options risk is    Each of the Portfolios and many of the
the possibility that a fund    Delaware Investments(R) Funds may use options
may experience a loss if it    and futures for defensive purposes, such as to
employs an options or          protect gains in the portfolio without
futures strategy related to    actually selling a security, or to gain
a security or a market index   exposure to a particular market segment
and that security or index     without purchasing individual securities in
moves in the opposite          the segment.
direction from what the
Manager anticipated.
Futures and options also
involve additional expenses,
which could reduce any
benefit or increase any loss
that the fund gains from
using the strategy.
------------------------------ ------------------------------------------------
Foreign risk is the risk       Many of the Delaware Investments(R) Funds invest
that foreign securities may    some or all of their assets in foreign
be adversely affected by       securities.  Though each of the Portfolios may
political instability,         invest in international funds or international
changes in currency exchange   securities, they only may invest a limited
rates, inefficient markets,    portion of their net assets in international
foreign economic conditions,   funds as described below.  Holding both
lack of information or         international and domestic securities in a
inadequate regulatory and      well-allocated portfolio may actually help to
accounting standards.          reduce overall portfolio risk since these
                               types of securities may experience different
                               performance cycles.

                               The             The Moderate     The
                               Aggressive      Allocation       Conservative
                               Allocation      Portfolio has    Allocation
                               Portfolio has   moderate         Portfolio has
                               moderate        exposure to      low exposure
                               exposure to     this risk,       to this risk
                               this risk,      since            because
                               since           international    international
                               international   holdings may     holdings are
                               holdings may    range from 5%    limited to
                               range from      to 20% of net    10% of net
                               10% to 30% of   assets.          assets.
                               net assets.
------------------------------ --------------- ---------------- ---------------
Emerging markets risk is the   Several of the International Equity funds are
possibility that the risks     subject to this risk. These funds carefully
associated with                select securities within emerging markets and
international investing will   strive to consider all relevant risks
be greater in emerging         associated with an individual company. When
markets than in more           deciding how much to allocate to these funds,
developed foreign markets      the Portfolios' Manager will consider whether
because, among other things,   the potential rewards of investing in these
emerging markets may have      funds outweigh the potential risks.
less stable political and
economic environments.

                               The             The Moderate     The
                               Aggressive      Allocation       Conservative
                               Allocation      Portfolio has    Allocation
                               Portfolio has   moderate         Portfolio has
                               moderate        exposure to      low exposure
                               exposure to     this risk,       to this risk
                               this risk,      since            because
                               since           international    international
                               international   holdings may     holdings are
                               holdings may    range from 5%    limited to
                               range from      to 20% of net    10% of net
                               10% to 30% of   assets.          assets.
                               net assets.
------------------------------ --------------- ---------------- ---------------

                                       20

------------------------------ ------------------------------------------------
            Risks               Degree to which the Portfolios are subject to
                                                this risk and
                                      How we strive to manage the risk
------------------------------ ------------------------------------------------
                               Delaware        Delaware         Delaware
                               Aggressive      Moderate         Conservative
                               Allocation      Allocation       Allocation
                               Portfolio       Portfolio        Portfolio
------------------------------ --------------- ---------------- ---------------
Currency risk is the risk      Each of the International Equity funds is
that the value of a fund's     subject to this risk and may try to hedge
investments may be             currency risk by purchasing foreign currency
negatively affected by         exchange contracts.  By agreeing to purchase
changes in foreign currency    or sell foreign securities at a pre-set price
exchange rates.  Adverse       on a future date, the International Equity
changes in exchange rates      funds strive to protect the value of the
may reduce or eliminate any    securities they own from future changes in
gains produced by              currency rates.  The International Equity
investments that are           funds will use forward currency exchange
denominated in foreign         contracts only for defensive measures, not to
currencies and may increase    enhance portfolio returns.  However, there is
any losses.                    no assurance that a strategy such as this will
                               be successful.

                               The             The Moderate     The
                               Aggressive      Allocation       Conservative
                               Allocation      Portfolio has    Allocation
                               Portfolio has   moderate         Portfolio has
                               moderate        exposure to      minimal
                               exposure to     this risk,       exposure to
                               this risk,      since            this risk
                               since           international    because
                               international   holdings may     international
                               holdings may    range from 5%    holdings are
                               range from      to 20% of net    limited to
                               10% to 30% of   assets.          10% of net
                               net assets.                      assets.
------------------------------ --------------- ---------------- ---------------
Non-diversified risk:          Several of the Delaware Investments(R) Funds
Non-diversified funds have     in which the Portfolios may invest are
the flexibility to invest as   non-diversified funds subject to this risk.
much as 50% of their assets
in as few as two issuers,
provided no single issuer
accounts for more than 25%
of the portfolio.  The
remaining 50% of the
portfolio must be
diversified so that no more
than 5% of a fund's assets
is invested in the
securities of a single
issuer. When a fund invests
its assets in fewer issuers,
the value of fund shares may
increase or decrease more
rapidly than if the fund
were fully diversified.
------------------------------ ------------------------------------------------
Liquidity risk is the          Each of the Portfolios' exposure to illiquid
possibility that securities    securities is limited to 15% of net assets.
cannot be readily sold         For each of the Delaware Investments(R) Funds,
within seven days at           exposure to illiquid securities is limited to
approximately the price that   10% or 15% of net assets.
a fund has valued them.
------------------------------ ------------------------------------------------

Disclosure of portfolio holdings information
A description of the  Portfolios'  policies and  procedures  with respect to the
disclosure  of  the  Portfolios'   securities   holdings  is  available  in  the
Portfolios' SAI.

                                       21

Who manages the Portfolios

Investment manager
The Portfolios are managed by Delaware  Management  Company (the  "Manager"),  a
series of Delaware Management Business Trust, which is a wholly owned subsidiary of Delaware  Management  Holdings,  Inc. The Manager  manages  each  Portfolio's assets by  allocating a  Portfolio's  assets  among the Delaware  Investments(R)
Funds. The management  services include  monitoring the Delaware  Investments(R)
Funds in order to determine  whether they are investing their assets in a manner that is  consistent  with the asset  classes  targeted  for  investment  by each
Portfolio.  The Manager  also  oversees the  Portfolios'  direct  investment  in
securities,   manages  the  Portfolios'  business  affairs  and  provides  daily administrative  services.  For its  services,  the Manager was paid an aggregate fee,  net of  waivers,  of [x.xx]% of average  daily net assets  during the last fiscal year for the Delaware Aggressive Allocation Portfolio,  Delaware Moderate
Allocation   Portfolio   and   Delaware   Conservative   Allocation   Portfolio,
respectively.

A discussion of the basis for the Board's approval of the Portfolios' investment advisory contract is available in the Portfolios'  annual report to shareholders for the period ended September 30, 2007.

Portfolio managers
Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Portfolios on June 25, 2007. When making investment  decisions for each  Portfolio,  Mr. Hogan  regularly  consults with  Christopher S. Adams,
Francis X. Morris, Michael S. Morris, and Donald G. Padilla.

Michael J. Hogan, CFA, Executive Vice President,  Chief Investment Officer,  and
Head of Equity Investments,  joined Delaware Investments(R)in April 2007 to lead equity  investments,  which comprises eight in-house  investment teams. Prior to joining the firm, Mr. Hogan spent 11 years at SEI, most recently as the managing director and global head of equity for the past three years. SEI's Global Equity team comprised more than 20 investment  professionals  across four countries and was  responsible for a wide range of equity  mandates.  Mr. Hogan also led SEI's
U.S.  Equity team,  was the director  for the  Non-U.S.  Equity team,  and was a portfolio strategist on the Global Asset Allocation team. He worked at PNC Asset
Management  for  seven  years as a  senior  economist  and  then as a  portfolio strategist.  Mr.  Hogan  started his career at Wharton  Econometric  Forecasting
Associates.  He  graduated  from the  University  of Delaware  with a bachelor's degree and a master's degree in economics, and he is a member of the Association for Investment Management and Research and The CFA Society of Philadelphia.

Christopher  S.  Adams,  Vice  President/Portfolio  Manager  and  Senior  Equity
Analyst, is a member of the portfolio  construction group within the Core Equity
Team. He also performs analysis and research to support the portfolio management function.  He  joined  Delaware  Investments(R)  in 1995  after  several  years'
experience  in the  financial  services  industry in the U.S. and U.K. Mr. Adams holds both a bachelor's and master's degree in history and economics from Oxford
University,  England  and  received  a MBA  with  dual  majors  in  finance  and insurance/risk  management from The Wharton School of Business at the University of  Pennsylvania.  Mr.  Adams is a CFA  charterholder,  and a member  of the CFA
Institute and a Director of the Financial Analysts of Philadelphia.

Francis X.  Morris,  Senior Vice  President  and Chief  Investment  Officer Core
Equity,  holds a bachelor's  degree in finance from Providence  College in Rhode
Island and an MBA from Widener University in Pennsylvania.  He has been managing mutual fund portfolios at Delaware  Investments(R)  since 1999 and institutional equity portfolios at Delaware Investments(R) since 1997. Mr. Morris has 22 years of investment management experience.  Mr. Morris came to Delaware Investments(R)
From PNC Asset  Management  where he served as Vice  President  and  Director of
Equity Research.  He is past president of the CFA Society of Philadelphia and is a member of the CFA Institute.

Michael S. Morris, Vice  President/Portfolio  Manager, is a portfolio manager on the Delaware Core Equity team. Prior to joining Delaware Investments(R) in 1999,
Mr.  Morris  worked as a Senior Equity  Analyst at Newbold's  Asset  Management,
covering  financial  stocks. He began his investment career as an equity analyst in 1993 at Ohio Casualty  Corporation.  Mr. Morris holds a bachelor's  degree in
Finance from Indiana University.  Mr. Morris is a CFA charterholder and a member of the Bank and Financial Analysis Association.

Donald  G.  Padilla,  Vice  President/Equity  Analyst  II,  is a  member  of the portfolio  construction  group within the Core Equity Team. He performs analysis and research to support the portfolio  management  function.  He joined Delaware
Investments(R)  in 1994 as an  Assistant  Controller  responsible  for  treasury functions,  including managing corporate cash investments,  developing financial models and the financial  operations of the Lincoln Life 401k annuities segment.
Prior to joining  Delaware  Investments(R)  in 1994,  Mr. Padilla worked for ten years at The Vanguard Group. Mr. Padilla received a BS degree in Accounting from
Lehigh University.  Mr. Padilla is a CFA Charterholder,  and a member of the CFA
Society of Philadelphia.

                                       22

The SAI for the Portfolios provides  additional  information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

Manager of managers structure
The  Portfolios  and the Manager have received an exemptive  order from the U.S.
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory  agreements  on behalf of a Portfolio  without shareholder  approval  (Manager  of  Managers  Structure).  Under the Manager of
Managers  Structure,  the  Manager  has  ultimate  responsibility,   subject  to
oversight by the Portfolios' Board, for overseeing the Portfolios'  sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any  sub-advisor  that is affiliated with the Portfolios or the Manager.  While the Manager does not currently  expect to use the Manager of Managers  Structure with respect to the  Portfolios,  the Manager may, in the future,  recommend to the Portfolios'  Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of a Portfolio's assets.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall  management  and advisory fees payable by the Portfolios without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       23

Who's who?

This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R) Funds.

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    Mellon Bank, N.A.,
2005 Market Street                                                                             One Mellon Center,
Philadelphia, PA 19103-7094                                  The Portfolios                    Pittsburgh, PA 15285

                                   Distributor                             Service agent
                                   Delaware Distributors, L.P.             Delaware Service Company, Inc.
                                   2005 Market Street                      2005 Market Street
                                   Philadelphia, PA 19103-7094             Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page [xx] for details)
                                                         Financial Advisors

                                                            Shareholders

Board of Trustees  A mutual fund is governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's  investment  manager and  distributor.  However,  the Portfolios  rely on certain  exemptive  rules  adopted  by the SEC  that  require  its  Board  to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor   Most mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with the distributor,  the financial intermediary wholesaler is primarily responsible for promoting  the  sale  of  Portfolio  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail

                                       24

shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial advisors are associated with securities  brother/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally through sales  commissions,  12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       25

About your account

Investing in the Portfolios
You can choose from a number of share  classes  for a  Portfolio.  Because  each share  class has a  different  combination  of sales  charges,  fees,  and other features,  you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares are also subject to an annual 12b-1 fee of 0.30%  (currently limited  to 0.25%) of  average  daily net  assets,  which is lower than the
     12b-1  fee  for  Class  B,  Class  C  and  Class  R  shares.   See  "Dealer
     compensation" below for further information.

o    Class A shares  generally are not subject to a CDSC,  except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current  NAV, the percentage rate of sales charge, and rounding.

------------------------------ ---------------------- --------------------------
                                 Sales charge as %       Sales charge as % of
     Amount of purchase          of offering price       net amount invested
--------------------------------------------------------------------------------
       Less than $50,000               5.75%                   6.54%
--------------------------------------------------------------------------------
  $50,000 but under $100,000           4.75%                   5.41%
--------------------------------------------------------------------------------
  $100,000 but under $250,000          3.75%                   4.31%
--------------------------------------------------------------------------------
  $250,000 but under $500,000          2.50%                   3.00%
--------------------------------------------------------------------------------
     $500,000 but under $1             2.00%                   2.44%
            million
------------------------------ ---------------------- --------------------------
     $1 million or more                None*                   None*
--------------------------------------------------------------------------------
* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A  shares.  However,  if the  Distributor  paid your  financial  advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem these shares  within the first year,  and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal to the  lesser  of:  (1) the NAV at the time of  purchase  of the  Class A shares  being  redeemed  or (2) the NAV of such  Class A  shares  at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  shares,  the  "NAV of such  shares  at the time of redemption"  will  be the  NAV of  the  shares  acquired  in  the  exchange.  In determining  whether a Limited  CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the  longest  period of time.  See  "Dealer  compensation"  below for a description of the dealer commission that is paid.
--------------------------------------------------------------------------------

                                       26

CLASS B
As of May 31, 2007,  no new or  subsequent  investments,  including  investments through  automatic  investment plans and by qualified  retirement plans (such as
401(k) plans,  403(b) plans, or 457 plans), are allowed in Class B shares of the
Fund,  except through a reinvestment  of dividends or capital gains or permitted exchanges.  Existing  shareholders  of Class B shares may continue to hold their
Class B shares, reinvest dividends into Class B shares, and exchange their Class
B shares of one Delaware Investments(R) Fund for Class B shares of another Fund, as permitted by existing  exchange  privileges.  Existing  Class B  shareholders wishing to make  subsequent  purchases in the Fund's shares will be permitted to invest in other classes of the Fund,  subject to that class'  pricing  structure and eligibility requirements, if any.

For Class B shares  outstanding  as of May 31, 2007 and Class B shares  acquired upon  reinvestment of dividends or capital gains, all Class B share  attributes, including the schedules,  conversion to Class A schedule,  and  distribution and service  (12b-1) fees, will continue in their current form.  However,  as of May
31, 2007,  the  reinvestment  of redeemed  shares with respect to Class B shares
(which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares  credited  back to your account) has been discontinued.  In addition,  because the Fund's or its
Distributor's  ability to assess  certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately  lead to the elimination  and/or  reduction of such sales charges and fees.  The Fund may not be able to provide  shareholders  with advance notice of the  reduction  in these  sales  charges and fees.  You will be  notified  via a
Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a  Portfolio.  However,  you will pay a CDSC if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares  will be  subject to a CDSC of 4.00%.  The CDSC is 3.25%  during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

o    In determining  whether the CDSC applies to a redemption of Class B Shares, it will be assumed  that shares  held for more than six years are  redeemed first, followed by shares acquired through the reinvestment of dividends or distributions,  and  finally by shares  held  longest  during the  six-year period. For further  information on how the CDSC is determined,  please see
     "Calculation  of contingent  deferred sales charges -- Class B and Class C"
     below.

o    Under  certain  circumstances,  CDSC may be waived;  please see "Waivers of contingent deferred sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the Distributor,  dealers, or others for providing services and maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately  8 years  after  you buy them,  Class B shares  automatically convert to Class A shares with a 12b-1 fee of no more than 0.30% (currently limited to 0.25%).  Conversion  may occur as late as three months after the eighth  anniversary  of purchase,  during which time Class B's higher 12b-1 fees apply.

o    You may  purchase  only up to  $100,000  of Class B shares at any one time.
     Orders that exceed  $100,000  will be rejected.  The  limitation on maximum purchases varies for retirement plans.

CLASS C
Class C  shares  have no  up-front  sales  charge,  so the full  amount  of your purchase is invested in a  Portfolio.  However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

In  determining  whether the CDSC applies to a redemption of Class C shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and  finally by shares  held for 12 months or less.  For further information on how the CDSC is

                                       27

determined, please see "Calculation of contingent deferred sales charges - Class
B and Class C" below.

Under  certain  circumstances  the CDSC may be waived;  please see  "Waivers  of contingent deferred sales charges" below for further information.

Class C shares  are  subject  to an annual  12b-1 fee no  greater  than 1.00% of average  daily  net  assets  (of  which  0.25%  are  service  fees)  paid to the
distributor,   dealers  or  others  for  providing   services  and   maintaining
shareholder accounts.

Because of the higher  12b-1 fee,  Class C shares have higher  expenses  and any dividends paid on these shares are generally lower than dividends on Class A and
Class R shares.

Unlike Class B shares, Class C shares do not automatically  convert into another class.

You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed  $1,000,000  will be rejected.  The limitation on maximum  purchases varies for retirement plans.

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested  in a  Portfolio.  Class R shares are not subject to a contingent deferred sales charge.

o    Class R shares are subject to an annual  12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and
     Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any  dividends  paid on these  shares are lower than  dividends  on Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified plans covering multiple employees (including 401(k),  401(a),
     457 and non-custodial 403(b) plans, as well as other non-qualified deferred compensation  plans)  with assets of $10 million or less at the time shares are  considered  for purchase;  and (ii) IRA rollovers from plans that were previously maintained on Delaware Investments(R)' retirement record keeping system that are offering  Class R shares to  participants.  Except as noted
     above, no other IRAs are eligible for Class R shares (e.g., no SIMPLE IRAs,
     SEP-IRAs,  SAR--IRAs,  Roth IRAs,  etc.).  For purposes of determining plan asset levels,  affiliated  plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Portfolios has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Portfolio's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges - Class B and Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time of purchase of the shares being  redeemed or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class C Shares of a  Portfolio,  even if those  shares  are later exchanged for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption"
will be the NAV of the shares that were acquired in the exchange.

Dealer compensation

                                       28

The financial advisor that sells you shares of the Portfolios may be eligible to receive  the  following  amounts  as  compensation  for your  investment  in the
Portfolios.  These amounts are paid by the Distributor to the securities  dealer with whom your financial advisor is associated.

--------------------------- ---------- ---------- ---------- ----------
                            Class A(1) Class B(2) Class C(3) Class R(4)
--------------------------- ---------- ---------- ---------- ----------
Commission (%)                  -        4.00%       1.00%        -
--------------------------- ---------- ---------- ---------- ----------
Investment up to $49,999      5.00%        -           -          -
--------------------------- ---------- ---------- ---------- ----------
$50,000 - $99,999             4.00%        -           -          -
--------------------------- ---------- ---------- ---------- ----------
$100,000 - $249,999           3.00%        -           -          -
--------------------------- ---------- ---------- ---------- ----------
$250,000 - $499,999           2.00%        -           -          -
--------------------------- ---------- ---------- ---------- ----------
$500,000 - $999,999           1.60%        -           -          -
--------------------------- ---------- ---------- ---------- ----------
$1,000,000 - $4,999,999       1.00%        -           -          -
--------------------------- ---------- ---------- ---------- ----------
$5,000,000 - $24,999,999      0.50%        -           -          -
--------------------------- ---------- ---------- ---------- ----------
$25,000,000 +                 0.25%        -           -          -
--------------------------- ---------- ---------- ---------- ----------
12b-1 Fee to Dealer           0.30%      0.25%       1.00%      0.60%
--------------------------- ---------- ---------- ---------- ----------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee  applicable to Class A shares,  however the  Distributor  has contracted  to limit  this  amount  to  [____]%  from  [______________]  to
     [______________].
(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a service  fee of up to 0.25% from the date of  purchase.  After approximately  8 years,  Class B shares  automatically  convert  to Class A shares and  dealers  may then be  eligible  to receive  the 0.30% 12b-1 fee applicable to Class A.
(3)  On sales of Class C shares,  the Distributor may pay your securities dealer an  up-front  commission  of 1.00%.  The up front  commission  includes  an advance of the first  year's 12b-1  service fee of up to 0.25%.  During the first 12  months,  the  Distributor  retains  the full  1.00%  12b-1 fee to partially offset the up-front  commission and the prepaid 0.25% service fee advanced  at the  time  of  purchase.  Starting  in the  13th  month,  your securities  dealer  may be  eligible  to receive  the full 1.00%  12b-1 fee applicable to Class C.  Alternatively,  certain  intermediaries  may not be eligible to receive the up-front  commission of 1.00%,  but may receive the full 1.00% 12b-1 fee upon sales of Class C shares.
(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to  limit  this  amount  to  [____]%  from  [_____________]  to
     [______________]. Your securities dealer may be eligible to receive a 12b-1 of up to 0.60% from the date of purchase,  although  this rate is currently
     [____]%.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Portfolios) to certain  affiliated or unaffiliated  brokers,  dealers,  or other financial intermediaries (Financial  Intermediaries) in connection with the sale or  retention  of  Portfolio  shares  and/or  shareholder  servicing,  including providing  the  Portfolios  with  "shelf  space"  or a higher  profile  with the
Financial Intermediary's consultants, sales persons, and customers (distribution assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable  laws and  regulations,  the Distributor may pay, or allow its affiliates  to pay,  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of a Portfolio's shares.

                                       29

For more information, please see the Portfolios' SAI.

                                       30

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Portfolios in order to qualify for a reduction in sales charges.  Such information may include your Delaware  Investments(R) Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary,  and the names of qualifying  family members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced initial sales charge.

-------------------- ------------------- ------------------------------------------
      Program        How it works                        Share class
                                               A               B       C
-------------------- ------------------- -------------- ---------------------------
Letter of Intent     Through a                 X        Although the Letter of
                     Letter of                          Intent and Rights of
                     Intent, you                        Accumulation do not apply
                     agree to invest                    to the purchase of Class B
                     a certain                          and Class C shares, you can
                     amount in                          combine your purchase of
                     Delaware                           Class A shares with your
                     Investments(R)                     purchase of Class B and
                     Funds (except                      Class C shares to fulfill
                     money market                       your Letter of Intent or
                     funds with no                      qualify for Rights of
                     sales charge),                     Accumulation.
                     over a 13-month
                     period to
                     qualify for
                     reduced
                     front-end sales
                     charges.
-------------------- ------------------- --------------
Rights of            You can combine           X
Accumulation         your holdings
                     or purchases of
                     all Delaware
                     Investments(R)
                     Funds (except
                     money market
                     funds with no
                     sales charge)
                     as well as the
                     holdings and
                     purchases of
                     your spouse and
                     children under
                     21 to qualify
                     for reduced
                     front-end sales
                     charges.
-------------------- ------------------- -------------- ---------------- ----------
Reinvestment of      Up to 12 months     For Class      For Class B,     Not
Redeemed Shares      after you           A, you         your account     available.
                     redeem shares,      will not       will be
                     you can             have to        credited
                     reinvest the        pay an         with the
                     proceeds            additional     CDSC you
                     without paying      front-end      previously
                     a sales charge,     sales          paid on the
                     as noted to the     charge.        amount you
                     right.                             are
                                                        reinvesting.
                                                        Your
                                                        schedule for
                                                        CDSCs and
                                                        conversion
                                                        to Class A
                                                        will not
                                                        start over
                                                        again; it
                                                        will pick up
                                                        from the
                                                        point at
                                                        which you
                                                        redeemed
                                                        your shares.
-------------------- ------------------- -------------- ---------------------------
SIMPLE/IRA,          These                     X        There is no reduction in
SEP/IRA,             investment                         sales charges for Class B
SAR/SEP, Profit      plans may                          or Class C shares for
Sharing,             qualify for                        group purchases by
Pension, 401(k),     reduced sales                      retirement plans.
SIMPLE 401(k),       charges by
403(b)(7), and       combining the
457 Retirement       purchases of
Plans                all members of
                     the group.
                     Members of
                     these groups
                     may also
                     qualify to
                     purchase shares
                     without a
                     front-end sales
                     charge and may
                     qualify for a
                     waiver of any
                     CDSCs on Class
                     A shares.
-------------------- ------------------- -------------- ---------------------------

                                       31

Buying Class A shares at Net Asset Value

Class A shares of a  Portfolio  may be  purchased  at NAV  under  the  following circumstances,  provided that you notify the Portfolio in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the exchange  privilege  and the
     12-month reinvestment privilege.

o    Purchases  by: (i) current  and former  officers,  Trustees/Directors,  and employees of any Delaware  Investments(R)  Fund, the Manager, or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware  Investments(R)  Funds;  and  (iii)
     registered representatives and employees of broker/dealers who have entered into dealer's  agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing  entities,  counsel or  broker/dealers, may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases  for  the  benefit  of  the  clients  of  brokers,  dealers,  and registered  investment  managers if such  brokers,  dealers,  or investment managers  have  entered into an agreement  with the  Distributor  providing specifically  for the purchase of Class A shares in connection with special investment  products,  such as wrap accounts or similar fee-based programs.
     Investors  may be  charged  a fee when  effecting  transactions  in Class A shares  through a broker or agent  that  offers  these  special  investment products.

o    Purchases by  financial  institutions  investing  for the accounts of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Portfolio.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan  repayments  made to a  Portfolio  account  in  connection  with loans originated from accounts previously maintained by another investment firm.

                                       32

Waivers of Contingent Deferred Sales Charges

The Portfolios' applicable CDSCs may be waived under the following circumstances:

----------------------------------- --------------- -------------- ---------------
                                                     Share Class
----------------------------------- --------------- -------------- ---------------
             Category                     A*              B              C
----------------------------------- --------------- -------------- ---------------
Redemptions in accordance with a          X               X              X
Systematic Withdrawal Plan,
provided the annual amount
selected to be withdrawn under
the Plan does not exceed 12% of
the value of the account on the
date that the Systematic
Withdrawal Plan was established
or modified.
----------------------------------- --------------- -------------- ---------------
Redemptions that result from the          X               X              X
Portfolio's right to liquidate a
shareholder's account if the
aggregate NAV of the shares held
in the account is less than the
then-effective minimum account
size.
----------------------------------- --------------- -------------- ---------------
Distributions to participants or          X              Not       Not available.
beneficiaries from a retirement                      available.
plan qualified under Section
401(a) of the Internal Revenue
Code of 1986, as amended (the
"Code").
----------------------------------- --------------- -------------- ---------------
Redemptions pursuant to the               X              Not       Not available.
direction of a participant or                        available.
beneficiary of a retirement plan
qualified under Section 401(a) of
the Code with respect to that
retirement plan.
----------------------------------- --------------- -------------- ---------------
Periodic distributions from an            X               X              X
individual retirement account
(i.e., IRA, ROTH IRA, Coverdell
Education Savings Account, SIMPLE
IRA, SAR/SEP, or SEP/IRA) or a
qualified plan** (403(b)(7) plan,
457 Deferred Compensation Plan,
Profit Sharing Plan, Money
Purchase Plan, or 401(k) Defined
Contribution Plan) not subject to
a penalty under Section
72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan
as described in Treas. Reg.
§1.401(k)-1(d)(3) and Section
457(d)(1)(A)(iii) of the Code.
----------------------------------- --------------- -------------- ---------------
Returns of excess contributions           X               X              X
due to any regulatory limit from
an individual retirement account
(i.e., IRA, ROTH IRA, Coverdell
Education Savings Account, SIMPLE
IRA, SAR/SEP, or SEP/IRA) or a
qualified plan (403(b)(7) plan,
457 Deferred Compensation Plan,
Profit Sharing Plan, Money
Purchase Plan, or 401(k) Defined
Contribution Plan).
----------------------------------- --------------- -------------- ---------------
Distributions by other employee           X              Not       Not available.
benefit plans to pay benefits.                       available.
----------------------------------- --------------- -------------- ---------------
Systematic withdrawals from a             X               X              X
retirement account or qualified
plan that are not subject to a
penalty pursuant to Section
72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan**
as described in Treas. Reg.
§1.401(k)-1(d)(3) and Section
457(d)(1)(A)(iii) of the Code.
The systematic withdrawal may be
pursuant to Delaware Investments(R)
Funds' Systematic Withdrawal Plan
or a systematic withdrawal
permitted by the Code.
----------------------------------- --------------- -------------- ---------------

                                       33

----------------------------------- --------------- -------------- ---------------
                                                     Share Class
----------------------------------- --------------- -------------- ---------------
             Category                     A*              B              C
----------------------------------- --------------- -------------- ---------------
Distributions from an account of          X               X              X
a redemption resulting from the
death or disability (as defined
in Section 72(t)(2)(A) of the
Code) of a registered owner or a
registered joint owner occurring
after the purchase of the shares
being redeemed.  In the case of
accounts established under the
Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act
or trust accounts, the waiver
applies upon the death of all
beneficial owners.
----------------------------------- --------------- -------------- ---------------
Redemptions by certain legacy             X              Not             X
retirement assets that meet the                      available.
requirements set forth in the SAI.
----------------------------------- --------------- -------------- ---------------
Redemptions by the classes of             X              Not       Not available.
shareholders who are permitted to                    available.
purchase shares at NAV,
regardless of the size of the
purchase.  See "Buying Class A
shares at NAV" above.
----------------------------------- --------------- -------------- ---------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain any records that substantiate  these costs because the Portfolios,  its transfer agent, and financial  intermediaries may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of  charge on the  Delaware  Investment  Funds'  Web site at
www.delawareinvestments.com.  Additional  information  on sales  charges  can be found in the Portfolios' SAI, which is available upon request.

                                       34

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Portfolio and class of shares you wish to purchase, to Delaware  Investments(R),
P.O.  Box  219656,  Kansas  City,  MO  64121-9656.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments(R)at  P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail, or 430 W. 7th Street,  Kansas City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum purchase is $250 and you can make additional investments of
$25 or more, if you are buying  shares in an IRA or Roth IRA,  under the Uniform
Gifts to Minors  Act or the  Uniform  Transfers  to Minors  Act,  or  through an
Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings
Account (formerly, an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Portfolio's NAV. If your order is received after the close of regular trading on the NYSE,  you will pay the next business day's price. A business day is any day that the NYSE is open for  business  (Business  Day).  We  reserve  the right to reject any purchase order.

                                       35

About your account (continued)

How to buy shares (continued)

We determine  the NAV per share for each Class of the  Portfolio at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Portfolio is  calculated by  subtracting  the  liabilities  of each
Class from its total assets and dividing the  resulting  number by the number of shares  outstanding  for that Class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
For a portfolio that invests primarily in foreign securities, the NAV may change on days when the  shareholder  will not be able to purchase or redeem  Portfolio shares. We price fixed income securities on the basis of valuations  provided to us by an independent pricing service that uses methods approved by the Board. We price  fixed-income  securities  that  have a  maturity  of less than 60 days at amortized cost, which  approximates  market value. For all other securities,  we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When a Portfolio uses fair value  pricing,  it may take into account any factors
it  deems  appropriate.   A  Portfolio  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets),  and/or U.S. sector or broader stock market  indices.  The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective  judgments and it is possible that the fair value  determined  for a security is  materially  different  than the value that could be realized upon the sale of that security.

To the extent a portion of a  Portfolio's  assets are  invested in other  mutual funds, the Portfolio's NAV is calculated based upon the NAVs of the mutual funds in which the Portfolio invests.  The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing.

The  Portfolios  anticipate  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolios  may use  fair  value  pricing  more frequently for securities  traded primarily in non-U.S.  markets because,  among other things,  most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolios'  Board  has  delegated
responsibility for valuing each Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings Account,  shares in the Portfolios may be suitable for group  retirement  plans. You may establish your IRA account even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how shares in the  Portfolios can play an important role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses  associated with the Portfolio.
We will continue to send one copy of each of these  documents to your  household until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 523-1918 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

                                       36

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to a Portfolio). Your financial advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments(R),  P.O.
Box 219656, Kansas City, MO 64121-9656.  All owners of the account must sign the request.  For  redemptions of more than  $100,000,  you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption orders are received by Delaware  Investments(R)at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone,  our automated  telephone  service,  or through our web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge

                                       37

on any  shares  acquired  by  reinvesting  dividends  or capital  gains.  If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the exchange.  If you later redeem those shares,  the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans,  and $500 for  Coverdell  Education  Savings  Accounts) for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account does not reach the minimum  balance,  your Portfolio may redeem your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery  you can receive  your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access
Account    access   is   a   password    protected    area   of   the   Delaware
Investments(R)internet website that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth Builder  Option,  you can arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)   Fund.  The  shares  that  you  purchase  through  the  Dividend
Reinvestment  Plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under most  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R)  Fund without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund that does not have a sales  charge,  you will pay any applicable sales charge on your new shares.  When exchanging Class B and Class C shares of one fund for the same class of shares in other funds,  your new shares will be subject to the same CDSC as the shares  you  originally  purchased.  The holding  period for the CDSC will also remain the same,  with the amount of time you held your original  shares being credited  toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the  fund's  prospectus  and read it  carefully  before  buying shares  through an  exchange.  We may refuse the  purchase  side of any exchange request,  if, in the Manager's  judgment,  a Portfolio would be unable to invest effectively in accordance  with its investment  objective(s)  or would otherwise potentially be adversely affected.

                                       38

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer  money  between  your  Portfolio  account and your  predesignated  bank account by telephone  request.  This  service is not  available  for  retirement plans.  MoneyLine  has a  minimum  transfer  of $25 and a  maximum  transfer  of
$50,000, except for purchases into IRAs. Delaware  Investments(R)does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments(R)does  not charge a fee for this  service;  however,  your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  applicable  Limited  CDSC for Class A shares and the CDSC for Class B and C shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be  subject  to the applicable CDSC,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Portfolio shares
Each  Portfolio  discourages  purchases  by market  timers and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be rejected.  The  Portfolios'  Board of Trustees has adopted policies and procedures  designed to detect,  deter and prevent trading activity detrimental to the Portfolios and their shareholders, such as market timing. The
Portfolios  will  consider  anyone who follows a pattern of market timing in any
Delaware  Investments(R) Fund or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market timing has occurred,  a Portfolio  will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the exchange  privilege.  Each  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio's  exchange  privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange  order.  Each Portfolio  reserves the right to restrict or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of a Portfolio's  market timing policy are not necessarily deemed accepted by a Portfolio and may be rejected by a Portfolio on the next Business Day following receipt by a Portfolio.

Redemptions  will  continue to be permitted in accordance  with the  Portfolios'
current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder  should  carefully  monitor the  purchases,  sales and  exchanges of
Portfolio shares and avoid frequent trading in Portfolio shares.

Each  Portfolio  reserves the right to modify this  policy,  at any time without notice, including modifications to the Portfolios' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolios'  shareholders.  While

                                       39

we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading activity will be completely eliminated. Moreover, the  Portfolios'  market timing  policy does not require the  Portfolios to take action in response to frequent  trading  activity.  If a Portfolio elects not to take any action in response  to  frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that  engage  in  rapid  purchases  and  sales or  exchanges  of a
Portfolio's  shares  dilute the value of shares held by long-term  shareholders.
Volatility  resulting  from  excessive  purchases  and  sales  or  exchanges  of
Portfolio  shares,  especially  involving  large  dollar  amounts,  may  disrupt efficient portfolio management.  In particular,  a Portfolio may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may also force a Portfolio to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This could  adversely affect a Portfolio's  performance if, for example,  a Portfolio incurs increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a Portfolio's  NAV calculation may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures Each Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in Portfolio  shares for violations of the  Portfolios'  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolios  may  consider  trading  activity by multiple  accounts  under common ownership,  control,  or  influence  to be trading by a single  entity.  Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus account  arrangements are common forms of holding shares of a Portfolio, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of  retirement  plans and  variable  insurance  products.  A
Portfolio will attempt to have financial  intermediaries  apply the  Portfolio's
monitoring   procedures  to  these  omnibus   accounts  and  to  the  individual
participants  in  such  accounts.  However,  to  the  extent  that  a  financial intermediary is not able or willing to monitor or enforce a Portfolio's frequent trading policy with respect to an omnibus  account,  the Portfolio or its agents may require the financial  intermediary  to impose its frequent  trading policy, rather than the Portfolio's  policy, to shareholders  investing in the Portfolio through the financial intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions on the frequency of trading than a Portfolio. Such restrictions may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by  investors  who have  recently  purchased  or redeemed  Portfolio  shares and similar  restrictions.  A Portfolio's  ability to impose such  restrictions with respect to accounts traded through particular financial  intermediaries may vary
depending   on   systems   capabilities,   applicable   contractual   and  legal
restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts, a Portfolio may consider enforcement against market timers at the participant  level and at the

                                       40

omnibus  level,  up to  and  including  termination  of  the  omnibus  account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the  Portfolios  and their agents to detect  market timing in Portfolio shares,  there is no guarantee that a Portfolio will be able
to  identify  these  shareholders  or  curtail  their  trading   practices.   In
particular,  a Portfolio  may not be able to detect  market  timing in Portfolio shares attributable to a particular  investor who effects purchase,  redemption, and/or  exchange  activity in Portfolio  shares through  omnibus  accounts.  The difficulty  of  detecting  market  timing  may be  further  compounded  if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions. The Portfolios have each qualified to be treated as a  regulated  investment  company  under the  Code.  As a  regulated  investment company,  a  Portfolio  generally  pays no federal  income tax on the income and gains it  distributes  to you. The Portfolios  intend to make  distributions  at least  annually,  usually  in  December,  of  substantially  all  of  their  net investment  income  and  any net  realized  capital  gains.  The  amount  of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  to  shareholders  of record in such  month,  but paid in
January,  are  taxable  as if  they  were  paid in  December.  A  Portfolio  may reclassify income after your tax reporting  statement is mailed to you. Prior to
issuing  your   statement,   a  Portfolio  makes  every  effort  to  search  for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However,  when  necessary,  a Portfolio will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "Buying  A  Dividend."  If you are a  taxable  investor  and  invest in a
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution  will lower the value of a Portfolio's  shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gain rates provided  certain  holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Portfolio shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By  law,  if  you  do  not  provide  a  Portfolio  with  your  proper   taxpayer
identification number and certain required certifications, you may be subject to backup  withholding on any  distributions  of income,  capital gains or proceeds from  the  sale of your  shares.  A  Portfolio  also  must  withhold  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Portfolio  distributions  and gains from the sale or exchange of your  Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Portfolio.

                                       41

Financial highlights

The  financial  highlights  tables  are  intended  to help  you  understand  the
Portfolio's  financial   performance.   All  "per  share"  information  reflects
financial  results  for a single  Portfolio  share.  This  information  has been audited by [_______________], whose report, along with the Portfolios' financial statements,  is included in the  Portfolios'  annual report,  which is available upon request by calling 800 523-1918.

Delaware Aggressive Allocation Portfolio                     Class A
                                                         Year Ended 9/30
                                       2007         2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]      $10.080     $8.740      $7.750      $6.380

Income (loss) from investment
  operations:
Net investment income(1)            [x.xxx]        0.108      0.043       0.032       0.009
Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.580      1.346       0.991       1.413
                                  ---------      -------    -------     -------     -------
Total from investment
  operations                        [x.xxx]        0.688      1.389       1.023       1.422
                                  ---------      -------    -------     -------     -------

Less dividends and
  distributions from:
Net investment income               [x.xxx]      (0.101)    (0.049)     (0.033)     (0.052)
Net realized gain on
  investments                           ---      (0.057)        ---         ---         ---
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]      (0.158)      0.049     (0.033)     (0.052)
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]      $10.610    $10.080      $8.740      $7.750
                                  =========      =======    =======     =======     =======

Total return(2)                    [xx.xx]%        6.89%     15.93%      13.21%      22.40%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]      $36,699    $28,326     $24,491     $22,965
Ratio of expenses to average
  net assets                        [x.xx]%        0.80%      0.83%       0.80%       0.80%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.13%      1.11%       1.67%       2.15%
Ratio of net investment income
  to average net assets             [x.xx]%        1.06%      0.45%       0.38%       0.13%
Ratio of net investment income
  (loss) to average net assets
   prior to expense limitation
  and expense paid indirectly       [x.xx]%        0.73%      0.17%     (0.49%)     (1.22%)
Portfolio turnover                  [x.xx]%           9%        15%         12%          5%

     (1)  The average shares  outstanding  method has been applied for per share information.
     (2)  Total investment return is based on the change in net asset value of a share  during the period and assumes  reinvestment  of  dividends  and distributions  at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.
     (3)  Date of  commencement  of operations;  ratios have been annualized and total  return  has not been  annualized.  The  portfolio  turnover  is representative  of the entire  Portfolio for the year ended  September
          30, 2003.

                                       42

Delaware Aggressive Allocation Portfolio                     Class B
                                                          Year ended 9/30
                                       2007         2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]       $9.960     $8.660      $7.710      $6.340

Income (loss) from investment
  operations:
Net investment loss(1)              [x.xxx]        0.032    (0.027)     (0.032)     (0.044)
Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.573      1.327       0.982       1.414
                                  ---------      -------    -------     -------     -------
Total from investment
  operations                        [x.xxx]        0.605      1.300       0.950       1.370
                                  ---------      -------    -------     -------     -------

Less dividends and
distributions from:
Net investment income                   ---      (0.028)        ---         ---         ---
Net realized gain on investments        ---      (0.057)        ---         ---         ---
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                         ---      (0.085)        ---         ---         ---
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]      $10.480     $9.960      $8.660      $7.710
                                  =========      =======    =======     =======     =======

Total return(2)                    [xx.xx]%        6.10%     15.01%      12.32%      21.61%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]       $7,864     $6,667      $4,052      $2,694
Ratio of expenses to average
  net assets                        [x.xx]%        1.55%      1.58%       1.55%       1.55%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.83%      1.81%       2.37%       2.86%
Ratio of net investment loss
  to average net assets             [x.xx]%        0.31%    (0.30%)     (0.37%)     (0.62%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation and
  expense paid indirectly           [x.xx]%        0.03%    (0.53%)     (1.19%)     (1.93%)
Portfolio turnover                  [x.xx]%           9%        15%         12%          5%

Delaware Aggressive Allocation Portfolio                      Class C
                                                          Year ended 9/30
                                       2007         2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]       $9.970     $8.660      $7.710      $6.350

Income (loss) from investment
  operations:
Net investment loss(1)              [x.xxx]        0.032    (0.027)     (0.032)     (0.045)
Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.573      1.337       0.982       1.405
                                  ---------      -------    -------     -------     -------
Total from investment
  operations                        [x.xxx]        0.605      1.310       0.950       1.360
                                  ---------      -------    -------     -------     -------

Less dividends and
distributions from:
Net investment income                   ---      (0.028)        ---         ---         ---
Net realized gain on investments        ---      (0.057)        ---         ---         ---
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                         ---      (0.085)        ---         ---         ---
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]      $10.490     $9.970      $8.660      $7.710
                                  =========      =======    =======     =======     =======

Total return(2)                    [xx.xx]%        6.10%     15.12%      12.32%      21.42%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]       $5,780     $4,147      $3,169      $2,525
Ratio of expenses to average
  net assets                        [x.xx]%        1.55%      1.58%       1.55%       1.55%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.83%      1.81%       2.37%       2.86%
Ratio of net investment loss
  to average net assets             [x.xx]%        0.31%    (0.30%)     (0.37%)     (0.62%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation and
  expense paid indirectly           [x.xx]%        0.03%    (0.53%)     (1.19%)     (1.93%)
Portfolio turnover                  [x.xx]%           9%        15%        12%          5%

                                       43

Delaware Aggressive Allocation Portfolio                     Class R
                                                     Year ended 9/30               6/2/03(3)
                                                                                    through
                                       2007         2006       2005        2004     9/30/03

Net asset value, beginning of
  period                           $[x.xxx]      $10.050     $8.710      $7.750      $7.460

Income (loss) from investment
  operations:
Net investment income (loss)(2)     [x.xxx]        0.083      0.012       0.002     (0.021)
Net realized and unrealized
  gain on investments               [x.xxx]        0.576      1.346       0.990       0.311
                                  ---------      -------    -------     -------     -------
Total from investment operations    [x.xxx]        0.659      1.358       0.992       0.290
                                  ---------      -------    -------     -------     -------

Less dividends and
  distributions from:
Net investment income               [x.xxx]      (0.072)    (0.018)     (0.032)         ---
Net realized gain on
  investments                           ---      (0.057)        ---         ---         ---
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]       (0.129)    (0.018)    (0.032)         ---
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]      $10.580    $10.050      $8.710      $7.750
                                  =========      =======    =======     =======     =======

Total return(3)                    [xx.xx]%        6.61%     15.60%      12.81%       3.89%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]       $1,220     $1,693        $933          $4
Ratio of expenses to average
  net assets                        [x.xx]%        1.05%      1.16%       1.15%       1.15%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.43%      1.41%       1.97%       2.88%
Ratio of net investment income
  (loss) to average net assets      [x.xx]%        0.81%      0.12%       0.03%     (0.86%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation and
  expense paid indirectly           [x.xx]%        0.43%    (0.13%)     (0.79%)     (2.59%)
Portfolio turnover                  [x.xx]%           9%        15%         12%          5%

                                       44

Delaware Moderate Allocation Portfolio                       Class A
                                                          Year ended 9/30
                                       2007         2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]       $9.780     $8.830      $8.100      $6.900

Income (loss) from investment
  operations:
Net investment income(1)            [x.xxx]        0.164      0.110       0.094       0.088
Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.443      0.963       0.733       1.249
                                  ---------      -------    -------     -------     -------
Total from investment operations    [x.xxx]        0.607      1.073       0.827       1.337
                                  ---------      -------    -------     -------     -------

Less dividends and
  distributions from:
Net investment income               [x.xxx]      (0.117)    (0.123)     (0.097)     (0.137)
Net realized gain on
  investments                           ---          ---        ---         ---         ---
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]      (0.117)    (0.123)     (0.097)     (0.137)
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]      $10.270     $9.780      $8.830      $8.100
                                  =========      =======    =======     =======     =======

Total return(2)                    [xx.xx]%        6.25%     12.22%      10.24%      19.63%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]      $34,361    $28,660     $26,321     $29,746
Ratio of expenses to average
  net assets                        [x.xx]%        0.80%      0.83%       0.80%       0.80%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.14%      1.09%       1.62%       2.03%
Ratio of net investment income
  to average net assets             [x.xx]%        1.65%      1.17%       1.08%       1.17%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation
  and expense paid indirectly       [x.xx]%        1.31%      0.91%       0.26%     (0.06%)
Portfolio turnover                  [x.xx]%           6%         7%         13%          9%

     (1)  The average shares  outstanding  method has been applied for per share information.
     (2)  Total investment return is based on the change in net asset value of a share  during the period and assumes  reinvestment  of  dividends  and distributions  at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.
     (3)  Date of  commencement  of operations;  ratios have been annualized and total  return  has not been  annualized.  The  portfolio  turnover  is representative  of the entire  Portfolio for the year ended  September
          30, 2003.

                                       45

Delaware Moderate Allocation Portfolio                      Class B
                                                        Year ended 9/30
                                       2007         2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]       $9.740     $8.800      $8.080      $6.880

Income (loss)  from investment
  operations:
Net investment income               [x.xxx]        0.089      0.040       0.029       0.032
Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.447      0.956       0.729       1.248
                                  ---------      -------    -------     -------     -------
Total from investment
  operations                        [x.xxx]        0.536      0.996       0.758       1.280
                                  ---------      -------    -------     -------     -------

Less dividends and
  distributions from:
Net investment income               [x.xxx]      (0.046)    (0.056)     (0.038)     (0.080)
Net realized gain on
  investments                           ---          ---        ---         ---        ----
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]      (0.046)    (0.056)     (0.038)     (0.080)
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]      $10.230     $9.740      $8.800      $8.080
                                  =========      =======    =======     =======     =======

Total return                       [xx.xx]%        5.52%     11.34%       9.39%      18.75%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]       $4,582     $3,141      $2,448      $1,682
Ratio of expenses to average
  net assets                        [x.xx]%        1.55%      1.58%       1.55%       1.55%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.84%      1.79%       2.32%       2.74%
Ratio of net investment income
  to average net assets             [x.xx]%        0.90%      0.42%       0.33%       0.42%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation
  and expense paid indirectly       [x.xx]%        0.61%      0.21%     (0.44%)     (0.77%)
Portfolio turnover                  [x.xx]%           6%         7%         13%          9%

Delaware Moderate Allocation Portfolio                      Class C
                                                        Year ended 9/30
                                       2007         2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]       $9.770     $8.820      $8.090      $6.890

Income (loss)  from investment
  operations:
Net investment income               [x.xxx]        0.089      0.040       0.029       0.031
Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.437      0.966       0.739       1.249
                                  ---------      -------    -------     -------     -------
Total from investment
  operations                        [x.xxx]        0.526      1.006       0.768       1.280
                                  ---------      -------    -------     -------     -------

Less dividends and
  distributions from:
Net investment income               [x.xxx]      (0.046)    (0.056)     (0.038)     (0.080)
Net realized gain on
  investments                         ---           ---         ---         ---       -----
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]      (0.046)    (0.056)     (0.038)     (0.080)
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]     $10.250      $9.770      $8.820      $8.090
                                  =========      =======    =======     =======     =======

Total return                       [xx.xx]%       5.40%      11.43%       9.50%      18.72%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]       $4,130     $2,694      $1,962      $1,718
Ratio of expenses to average
  net assets                        [x.xx]%        1.55%      1.58%       1.55%       1.55%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.84%      1.79%       2.32%       2.74%
Ratio of net investment income
  to average net assets             [x.xx]%        0.90%      0.42%       0.33%       0.42%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation
  and expense paid indirectly       [x.xx]%        0.61%      0.21%     (0.44%)     (0.77%)
Portfolio turnover                  [x.xx]%           6%         7%         13%          9%

                                       46

Delaware Moderate Allocation Portfolio                       Class R
                                                          Year ended 9/30         6/2/03(3)
                                                                                    through
                                       2007         2006       2005        2004     9/30/03

Net asset value, beginning of
  period                           $[x.xxx]       $9.750     $8.800      $8.100      $7.860

Income  from investment
  operations:
Net investment income(2)            [x.xxx]        0.139      0.079       0.064       0.005
Net realized and unrealized
  gain on investments               [x.xxx]        0.439      0.963       0.733       0.235
                                  ---------      -------    -------     -------     -------
Total from investment
  operations                        [x.xxx]        0.578      1.042       0.797       0.240
                                  ---------      -------    -------     -------     -------

Less dividends and
  distributions from:
Net investment income               [x.xxx]      (0.088)    (0.092)     (0.097)         ---
Net realized gain on
  investments                           ---          ---        ---         ---         ---
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]      (0.088)    (0.092)     (0.097)         ---
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]     $10.240     $9.750      $8.800       $8.100
                                  =========      =======    =======     =======     =======

Total return(3)                    [xx.xx]%        5.96%     11.89%       9.87%       3.05%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]       $1,022     $1,110        $960          $6
Ratio of expenses to average
  net assets                        [x.xx]%        1.05%      1.16%       1.15%       1.15%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.44%      1.39%       1.92%       2.23%
Ratio of net investment income
  to average net assets             [x.xx]%        1.40%      0.84%       0.73%       0.14%
Ratio of net investment income
 (loss) to average net assets
  prior to expense limitation
  and expenses paid indirectly      [x.xx]%        1.01%      0.61%     (0.04%)     (0.94%)
Portfolio turnover                  [x.xx]%           6%         7%         13%          9%

                                       47

Delaware Conservative Allocation Portfolio                  Class A
                                                         Year ended 9/30
                                       2007         2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]       $9.000     $8.450      $7.930      $7.040

Income (loss) from investment
  operations:
Net investment income(1)            [x.xxx]        0.242      0.205       0.155       0.172
Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.241      0.522       0.459       0.867
                                  ---------      -------    -------     -------     -------
Total from investment
  operations                        [x.xxx]        0.483      0.727       0.614       1.039
                                  ---------      -------    -------     -------     -------

Less dividends and
  distributions from:
Net investment income               [x.xxx]      (0.213)    (0.177)     (0.094)     (0.149)
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]      (0.213)    (0.177)     (0.094)     (0.149)
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]       $9.270     $9.000      $8.450      $7.930
                                  =========      =======    =======     =======     =======

Total return(2)                    [xx.xx]%        5.46%      8.68%       7.77%      14.92%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]      $33,571    $29,930     $27,270     $24,238
Ratio of expenses to average
  net assets                        [x.xx]%        0.80%      0.82%       0.80%       0.80%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.22%      1.20%       1.62%       1.97%
Ratio of net investment income
  to average net assets             [x.xx]%        2.70%      2.35%       1.86%       2.30%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expense paid indirectly           [x.xx]%        2.28%      1.97%       1.04%       1.13%
Portfolio turnover                  [x.xx]%           9%         8%         25%          1%

     (1)  The average shares  outstanding  method has been applied for per share information.
     (2)  Total investment return is based on the change in net asset value of a share  during the period and assumes  reinvestment  of  dividends  and distributions  at net asset value and does not reflect the impact of a sales charge.  Total investment return reflects waivers and payment of fees by the Manager and Distributor, as applicable.  Performance would have been lower had the expense limitation not been in effect.
     (3)  Date of  commencement  of operations;  ratios have been annualized and total  return  has not been  annualized.  The  portfolio  turnover  is representative  of the entire  Portfolio for the year ended  September
          30, 2003.

                                       48

Delaware Conservative Allocation Portfolio                  Class B
                                                          Year ended 9/30
                                       2007         2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]       $9.000     $8.450      $7.960      $7.080

Income (loss) from investment
  operations:
Net investment income(1)            [x.xxx]        0.174      0.139       0.092       0.115
Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.243      0.524       0.461       0.874
                                  ---------      -------    -------     -------     -------
Total from investment
  operations                        [x.xxx]        0.417      0.663       0.553       0.989
                                  ---------      -------    -------     -------     -------

Less dividends and
 distributions from:
Net investment income               [x.xxx]      (0.147)    (0.113)     (0.063)     (0.109)
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]      (0.147)    (0.113)     (0.063)     (0.109)
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]      $9.270      $9.000      $8.450      $7.960
                                  =========      =======    =======     =======     =======

Total return(2)                    [xx.xx]%        4.69%      7.89%       6.96%      14.09%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]         $852       $758        $711        $698
Ratio of expenses to average
  net assets                        [x.xx]%        1.55%      1.57%       1.55%       1.55%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.92%      1.90%       2.32%       2.68%
Ratio of net investment income
to average net assets               [x.xx]%        1.95%      1.60%       1.11%       1.55%
Ratio of net investment income
to average net assets
  prior to expense limitation
  and expense paid indirectly       [x.xx]%        1.58%      1.27%       0.34%       0.42%
Portfolio turnover                  [x.xx]%           9%         8%         25%          1%

Delaware Conservative Allocation Portfolio                 Class C
                                                         Year ended 9/30
                                       2007         2006       2005        2004        2003
Net asset value, beginning of
  period                           $[x.xxx]       $8.960     $8.420      $7.930     $7.050

Income (loss) from investment
  operations:
Net investment income(1)            [x.xxx]        0.175      0.139       0.093      0.116

Net realized and unrealized
  gain (loss) on investments        [x.xxx]        0.242      0.514       0.460      0.873
Total from investment
  operations                        [x.xxx]        0.417      0.653       0.553      0.989

Less dividends and
 distributions from:
Net investment income               [x.xxx]      (0.147)    (0.113)     (0.063)    (0.109)
Total dividends and
  distributions                     [x.xxx]      (0.147)    (0.113)     (0.063)    (0.109)

Net asset value, end of period    $[xx.xxx]      $9.230      $8.960      $8.420     $7.930
                                  =========      =======    =======     =======     =======

Total return(2)                    [xx.xx]%        4.71%      7.80%       6.99%     14.15%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]       $1,643       $579        $641       $340
Ratio of expenses to average
  net assets                        [x.xx]%        1.55%      1.57%       1.55%      1.55%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.92%      1.90%       2.32%      2.68%
Ratio of net investment income
to average net assets               [x.xx]%        1.95%      1.60%       1.11%      1.55%
Ratio of net investment income
to average net assets
  prior to expense limitation
  and expense paid indirectly       [x.xx]%        1.58%      1.27%       0.34%      0.42%
Portfolio turnover                  [x.xx]%           9%         8%         25%         1%

                                       49

Delaware Conservative Allocation Portfolio                   Class R
                                                                                 6/02/03(3)
                                                         Year ended 9/30            through
                                       2007         2006       2005        2004     9/30/03

Net asset value, beginning of
  period                           $[x.xxx]       $8.980     $8.420      $7.930      $7.800

Income from investment
  operations:
Net investment income               [x.xxx]        0.220      0.176       0.126       0.034
Net realized and unrealized
  gain on investments               [x.xxx]        0.236      0.531       0.449       0.131
                                  ---------      -------    -------     -------     -------
Total from investment operations    [x.xxx]        0.456      0.707       0.575       0.165
                                  ---------      -------    -------     -------     -------

Less dividends and
  distributions from:
Net investment income               [x.xxx]      (0.186)    (0.147)     (0.085)     (0.035)
                                  ---------      -------    -------     -------     -------
Total dividends and
  distributions                     [x.xxx]      (0.186)    (0.147)     (0.085)     (0.035)
                                  ---------      -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]       $9.250     $8.980      $8.420      $7.930
                                  =========      =======    =======     =======     =======

Total return                       [xx.xx]%        5.16%      8.46%       7.27%       2.12%

Ratios and supplemental data:
Net assets, end of period (000
   omitted)                          $[xxx]         $661       $200        $185          $8
Ratio of expenses to average
   net assets                       [x.xx]%        1.05%      1.15%       1.15%       1.15%
Ratio of expenses to average
  net assets prior to expense
  limitation and expense paid
  indirectly                        [x.xx]%        1.52%      1.50%       1.92%       2.28%
Ratio of net investment income
  to average net assets             [x.xx]%        2.45%      2.02%       1.51%       1.30%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expense paid indirectly           [x.xx]%        1.98%      1.67%       0.74%       0.17%
Portfolio turnover                  [x.xx]%           9%         8%         25%          1%

                                       50

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less  dividends  and  distributions  from - net  realized  gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and CDSCs,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       51

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

                                       52

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The Financial Industry Regulatory Authority, which is responsible for regulating the securities industry.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

                                       53

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       54

Additional information

Additional  information  about the  Portfolios'  investments is available in the
Portfolios'  annual and semiannual  reports to shareholders.  In the Portfolios'
shareholder  report,  you will find a discussion  of the market  conditions  and investment  strategies  that  significantly  affected a Portfolio's  performance during the period covered by the report. You can find more information about the
Portfolios in the current SAI, which we have filed  electronically  with the SEC and  which  is  legally  a  part  of  this  Prospectus  (it is  incorporated  by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail, or 430 W. 7th
Street,  Kansas  City,  MO  64105  by  overnight  courier  service,  or call 800
523-1918.  Please  do  not  send  any  correspondence  to  2005  Market  Street,
Philadelphia,  PA  19103-7094.  The  Portfolios'  SAI and annual and  semiannual reports  to  shareholders  are  also  available,  free of  charge,  through  the
Portfolios' Web site  (www.delawareinvestments.com).  You may obtain  additional information about the Portfolios from your financial advisor.

You can find reports and other  information  about the  Portfolios  on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can also get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Portfolios,  including their
SAI,  can be  reviewed  and  copied  at  the  SEC's  Public  Reference  Room  in
Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For  Portfolio  information,   literature,  price,  yield  and  performance
     figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-08457

                                       55

Delaware Fund Symbols

                                               CUSIP number        NASDAQ symbol
Delaware Aggressive Allocation Portfolio
       Class A                                  245918883              DFGAX
       Class B                                  245918875              DFGDX
       Class C                                  245918867              DFGCX
       Class R                                  245918826              DFGRX
Delaware Moderate Allocation Portfolio         CUSIP number        NASDAQ symbol
       Class A                                  245918503              DFBAX
       Class B                                  245918602              DFBBX
       Class C                                  245918701              DFBCX
       Class R                                  245918834              DFBRX
Delaware Conservative Allocation Portfolio     CUSIP number        NASDAQ symbol
       Class A                                  245918107              DFIAX
       Class B                                  245918206              DFIDX
       Class C                                  245918305              DFICX
       Class R                                  245918818              DFIRX

                       Delaware
                       Investments(R)
                       A member of Lincoln Financial Group

CORE-EQUITY

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

Prospectus        JANUARY [__], 2008

                           DELAWARE FOUNDATION FUNDS

                           DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                           INSTITUTIONAL CLASS

                           DELAWARE MODERATE ALLOCATION PORTFOLIO
                           INSTITUTIONAL CLASS

                           DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                           INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   adequacy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Portfolio profiles                                          page [x]
Delaware Aggressive Allocation Portfolio                         [x]
Delaware Moderate Allocation Portfolio                           [x]
Delaware Conservative Allocation Portfolio                       [x]

How we manage the Portfolios                               page [xx]
Our investment strategies                                       [xx]
The securities we typically invest in                           [xx]
More about the Portfolios                                       [xx]
The risks of investing in the Portfolios                        [xx]
Disclosure of portfolio holdings information                    [xx]

Who manages the Portfolios                                 page [xx]
Investment manager                                              [xx]
Portfolio managers                                              [xx]
Manager of managers structure                                   [xx]
Who's who?                                                      [xx]

About your account                                         page [xx]
Investing in the Portfolios                                     [xx]
       Payments to intermediaries                               [xx]
       How to buy shares                                        [xx]
       Fair Valuation                                           [xx]
       Document delivery                                        [xx]
       How to redeem shares                                     [xx]
       Account minimum                                          [xx]
       Exchanges                                                [xx]
Frequent trading of Portfolio shares                            [xx]
Dividends, distributions and taxes                              [xx]

Financial highlights                                       page [xx]

Glossary                                                   page [xx]
Additional Information                                    Back cover

Profile: Delaware Aggressive Allocation Portfolio

What is the Portfolio's investment objective?
The Delaware  Aggressive  Allocation  Portfolio seeks long-term  capital growth.
Although the Portfolio will strive to meet its investment objective, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds,  including equity funds and, to a lesser extent,  fixed-income funds. We may also invest in individual  securities.  We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective,  the Portfolio will typically  invest more of its assets in equity funds and securities than in fixed-income funds and securities.  Typically, the Portfolio will invest between
10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware  Investments(R) Funds in which it invests.  Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed-income  funds in the  portfolio  would  decline and the value of Portfolio shares  could  decline as well.  To the extent that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [x].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Portfolio
o    Investors  who are in the earlier stage of wealth  accumulation,  generally with higher risk tolerance.
o    Investors  seeking the capital  appreciation  potential of the stock market and who have no need for current income.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       1

How has the Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how annual returns for the Portfolio's  Institutional  Class shares  have  varied  over the past 10  calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year,  five-year and 10 year periods.  The Portfolio's past performance  (before and after taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please  see the  footnotes  on page [x] for  additional  information  about  the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------- -------- -------- ------- --------- -------- --------- --------- --------- --------
 1998      1999     2000     2001     2002     2003      2004      2005     2006      2007
-------- -------- -------- ------- --------- -------- --------- --------- --------- --------
10.54%    14.57%   -6.55%   -7.42%  -15.68%   28.36%    12.28%    7.76%    11.97%   [x.xx]%
-------- -------- -------- ------- --------- -------- --------- --------- --------- --------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest quarterly return was [15.29]% for the quarter ended [June 30, 2003], and its lowest  quarterly  return was [-14.57%] for the quarter ended [September 30,
2002].

                              Average annual returns for periods ending 12/31/07

-------------------------------------- ----------- ------------- ---------------
                                                                    10 Years
Delaware Aggressive Allocation                                     (Inception
Portfolio Institutional Class             1 year      5 years       12/31/97)
-------------------------------------- ----------- ------------- ---------------
Return before taxes                      [x.xx]%     [x.xx]%        [x.xx]%
-------------------------------------- ----------- ------------- ---------------
Return after taxes on distributions      [x.xx]%     [x.xx]%        [x.xx]%
-------------------------------------- ----------- ------------- ---------------
Return after taxes on distributions
and sale of Portfolio shares             [x.xx]%     [x.xx]%        [x.xx]%
-------------------------------------- ----------- ------------- ---------------
S&P 500 Index                            [x.xx]%     [x.xx]%        [x.xx]%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------- ----------- ------------- ---------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index.  The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Portfolio,  the Index is unmanaged and does not reflect the  actual  costs of  operating  a mutual  fund,  such as the costs of  buying, selling and holding  securities.  The Index is not a perfect  comparison for the
Portfolio  because the Portfolio may invest in  fixed-income  and  international securities, which are not included in the Index.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  individual  retirement  accounts  (IRAs).  The after-tax  returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect during the Portfolio's  lifetime,  and do not reflect the impact of state and  local  taxes.  The  after-tax  rate  used  is  based  on  the  current  tax characterization of the elements of the Portfolio's returns (e.g., qualified vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

                                       2

Profile: Delaware Moderate Allocation Portfolio

What are the Portfolio's investment objectives?
The Delaware  Moderate  Allocation  Portfolio  seeks capital  appreciation  with current income as a secondary  objective.  Although the Portfolio will strive to meet its investment objectives, there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds, including equity,  fixed-income and international  funds. We may also invest in individual securities.  We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal  circumstances,  the Portfolio  will invest at least 25% of its net assets in  equity  funds and  securities  and at least 25% of its net  assets in fixed-income  funds and securities.  This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the  flexibility to invest more in equity funds and securities or more in fixed-income  funds and securities,  depending on market  conditions.
However,  it will typically  invest at least 25% in  fixed-income  securities or fixed-income  funds.  The Portfolio will typically  invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the Portfolio's investments.  This Portfolio is subject to the same risks as the underlying Delaware Investments(R) Funds in which it invests.  Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the fixed-income  funds in the portfolio will decline and the Portfolio's  share value  could  decline as well.  To the extent  that it invests in  international funds or  securities,  the  Portfolio  will be  affected  by changes in currency exchange rates as well as political,  economic and regulatory  conditions in the countries represented in its portfolio.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [x].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o    Investors  seeking the capital  appreciation  potential of the stock market and the income potential of the bond market.
o    Investors  who would like a  portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a professional money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how the annual  returns  for the  Portfolio's  Institutional
Class have varied over the past 10 calendar years, as well as the average annual returns of the  Institutional  Class shares for one-year,  five-year and 10 year periods.  The  Portfolio's  past  performance  (before  and after  taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please see the footnotes on page 8 for additional  information about the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

------- ------- -------- -------- --------- -------- ------- --------- -------- ---------
 1998     1999    2000     2001      2002     2003     2004     2005     2006     2007
------- ------- -------- -------- --------- -------- ------- --------- -------- ---------
 7.69%   9.22%   -2.31%   -4.22%   -10.09%   23.60%   9.75%    6.08%    10.19%  [x.xx]%
------- ------- -------- -------- --------- -------- ------- --------- -------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest quarterly return was [13.12]% for the quarter ended [June 30, 2003], and its lowest  quarterly  return was [-9.79]% for the quarter ended  [September 30,
2002].

                              Average annual returns for periods ending 12/31/07

--------------------------------------------------------------------------------
                                                                    10 Year
Delaware Moderate Allocation                                      (Inception
Portfolio Institutional Class              year       5 years      12/31/97)
-------------------------------------- ----------- ------------- ---------------
Return before taxes                      [x.xx]%     [x.xx]%         [x.xx]%
-------------------------------------- ----------- ------------- ---------------
Return after taxes on distributions      [x.xx]%     [x.xx]%         [x.xx]%
-------------------------------------- ----------- ------------- ---------------
Return after taxes on distributions      [x.xx]%     [x.xx]%         [x.xx]%
and sale of Portfolio shares
-------------------------------------- ----------- ------------- ---------------
S&P 500 Index                            [x.xx]%     [x.xx]%         [x.xx]%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------- ----------- ------------- ---------------
Lehman Brothers U.S. Aggregate Index     [x.xx]%     [x.xx]%         [x.xx]%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------- ----------- ------------- ---------------

The  Portfolio's  returns above are compared to the  performance  of the S&P 500
Index and the Lehman  Brothers  U.S.  Aggregate  Index.  The S&P 500 Index is an
unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.  The Lehman Brothers U.S.  Aggregate Index measures the performance of  approximately  6,500 U.S.  corporate and government bonds. You should remember that unlike the Portfolio,  the Indices are unmanaged and do not reflect the actual  costs of  operating  a mutual  fund,  such as the costs of buying,  selling and  holding  securities.  Neither  Index is a perfect comparison to Delaware  Moderate  Allocation  Portfolio  since the S&P 500 Index does not include fixed-income  securities and the Lehman Brothers U.S. Aggregate
Index does not include stocks.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  IRAs.  The  after-tax  returns  shown  are  calculated  using  the  highest individual  federal  marginal  income tax rates in effect during the Portfolio's lifetime,  and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax  characterization  of the  elements of the
Portfolio's  returns (e.g.,  qualified vs.  non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       4

Profile: Delaware Conservative Allocation Portfolio

What are the  Portfolio's  investment  objectives?
The Delaware  Conservative  Allocation  Portfolio seeks a combination of current income and  preservation  ofcapital  with  capital  appreciation.  Although  the
Portfolio will strive to meet its investment  objectives,  there is no assurance that it will.

What are the Portfolio's main investment strategies?
We invest primarily in shares of other Delaware  Investments(R) Funds, including fixed-income and equity funds. We may also invest in individual  securities.  We use an  active  asset  allocation  approach  in  selecting  investments  for the
Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed-income funds and securities
(generally at least 45%) than to equity funds and securities (generally at least
20%).  The  Portfolio  may  allocate  up  to  10%  to  international  funds  and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Portfolio  will  increase and decrease  according to changes in the value of the securities in the  Portfolio's  portfolio.  This Portfolio is subject to the same risks as the underlying Delaware  Investments(R) Funds in which it invests.
Therefore,  to the extent that it invests in bonds and  fixed-income  funds,  it will be affected by changes in interest rates. If interest rates rise, the value of the  bonds and  fixed-income  funds in the  portfolio  will  decline  and the
Portfolio's  share value could decline as well. To the extent that it invests in equity funds and securities, it will be affected by declines in stock prices.

For a more complete  discussion  of risk,  please see "The risks of investing in the Portfolios" on page [x].

An  investment  in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Portfolio
o    Investors who are in the wealth  preservation  phase,  generally with lower risk tolerance.
o    Investors  in  the  pre-retirement  or  retirement  phase,  looking  for an increase in income.
o    Investors who want a portfolio  with broad  diversification  across various types of securities  and active asset  allocation by a  professional  money manager.

Who should not invest in the Portfolio
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You should keep in mind that an  investment  in the  Portfolio is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

                                       5

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Portfolio.  We show how annual returns for the Portfolio's  Institutional  Class shares  have  varied over the past ten  calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year,  five-year and 10 year periods.  The Portfolio's past performance  (before and after taxes) is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense  caps.  The returns  would be lower  without the expense  caps.
Please  see the  footnotes  on page [x] for  additional  information  about  the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

------- ------- -------- -------- -------- -------- -------- -------- ------- ---------
 1998     1999    2000     2001     2002     2003     2004     2005     2006    2007
------- ------- -------- -------- -------- -------- -------- -------- ------- ---------
 6.49%   4.04%   1.40%    -1.28%   -5.02%   17.30%   7.33%    4.40%    8.76%  [x.xx]%
------- ------- -------- -------- -------- -------- -------- -------- ------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly  return was [9.26]% for the quarter ended [June 30, 2003] and its lowest  quarterly  return was [-6.34]% for the quarter ended  [September 30,
1998].

                              Average annual returns for periods ending 12/31/07

-------------------------------------- ----------- ------------- ---------------
                                                                    10 Years
Delaware Conservative Allocation                                   (Inception
Portfolio Institutional Class            1 year      5 years        12/31/97)
-------------------------------------- ----------- ------------- ---------------
Return before taxes                      [x.xx]%     [x.xx]%         [x.xx]%
-------------------------------------- ----------- ------------- ---------------
Return after taxes on distributions      [x.xx]%     [x.xx]%         [x.xx]%
-------------------------------------- ----------- ------------- ---------------
Return after taxes on distributions      [x.xx]%     [x.xx]%         [x.xx]%
and sale of Portfolio shares
-------------------------------------- ----------- ------------- ---------------
Lehman Brothers U.S. Aggregate Index     [x.xx]%     [x.xx]%         [x.xx]%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------- ----------- ------------- ---------------

The  Portfolio's  above  returns are compared to the  performance  of the Lehman
Brothers  U.S.   Aggregate   Index.   The  Index  measures  the  performance  of
approximately  6,500 U.S.  corporate and government  bonds.  You should remember that  unlike the  Portfolio,  the Index is  unmanaged  and does not  include the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and holding  securities.  In addition,  the Index is not a perfect comparison to the Portfolio,  because the Portfolio invests in a variety of asset classes, not represented in the Index, including equity securities,  international securities and high-yielding corporate bonds.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  IRAs.  The  after-tax  returns  shown  are  calculated  using  the  highest individual  federal  marginal  income tax rates in effect during the Portfolio's lifetime,  and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax  characterization  of the  elements of the
Portfolio's  returns (e.g.,  qualified vs.  non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       6

What are the Portfolios' fees and expenses?
This table  describes the fees and expenses that you may pay if you buy and hold shares  of the  Portfolios.  You do not pay  sales  charges  directly  from your investments when you buy or sell shares of the Institutional Class.

--------------------------------------------------------- ----------------
Class                                                     Institutional
--------------------------------------------------------- ----------------
Maximum sales charge (load) imposed on purchases          none
as a percentage of offering price
--------------------------------------------------------- ----------------
Maximum contingent deferred sales charge (load)           none
as a percentage of original purchase price or
redemption price, whichever is lower
--------------------------------------------------------- ----------------
Maximum sales charge (load) imposed on reinvested         none
dividends
--------------------------------------------------------- ----------------
Redemption fees                                           none
--------------------------------------------------------- ----------------
Exchange fees(1)                                          none
--------------------------------------------------------- ----------------

Annual fund operating expenses are deducted from the Portfolios' assets.

-------------------------------------- ------------ -------------- -------------
                                       Delaware     Delaware       Delaware
                                       Aggressive   Moderate       Conservative
                                       Allocation   Allocation     Allocation
                                       Portfolio    Portfolio      Portfolio
-------------------------------------- ------------ -------------- -------------
Management fees(2)                     0.25%        0.25%          0.25%
-------------------------------------- ------------ -------------- -------------
Distribution and service               None         None           None
(12b-1) fees
-------------------------------------- ------------ -------------- -------------
Other expenses                         x.xx%        x.xx%          x.xx%
-------------------------------------- ------------ -------------- -------------
Acquired fund fees and expenses(3)     x.xx%        x.xx%          x.xx%
-------------------------------------- ------------ -------------- -------------
Total annual fund operating expenses   x.xx%        x.xx%          x.xx%
-------------------------------------- ------------ -------------- -------------
Fee waivers and payments               (x.xx%)      (x.xx%)        (x.xx%)
-------------------------------------- ------------ -------------- -------------
Net expenses                           x.xx%        x.xx%          x.xx%
-------------------------------------- ------------ -------------- -------------

This  example is  intended  to help you  compare  the cost of  investing  in the
Portfolios  to the  cost  of  investing  in  other  mutual  funds  with  similar investment objectives.  We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.
The  Portfolios'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  This example  reflects  the net  expenses, which include underlying Delaware  Investments(R) Funds' fees and expenses, with expense waivers for the one-year period and the total operating expenses without expense  waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------- ----------------------- --------------------- ----------------------
           Delaware Aggressive     Delaware Moderate     Delaware Conservative
           Allocation Portfolio    Allocation Portfolio   Allocation Portfolio
---------- ----------------------- --------------------- ----------------------
1 year                        $xxx                  $xxx               $xxx
---------- ----------------------- --------------------- ----------------------
3 years                       $xxx                  $xxx               $xxx
---------- ----------------------- --------------------- ----------------------
5 years                       $xxx                  $xxx               $xxx
---------- ----------------------- --------------------- ----------------------
10 years                    $x,xxx                $x,xxx             $x,xxx
---------- ----------------------- --------------------- ----------------------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  The investment  manager  (Manager) has contracted to waive all or a portion
     of  its   investment   advisory   fees  and/or   reimburse   expenses  from
     [__________],  2008  through  [________],  2009 in order to  prevent  total annual fund operating expenses  (excluding any 12b-1 plan expenses,  taxes,
     interest,  inverse  floater  program  expenses,   brokerage  fees,  certain
     insurance  costs and  non-routine  expenses  or costs,  including,  but not limited to, those relating to reorganizations,  litigation, certain Trustee retirement plan expenses,  conducting shareholder meetings and liquidations
     (collectively,  "non-routine  expenses"))  from exceeding,  in an aggregate amount,  0.55%, 0.55% and 0.55% of average daily net assets of the Delaware
     Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and
     Delaware Conservation Allocation Portfolio,

                                       7

     respectively. For purposes of these waivers and reimbursements, non-routine expenses  may also  include  such  additional  costs and expenses as may be agreed upon from time to time by the Portfolios'  Board of Trustees (Board)
     and the Manager.  These expense  waivers and  reimbursements  apply only to expenses paid directly by the Portfolios.
(3)  The  Portfolios'  total annual fund operating  expenses do not correlate to the  ratio of  expenses  to  average  net  assets  shown  in the  financial highlights in this Prospectus or the Portfolios'  shareholder  reports. The financial  highlights only reflect each Portfolio's  operating expenses and do not include the fees and  expenses  of the  underlying  fund(s) in which each Portfolio invests. See "Acquired fund fees and expenses" above.

                                       8

Other expenses paid by the Portfolios
Because the Portfolios invest primarily in other Delaware  Investments(R) Funds, they will be shareholders  of those funds.  Like all  shareholders,  a Portfolio will bear a proportionate share of any management fees and other expenses of the
Delaware  Investments(R)  Funds that a Portfolio  holds.  These fees,  which are deducted from the underlying funds before their share prices are calculated, are in  addition  to the fees and  expenses  described  in each  Portfolio  profile.
Depending  on which  funds are held in each  Portfolio,  the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated  an average  expense ratio for each  Portfolio,  based on the expense ratios of the Delaware Investments(R) Funds for each of their most recent fiscal years and each  Portfolio's  average  investment  during the  fiscal  year ended
September  30,  2007  Based on these  hypothetical  calculations,  the  combined average expense ratio of the Delaware Investments(R) Funds that is borne by each of the  Portfolios,  including  any  applicable  fee waiver,  would have been as follows:

                Aggressive Allocation Portfolio      [x.xx]%
                Moderate Allocation Portfolio        [x.xx]%
                Conservative Allocation Portfolio    [x.xx]%

Expenses will differ  depending on how the Portfolios  allocate assets among the
Delaware Investments(R) Funds.

How we manage the Portfolios

Our investment strategies
In  order to meet  the  changing  needs of  investors  throughout  their  lives,
Delaware  Foundation Funds offer three different  portfolios with varying levels of income and growth  potential and  corresponding  variations in risk. From the most  conservative  (the  Delaware  Conservative  Allocation  Portfolio)  to the
moderate (the Delaware  Moderate  Allocation  Portfolio) to the most  aggressive
(the Delaware Aggressive Allocation Portfolio),  each Portfolio relies on active asset allocation and invests in a select group of Delaware  Investments(R) Funds as it strives to attain its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each  Portfolio  is  a  type  of  mutual  fund  known  as  a  fund-of-funds.   A
fund-of-funds  typically  invests in other mutual  funds rather than  individual securities. The potential benefits of such a strategy are three-fold:

1.   An extra layer of  diversification  by investing in a number of  underlying funds that, in turn, invest in a broadly  diversified  number of individual securities;
2.   Access to the  investment  expertise  of multiple  portfolio  managers  and analysts who work on the underlying funds; and
3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios  because we believe that a fund-of-funds is an efficient way to provide active asset  allocation  services to meet the needs of investors at  various  stages of their  life and wealth  accumulation.  Our  active  asset allocation strategy begins with an evaluation of three key factors:

o    the  expected  return  of  specific  asset  classes  such  as  equities  or fixed-income securities;
o    the expected volatility or degree to which returns of each asset class have varied from one period to the next; and
o    the correlation of various asset classes,  that is, the degree to which two asset classes move up or down together.

After using this  information  to determine how much of each  Portfolio  will be allocated  to a  particular  asset  class,  we  then  select  specific  Delaware
Investments(R) Funds for investment.  We have identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

                                       9

The Delaware  Investments(R)  Funds we  typically  invest in are listed below in their respective asset classes.  Groupings are approximate and based on the core strategy of each individual  fund.  Management may add or delete funds from this list without shareholder approval.

 Delaware Investments(R) Funds available to the Portfolios

 U.S. Equity
 Delaware Growth Opportunities Fund     Delaware Small Cap Core Fund
 Delaware Large Cap Growth Fund         Delaware Small Cap Value Fund
 Delaware Value Fund                    Delaware Trend Fund
 Delaware REIT Fund                     Delaware U.S. Growth Fund
 Delaware Select Growth Fund

 International Equity
 Delaware Emerging Markets Fund         Delaware Global Value Fund
 Delaware International Value
   Equity Fund

 Fixed-Income
 Delaware Core Bond Fund                Delaware Inflation Protected Bond Fund
 Delaware Corporate Bond Fund           Delaware High-Yield Opportunities Fund
 Delaware Delchester Fund               Delaware Limited-Term Diversified Income
                                          Fund (formerly, Delaware Limited-Term
 Delaware Extended Duration Bond Fund     Government Fund)

 Money Market
 Delaware Cash Reserve Fund

Once we  select  appropriate  investments  for each  Portfolio,  we  continually monitor the market and economic  environments,  the risk/reward profiles of each asset class and the  performance of individual  funds.  We actively  adjust each
Portfolio, striving to meet its investment objective.

The Portfolios' investment objectives are non-fundamental.  This means the Board may change an objective without obtaining  shareholder approval. If an objective were changed, we would notify shareholders before the change becomes effective.

                                       10

The securities we typically invest in

---------------------------- -------------------------------------------------
        Securities                           How we use them
---------------------------- ----------------- ---------------- --------------
                             Delaware          Delaware         Delaware
                             Aggressive        Moderate         Conservative
                             Allocation        Allocation       Allocation
                             Portfolio         Portfolio        Portfolio
---------------------------- ----------------- ---------------- --------------
U.S. equity funds or U.S.    45% to 75% of     35% to 65% of    20% to 50%
equity securities may        Assets            Assets           of Assets
include Delaware
Investments(R) Funds in the
equity asset class or
individual equity
securities.
                             -------------------------------------------------
                             Each Portfolio may invest in one or more of the
                             mutual funds listed below.
---------------------------- -------------------------------------------------
Delaware Growth              Delaware Growth Opportunities Fund seeks
Opportunities Fund           long-term capital growth. It invests primarily
                             in common stocks of medium-sized companies
                             believed to have growth potential.

---------------------------- -------------------------------------------------
Delaware Large Cap Growth    Delaware Large Cap Growth Fund seeks capital
Fund                         appreciation. It invests primarily in large
                             companies believed to have growth potential.

---------------------------- -------------------------------------------------
Delaware Value Fund          Delaware Value Fund seeks long-term capital
                             appreciation.  The Fund invests primarily in
                             securities of large capitalization companies
                             that we believe have long-term capital
                             appreciation potential.

---------------------------- -------------------------------------------------
Delaware REIT Fund           Delaware REIT Fund seeks maximum long-term
                             total return, with capital appreciation as a
                             secondary objective. It invests primarily in
                             real estate investment trusts (REITs) and other
                             companies that are principally engaged in the
                             real estate industry.

---------------------------- -------------------------------------------------
Delaware Select Growth Fund  Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts
                             to achieve by investing primarily in equity
                             securities of companies of all sizes believed
                             to have the potential for high earnings growth.

---------------------------- -------------------------------------------------
Delaware Small Cap Core      Delaware Small Cap Core Fund seeks long-term
Fund                         capital appreciation.  It invests primarily in
                             stocks of small companies that are believed to
                             have a combination of attractive valuations,
                             growth prospects and strong cash flows.

---------------------------- -------------------------------------------------
Delaware Small Cap Value     Delaware Small Cap Value Fund seeks capital
Fund                         appreciation. It invests primarily in small-cap
                             companies that are believed to be undervalued.

---------------------------- -------------------------------------------------
Delaware Trend Fund          Delaware Trend Fund seeks capital appreciation
                             by investing primarily in securities of
                             emerging or other growth-oriented companies. It
                             focuses on small companies that are believed to
                             be responsive to changes in the marketplace and
                             that have the fundamental characteristics to
                             support continued growth.

---------------------------- -------------------------------------------------
Delaware U.S. Growth Fund    Delaware U.S. Growth Fund seeks maximum capital
                             appreciation by investing in companies of all
                             sizes which have low dividend yields, strong
                             balance sheets and high expected earnings
                             growth rates relative to their industry.

---------------------------- -------------------------------------------------
Fixed-income funds or        5% to 35% of      25% to 55% of    45% to 75%
fixed-income securities      Assets            Assets           of Assets
may include Delaware
Investments(R) Funds in the
fixed-income asset class
or individual fixed-income
securities.
---------------------------- ----------------- ---------------- --------------

                                       11

---------------------------- -------------------------------------------------
        Securities                           How we use them
---------------------------- ----------------- ---------------- --------------
                             Delaware          Delaware         Delaware
                             Aggressive        Moderate         Conservative
                             Allocation        Allocation       Allocation
                             Portfolio         Portfolio        Portfolio
---------------------------- ----------------- ---------------- --------------
                             Each Portfolio may invest in one or more of the
                             mutual funds listed below.

---------------------------- -------------------------------------------------
Delaware Core Plus Bond      Delaware Core Plus Bond Fund seeks long-term
Fund*                        total return consistent with reasonable risk.

---------------------------- -------------------------------------------------
Delaware Corporate Bond      Delaware Corporate Bond Fund seeks total
Fund                         return. It invests primarily in
                             investment-grade corporate bonds of
                             intermediate duration (between four and seven
                             years).

---------------------------- -------------------------------------------------
Delaware Delchester Fund     Delaware Delchester Fund seeks total return
                             and, as a secondary objective high current
                             income. It invests primarily in high yield,
                             higher risk corporate bonds, commonly known as
                             "junk bonds."

---------------------------- -------------------------------------------------
Delaware Extended Duration   Delaware Extended Duration Bond Fund seeks
Bond Fund                    total return. It invests primarily in
                             investment-grade corporate bonds of relatively
                             longer duration (between 8 and 11 years).

---------------------------- -------------------------------------------------
Delaware High-Yield          Delaware High-Yield Opportunities Fund seeks
Opportunities Fund           total return and, as a secondary objective,
                             high current income. It invests primarily in
                             high yield, higher risk corporate bonds,
                             commonly known as "junk bonds."

---------------------------- -------------------------------------------------
Delaware Limited-Term        Delaware Limited-Term Government Fund seeks a
Government Fund**            high stable level of income, while attempting
                             to minimize fluctuations in principal and
                             provide maximum liquidity. It invests primarily
                             in short and intermediate-term, fixed-income
                             securities issued or guaranteed by the U.S.
                             government as well as instruments backed by
                             those securities.

---------------------------- -------------------------------------------------
Delaware Inflation           Delaware Inflation Protected Bond Fund seeks to
Protected Bond Fund          provide inflation protection and current
                             income. It invests primarily in
                             inflation-indexed bonds issued by the U.S.
                             government, its agencies or instrumentalities
                             and corporations.
---------------------------- -------------------------------------------------
Money market funds or        0 to 35% of     0 to 35% of       0 to 35% of
money market securities      Assets          Assets            Assets
may include Delaware Cash
Reserve Fund, a money
market fund, individual
money market securities or
repurchase agreements.

---------------------------- -------------------------------------------------
Delaware Cash Reserve Fund   Delaware Cash Reserve Fund seeks maximum
                             current income, while preserving principal and
                             maintaining liquidity. As a money market fund,
                             it invests in highly liquid money market
                             instruments.

---------------------------- -------------------------------------------------
Repurchase agreements:  An   We may use overnight repurchase agreements to
agreement between a buyer,   invest cash prior to investing it in other
such as a Portfolio, and     funds or securities, or for temporary defensive
seller of securities in      purposes. A Portfolio will only enter into
which the seller agrees to   repurchase agreements in which the collateral
buy the securities back      is comprised of U.S. government securities.
within a specified time at
the same price the buyer
paid for them, plus an
amount equal to an agreed
upon interest rate.
Repurchase agreements are
often viewed as equivalent
to cash.

---------------------------- -------------------------------------------------

* Prior to January 31, 2007,  Delaware Core Plus Bond Fund was known as Delaware
American Government Bond Fund.
** Prior to November 30, 2007, Delaware Limited-Term Diversified Income Fund was
known as Delaware Limited-Term Government Fund.

                                       12

---------------------------- -------------------------------------------------
        Securities                           How we use them
---------------------------- ----------------- ---------------- --------------
                             Delaware          Delaware         Delaware
                             Aggressive        Moderate         Conservative
                             Allocation        Allocation       Allocation
                             Portfolio         Portfolio        Portfolio
---------------------------- --------------- ----------------- ---------------
International equity funds   10% to 30% of   5% to 20% of      0 to 10% of
or international equity      Assets          Assets            Assets
securities  may include
Delaware Investments(R)
Funds in the international
equity asset class or
individual international
equity securities.           -------------------------------------------------
                             Each Portfolio may invest in one or more of the
                             mutual funds listed below.

---------------------------- -------------------------------------------------
Delaware Emerging Markets    Delaware Emerging Markets Fund seeks long-term
Fund                         capital appreciation.  It invests primarily in
                             equity securities of companies located in
                             under-developed, emerging market countries.

---------------------------- -------------------------------------------------
Delaware International       Delaware International Value Equity Fund seeks
Value Equity Fund            long-term growth without undue risk to
                             principal.  It invests primarily in equity
                             securities of companies located in developed
                             market countries that provide the potential for
                             capital appreciation that are believed to be
                             undervalued.

---------------------------- -------------------------------------------------
Delaware Global Value Fund*  Delaware Global Value Fund seeks long-term capital appreciation.  It invests primarily in
                             equity securities of companies located in
                             developed countries that are believed to be
                             undervalued.

---------------------------- -------------------------------------------------
Other types of securities
which may be held by the
Portfolios.

---------------------------- -------------------------------------------------
Options and futures:         We might use options or futures to gain
Options represent a right    exposure to a particular market segment without
to buy or sell a security    purchasing individual funds or securities in
or group of securities at    that segment.  We might use this approach if we
an agreed upon price at a    had excess cash that we wanted to invest
future date. The purchaser   quickly or to make an investment without
of an option may or may      disrupting one of the other Delaware
not choose to go through     Investments(R) Funds.
with the transaction; the
seller of an option must     We might also use options or futures to
go through with the          neutralize the effect of potential price
transaction if the option    declines without selling securities.
is exercised.
                             Use of these strategies can increase the
Futures contracts are        operating costs of the Portfolios and can lead
agreements for the           to loss of principal.
purchase or sale of a
security or group of         The Portfolios have claimed an exclusion from
securities at a specified    the definition of the term "commodity pool
price, on a specified        operator" under the Commodity Exchange Act
date.  Unlike an option, a   (CEA) and, therefore, are not subject to
futures contract must be     registration or regulation as a commodity pool
executed unless it is sold   operator under the CEA.
before the settlement
date.

Options and futures are
generally considered to be
derivative securities.
---------------------------- -------------------------------------------------

* Prior to March 31,  2006,  Delaware  Global  Value Fund was known as  Delaware
International Small Cap Value Fund.

Borrowing from banks
We may borrow  money as a  temporary  measure  for  extraordinary  or  emergency purposes or to  facilitate  redemptions.  Borrowing  money  could  result in the
Portfolios being unable to meet their investment objectives.

Temporary defensive positions
We  are  permitted  to  make  temporary  investments  in  bonds,  cash  or  cash equivalents  and may allocate  100% of their net assets to Delaware Cash Reserve
Fund in response to unfavorable  market  conditions.  To the extent that we hold these securities, we may be unable to achieve a Portfolio's objective.

Portfolio turnover
Though we anticipate that each of the Portfolios  will have an annual  portfolio turnover of less than 100%,  some of the funds that the Portfolios may invest in have turnover  rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced  securities  valued at 100% of its net assets  within one year. High turnover rates in the individual  funds held by the Portfolios  could result in increased transaction costs and tax liability for investors.

                                       13

More about the Portfolios

Guidelines for purchasing and redeeming shares of other Delaware Investments(R) Funds

Following is important  information about how the Portfolios operate,  which you should consider when evaluating the Portfolios.

o    Each  Portfolio  will invest in the  institutional  class shares of certain
     Delaware  Investments(R)  Funds.  When  investing in Delaware  Cash Reserve
     Fund,  Class A will be used.  This means the  Portfolios  will pay no sales charges  or  12b-1  distribution  fees  on any of the  shares  of  Delaware
     Investments(R) Funds that they purchase.

o    Each Portfolio will bear its proportionate  share of fees and expenses that apply to the  institutional  classes of the Delaware  Investments(R)  Funds they hold.

o    Any performance  reported for the Portfolios will include the impact of all fund expenses, whether they are related to the Portfolios or the underlying funds they invest in.

o    We have adopted Asset  Allocation  Guidelines  for our purchase and sale of other  Delaware  Investments(R)  Funds.  If the  Manager of the  Portfolios
     anticipates  that a purchase or  redemption  will  disrupt  the  investment strategies  of an  underlying  fund,  the  Manager  will  confer  with  the portfolio  managers  of that  fund to  determine  how to  minimize  adverse effects on both funds.  Such steps might include  staggering the timing and amounts of the transactions.  As a result, the Portfolios might not be able to purchase or redeem shares of other Delaware  Investments(R) Funds at the time or in the amounts that the Manager would otherwise prefer.  This could decrease the total return or increase the volatility of each Portfolio.

o    Because many Delaware  Investments(R)  Funds are managed  independently  by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities.  Therefore, it is possible that one of the funds  held by a  Portfolio  or the  Portfolios  themselves might be acquiring  securities  at the same time  another is selling  them.
     This could increase transaction costs.

                                       14

The risks of investing in the Portfolios
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you invest in the  Portfolios  you should  carefully  evaluate the risks.  Because of the nature of the Portfolios, you should consider your investment to be a long-term  investment that typically provides  the best  results  when held for a number of  years.  The table  below describes  the  principal  risks you assume when  investing  in the  Portfolios.
Please see the Statement of Additional  Information (SAI) for further discussion of these risks and other risks not discussed here.

---------------------------- -------------------------------------------------------
           Risks               Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
---------------------------- ----------------- ------------------- -----------------
                             Delaware          Delaware Moderate   Delaware
                             Aggressive        Allocation          Conservative
                             Allocation        Portfolio           Allocation
                             Portfolio                             Portfolio
---------------------------- ----------------- ------------------- -----------------
Market risk is the risk      Most of the underlying Delaware Investments(R) Funds
that all or a majority of    and the Portfolios themselves are subject to this
the securities in a          risk. In all Portfolios, we generally maintain a
certain market -- like the   long-term investment approach and focus on securities
stock or bond market --      we believe can appreciate over an extended time frame
will decline in value        regardless of interim market fluctuations. Though we
because of factors such as   may hold securities for any amount of time, we
economic conditions,         generally do not trade for short-term purposes.
future expectations or
investor confidence.         Each Portfolio may hold a substantial part of its
                             assets in cash or cash equivalents as a temporary,
                             defensive strategy.

---------------------------- -------------------------------------------------------
Industry risk is the risk    Most of the underlying Delaware Investments(R) Funds
that the value of            and the Portfolios themselves are subject to these
securities in a particular   risks.  Delaware REIT Fund is particularly sensitive
industry will decline        to changes in the real estate market.  The underlying
because of changing          funds generally hold a number of different securities
expectations for the         spread across various sectors. The Portfolios also
performance of that          follow a rigorous selection process before choosing
industry.                    securities and continually monitor them while they
                             remain invested.  This, combined with the fact that
Security risk is the risk    the Portfolios will hold at least four different
that the value of an         Delaware Investments(R) Funds, typically representing
individual stock or bond     different asset classes, should help to reduce
will decline because of      industry and security risk.
changing expectations for
the performance of the
individual company issuing
the stock.

---------------------------- -------------------------------------------------------
Small company risk is the    Several of the International and U.S. Equity funds
risk that prices of          are subject to this risk.  These Funds maintain
smaller companies may be     well-diversified portfolios, select stocks carefully
more volatile than larger    and monitor them continually.  In determining the
companies because of         asset allocation for the Portfolios, the Manager will
limited financial            evaluate the current risk and reward potential of
resources or dependence on   small-cap stocks and make allocation decisions
narrow product lines.        accordingly.

                             The Aggressive    The Moderate        The
                             Allocation        Allocation          Conservative
                             Portfolio will    Portfolio will      Allocation
                             generally have    have moderate       Portfolio will
                             significant       exposure to this    generally have
                             exposure to       risk.               less exposure
                             this risk, due                        to this risk
                             to its greater                        due to its
                             emphasis on                           reduced
                             equities.                             emphasis on
                                                                   equity
                                                                   securities.

---------------------------- ----------------- ------------------- -----------------

                                       15

---------------------------- -------------------------------------------------------
           Risks               Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
---------------------------- ----------------- ------------------- -----------------
                             Delaware          Delaware Moderate   Delaware
                             Aggressive        Allocation          Conservative
                             Allocation        Portfolio           Allocation
                             Portfolio                             Portfolio
---------------------------- ----------------- ------------------- -----------------
Interest rate risk is the    This is generally the most significant risk for
risk that securities will    Fixed-Income funds.  In striving to manage this risk,
decrease in value if         Managers of Delaware Investments(R) Fixed-Income funds
interest rates rise. The     will typically monitor economic conditions and the
risk is generally            interest rate environment.  They will also usually
associated with bonds;       keep the average maturity of a fund as short as is
however, because smaller     prudent, in keeping with the individual fund's
companies often borrow       investment objective.
money to finance their
operations, they may be      The Delaware Investments(R) Funds listed above that are
adversely affected by        subject to small company risk may also be subject to
rising interest rates.       this risk. The Managers of these Funds consider the
                             potential effect that rising interest rates might
                             have on a stock before the stock is purchased.

                             The Aggressive    The Moderate        For the
                             Allocation        Allocation          Conservative
                             Portfolio will    Portfolio will      Allocation
                             generally have    generally have      Portfolio, this
                             moderate          moderate exposure   is a
                             exposure to       to this risk.       significant
                             this risk due     Though it will      risk due to its
                             to its lesser     have a              substantial
                             emphasis on       fixed-income        allocation to
                             fixed-income      allocation and      fixed-income
                             funds and         holdings of small   funds and
                             securities.       companies, these    securities.
                             Though it will    may be balanced
                             have holdings     by equity
                             of small          holdings of
                             companies,        larger companies.
                             these may be
                             balanced by
                             equity holdings
                             of larger
                             companies.

---------------------------- -------------------------------------------------------
Credit risk is the risk      Each of the Delaware Investments(R) Funds investing
that a bond's issuer might   primarily in fixed-income securities is subject to
be unable to make timely     some degree of credit risk. This is less substantial
payments of interest and     for high-quality, government-oriented funds and more
principal.                   significant for funds that invest in lower quality
                             bonds.
Investing in so-called
"junk" or "high yield"
bonds entails greater risk
of principal loss than the
risk involved in
investment-grade bonds.

                             For the           For the Moderate    For the
                             Aggressive        Allocation          Conservative
                             Allocation        Portfolio, this     Allocation
                             Portfolio, this   is a moderate       Portfolio, this
                             is a less         risk. Though it     may be a
                             significant       probably will       significant
                             risk due to its   invest in high      risk because
                             reduced           yield bond funds,   the Portfolio
                             emphasis on       these holdings      may have a
                             fixed-income      may be balanced     substantial
                             securities.       by an allocation    allocation to
                                               to U.S. Equity      high yield bond
                                               funds or            funds.
                                               higher-quality
                                               bond funds.

---------------------------- ----------------- ------------------- -----------------
Prepayment risk is the       Prepayment risk can be a significant risk to
risk that the principal on   Fixed-Income funds that have a large percentage of
a bond that is held by a     holdings in mortgage securities.  In order to manage
fund will be prepaid prior   this risk, when we think interest rates are low, or
to maturity at a time when   that rates will be declining, Managers of these funds
interest rates are lower     typically look for mortgage securities that they
than what that bond was      believe are less likely to be prepaid.  The
paying. A fund would then    Portfolios will be more or less subject to this risk
have to reinvest that        depending on how much they have allocated to Delaware
money at a lower interest    Investments(R) Funds that hold a large percentage of
rate.                        mortgage securities.

---------------------------- -------------------------------------------------------

                                       16

---------------------------- -------------------------------------------------------
           Risks               Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
---------------------------- ----------------- ------------------- -----------------
                             Delaware          Delaware Moderate   Delaware
                             Aggressive        Allocation          Conservative
                             Allocation        Portfolio           Allocation
---------------------------- ----------------- ------------------- -----------------
                             For the           For the Moderate    For the
                             Aggressive        Allocation          Conservative
                             Allocation        Portfolio there     Allocation
                             Portfolio there   is relatively low   Portfolio, this
                             is low exposure   exposure to this    could be a
                             to this risk      risk, due to its    significant
                             due to a          balanced approach   risk due to its
                             reduced           and allocation to   greater focus
                             emphasis on the   equity securities.  on the
                             fixed-income                          fixed-income
                             asset class.                          asset class.

---------------------------- -------------------------------------------------------
Futures and options risk     Each of the Portfolios and many of the Delaware
is the possibility that a    Investments(R) Funds may use options and futures for
fund may experience a loss   defensive purposes, such as to protect gains in the
if it employs an options     portfolio without actually selling a security, or to
or futures strategy          gain exposure to a particular market segment without
related to a security or a   purchasing individual securities in the segment.
market index and that
security or index moves in
the opposite direction
from what the Manager
anticipated.  Futures and
options also involve
additional expenses, which
could reduce any benefit
or increase any loss that
the fund gains from using
the strategy.

---------------------------- -------------------------------------------------------
Foreign risk is the risk     Many of the Delaware Investments(R) Funds invest some
that foreign securities      or all of their assets in foreign securities.  Though
may be adversely affected    each of the Portfolios may invest in international
by political instability,    funds or international securities, they only may
changes in currency          invest a limited portion of their net assets in
exchange rates,              international funds as described below.  Holding both
inefficient markets,         international and domestic securities in a
foreign economic             well-allocated portfolio may actually help to reduce
conditions, lack of          overall portfolio risk since these types of
information or inadequate    securities may experience different performance
regulatory and accounting    cycles.
standards.

                             The Aggressive    The Moderate        The
                             Allocation        Allocation          Conservative
                             Portfolio has     Portfolio has       Allocation
                             moderate          moderate exposure   Portfolio has
                             exposure to       to this risk,       low exposure to
                             this risk,        since               this risk
                             since             international       because
                             international     holdings may        international
                             holdings may      range from 5% to    holdings are
                             range from 10%    20% of net assets.  limited to 10%
                             to 30% of net                         of net assets.
                             assets.

---------------------------- ----------------- ------------------- -----------------
Emerging markets risk is     Several of the International Equity funds are subject
the possibility that the     to this risk. These funds carefully select securities
risks associated with        within emerging markets and strive to consider all
international investing      relevant risks associated with an individual company.
will be greater in           When deciding how much to allocate to these funds,
emerging markets than in     the Portfolios' Manager will consider whether the
more developed foreign       potential rewards of investing in these funds
markets because, among       outweigh the potential risks.
other things, emerging
markets may have less
stable political and
economic environments.

                             The Aggressive    The Moderate        The
                             Allocation        Allocation          Conservative
                             Portfolio has     Portfolio has       Allocation
                             moderate          moderate exposure   Portfolio has
                             exposure to       to this risk,       low exposure to
                             this risk,        since               this risk
                             since             international       because
                             international     holdings may        international
                             holdings may      range from 5% to    holdings are
                             range from 10%    20% of net assets.  limited to 10%
                             to 30% of net                         of net assets.
                             assets.
---------------------------- ----------------- ------------------- -----------------

                                       17

---------------------------- -------------------------------------------------------
           Risks               Degree to which the Portfolios are subject to this
                                                    risk and
                                        How we strive to manage the risk
---------------------------- ----------------- ------------------- -----------------
                             Delaware          Delaware Moderate   Delaware
                             Aggressive        Allocation          Conservative
                             Allocation        Portfolio           Allocation
                             Portfolio                             Portfolio
---------------------------- -------------------------------------------------------
Currency risk is the risk    Each of the International Equity funds is subject to
that the value of a fund's   this risk and may try to hedge currency risk by
investments may be           purchasing foreign currency exchange contracts.  By
negatively affected by       agreeing to purchase or sell foreign securities at a
changes in foreign           pre-set price on a future date, the International
currency exchange rates.     Equity funds strive to protect the value of the
Adverse changes in           securities they own from future changes in currency
exchange rates may reduce    rates.  The International Equity funds will use
or eliminate any gains       forward currency exchange contracts only for
produced by investments      defensive measures, not to enhance portfolio
that are denominated in      returns.  However, there is no assurance that a
foreign currencies and may   strategy such as this will be successful.
increase any losses.

                             The Aggressive    The Moderate        The
                             Allocation        Allocation          Conservative
                             Portfolio has     Portfolio has       Allocation
                             moderate          moderate exposure   Portfolio has
                             exposure to       to this risk,       minimal
                             this risk,        since               exposure to
                             since             international       this risk
                             international     holdings may        because
                             holdings may      range from 5% to    international
                             range from 10%    20% of net assets.  holdings are
                             to 30% of net                         limited to 10%
                             assets.                               of net assets.

---------------------------- ----------------- ------------------- -----------------
Non-diversified risk:          Several of the Delaware Investments(R) Funds
Non-diversified funds have     in which the Portfolios may invest are
the flexibility to invest as   non-diversified funds subject to this risk.
much as 50% of their assets
in as few as two issuers,
provided no single issuer
accounts for more than 25%
of the portfolio.  The
remaining 50% of the
portfolio must be
diversified so that no more
than 5% of a fund's assets
is invested in the
securities of a single
issuer. When a fund invests
its assets in fewer issuers,
the value of fund shares may
increase or decrease more
rapidly than if the fund
were fully diversified.
---------------------------- -------------------------------------------------------
Liquidity risk is the        Each of the Portfolios' exposure to illiquid
possibility that             securities is limited to 15% of net assets.  For each
securities cannot be         of the Delaware Investments(R) Funds, exposure to
readily sold within seven    illiquid securities is limited to 10% or 15% of net
days at approximately the    assets.
price that a fund has
valued them.
---------------------------- -------------------------------------------------------

Disclosure of portfolio holdings information
A description of the  Portfolios'  policies and  procedures  with respect to the
disclosure  of  the  Portfolios'   securities   holdings  is  available  in  the
Portfolios' SAI.

                                       18

Who manages the Portfolios

Investment manager

The Portfolios are managed by Delaware  Management  Company (the  "Manager"),  a
series of Delaware Management Business Trust, which is a wholly owned subsidiary of Delaware  Management  Holdings,  Inc. The Manager  manages  each  Portfolio's assets by  allocating a  Portfolio's  assets  among the Delaware  Investments(R)
Funds. The management  services include  monitoring the Delaware  Investments(R)
Funds in order to determine  whether they are investing their assets in a manner that is  consistent  with the asset  classes  targeted  for  investment  by each
Portfolio.  The Manager  also  oversees the  Portfolios'  direct  investment  in
securities,   manages  the  Portfolios'  business  affairs  and  provides  daily administrative  services.  For its  services,  the Manager was paid an aggregate fee,  net of  waivers,  of [x.xx]% of average  daily net assets  during the last fiscal year for the Delaware Aggressive Allocation Portfolio,  Delaware Moderate
Allocation   Portfolio   and   Delaware   Conservative   Allocation   Portfolio,
respectively.

A discussion of the basis for the Board's approval of the Portfolios' investment advisory contract is available in the Portfolios'  annual report to shareholders for the period ended September 30, 2007.

Portfolio managers

Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Portfolios on June 25, 2007. When making investment  decisions for each  Portfolio,  Mr. Hogan  regularly  consults with  Christopher S. Adams,
Francis X. Morris, Michael S. Morris, and Donald G. Padilla.

Michael J. Hogan, CFA, Executive Vice President,  Chief Investment Officer,  and
Head of Equity Investments, joined Delaware Investments(R) in April 2007 to lead equity  investments,  which comprises eight in-house  investment teams. Prior to joining the firm, Mr. Hogan spent 11 years at SEI, most recently as the managing director and global head of equity for the past three years. SEI's Global Equity team comprised more than 20 investment  professionals  across four countries and was  responsible for a wide range of equity  mandates.  Mr. Hogan also led SEI's
U.S.  Equity team,  was the director  for the  Non-U.S.  Equity team,  and was a portfolio strategist on the Global Asset Allocation team. He worked at PNC Asset
Management  for  seven  years as a  senior  economist  and  then as a  portfolio strategist.  Mr.  Hogan  started his career at Wharton  Econometric  Forecasting
Associates.  He  graduated  from the  University  of Delaware  with a bachelor's degree and a master's degree in economics, and he is a member of the Association for Investment Management and Research and The CFA Society of Philadelphia.

Christopher  S.  Adams,  Vice  President/Portfolio  Manager  and  Senior  Equity
Analyst, is a member of the portfolio  construction group within the Core Equity
Team. He also performs analysis and research to support the portfolio management function.  He  joined  Delaware  Investments(R)  in 1995  after  several  years'
experience  in the  financial  services  industry in the U.S. and U.K. Mr. Adams holds both a bachelor's and master's degree in history and economics from Oxford
University,  England  and  received  a MBA  with  dual  majors  in  finance  and insurance/risk  management from The Wharton School of Business at the University of  Pennsylvania.  Mr.  Adams is a CFA  charterholder,  and a member  of the CFA
Institute and a Director of the Financial Analysts of Philadelphia.

Francis X.  Morris,  Senior Vice  President  and Chief  Investment  Officer-Core
Equity,  holds a bachelor's  degree in finance from Providence  College in Rhode
Island and an MBA from Widener University in Pennsylvania.  He has been managing mutual fund portfolios at Delaware  Investments(R)  since 1999 and institutional equity portfolios at Delaware Investments(R) since 1997. Mr. Morris has 22 years of investment management experience.  Mr. Morris came to Delaware Investments(R)
From PNC Asset  Management  where he served as Vice  President  and  Director of
Equity  Research.  He is past president of the CFA Society of Philadelphia and a member of the CFA Institute.

Michael S. Morris, Vice  President/Portfolio  Manager, is a portfolio manager on the Delaware Core Equity team. Prior to joining Delaware Investments(R) in 1999,
Mr.  Morris  worked as a Senior Equity  Analyst at Newbold's  Asset  Management,
covering  financial  stocks. He began his investment career as an equity analyst in 1993 at Ohio Casualty  Corporation.  Mr. Morris holds a bachelor's  degree in
Finance from Indiana University.  Mr. Morris is a CFA Charterholder and a member of the Bank and Financial Analysis Association.

Donald  G.  Padilla,  Vice  President/Equity  Analyst  II,  is a  member  of the portfolio  construction  group within the Core Equity Team. He performs analysis and research to support the portfolio  management  function.  He joined Delaware
Investments(R)  in 1994 as an  Assistant  Controller  responsible  for  treasury functions,  including managing corporate cash investments,  developing financial models and the financial  operations of the Lincoln Life 401k annuities segment.
Prior to joining  Delaware  Investments(R)  in 1994,  Mr. Padilla worked for ten years at The Vanguard Group. Mr. Padilla received a BS degree in Accounting from
Lehigh University.  Mr. Padilla is a CFA charterholder,  and a member of the CFA
Society of Philadelphia.

                                       19

The SAI for the Portfolios provides  additional  information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

Manager of managers structure
The  Portfolios  and the Manager have received an exemptive  order from the U.S.
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory  agreements  on behalf of a Portfolio  without shareholder  approval  (Manager  of  Managers  Structure).  Under the Manager of
Managers  Structure,  the  Manager  has  ultimate  responsibility,   subject  to
oversight by the Portfolios' Board, for overseeing the Portfolios'  sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any  sub-advisor  that is affiliated with the Portfolios or the Manager.  While the Manager does not currently  expect to use the Manager of Managers  Structure with respect to the  Portfolios,  the Manager may, in the future,  recommend to the Portfolios'  Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of a Portfolio's assets.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall  management  and advisory fees payable by the Portfolios without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       20

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R) Funds.

                                                     Board of Trustees
Investment manager                                                                         Custodian
Delaware Management Company                                                                Mellon Bank, N.A.,
2005 Market Street                                                                         One Mellon Center,
Philadelphia, PA 19103-7094                              The Portfolios                    Pittsburgh, PA 15285

                               Distributor                              Service agent
                               Delaware Distributors, L.P.              Delaware Service Company, Inc.
                               2005 Market Street                       2005 Market Street
                               Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                               Financial intermediary wholesaler
                               Lincoln Financial Distributors, Inc.
                               2001 Market Street
                               Philadelphia, PA  19103-7055
Portfolio managers
(see page [xx] for details)
                                                        Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's  investment  manager and  distributor.  However,  the Portfolios  rely on certain  exemptive  rules  adopted  by the SEC  that  require  its  Board  to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with the distributor,  the financial intermediary wholesaler is primarily responsible for promoting  the  sale  of  Portfolio  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail

                                       21

shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       22

About your account

Investing in the Portfolios

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates and of  securities  dealer  firms with a selling  agreement  with  Delaware
     Distributors, L.P. (Distributor);

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Manager or its affiliates and clients of Delaware Investment  Advisers,  an affiliate of the Manager,  as well as the  clients'  affiliates,  and their corporate  sponsors,  subsidiaries,  related  employee  benefit plans,  and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company, or similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment managers investing on behalf of clients that consist solely  of  institutions  and high net  worth  individuals  having at least
     $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional  Class shares is restricted to investment managers who are not  affiliated  or  associated  with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain  plans  qualified  under  Section 529 of the Internal  Revenue Code
     (Code) for which the Fund's Manager,  Distributor, or service agent, or one
     or  more  of  their  affiliates  provide   recordkeeping,   administrative,
     investment management, marketing, distribution, or similar services; or

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Portfolios) to certain  affiliated or unaffiliated  brokers,  dealers,  or other financial intermediaries (Financial  Intermediaries) in connection with the sale or  retention  of  Portfolio  shares  and/or  shareholder  servicing,  including providing  the  Portfolios  with  "shelf  space"  or a higher  profile  with the
Financial Intermediary's consultants, sales persons, and customers (distribution assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable  laws and  regulations,  the Distributor may pay, or allow its affiliates  to pay,  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of a Portfolio's shares.

                                       23

For more information, please see the Portfolios' SAI.

How to buy shares

[GRAPHIC OMITTED]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Portfolio  and class of shares you wish to  purchase,  to Delaware  Investments,
P.O.  Box  219656,  Kansas  City,  MO  64121-9656.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments(R) at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the Portfolio in which you want to invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED]

By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Portfolio's NAV. If your order is received after the close of regular trading on the NYSE,  you will pay the next business day's price. A business day is any day that the NYSE is open for  business  (Business  Day).  We  reserve  the right to reject any purchase order.

We determine the NAV per share for each class of each  Portfolio at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of each  Portfolio is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the  resulting  number by the number of shares  outstanding  for that class.  We generally  price  securities  and other assets for which market  quotations are readily available at their market value.
We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price  fixed-income  securities  that have a maturity of less than 60 days at amortized cost, which  approximates  market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation
When a Portfolio uses fair value  pricing,  it may take into account any factors
it  deems  appropriate.   A  Portfolio  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock

                                       24

indices (as reflected in U.S.  futures  markets),  and/or U.S. sector or broader stock market  indices.  The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective  judgments and it is possible that the fair value  determined  for a security is  materially  different  than the value that could be realized upon the sale of that security.

To the extent a portion of a  Portfolio's  assets are  invested in other  mutual funds, the Portfolio's NAV is calculated based upon the NAVs of the mutual funds in which the Portfolio invests.  The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing.

The  Portfolios  anticipate  using fair value pricing for  securities  primarily traded on U.S.  exchanges  only under very  limited  circumstances,  such as the early  closing of the  exchange on which a security is traded or  suspension  of trading  in the  security.  The  Portfolios  may use  fair  value  pricing  more frequently for securities  traded primarily in non-U.S.  markets because,  among other things,  most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that significant  events,  including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools, to the extent available.

Subject  to  the  Board's   oversight,   the  Portfolios'  Board  has  delegated
responsibility for valuing each Portfolio's assets to a Pricing Committee of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address, we send one copy of the Portfolios' prospectus and annual and  semiannual  reports to that address,  unless you opt  otherwise.
This will help us reduce the printing and mailing  expenses  associated with the
Portfolios. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive  individual  materials.  If you wish to receive  individual  materials,  please  call your  Client  Services
Representative  at 800 362-7500.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       25

How to redeem shares

[GRAPHIC OMITTED]

By mail
You may redeem your shares (sell them back to the  Portfolio) by mail by writing to:  Delaware  Investments,  P.O. Box 219656,  Kansas City, MO  64121-9656.  All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8992. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption orders are received by Delaware  Investments(R)at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we (or an  authorized  agent)  receive the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account  balance falls below $250,  your Portfolio may redeem your account after 60 days' written notice to you.

Exchanges

You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before

                                       26

buying shares through an exchange. You may not exchange your shares for Class A,
Class B, Class C, or Class R shares of another Delaware  Investments(R) Fund. We may refuse the  purchase  side of any  exchange  request,  if, in the  Manager's judgment,  a Portfolio would be unable to invest  effectively in accordance with its investment objective and policies or would otherwise be adversely affected.

Frequent trading of Portfolio shares
Each  Portfolio  discourages  purchases  by market  timers and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be rejected.  The  Portfolios'  Board of Trustees has adopted policies and procedures  designed to detect,  deter and prevent trading activity detrimental to the Portfolios and their shareholders, such as market timing. The
Portfolios  will  consider  anyone who follows a pattern of market timing in any
Delaware  Investments(R) Fund or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market timing has occurred,  a Portfolio  will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares  through the exchange  privilege.  Each  Portfolio  reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio's  exchange  privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange  order.  Each Portfolio  reserves the right to restrict or reject,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of a Portfolio's  market timing policy are not necessarily deemed accepted by a Portfolio and may be rejected by a Portfolio on the next Business Day following receipt by a Portfolio.

Redemptions  will  continue to be permitted in accordance  with the  Portfolios'
current  Prospectus.  A redemption of shares under these  circumstances could be costly to a shareholder if, for example,  the shares have declined in value, the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder  should  carefully  monitor the  purchases,  sales and  exchanges of
Portfolio shares and avoid frequent trading in Portfolio shares.

Each  Portfolio  reserves the right to modify this  policy,  at any time without notice, including modifications to the Portfolios' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation  of this  policy  involves  judgments  that  are  inherently  subjective  and may be selectively  applied,  we seek to  make  judgments  and  applications  that  are consistent  with the interests of the  Portfolios'  shareholders.  While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading  activity will be completely  eliminated.  Moreover, the  Portfolios'  market timing  policy does not require the  Portfolios to take action in response to frequent  trading  activity.  If a Portfolio elects not to take any action in response  to  frequent  trading,  such  frequent  trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders  that  engage  in  rapid  purchases  and  sales or  exchanges  of a
Portfolio's  shares  dilute the value of shares held by long-term  shareholders.
Volatility  resulting  from  excessive  purchases  and  sales  or  exchanges  of
Portfolio  shares,  especially  involving  large  dollar  amounts,  may  disrupt efficient portfolio management.  In particular,  a Portfolio may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may also force a Portfolio to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate  short-term  trading  activity.  This could  adversely affect a Portfolio's  performance if, for example,  a Portfolio incurs increased brokerage costs and  realization of taxable capital gains without  attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and

                                       27

a Portfolio's NAV calculation may affect the value of these foreign  securities.
The  time  zone  differences  among  international  stock  markets  can  allow a shareholder  engaging in a short-term trading strategy to exploit differences in fund  share  prices  that are  based on  closing  prices of  foreign  securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures Each Portfolio,  through its transfer agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Portfolio shares.  This monitoring  process involves several factors, which include  scrutinizing  transactions in Portfolio  shares for violations of the  Portfolios'  market  timing  policy  or other  patterns  of  short-term  or excessive trading. For purposes of these transaction monitoring procedures,  the
Portfolios  may  consider  trading  activity by multiple  accounts  under common ownership,  control,  or  influence  to be trading by a single  entity.  Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus account  arrangements are common forms of holding shares of a Portfolio, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of  retirement  plans and  variable  insurance  products.  A
Portfolio will attempt to have financial  intermediaries  apply the  Portfolio's
monitoring   procedures  to  these  omnibus   accounts  and  to  the  individual
participants  in  such  accounts.  However,  to  the  extent  that  a  financial intermediary is not able or willing to monitor or enforce a Portfolio's frequent trading policy with respect to an omnibus  account,  the Portfolio or its agents may require the financial  intermediary  to impose its frequent  trading policy, rather than the Portfolio's  policy, to shareholders  investing in the Portfolio through the financial intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions on the frequency of trading than a Portfolio. Such restrictions may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by  investors  who have  recently  purchased  or redeemed  Portfolio  shares and similar  restrictions.  A Portfolio's  ability to impose such  restrictions with respect to accounts traded through particular financial  intermediaries may vary
depending   on   systems   capabilities,   applicable   contractual   and  legal
restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts, a Portfolio may consider enforcement against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the  Portfolios  and their agents to detect  market timing in Portfolio shares,  there is no guarantee that a Portfolio will be able
to  identify  these  shareholders  or  curtail  their  trading   practices.   In
particular,  a Portfolio  may not be able to detect  market  timing in Portfolio shares attributable to a particular  investor who effects purchase,  redemption, and/or  exchange  activity in Portfolio  shares through  omnibus  accounts.  The difficulty  of  detecting  market  timing  may be  further  compounded  if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions. The Portfolios have each qualified to be treated as a  regulated  investment  company  under the  Code.  As a  regulated  investment company,  a  Portfolio  generally  pays no federal  income tax on the income and gains it  distributes  to you. The Portfolios  intend to make  distributions  at least  annually,  usually  in  December,  of  substantially  all  of  their  net investment  income  and  any net  realized  capital  gains.  The  amount  of any

                                       28

distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  to  shareholders  of record in such  month,  but paid in
January,  are  taxable  as if  they  were  paid in  December.  A  Portfolio  may reclassify income after your tax reporting  statement is mailed to you. Prior to
issuing  your   statement,   a  Portfolio  makes  every  effort  to  search  for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However,  when  necessary,  a Portfolio will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "Buying  A  Dividend."  If you are a  taxable  investor  and  invest in a
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution  will lower the value of a Portfolio's  shares by the amount of the distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.  In  general,  if you  are a  taxable  investor,  Portfolio distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true  whether you  reinvest  your  distributions  in  additional
Portfolio shares or receive them in cash.

For federal income tax purposes,  Portfolio  distributions of short-term capital gains  are  taxable  to you  as  ordinary  income.  Portfolio  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gain rates provided  certain  holding period requirements are met.

A sale or redemption of Portfolio shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Portfolio shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By  law,  if  you  do  not  provide  a  Portfolio  with  your  proper   taxpayer
identification number and certain required certifications, you may be subject to backup  withholding on any  distributions  of income,  capital gains or proceeds from  the  sale of your  shares.  A  Portfolio  also  must  withhold  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Portfolio  distributions  and gains from the sale or exchange of your  Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Portfolio.

                                       29

Financial highlights

The  financial  highlights  tables  are  intended  to help  you  understand  the
Portfolios'  financial   performance.   All  "per  share"  information  reflects
financial  results  for a single  Portfolio  share.  This  information  has been audited by [_____________],  whose report, along with the Portfolios'  financial statements,  is included in the  Portfolios'  annual report,  which is available upon request by calling 800 523-1918.

Delaware Aggressive Allocation Portfolio                        Institutional Class
------------------------------------------------------------------------------------------
                                                                           Year ended 9/30
                                       2007        2006       2005        2004        2003
-------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $[x.xxx]     $10.100     $8.760      $7.760      $6.390

Income (loss) from investment
  operations:
Net investment income(1)            [x.xxx]       0.134      0.067       0.053       0.027
Net realized and unrealized gain
  (loss) on investments             [x.xxx]       0.578      1.344       0.999       1.413
                                  ---------     -------    -------     -------     --------
Total from investment operations    [x.xxx]       0.712      1.411       1.052       1.440
                                  ---------     -------    -------     -------     --------

Less dividends and distributions
  from:
Net investment income               [x.xxx]     (0.125)    (0.071)     (0.052)     (0.070)
Net realized gain on investments        ---     (0.057)        ---         ---         ---
                                  ---------     -------    -------     -------     --------
Total dividends and distributions   [x.xxx]     (0.182)    (0.071)     (0.052)     (0.070)
                                  ---------     -------    -------     -------     --------

Net asset value, end of period    $[xx.xxx]     $10.630    $10.100      $8.760      $7.760
                                  =========     =======    =======     =======     ========

Total return(2)                    [xx.xx]%       7.12%     16.16%      13.58%      22.69%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                           $[xxx]         $99       $550        $635        $557

Ratio of expenses to average net
  assets                            [x.xx]%       0.55%      0.58%       0.55%       0.55%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                        [x.xx]%       0.83%      0.81%       1.37%       1.86%
Ratio of net investment income
  to average net assets             [x.xx]%       1.31%      0.70%       0.63%       0.38%
Ratio of net investment income
  (loss) to average net assets
prior to expense limitation and
  expenses paid indirectly          [x.xx]%       1.03%      0.47%     (0.19%)     (0.93%)
Portfolio turnover                  [x.xx]%          9%        15%         12%          5%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       30

Delaware Moderate Allocation Portfolio                                 Institutional Class
                                                                           Year ended 9/30
                                       2007        2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]      $9.800     $8.850      $8.110      $6.910

Income (loss) from investment
  operations:
Net investment income(1)            [x.xxx]       0.188      0.133      0.116       0.106
Net realized and unrealized gain
  (loss) on investments             [x.xxx]       0.453      0.962      0.741       1.250
                                  ---------     -------    -------     -------     -------
Total from investment operations    [x.xxx]       0.641      1.095       0.857       1.356
                                  ---------     -------    -------     -------     -------

Less dividends and distributions
  from:
Net investment income               [x.xxx]     (0.141)    (0.145)     (0.117)     (0.156)
Net realized gain on investments        ---         ---        ---         ---         ---
                                  ---------     -------    -------     -------     -------
Total dividends and distributions   [x.xxx]     (0.141)    (0.145)     (0.117)     (0.156)
                                  ---------     -------    -------     -------     -------

Net asset value, end of period    $[xx.xxx]     $10.300     $9.800      $8.850      $8.110
                                  =========     =======    =======     =======     =======

Total return(2)                    [xx.xx]%       6.60%     12.46%      10.61%      19.92%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]        $401      $643         $774        $831
Ratio of expenses to average net
  assets                            [x.xx]%       0.55%     0.58%        0.55%       0.55%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                        [x.xx]%       0.84%      0.79%       1.32%       1.74%
Ratio of net investment income to
  average net assets                [x.xx]%       1.90%      1.42%       1.33%       1.42%
Ratio of net investment income to
  average net assets prior to
  expense limitation and expenses
  paid indirectly                   [x.xx]%       1.61%      1.21%       0.56%       0.23%
Portfolio turnover                  [x.xx]%          6%         7%         13%          9%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       31

Delaware Conservative Allocation Portfolio                             Institutional Class
                                                                           Year ended 9/30
                                       2007        2006       2005        2004        2003

Net asset value, beginning of
  period                           $[x.xxx]      $9.020     $8.470      $7.930      $7.040

Income (loss) from investment
  operations:
Net investment income(1)            [x.xxx]       0.264      0.226       0.176       0.191
Net realized and unrealized gain
  (loss) on investments             [x.xxx]       0.241      0.522       0.468       0.861
                                  ---------     -------    -------     -------     -------
Total from investment operations    [x.xxx]       0.505      0.748       0.644       1.052
                                  ---------     -------    -------     -------     -------

Less dividends and distributions
  from:
Net investment income               [x.xxx]     (0.235)    (0.198)     (0.104)     (0.162)
                                  ---------     -------    -------     -------     -------
Total dividends and distributions   [x.xxx]     (0.235)    (0.198)     (0.104)     (0.162)
                                  ---------     -------    -------     -------     -------

Net asset value, end of period     $[x.xxx]      $9.290     $9.020      $8.470      $7.930
                                  =========     =======    =======     =======     =======

Total return(2)                     [x.xx]%       5.71%      8.92%       8.16%      15.12%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $[xxx]         $80       $254        $387        $300
Ratio of expenses to average net
  assets                            [x.xx]%       0.55%      0.57%       0.55%       0.55%
Ratio of expenses to average net
  assets prior to expense
limitation and expenses paid
  indirectly                        [x.xx]%       0.92%      0.90%       1.32%       1.68%
Ratio of net investment income to
  average net assets                [x.xx]%       2.95%      2.60%       2.11%       2.55%
Ratio of net investment income to
  average net assets prior to
  expense limitation and expenses
  paid indirectly                   [x.xx]%       2.58%      2.27%       1.34%       1.42%
Portfolio turnover                  [x.xx]%          9%         8%         25%          1%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       32

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less  dividends  and  distributions  - from net  realized  gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee  waivers,  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       33

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

FINRA
The Financial Industry Regulatory Authority, which is responsible for regulating the securities industry.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

                                       34

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return varies from its historical average.

                                       35

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       36

Additional  information  about the  Portfolios'  investments is available in the
Portfolios'  annual and semiannual  reports to shareholders.  In the Portfolios'
shareholder  report,  you will find a discussion  of the market  conditions  and investment  strategies  that  significantly  affected a Portfolio's  performance during the period covered by the report. You can find more information about the
Portfolios in the current SAI, which we have filed  electronically  with the SEC and  which  is  legally  a  part  of  this  Prospectus  (it is  incorporated  by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail, or 430 W. 7th
Street,  Kansas  City,  MO  64105  by  overnight  courier  service,  or call 800
523-1918.  Please  do  not  send  any  correspondence  to  2005  Market  Street,
Philadelphia,  PA  19103-7094.  The  Portfolios'  SAI and annual and  semiannual reports  to  shareholders  are  also  available,  free of  charge,  through  the
Portfolios' Web site  (www.delawareinvestments.com).  You may obtain  additional information about the Portfolios from your financial advisor.

You can find reports and other  information  about the  Portfolios  on the EDGAR database  on the SEC Web site  (www.sec.gov).  You can also get  copies  of this information,  after  payment  of a  duplicating  fee,  by  e-mailing  the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington, D.C. 20549-0102.  Information about the Portfolios,  including their
SAI,  can be  reviewed  and  copied  at  the  SEC's  Public  Reference  Room  in
Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative
800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-08457

                                                  CUSIP               NASDAQ
Delaware Aggressive Allocation Portfolio        245918859             DFGIX
                (Institutional Class)

Delaware Moderate Allocation Portfolio          245918800             DFFIX
                (Institutional Class)

Delaware Conservative Allocation Portfolio      245918404             DFIIX
                (Institutional Class)

                       Delaware
                       Investments(R)
                       A member of Lincoln Financial Group

                                                                           DRAFT
                       STATEMENT OF ADDITIONAL INFORMATION
                               January [__], 2008

                         DELAWARE GROUP FOUNDATION FUNDS
                    Delaware Aggressive Allocation Portfolio
                     Delaware Moderate Allocation Portfolio
                   Delaware Conservative Allocation Portfolio

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of
      Class A Shares, Class B Shares, Class C Shares, and Class R Shares:
                                 1-800 523-1918

       For more information about the Institutional Class: 1-800-510-4015

              Dealer Services (Broker/dealers only): 1-800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  Aggressive  Allocation  Portfolio,  Delaware  Moderate  Allocation and
Delaware  Conservative   Portfolio  (each  individually,   a  "Portfolio",   and
collectively,  the "Portfolios"),  which are series of Delaware Group Foundation
Funds (the  "Trust").  Each  Portfolio  offers  Class A, B, C and R Shares (each individually,  a  "Class"  and  collectively,  the  "Portfolio  Classes").  Each
Portfolio also offers an Institutional  Class (the "Institutional  Class").  All
references  to  "shares"  in this Part B refer to all  classes  of shares of the
Portfolios,  except where noted. The Portfolios'  investment manager is Delaware
Management  Company,  a  series  of  Delaware  Management  Business  Trust  (the
"Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
prospectuses  for the Portfolios,  each dated January [__], 2008, as they may be amended  from time to time (the  "Prospectuses").  This Part B should be read in conjunction  with  the  applicable  Prospectus.  This  Part  B is not  itself  a prospectus  but  is,  in  its  entirety,  incorporated  by  reference  into  the
Prospectuses. A Prospectus may be obtained by writing or calling your investment
dealer  or  by  contacting  the  Portfolios'  national   distributor,   Delaware
Distributors,  L.P. (the "Distributor"),  at the above address or by calling the above phone number. Each Portfolio's  financial  statements,  the notes relating thereto,  the  financial  highlights  and the report of  independent  registered public  accounting  firm are  incorporated  by reference  from each  Portfolio's
Annual  Reports into this Part B. The Annual  Reports will accompany any request for Part B. The Annual Reports can be obtained,  without charge,  by calling 800
523-1918.

---------------------------------------------------------------------------------

------------------------------------ ------ ------------------------------ ------
                                     Page                                  Page
------------------------------------ ------ ------------------------------ ------
Organization and Classification             Purchasing Shares
------------------------------------ ------ ------------------------------ ------
Investment Objectives, Restrictions
and Policies                                Investment Plans
------------------------------------ ------ ------------------------------ ------
                                            Determining Offering Price and
Investment Strategies and Risks             Net Asset Value
------------------------------------ ------ ------------------------------ ------
Disclosure of Portfolio Holdings
Information                                 Redemption and Exchange
------------------------------------ ------ ------------------------------ ------
Management of the Trusts                    Distributions and Taxes
------------------------------------ ------ ------------------------------ ------
Investment Manager and Other
Service Providers                           Performance
------------------------------------ ------ ------------------------------ ------
Portfolio Managers                          Financial Statements
------------------------------------ ------ ------------------------------ ------
Trading Practices and Brokerage             Principal Holders
------------------------------------ ------ ------------------------------ ------
Capital Structure
------------------------------------ ------ ------------------------------ ------

                                       1

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization

     The Trust was organized as a Delaware statutory trust on October 24, 1997.

Classification
     The Trust is an open-end management  investment company. The Portfolios are diversified as defined by the Investment Company Act of 1940 (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Portfolio's  investment  objectives are described in the Prospectuses.
Each Portfolio's  investment  objective is  non-fundamental,  and may be changed without  shareholder  approval.  However,  the Trust's  Board of  Trustees  (the
"Board") must approve any changes to non-fundamental investment objectives and a
Portfolio will notify  shareholders  at least 60 days prior to a material change in its investment objective.

Fundamental Investment Restrictions

     Each  Portfolio  has  adopted  the  following  restrictions  that cannot be changed  without  approval by the  holders of a  "majority"  of the  Portfolio's outstanding  shares,  which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented  by  proxy;  or  (ii)  more  than  50%  of  the  outstanding  voting securities.  The  percentage  limitations  contained  in  the  restrictions  and policies set forth herein apply at the time of purchase of securities.

Each Portfolio shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this  restriction  does not limit the Portfolio  from  investing in  obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities, or in tax-exempt  securities or certificates  of deposit.  A Portfolio may, from time to time, make  investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any rule or order thereunder,  or SEC staff interpretation  thereof) of its  investments in the securities of issuers within various industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other issuers,  except that the Portfolio may engage in transactions involving the acquisition,  disposition, or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Portfolio from investing in issuers which invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent a Portfolio  from engaging in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

                                       2

     6. Make loans,  provided that this restriction does not prevent a Portfolio from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described  above,  the  Portfolios  will be subject to the following  investment restriction,  which is  considered  non-fundamental  and may be  changed  by the
Portfolios' Board without  shareholder  approval:  The Portfolios may not invest more than 15% of their respective net assets in securities that they cannot sell or  dispose  of in  the  ordinary  course  of  business  within  seven  days  at approximately  the  value at which  the  applicable  Portfolio  has  valued  the investment.

     Except for the Portfolios' policy on borrowing,  any investment restriction or limitation which involves a maximum  percentage of securities or assets shall not be considered  to be violated  unless an excess over the  percentage  occurs immediately  after an  acquisition  of securities or a utilization of assets and such excess results therefrom.

     In applying a Portfolio's fundamental policy concerning  concentration that is described  above it is a matter of  non-fundamental  policy that: (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and
diversified  finance  will  each  be  considered  a  separate  industry;   (iii)
asset-backed  securities will be classified  according to the underlying  assets securing such  securities;  and (iv)  investments in other funds in the Delaware
Investments  family  will not be deemed  to be  investments  in the  "investment company" industry.

Portfolio Turnover
     Portfolio  trading  will  be  undertaken  principally  to  accomplish  each
Portfolio's respective investment objective.  The Portfolios are free to dispose of portfolio  securities  at any time,  subject to  complying  with the Internal
Revenue Code of 1986,  as amended (the "Code") and the 1940 Act, when changes in circumstances  or  conditions  make  such a move  desirable  in  light  of  each
Portfolio's respective investment objective.  The Portfolios will not attempt to achieve  or be limited  to a  predetermined  rate of  portfolio  turnover.  Such turnover  always will be incidental to  transactions  undertaken  with a view to achieving each Portfolio's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Portfolio's  portfolio. A turnover rate of 100% would occur, for example, if all of a  Portfolio's  investments  held at the beginning of a year were replaced by the end of the  year,  or if a single  investment  was  frequently  traded.  The turnover rate also may be affected by cash  requirements  from  redemptions  and repurchases of a Portfolio's  shares.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for
shareholders  on  realized   investment  gains.  In  investing  to  achieve  its
investment objective, a Fund may hold securities for any period of time.

     For the fiscal years ended  September  30, 2006 and 2007,  the  Portfolios'
portfolio turnover rates were as follows:

Portfolio                                              2006            2007
Aggressive Allocation Portfolio                         9%            [xx]%
Moderate Allocation Portfolio                           6%            [xx]%
Conservative Allocation Portfolio                       9%            [xx]%

                                       3

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses  discuss the  Portfolios'  investment  objectives and the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Portfolios' investment strategies and risks that are  included in the  Prospectuses.  The  Portfolios'  investment strategies are non-fundamental and may be changed without shareholder approval.

     The Portfolios invest primarily in other funds in the Delaware  Investments family of funds (each a "Delaware  Investments(R)  Fund" and  collectively,  the
"Delaware  Investments(R)  Funds").  In addition to  investments in the Delaware
Investments(R)  Funds,  pursuant to an Order  received  from the SEC on April 6,
1998,  the  Portfolios  may,  to the extent  consistent  with  their  respective investment  objectives,  invest  directly in the same  securities and employ the same  investment  strategies as any of the  underlying  Delaware  Investments(R)
Funds, to the extent  consistent with each Portfolio's  investment  objective as stated in the Prospectuses.

     The  Delaware  Investments(R)  Funds  include  funds  investing in U.S. and foreign  stocks,  bonds  and  money  market  instruments.  The list of  Delaware
Investments(R)  Funds set forth in the  Prospectuses in which the Portfolios may invest may change from time to time,  and Delaware  Investments(R)  Funds may be added or deleted upon the  recommendation  of the Portfolios'  Manager,  without shareholder approval.

Asset-Backed Securities
     Certain Delaware Investments(R) Funds may invest a portion of its assets in
asset-backed   securities.   The  rate  of  principal  payment  on  asset-backed
securities  generally depends on the rate of principal  payments received on the underlying assets. Such rate of payments may be affected by economic and various other  factors  such as  changes  in  interest  rates or, in the case of certain
Delaware  Investments(R)  Funds, the concentration of collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
The credit  quality of most  asset-backed  securities  depends  primarily on the credit quality of the assets  underlying such securities,  how well the entities issuing the  securities  are insulated from the credit risk of the originator or
affiliated  entities,   and  the  amount  of  credit  support  provided  to  the
securities.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of  different  parties.  To lessen  the  effect of failures by obligors on underlying assets to make payments,  such securities may contain  elements  of  credit  support.  Such  credit  support  falls  into  two categories:  (i)  liquidity  protection,  and  (ii)  protection  against  losses resulting  from  ultimate  default  by an  obligor  on  the  underlying  assets.
Liquidity  protection  refers to the  provision  of  advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection  against losses resulting from ultimate  default  enhances the likelihood of payments of the  obligations on at least some of the assets in the pool.  Such  protection may be provided  through guarantees,  insurance  policies or letters of credit  obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.  The Delaware  Investments(R) Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the  level of  credit  information  and  respecting  the  level of  credit  risk associated  with the  underlying  assets.  Delinquencies  or losses in excess of those  anticipated  could  adversely  affect the return on an investment in such issue.

                                       4

Combined Transactions
     Certain Delaware Investments(R) Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency  transactions  (including  forward  currency  contracts)  and  multiple interest rate transactions and any combination of futures, options, currency and interest  rate  transactions  ("component  transactions"),  instead  of a single transaction,  as part of a single or combined  strategy  when, in the opinion of the Manager, it is in the best interests of a Delaware Investments(R) Fund to do
so. A  combined  transaction  will  usually  contain  elements  of risk that are present in each of its component  transactions.  Although combined  transactions are normally  entered into based on the investment  manager's  judgment that the combined  strategies will reduce risk or otherwise more effectively  achieve the desired  portfolio  management  goal, it is possible that the  combination  will instead  increase such risks or hinder  achievement of the portfolio  management objective.

Convertible Securities
     Certain Delaware Investments(R) Funds may invest in convertible securities, including  corporate  debentures,  bonds, notes and preferred stocks that may be converted  into or exchanged for common stock.  While  providing a  fixed-income stream  (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security),  a convertible security  also  affords the  investor  an  opportunity,  through its  conversion feature,  to  participate in the capital  appreciation  of the common stock into which it is  convertible.  As the market  price of the  underlying  common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not  experience  market  declines  to the same  extent as the  underlying common stock.  When the market price of the underlying  common stock  increases, the price of a convertible  security  tends to rise as a reflection of the value of the  underlying  common  stock.  To obtain  such a higher  yield,  a Delaware
Investments(R) Fund may be required to pay for a convertible  security an amount in excess of the value of the underlying common stock.  Common stock acquired by a Delaware  Investments(R)  Fund upon conversion of a convertible  security will generally be held for so long as the respective  manager  anticipates such stock will  provide  a  Delaware  Investments(R)  Fund  with  opportunities  which are consistent  with a Delaware  Investments(R)  Fund's  investment  objectives  and policies.

     A Delaware Investments(R) Fund may invest not more than 5% of its assets in convertible  debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality.  Investing in convertible  debentures that are rated below  investment grade or unrated but of  comparable  quality  entails  certain  risks,  including the risk of loss of principal,  which  may be  greater  than the  risks  involved  in  investing  in investment grade convertible debentures.  Under rating agency guidelines,  lower rated securities and comparable unrated securities will likely have some quality and protective  characteristics  that are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

     A Delaware  Investments(R) Fund may have difficulty disposing of such lower rated convertible  debentures because the trading market for such securities may be  thinner  than the market for higher  rated  convertible  debentures.  To the extent a secondary  trading market for these securities does exist, it generally is not as liquid as the secondary  trading  market for higher rated  securities.
The lack of a liquid secondary market, as well as adverse publicity with respect to these  securities,  may have an adverse impact on market price and a Delaware
Investments(R)  Fund's ability to dispose of particular  issues in response to a specific economic event such as a deterioration in the  creditworthiness  of the issuer.  The lack of a liquid secondary  market for certain  securities also may make it more  difficult for a Delaware  Investments(R)  Fund to obtain  accurate market  quotations for purposes of pricing such Delaware  Investments(R)  Fund's portfolio and  calculating  its net asset value ("NAV").  The market behavior of convertible  securities  in lower rating  categories is often more volatile than that of higher  quality  securities.  Lower quality  convertible  securities are judged by Moody's Investors  Service,  Inc.  ("Moody's") or by Standard & Poor's
("S&P") to have speculative elements or characteristics;  their future cannot be considered as well assured and earnings and asset  protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business,  financial or economic conditions,  which could lead to  inadequate  capacity  to meet  timely  payments.  The market  values of securities  rated below  investment  grade tend to be more  sensitive to company specific  developments

                                       5

and changes in economic  conditions  than higher  rated  securities.  Issuers of these  securities are often highly  leveraged,  so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more  traditional  methods of financing  available to them, and may be unable to repay debt at maturity by refinancing.

     Certain Delaware  Investments(R) Funds may invest in convertible  preferred stocks that offer enhanced yield features,  such as Preferred Equity  Redemption
Cumulative  Stock  ("PERCS"),  which provide an investor with the opportunity to earn higher  dividend  income than is available on a company's  common stock.  A
PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price.  Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity).  Under a typical  arrangement,  if after a  predetermined  number of years  the  issuer's common  stock is trading at a price below that set by the  capital  appreciation limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's  common  stock is  trading  at a price  above  that set by the  capital appreciation  limit,  the holder of the PERCS would  receive  less than one full share of common  stock.  The  amount of that  fractional  share of common  stock received by the PERCS  holder is  determined  by  dividing  the price set by the capital  appreciation  limit of the PERCS by the  market  price of the  issuer's common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium  declines at a preset rate daily, up to the maturity date of the PERCS.

     Certain  Delaware  Investments(R)  Funds may also invest in other  enhanced convertible securities. These include but are not limited to ACES (Automatically
Convertible Equity  Securities),  PEPS  (Participating  Equity Preferred Stock),
PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible
Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

Depositary Receipts
     Certain Delaware  Investments(R) Funds may make foreign investments through the purchase and sale of sponsored or unsponsored  American  Depositary Receipts
("ADRs") and European and Global Depositary  Receipts  ("Depositary  Receipts").
ADRs are  receipts  typically  issued  by a U.S.  bank or trust  company,  while
Depositary  Receipts  are issued by a foreign  bank or trust  company.  ADRs and
Depositary  Receipts  evidence  ownership of underlying  securities  issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored"
ADRs and Depositary  Receipts are issued without  participation of the issuer of the deposited  security.  Holders of unsponsored  ADRs and  Depositary  Receipts generally  bear  all the  costs  of such  facilities  and the  depository  of an unsponsored facility frequently is under no obligation to distribute shareholder communications  received  from the issuer of the  deposited  security or to pass through  voting  rights  to the  holders  of such  receipts  in  respect  of the deposited  securities.  Therefore,  there  may  not  be  a  correlation  between information  concerning  the issuer of the  security  and the market value of an unsponsored ADR or Depositary Receipt.

Eurodollar Instruments
     Certain  Delaware  Investments(R)  Funds may make investments in Eurodollar
instruments.   Eurodollar  instruments  are  U.S.   dollar-denominated   futures
contracts or options  thereon which are linked to the London  Interbank  Offered
Rate ("LIBOR"), although foreign currency-denominated  instruments are available from time to time.  Eurodollar  futures  contracts enable purchasers to obtain a fixed  rate for the  lending  of funds and  sellers  to obtain a fixed  rate for
borrowings.   A  Delaware  Investments(R)  Fund  might  use  Eurodollar  futures contracts and

                                       6

options  thereon to hedge against  changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Foreign Currency Conversion
     Although  foreign  exchange  dealers  do  not  charge  a fee  for  currency conversion,  they do realize a profit  based on the  difference  (the  "spread")
between prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Delaware Investments(R) Fund at one  rate,  while  offering  a lesser  rate of  exchange  should  such  Delaware
Investments(R) Fund desire to resell that currency to the dealer.

Foreign Currency Transactions
     Certain  Delaware  Investments(R)  Funds may  purchase  or sell  currencies and/or  engage in forward  foreign  currency  transactions  in order to expedite
settlement   of  portfolio   transactions   and  to  minimize   currency   value
fluctuations.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Delaware  Investments(R) Fund will  account  for  forward  contracts  by marking  to market  each day at daily exchange rates.

     When a Delaware Investments(R) Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency,  the amount of foreign currency  approximating the value of some or all of a Portfolio's assets denominated in such foreign currency, a Delaware Investments(R) Fund's custodian bank or sub-custodian  will place cash or liquid high grade debt securities in a separate  account of such Delaware  Investments  Fund in an amount not less than the value of such Delaware  Investments(R)  Fund's total assets committed to the consummation  of such forward  contracts.  If the additional  cash or securities placed in the separate account  declines,  additional cash or securities will be placed in the  account on a daily  basis so that the value of the  account  will equal the amount of a Delaware Investments(R) Fund's commitments with respect to such contracts.

Foreign Securities
     A  Portfolio  may be subject to foreign  withholding  taxes on income  from
certain  foreign   securities.   This  in  turn,   could  reduce  a  Portfolio's
distributions paid to shareholders.

     Investors  should  recognize  that  investing in foreign  issuers  involves certain considerations, including those set forth in the Prospectuses, which are not typically  associated  with  investing in United States  issuers.  Since the stocks of foreign  companies are frequently  denominated in foreign  currencies, and  since a  Delaware  Investments(R)  Fund  may  temporarily  hold  uninvested reserves in bank deposits in foreign currencies,  a Delaware Investments(R) Fund will be affected  favorably or  unfavorably  by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions
between  various  currencies.   The  investment  policies  of  certain  Delaware
Investments(R)  Funds permit it to enter into forward foreign currency  exchange contracts in order to hedge those Delaware  Investments(R)  Funds'  holdings and commitments  against  changes  in the  level  of  future  currency  rates.  Such contracts  involve an  obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

     A Delaware  Investments(R) Fund may be subject to foreign withholding taxes on income  from  certain  foreign  securities.  This,  in turn,  could  reduce a
Delaware Investments(R) Fund's distributions paid to shareholders. Special rules govern the federal income tax treatment of certain  transactions  denominated in terms of a currency other than the U.S. dollar or determined by reference to the value  of one or more  currencies  other  than  the U.S.  dollar.  The  types of transactions  covered by the special rules generally include the following:  (i)
the  acquisition  of,  or  becoming  the  obligor  under,  a bond or other  debt instrument (including, to the extent provided in Treasury Regulations, preferred stock);  (ii) the accruing of certain trade receivables and payables;  and (iii)
the entering into or  acquisition  of any forward  contract,  futures  contract, option and  similar  financial  instruments  other than any  "regulated  futures contract" or "non-equity option" marked to market. The disposition of a currency other than the U.S.  dollar by a U.S.  taxpayer is also treated as a transaction subject  to  the  special  currency  rules.  However,  foreign  currency-related regulated futures

                                       7

contracts  and  non-equity  options  are  generally  not  subject to the special currency  rules,  if they are or would be treated as sold for their fair  market value at year-end under the marking to market rules  applicable to other futures contracts,  unless an election is made to have such currency  rules apply.  With respect to transactions  covered by the special rules,  foreign currency gain or loss  is  calculated  separately  from  any  gain  or  loss  on  the  underlying transaction  and is normally  taxable as ordinary  gain or loss.  A taxpayer may elect to treat as capital  gain or loss  foreign  currency  gain or loss arising from certain identified  forward  contracts,  futures contracts and options that are  capital  assets  in the hands of the  taxpayer  and which are not part of a straddle.  Certain  transactions  subject to the special currency rules that are part of a "section  988  hedging  transaction"  (as  defined in the Code and the
Treasury  Regulations) will be integrated and treated as a single transaction or otherwise treated  consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single  transaction are generally to create a synthetic debt instrument  that is subject to the original  discount provisions.  It is  anticipated  that some of the  non-U.S.  dollar  denominated investments and foreign currency  contracts a Delaware  Investments(R)  Fund may make or enter into will be  subject  to the  special  currency  rules  described above.

Forward Foreign Currency Exchange Contracts
     The Delaware  Investments(R)  Funds' dealings in forward  contracts will be
limited  to  hedging   involving  either  specific   transactions  or  portfolio
positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific  receivables or payables of a Delaware  Investments(R)  Fund generally  arising in  connection  with the  purchase  or sale of its  portfolio securities  and accruals of interest or dividends  receivable and fund expenses.
Position  hedging is the sale of a foreign  currency  with  respect to portfolio
security  positions   denominated  or  quoted  in  that  currency.   A  Delaware
Investments(R) Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making  any sale of a forward  contract)  of  securities  held in its  portfolio denominated or quoted in, or currently convertible into, such currency.

     When a Delaware Investments(R) Fund enters into a contract for the purchase or sale of a  security  denominated  in a foreign  currency,  or when a Delaware
Investments(R)  Fund  anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Delaware  Investments(R)
Fund may desire to "lock in" the U.S.  dollar  price of the security or the U.S.
dollar  equivalent of such  dividend or interest  payment as the case may be. By entering into a forward  contract for a fixed amount of dollars for the purchase
or  sale  of  the  amount  of  foreign  currency   involved  in  the  underlying
transactions,  a Delaware  Investments(R)  Fund will be able to  protect  itself against a possible loss  resulting  from an adverse  change in the  relationship between  the U.S.  dollar and the  subject  foreign  currency  during the period between the date on which the  security is  purchased  or sold,  or on which the dividend or interest  payment is declared,  and the date on which such  payments are made or received.

     Additionally,  when the investment  advisor believes that the currency of a particular  foreign  country may suffer a substantial  decline  against the U.S.
dollar, a Delaware  Investments(R)  Fund may enter into a forward contract for a fixed amount of dollars,  to sell the amount of foreign  currency  approximating the value of some or all of the securities of the Delaware  Investments(R)  Fund denominated in such foreign currency.

     Certain Delaware Investments(R) Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities.  The following  discussion  summarizes the principal currency  management  strategies involving forward contracts that could be used by these Portfolios.

     In connection with purchases and sales of securities denominated in foreign currencies,  a  Delaware  Investments(R)  Fund may enter into  currency  forward contracts  to fix a definite  price for the  purchase  or sale in advance of the
trade's   settlement  date.  This  technique  is  sometimes  referred  to  as  a
"settlement  hedge" or  "transaction  hedge." The investment  manager expects to enter into  settlement  hedges in the normal  course of  managing  the  Delaware
Investments(R)  Funds' foreign  investments.  The Delaware  Investments(R) Funds could also enter into forward  contracts to purchase or sell a foreign  currency in  anticipation  of future  purchases  or sales of  securities  denominated  in foreign currency, even if the specific investments have not yet been selected by the investment manager.

                                       8

     Certain  Delaware  Investments(R)  Funds may also use forward  contracts to hedge  against a decline in the value of  existing  investments  denominated  in
foreign  currency.  For  example,  if  a  Delaware   Investments(R)  Fund  owned
securities  denominated  in  pounds  sterling,  it could  enter  into a  forward contract to sell pounds  sterling  in return for U.S.  dollars to hedge  against possible declines in the pound's value. Such a hedge (sometimes referred to as a
"position  hedge")  would tend to offset both  positive  and  negative  currency fluctuations,  but would not offset  changes in security  values caused by other factors. A Delaware Investments(R) Fund could also hedge the position by selling another  currency  expected to perform  similarly  to the pound  sterling -- for example,  by entering into a forward contract to sell  Deutschemarks or European
Currency  Units in  return  for U.S.  dollars.  This  type of  hedge,  sometimes referred to as a "proxy hedge," could offer advantages in terms of cost,  yield, or efficiency,  but generally will not hedge currency exposure as effectively as a simple  hedge  into U.S.  dollars.  Proxy  hedges  may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     Under certain conditions,  SEC guidelines require mutual funds to set aside cash and appropriate  liquid assets in a segregated  custodian  account to cover currency  forward  contracts.  As required by SEC guidelines,  certain  Delaware
Investments(R)  Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially  speculative.  The Delaware  Investments(R)
Funds will not segregate assets to cover forward contracts, including settlement hedges,  position  hedges and proxy hedges.  Successful use of forward  currency contracts  will  depend  on the  Manager's  skill in  analyzing  and  predicting
currency  values.   Forward  contracts  may  substantially   change  a  Delaware
Investments(R) Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Delaware  Investments(R)  Fund if  currencies do not perform as the Manager anticipates.  For example, if a currency's value rose at a time when the Manager had hedged a Delaware  Investments(R) Fund by selling that currency in exchange for dollars, the Delaware Investments(R) Fund would be unable to participate in the currency's appreciation.  If the investment manager hedges currency  exposure through proxy hedges, a Delaware  Investments(R)  Fund could realize  currency  losses from the hedge and the security  position at the same  time if the  two  currencies  do not  move in  tandem.  Similarly,  if the investment  manager  increases a Delaware  Investments(R)  Fund's  exposure to a foreign currency, and that currency's value declines, a Delaware  Investments(R)
Fund will realize a loss.  There is no assurance that the  investment  manager's use  of  forward  currency  contracts  will  be  advantageous  to  the  Delaware
Investments(R) Funds or that it will hedge at an appropriate time.

Futures
     Certain  Delaware  Investments(R)  Funds may enter into  contracts  for the purchase or sale for future delivery of securities or foreign currencies.  While futures contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts  are  generally  terminated by entering into an offsetting
transaction.   When  a  Delaware  Investments(R)  Fund  enters  into  a  futures transaction,  it must deliver to the futures commission merchant selected by the
Delaware  Investments(R)  Fund an amount  referred to as "initial  margin." This amount is  maintained  by the  futures  commission  merchant  in an account at a
Delaware Investments(R) Fund's custodian bank. Thereafter,  a "variation margin"
may be paid by a  Delaware  Investments(R)  Fund to,  or  drawn by the  Delaware
Investments(R)  Fund from, such account in accordance with controls set for such accounts,  depending  upon  changes  in the price of the  underlying  securities subject to the futures contract.

     In  addition,  when a  Delaware  Investments(R)  Fund  engages  in  futures transactions,  to the extent  required  by the SEC,  it will  maintain  with its custodian bank,  assets in a segregated  account to cover its  obligations  with respect to such contracts,  which assets will consist of cash, cash  equivalents or high quality  debt  securities  from its  portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate value of the margin  payments made by the Delaware  Investments(R)
Fund with respect to such futures contracts.

     Certain Delaware Investments(R) Funds may enter into such futures contracts to protect  against the adverse  affects of  fluctuations in interest or foreign exchange  rates  without  actually  buying or selling the  securities or foreign currency.  For example,  if interest rates are expected to increase,  a Delaware
Investments(R)  Fund might  enter into  futures  contracts  for the sale of debt securities. Such a sale would have much the same effect as selling an

                                       9

equivalent value of the debt securities owned by a Delaware Investments(R) Fund.
If  interest  rates  did  increase,  the  value  of the debt  securities  in the portfolio  would decline,  but the value of the futures  contracts to a Delaware
Investments(R)  Fund would  increase  at  approximately  the same rate,  thereby keeping the NAV of such Delaware  Investments(R)  Fund from declining as much as it otherwise would have. Similarly,  when it is expected that interest rates may decline,  futures  contracts  may be  purchased  to  hedge  in  anticipation  of subsequent  purchases of securities at higher prices.  Since the fluctuations in the value of futures contracts should be similar to those of debt securities,  a
Delaware  Investments(R)  Fund could take advantage of the  anticipated  rise in value of debt  securities  without  actually  buying  them  until the market had stabilized.  At that time,  the futures  contracts  could be liquidated and such
Delaware Investments(R) Fund could then buy debt securities on the cash market.

     With   respect  to  options   on   futures   contracts,   when  a  Delaware
Investments(R)  Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge  against a market  advance due to declining  interest rates.  The  purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the  pricing  of the  option  compared  to either  the  price of the  futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less  risky  than  ownership  of the  futures  contract  or underlying debt securities.  As with the purchase of futures  contracts,  when a
Delaware  Investments(R)  Fund is not fully  invested,  it may  purchase  a call option on a futures  contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration of the option is below the exercise price, a Delaware  Investments(R)
Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments(R)
Fund's  portfolio  holdings.  The writing of a put option on a futures  contract constitutes  a partial  hedge  against the  increasing  price of the security or foreign currency which is deliverable upon exercise of the futures contract.  If the futures  price at the  expiration  of the option is higher than the exercise price, a Delaware  Investments(R) Fund will retain the full amount of the option premium  which  provides a partial  hedge  against any  increase in the price of securities which such Delaware Investments(R) Fund intends to purchase.

     If a put or call  option a  Delaware  Investments(R)  Fund has  written  is exercised,  such  Delaware  Investments(R)  Fund will incur a loss which will be reduced by the amount of the  premium it  receives.  Depending  on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions,  a Delaware  Investments(R) Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on  portfolio  securities.  For  example,  a Delaware  Investments(R)  Fund will
purchase  a  put  option  on  a  futures   contract   to  hedge  such   Delaware
Investments(R) Fund's portfolio against the risk of rising interest rates.

     To the extent  that  interest  rates  move in an  unexpected  direction,  a
Delaware Investments(R) Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware  Investments(R) Fund is hedged against the possibility of an increase in interest rates which would  adversely  affect the price of securities held in its portfolio and interest rates decrease instead,  the Delaware  Investments(R)
Fund  will  lose  part  or all of the  benefit  of the  increased  value  of its securities  which it has because it will have  offsetting  losses in its futures position. In addition, in such situations,  if the Delaware  Investments(R) Fund had insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin  requirements.  Such sales of securities may, but will not necessarily,  be at increased prices which reflect the rising market. A
Delaware  Investments(R)  Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further,  with  respect  to  options  on  futures  contracts,   a  Delaware
Investments(R)  Fund may seek to close  out an option  position  by  writing  or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration  date. The ability to establish and close out  positions  on  options  will be  subject  to the  maintenance  of a  liquid secondary market, which cannot be assured.

                                       10

Futures Contracts and Options on Futures Contracts
     Certain Delaware  Investments(R)  Funds may enter into futures contracts on stocks and stock indices,  purchase and sell options on such futures,  and enter into closing  transactions with respect to those activities.  A futures contract may be  purchased  and sold only on an exchange,  known as a "contract  market,"
designated by the Commodity  Futures Trading  Commission for the trading of such contract,  and only through a registered futures commission  merchant which is a member of such  contract  market.  A commission  must be paid on each  completed purchase and sale transaction.

     When a Delaware  Investments(R) Fund enters into a futures transaction,  it must deliver to the futures  commission  merchant selected an amount referred to as  "initial  margin."  This  amount is  maintained  by the  futures  commission merchant  in an account  at a Delaware  Investments(R)  Fund's  custodian  bank.
Thereafter,  a "variation margin" may be paid by a Delaware  Investments(R) Fund to,  or  drawn  by the  Delaware  Investments(R)  Fund  from,  such  account  in accordance  with controls set for such  accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     Although  futures  contracts by their terms  generally  call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the  contractual  obligation  is fulfilled  before the date of the contract  without  having  to  make  or  take  such  delivery.  The  contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical  futures  contract calling for delivery in the same month.
Such a transaction,  which is effected through a member of an exchange,  cancels the  obligation to make or take, as the case may be,  delivery of the securities or cash value of the index underlying the contractual  obligations.  At the time such transaction is effected,  a final determination of variation margin is made and any loss experienced by a Delaware  Investments(R)  Fund must be paid to the
contract   market   clearing   house  while  any  profit  due  to  the  Delaware
Investments(R) Fund must be delivered to it.

     Positions taken in futures  markets are not normally held to maturity,  but instead liquidated through offsetting  transactions which may result in a profit or  a  loss.  While  a  Delaware  Investments(R)  Fund's  futures  contracts  on
securities   will  usually  be   liquidated   in  this   manner,   the  Delaware
Investments(R)  Fund  may  instead  make  or  take  delivery  of the  underlying securities whenever it appears economically  advantageous to do so. The clearing house  associated  with the market on which futures on the securities are traded guarantees  that,  if still open,  the sale or  purchase  will be  performed  on settlement date.

     A Delaware  Investments(R)  Fund may enter into such  futures  contracts to protect  against  the adverse  affects of  fluctuations  in  security  prices or interest rates without  actually buying or selling the securities.  For example, if interest rates are expected to increase, a Delaware Investments(R) Fund might enter into futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities in the portfolio owned by a Delaware  Investments(R) Fund. If interest rates did increase,  the value of the debt securities in the portfolio would decline,  but the value of the  futures  contracts  to a  Delaware  Investments(R)  Fund would increase at approximately the same rate, thereby keeping the NAV of the Delaware
Investments(R)  Fund  from  declining  as  much  as  it  otherwise  would  have.
Similarly,  when  it is  expected  that  interest  rates  may  decline,  futures contracts may be purchased to hedge in anticipation  of subsequent  purchases of securities  at higher  prices.  Since the  fluctuations  in the value of futures
contracts   should  be  similar  to  those  of  debt   securities,   a  Delaware
Investments(R)  Fund could take  advantage of the  anticipated  rise in value of debt securities without actually buying them until the market had stabilized. At
that  time,   the  futures   contracts   could  be  liquidated  and  a  Delaware
Investments(R) Fund could then buy debt securities on the cash market.

     With   respect  to  options   on   futures   contracts,   when  a  Delaware
Investments(R)  Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge  against a market  advance due to declining  interest rates.  The  purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the  pricing  of the  option  compared  to either  the  price of the  futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less  risky  than  ownership  of the  futures  contract  or underlying debt securities.

                                       11

     The writing of a call option on a futures  contract  constitutes  a partial hedge  against the declining  price of the security  which is  deliverable  upon exercise of the futures contract.  If the futures price at the expiration of the option is below the exercise price, a Delaware  Investments(R)  Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware  Investments(R) Fund's portfolio holdings.  The  writing  of a put  option on a futures  contract  constitutes  a partial hedge against the increasing  price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise  price,  a Delaware  Investments(R)  Fund will retain the full amount of the option premium which provides a partial hedge
against  any  increase  in  the  price  of   securities   which  such   Delaware
Investments(R) Fund intends to purchase.

     Call and put  options  on stock  index  futures  are  similar to options on securities  except  that,  rather  than the right to purchase or sell stock at a specified  price,  options on a stock index  future give the holder the right to receive cash. Upon exercise of the option,  the delivery of the futures position by the writer of the option to the holder of the option will be  accompanied  by delivery of the accumulated balance in the writer's futures margin account which represents  the amount by which the market  price of the  futures  contract,  at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the  exercise  price of the futures  contract.  If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the  difference  between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Delaware Investments(R) Fund has written is exercised,  such  Delaware  Investments(R)  Fund will incur a loss which will be reduced by the amount of the  premium it  receives.  Depending  on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions,  a Delaware  Investments(R) Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on  portfolio  securities.  For  example,  a Delaware  Investments(R)  Fund will
purchase  a  put  option  on  a  futures   contract   to  hedge  such   Delaware
Investments(R) Fund's portfolio against the risk of rising interest rates.

     To the extent  that  interest  rates  move in an  unexpected  direction,  a
Delaware Investments(R) Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware  Investments(R) Fund is hedged against the possibility of an increase in interest rates which would  adversely  affect the price of securities held in its portfolio and interest rates decrease instead, such Delaware  Investments(R)
Fund  will  lose  part  or all of the  benefit  of the  increased  value  of its securities  which it has because it will have  offsetting  losses in its futures position. In addition, in such situations, if a Delaware Investments(R) Fund had insufficient  cash, it may be required to sell  securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not  necessarily,  be at increased  prices which  reflect the rising  market.  A
Delaware  Investments(R)  Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further,  with  respect  to  options  on  futures  contracts,   a  Delaware
Investments(R)  Fund may seek to close  out an option  position  by  writing  or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration  date. The ability to establish and close out  positions  on  options  will be  subject  to the  maintenance  of a  liquid secondary market, which cannot be assured.

High-Yield Securities
     Certain Delaware  Investments(R) Funds may invest in, high risk, high yield securities,  commonly  known  as  "junk  bonds."  These  securities  entail  the following risks:

     Volatility of the  High-Yield  Market.  Although the market for  high-yield bonds has been in  existence  for many  years,  including  periods  of  economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United  States  during the 1980s.  During that  economic expansion,  the

                                       12

use  of  high-yield   debt  securities  to  fund  highly   leveraged   corporate
acquisitions  and  restructurings  increased  dramatically.  As  a  result,  the high-yield market grew substantially  during that economic  expansion.  Although experts  disagree on the impact  recessionary  periods have had and will have on the high-yield  market,  some analysts  believe a protracted  economic  downturn would severely disrupt the market for high-yield  bonds,  would adversely affect the value of  outstanding  bonds and  would  adversely  affect  the  ability  of high-yield  issuers  to  repay  principal  and  interest.  Those  analysts  cite volatility  experienced  in the  high-yield  market in the past as evidence  for their  position.  It is likely that protracted  periods of economic  uncertainty would result in increased  volatility in the market prices of high-yield  bonds, an  increase  in the  number  of  high-yield  bond  defaults  and  corresponding volatility  in a  Delaware  Investments(R)  Fund's  NAV.  At times in the  past, uncertainty  and volatility in the high-yield  market  resulted in volatility in certain Delaware Investments(R) Funds' NAV.

     Redemptions.  If, as a result of  volatility  in the  high-yield  market or other  factors,  a Delaware  Investments(R)  Fund  experiences  substantial  net redemptions of its shares for a sustained period of time (i.e.,  more shares are redeemed  than are  purchased),  it may be required to sell  securities  without regard to the investment merits of the securities to be sold. If such underlying fund  sells  a  substantial  number  of  securities  to  generate  proceeds  for redemptions, its asset base will decrease and its expense ratio may increase.

     Liquidity and Valuation.  The secondary market for high-yield securities is currently  dominated  by  institutional  investors,  including  mutual funds and certain  financial  institutions.  There  is  generally  no  established  retail secondary market for high-yield  securities.  As a result,  the secondary market for high-yield  securities is more limited and less liquid than other  secondary securities markets. The high-yield secondary market is particularly  susceptible to liquidity  problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis.  A less liquid  secondary  market may have an adverse  affect on an underlying fund's ability to dispose of particular  issues,  when necessary,  to meet it's liquidity needs or in response to a specific  economic event,  such as the deterioration in the  creditworthiness  of the issuer.  In addition,  a less liquid  secondary  market makes it more  difficult  for the  Portfolio to obtain precise valuations of the high-yield securities in its portfolio. During periods involving  such  liquidity  problems,  judgment  plays a greater role in valuing high-yield  securities  than is  normally  the case.  The  secondary  market for high-yield  securities  is also  generally  considered  to be more  likely to be
disrupted  by  adverse   publicity  and  investor   perceptions  than  the  more
established  secondary  securities  markets.  Such underlying  fund's  privately placed high-yield  securities are particularly  susceptible to the liquidity and valuation risks outlined above.

     Legislative  and Regulatory  Action and  Proposals.  There are a variety of legislative  actions which have been taken or which are considered  from time to time by the U.S.  Congress that could adversely affect the market for high-yield bonds.  For example,  Congressional  legislation  limited the  deductibility  of
interest   paid  on  certain   high-yield   bonds  used  to  finance   corporate
acquisitions.   Also,  Congressional  legislation  has,  with  some  exceptions, generally  prohibited  federally-insured  savings  and  loan  institutions  from investing in high-yield  securities.  Regulatory  actions have also affected the high-yield  market.  For example,  many insurance  companies have  restricted or eliminated  their  purchases  of  high-yield  bonds as a result of,  among other factors,  actions taken by the National Association of Insurance  Commissioners.
If similar  legislative  and  regulatory  actions are taken in the future,  they could  result in further  tightening  of the  secondary  market  for  high-yield issues,  could reduce the number of new high-yield  securities  being issued and could make it more difficult for a Portfolio to attain its investment objective.

     Zero-Coupon Bonds and Pay-in-Kind  Bonds.  Certain Delaware  Investments(R)
Funds may invest in zero-coupon bonds or pay-in-kind  ("PIK) bonds.  Zero-coupon bonds and PIK bonds are generally considered to be more  interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax  consequences  which could,  under  certain  circumstances,  be adverse to a Delaware  Investments(R)  Fund.  Investments  in zero-coupon or PIK bonds  would  require a Delaware  Investments(R)  Fund to accrue and  distribute income not yet  received.  In order to  generate  sufficient  cash to make these distributions, a Delaware Investments(R) Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or borrow. These rules could affect the amount, timing and tax character of income distributed to you by a Portfolio.

                                       13

Investment Company Securities
     Any investments that certain Delaware  Investments(R)  Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would  involve  an  indirect  payment of a portion  of the  expenses,  including advisory fees, of such other investment companies.  Under the 1940 Act's current limitations,  a Delaware Investments(R) Fund may not (1) own more than 3% of the voting  stock of another  investment  company;  (2)  invest  more than 5% of the
Delaware  Investments(R) Fund's total assets in the shares of any one investment company;  nor (3) invest  more than 10% of the  Delaware  Investments(R)  Fund's
total  assets  in  shares  of  other   investment   companies.   If  a  Delaware
Investments(R) Fund elects to limit its investment in other investment companies to  closed-end  investment  companies,  the 3%  limitation  described  above  is increased  to 10%.  These  percentage  limitations  also  apply to and  Delaware
Investments(R)  Fund's  investments in unregistered  investment  companies.  The
Delaware  Investments(R) Funds may not acquire securities of registered open-end investment  companies  or  registered  unit  investment  trusts in  reliance  on sections 12(d)(1)(F) or (G) of the 1940 Act.

Money Market Instruments
     Money market  instruments  in which the Delaware  Investments(R)  Funds may invest  include  U.S.  government  securities,  certificates  of  deposit,  time deposits and bankers'  acceptances  issued by domestic  banks  (including  their branches located outside the United States and subsidiaries  located in Canada), domestic  branches of foreign banks,  savings and loan  associations and similar institutions, high grade commercial paper and repurchase agreements with respect to the foregoing types of instruments.

     Certain types of money market instruments are described below.

     U.S.  Government  Securities.  Securities  issued or guaranteed by the U.S.
government, including Treasury Bills, Notes and Bonds.

     U.S.  Government  Agency  Securities.  Obligations  issued or guaranteed by agencies or  instrumentalities  of the U.S.  government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     Bank Obligations.  Certificates of deposit,  bankers' acceptances and other short-term  obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable  quality,  provided each such bank combined with its branches has total assets of at least one billion  dollars.  Any  obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and  obligations  of  overseas  branches  of U.S.  banks are subject to somewhat
different   regulations  and  risks  than  those  of  U.S.  domestic  banks.  In particular,  a foreign country could impose exchange  controls which might delay the release of proceeds from that country.  Such deposits are not covered by the
Federal  Deposit  Insurance   Corporation.   Because  of  conflicting  laws  and
regulations,  an issuing bank could maintain  liability for an investment solely in its overseas branch, which could expose the Delaware Investments(R) Fund to a greater risk of loss. The Delaware Investments(R) Funds will only buy short-term
instruments   in  nations   where  these  risks  are   minimal.   The   Delaware
Investments(R)  Funds will consider  these factors along with other  appropriate factors in making an investment  decision to acquire such  obligations  and will only acquire  those which,  in the opinion of  management,  are of an investment
quality   comparable   to  other  debt   securities   bought  by  the   Delaware
Investments(R) Funds.

     Commercial  Paper.  The  Delaware   Investments(R)   Funds  may  invest  in
short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

     Corporate Debt. The Delaware  Investments(R)  Funds may invest in corporate notes and bonds rated A or above. According to Moody's description of these bond ratings,  bonds  rated  Aaa are  judged  to be the best  quality  and  carry the smallest  degree of  investment  risk;  those  rated Aa are judged to be of high quality by all standards; and those rated A possess favorable attributes and are considered "upper medium" grade obligations.

Mortgage-Backed Securities

                                       14

     In addition to mortgage-backed  securities issued or guaranteed by the U.S.
government,  its agencies or instrumentalities,  certain Delaware Investments(R)
Funds may also  invest  its  assets in  securities  issued by  certain  private, non-government corporations,  such as financial institutions,  if the securities are fully  collateralized  at the time of issuance by securities or certificates issued or guaranteed by the U.S. government,  its agencies or instrumentalities.
Two principal types of mortgage-backed  securities are  collateralized  mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     CMOs are debt securities issued by U.S. government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the  underlying  mortgages  are  repaid.  Prepayment  may  shorten the stated
maturity of the obligation and can result in a loss of premium,  if any has been paid.  Certain of these securities may have variable or floating  interest rates and others may be stripped  (securities  which  provide  only the  principal  or interest feature of the underlying security).

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of
principal   payments  may  have  a  material   adverse   effect  on  a  Delaware
Investments(R)  Fund's  yield to maturity.  If the  underlying  mortgage  assets experience  greater  than  anticipated  prepayments  of  principal,  a  Delaware
Investments(R)  Fund may fail to fully  recoup its initial  investment  in these securities even if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other illiquid investments,  a Delaware  Investments(R) Fund will not exceed its limit in such securities.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the underlying collateral of the private issuer. Certain Delaware Investments(R)
Funds  will  invest  in such  private-backed  securities  only if they  are 100%
collateralized at the time of issuance by securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities.

Mortgage Dollar Rolls
     Certain  Delaware  Investments(R)  Funds may enter  into  mortgage  "dollar rolls" in which a Delaware Investments(R) Fund sells mortgage-backed  securities for delivery in the current  month and  simultaneously  contracts to  repurchase substantially similar (same type, coupon and maturity) securities on a specified future  date.  Dollar roll  transactions  consist of the sale by a Portfolio  of mortgage-backed securities,  together with a commitment to purchase similar, but not necessarily  identical,  securities at a future date. Any difference between the sale price and the  purchase  price is netted  against the  interest  income
foregone  on  the  securities  to  arrive  at  an  implied  borrowing   (reverse
repurchase)  rate.  Alternatively,  the sale  and  purchase  transactions  which constitute  the dollar roll can be  executed at the same price,  with a Delaware
Investments(R)  Fund being paid a fee as  consideration  for  entering  into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and
initially  may  involve  only  a  firm   commitment   agreement  by  a  Delaware
Investments(R)  Fund to buy a security.  If the broker/dealer to whom a Delaware
Investments(R)  Fund  sells  the  security  becomes  insolvent,   such  Delaware
Investments(R)  Fund's  right to

                                       15

purchase or repurchase the security may be restricted; the value of the security may change  adversely  over the term of the dollar  roll;  the  security  that a
Delaware  Investments(R)  Fund is required to repurchase  may be worth less than the security that the Delaware  Investments Fund originally held, and the return earned by the  Delaware  Investments(R)  Fund with the proceeds of a dollar roll may not exceed  transaction costs. The Delaware  Investments(R)  Fund will place
U.S.  government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Municipal Securities
     Municipal  securities  are  issued  to  obtain  funds  for  various  public purposes,  including the construction of a wide range of public  facilities such as bridges, highways, roads, schools, water and sewer works and other utilities.
Other  public  purposes for which  municipal  securities  may be issued  include
refunding  outstanding  obligations,   obtaining  funds  for  general  operating
expenses  and  obtaining  funds  to  lend  to  other  public   institutions  and
facilities.  In addition,  certain debt obligations  known as "private  activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain  funds to  provide  certain  water,  sewage and solid  waste  facilities, qualified  residential  rental projects,  certain local electric,  gas and other heating or cooling facilities, qualified hazardous waste facilities,  high-speed intercity rail facilities, government-owned airports, docks and wharves and mass
commuting   facilities,   certain   qualified   mortgages,   student   loan  and
redevelopment bonds and bonds used for certain organizations exempt from federal income  taxation.  Certain debt  obligations  known as  "industrial  development bonds"  under  prior  federal  tax law may have  been  issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities,  sports  facilities,  industrial  parks,  convention  or trade  show facilities,  airport,  mass transit,  port or parking  facilities,  air or water pollution  control  facilities,  sewage or solid waste  disposal  facilities and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction,  improvement, equipment or repair of privately-operated  industrial,  distribution,  research or commercial facilities  may also be  municipal  securities,  but the size of such  issues is limited under current and prior federal tax law.

     Information   about  the  financial   condition  of  issuers  of  municipal
securities  may be less  available  than  about  corporations  with a  class  of securities registered under the Securities Exchange Act of 1934, as amended (the
"1934 Act").

Options
     Certain Delaware  Investments(R)  Funds may write call options on a covered basis only,  purchase call  options,  write secured put options and purchase put options,  and will not  engage  in option  writing  strategies  for  speculative purposes.

     Certain Delaware Investments(R) Funds may invest in options that are either listed on U.S.  or  recognized  foreign  exchanges  or traded  over-the-counter.
Certain  over-the-counter  options may be illiquid. Thus, it may not be possible to close  options  positions  and this may have an adverse  impact on a Delaware
Investments(R) Fund's ability to effectively hedge its securities.

     Covered  Call  Writing.  Certain  Delaware  Investments(R)  Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment  manager determines is appropriate in seeking to obtain a Delaware  Investments(R) Fund's investment objective.  A call option gives the purchaser  of such  option  the  right to buy,  and the  writer,  in this case a
Delaware Investments(R) Fund, has the obligation to sell the underlying security at the exercise  price  during the option  period.  The  advantage to a Delaware
Investments(R)  Fund of  writing  covered  call  options  is that  the  Delaware
Investments(R) Fund receives additional income, in the form of a premium,  which may offset any capital loss or decline in market value of the security. However, if the security  rises in value,  a Delaware  Investments(R)  Fund may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such

                                       16

earlier  time in which the  writer  effects a closing  purchase  transaction.  A closing purchase  transaction  cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With  respect to both  options on actual  portfolio  securities  owned by a
Delaware   Investments(R)   Fund  and  options  on  stock  indices,  a  Delaware
Investments(R)  Fund may enter into  closing  purchase  transactions.  A closing purchase  transaction  is one in  which a  Delaware  Investments(R)  Fund,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit  the sale of the  underlying  security  or to enable a
Delaware  Investments(R)  Fund to write  another  call option on the  underlying security with either a different  exercise  price or expiration  date or both. A
Delaware  Investments(R)  Fund may  realize  a net gain or loss  from a  closing purchase  transaction  depending  upon  whether  the net amount of the  original premium  received on the call option is more or less than the cost of  effecting the  closing  purchase  transaction.  Any loss  incurred  in a closing  purchase transaction may be partially or entirely  offset by the premium  received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or  partially  offset by  unrealized  appreciation  in the market value of the underlying  security.  Conversely,  a gain resulting from a closing purchase  transaction  could be offset  in whole or in part by a decline  in the market value of the underlying security.

     If a call option expires unexercised,  a Delaware  Investments(R) Fund will realize a  short-term  capital  gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying  security during the option period. If a call option is exercised, a Delaware  Investments(R) Fund will realize a gain or loss from the sale of the underlying  security  equal to the  difference  between the cost of the  underlying  security,  and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     A Delaware  Investments(R)  Fund will write call  options only on a covered basis, which means that the Delaware Investments(R) Fund will own the underlying security  subject to the call  option at all times  during  the  option  period.
Unless a closing  purchase  transaction is effected,  a Delaware  Investments(R)
Fund would be required to continue to hold a security  which it might  otherwise wish to sell, or deliver a security it would want to hold.  Options written by a
Delaware Investments(R) Fund will normally have expiration dates between one and nine months from the date  written.  The exercise  price of a call option may be below, equal to or above the current market value of the underlying  security at the time the option is written.

     Purchasing Call Options. Certain Delaware Investments(R) Funds may purchase call options to the extent that premiums paid by a Delaware  Investments Fund do not aggregate more than 2% of that Delaware  Investments(R) Fund's total assets.
When a Delaware  Investments(R)  Fund  purchases a call option,  in return for a premium paid by a Delaware Investments(R) Fund to the writer of the option, such
Delaware  Investments(R)  Fund obtains the right to buy the security  underlying the  option at a  specified  exercise  price at any time  during the term of the option. The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon  exercise  of the  option,  to  deliver  the underlying  security  against  payment of the exercise  price.  The advantage of purchasing  call  options  is that a  Delaware  Investments(R)  Fund  may  alter portfolio  characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     A  Delaware  Investments(R)  Fund may,  following  the  purchase  of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished  by selling an option of the same  series as the option  previously purchased.  A Delaware  Investments(R) Fund will realize a profit from a closing sale  transaction  if the price  received  on the  transaction  is more than the premium  paid to purchase the original  call option;  a Delaware  Investments(R)
Fund will realize a loss from a closing sale  transaction  if the price received on the  transaction  is less than the premium paid to purchase the original call option.

                                       17

     Although a Delaware  Investments(R) Fund will generally purchase only those call options for which there appears to be an active secondary market,  there is no assurance  that a liquid  secondary  market on an exchange will exist for any particular  option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions  in  particular  options,  with the result that a Delaware
Investments(R)  Fund would have to exercise  its options in order to realize any profit and would incur brokerage  commissions  upon the exercise of such options and  upon the  subsequent  disposition  of the  underlying  securities  acquired through  the  exercise  of  such  options.  Further,  unless  the  price  of the underlying security changes sufficiently,  a call option purchased by a Delaware
Investments(R) Fund may expire without any value to the Delaware  Investments(R)
Fund.

     Writing  Put  Options.  A Delaware  Investments(R)  Fund may also write put options on a secured  basis which means that such Delaware  Investments(R)  Fund will  maintain  in a  segregated  account  with  its  custodian,  cash  or  U.S.
government  securities  in an  amount  not less than the  exercise  price of the option  at all  times  during  the  option  period.  The  amount of cash or U.S.
government securities held in the segregated account will be adjusted on a daily basis to reflect  changes in the market value of the  securities  covered by the put option written by a Delaware  Investments(R)  Fund. Secured put options will generally be written in  circumstances  where the  investment  manager wishes to purchase the underlying security for a Delaware  Investments(R) Fund's portfolio at a price lower than the current  market price of the security.  In such event, the Delaware Investments(R) Fund would write a secured put option at an exercise price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

     Following the writing of a put option, a Delaware  Investments(R)  Fund may wish to terminate the  obligation to buy the security  underlying  the option by effecting a closing  purchase  transaction.  This is  accomplished  by buying an option  of the  same  series  as  the  option  previously  written.  A  Delaware
Investments(R)  Funds may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

     Purchasing Put Options. Certain Delaware Investments(R) Funds may invest in put options. A Delaware  Investments(R)  Fund will, at all times during which it holds a put option, own the security covered by such option.

     Certain Delaware  Investments(R) Funds may purchase put options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase  put options  will allow a Delaware  Investments(R)  Fund to protect an unrealized gain in an appreciated  security in its portfolio  without actually  selling  the  security.  If the  security  does not drop in  value,  a
Delaware Investments(R) Fund will lose the value of the premium paid. A Delaware
Investments(R)  Fund may sell a put  option  which it has  previously  purchased prior to the sale of the  securities  underlying  such  option.  Such sales will result in a net gain or loss  depending  on whether  the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option which is sold.

     A  Delaware  Investments(R)  Fund  may  sell  a  put  option  purchased  on individual  portfolio  securities  or stock  indices.  Additionally,  a Delaware
Investments(R)  Fund may enter into  closing sale  transactions.  A closing sale transaction  is one in  which a  Delaware  Investments(R)  Fund,  when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Over-the-Counter   Options  and  Illiquid   Securities.   Certain  Delaware
Investments(R) Funds may deal in over-the-counter  ("OTC") options. The Delaware
Investments  Funds  understand  the  position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities.  Certain Delaware Investments(R) Funds and their investment managers  disagree with this position and have found the dealers with which they engage  in OTC  options  transactions  generally  agreeable  to and  capable  of entering  into  closing  transactions.  The Delaware  Investments(R)  Funds have adopted  procedures  for engaging in OTC options for the purpose of reducing any potential  adverse  impact  of  such  transactions  upon  the  liquidity  of the portfolio.

                                       18

     As part of these  procedures  certain  Delaware  Investments(R)  Funds will engage in OTC options  transactions  only with  primary  dealers  that have been specifically approved by the Board, and the investment managers believe that the approved dealers should be agreeable and able to enter into closing transactions if  necessary  and,  therefore,  present  minimal  credit  risks  to a  Delaware
Investments(R)  Fund. A Delaware  Investments(R) Fund anticipates  entering into written agreements with those dealers to whom such Delaware Investments Fund may sell OTC options, pursuant to which such Delaware Investments(R) Fund would have the absolute  right to repurchase  the OTC options from such dealers at any time at a price  determined  pursuant  to a formula  set forth in  certain  no action letters  published  by the SEC staff.  A Delaware  Investments(R)  Fund will not engage in OTC  options  transactions  if the  amount  invested  by the  Delaware
Investments(R)  Fund in OTC options plus, with respect to OTC options written by the Delaware Investments(R) Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with  respect  to OTC  option  sales  which  are not  within  the  scope of such letters),  plus the  amount  invested  by the  Delaware  Investments(R)  Fund in illiquid  securities,  would  exceed 15% of the Delaware  Investments(R)  Fund's total assets.  OTC options on securities other than U.S.  government  securities may not be  within  the  scope of such  letters  and,  accordingly,  the  amount invested  by a  Delaware  Investments(R)  Fund  in OTC  options  on  such  other securities  and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S.  government securities will be treated as illiquid and subject to the  limitation  on a Delaware  Investments(R)  Fund's net assets that may be invested in illiquid securities.

     Options on Foreign Currencies.  Certain Delaware  Investments(R)  Funds may
purchase  and write  options on foreign  currencies  for  hedging  purposes in a manner  similar to that in which  futures  contracts on foreign  currencies,  or forward contracts,  will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio  securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains  constant.  In order to protect against such diminutions in the value of portfolio securities, a Delaware Investments(R) Fund may purchase put options on the foreign  currency.  If the value of the currency  does  decline,  a Delaware
Investments(R) Fund will have the right to sell such currency for a fixed amount in dollars and will thereby  offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such  securities,  a  Delaware  Investments(R)  Fund may  purchase  call options thereon.  The purchase of such options could offset, at least partially, the effects of the adverse  movement in exchange  rates. As in the case of other types of  options,  however,  the  benefit  to a  Delaware  Investments(R)  Fund deriving  from  purchases  of foreign  currency  options  will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange  rates do not move in the  direction  or to the extent  anticipated,  a
Delaware  Investments(R)  Fund could sustain losses on  transactions  in foreign currency  options  which  would  require  it to forego a  portion  or all of the benefits of advantageous changes in such rates.

     A Delaware  Investments(R) Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Delaware Investments(R)
Fund anticipates a decline in the dollar value of foreign  currency  denominated securities due to adverse  fluctuations in exchange rates, it could,  instead of purchasing a put option,  write a call option on the relevant  currency.  If the expected decline occurs,  the option will most likely not be exercised,  and the diminution in the value of portfolio  securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated increase in the dollar cost of securities to be acquired, a Delaware
Investments(R)  Fund could write a put option on the relevant currency which, if rates  move in the  manner  projected,  will  expire  unexercised  and allow the
Delaware  Investments(R)  Fund to hedge such  increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and a Delaware  Investments(R)  Fund would be required to purchase or sell the underlying  currency at a loss which may not be offset by the amount of the  premium.  Through the writing of options on foreign currencies, a Delaware Investments(R) Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

                                       19

     Certain Delaware  Investments(R) Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Delaware
Investments(R)  Fund is "covered" if the Delaware  Investments(R)  Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash  consideration held in a segregated account by the custodian bank)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio. A call option is also covered if a Delaware Investments(R) Fund has a call on the same foreign  currency and in the same principal  amount as the call written  where the exercise  price of the call held (a) is equal to or less than the  exercise  price of the call  written,  or (b) is greater  than the exercise price  of the  call  written  if the  difference  is  maintained  by a  Delaware
Investments(R)  Fund in cash,  U.S.  government  securities or other  high-grade liquid debt securities in a segregated account with its custodian bank.

     With  respect to writing put  options,  at the time the put is  written,  a
Delaware  Investments(R)  Fund will  establish  a  segregated  account  with its
custodian  bank  consisting  of  cash,  U.S.  government   securities  or  other
high-grade  liquid debt securities in an amount equal in value to the amount the
Delaware  Investments(R)  Fund will be required to pay upon exercise of the put.
The account will be  maintained  until the put is exercised,  has expired,  or a
Delaware  Investments(R)  Fund has purchased a closing put of the same series as the one previously written.

     In order to  comply  with the  securities  laws of one  state,  a  Delaware
Investments(R) Fund will not write put or call options if the aggregate value of
the  securities  underlying  the  calls  or  obligations   underlying  the  puts
determined  as of the  date the  options  are sold  exceed  25% of the  Delaware
Investments(R)  Fund's  net  assets.  Should  state  laws  change or a  Delaware
Investments(R)  Fund  receives  a  waiver  of  its  application,   the  Delaware
Investments(R) Fund reserve the right to increase this percentage.

     Options on Stock  Indices.  A stock index  assigns  relative  values to the common stocks included in the index with the index  fluctuating  with changes in the market values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make delivery of this amount.  Gain or loss to a Delaware
Investments(R)  Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a  Delaware  Investments(R)  Fund may  offset its position in stock index  options  prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
S&P 500 Index or the NYSE Composite Index(R), or a narrower market index such as the S&P 100 Index.  Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the  Computer  and  Business  Equipment  Index.
Options on stock indices are currently  traded on the following  Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American
Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique  will depend upon the extent to which  price  movements  in a Delaware
Investments(R)  Fund's  portfolio  correlate  with price  movements of the stock index  selected.  Because the value of an index option depends upon movements in the level of the index  rather than the price of a particular  stock,  whether a
Delaware  Investments  Fund will  realize a gain or loss  from the

                                       20

purchase or writing of options on an index  depends upon  movements in the level of stock  prices  in the  stock  market  generally  or,  in the case of  certain indices, in an industry or market segment, rather than movements in the price of a particular stock.  Since a Delaware  Investments(R)  Fund's portfolio will not duplicate  the  components  of an  index,  the  correlation  will not be  exact.
Consequently,  a Delaware  Investments(R) Fund bears the risk that the prices of the  securities  being  hedged  will not move in the same  amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities  underlying the hedging  instrument and the hedged securities  which would result in a loss on both such securities and the hedging instrument.  Accordingly,  successful  use of options on stock  indices  will be subject to the Manager's ability to predict correctly movements in the direction of the  stock  market  generally  or of a  particular  industry.  This  requires different  skills  and  techniques  than  predicting  changes  in the  price  of individual stocks.

     Positions  in stock  index  options  may be closed out only on an  exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions  could have an  adverse  impact on a  Delaware  Investments(R)  Fund's ability to effectively hedge its securities. A Delaware Investments(R) Fund will enter into an option  position  only if there  appears to be a liquid  secondary market for such options.

     The  Delaware  Investments(R)  Funds  will not  engage in  transactions  in
options  on  stock  indices  for  speculative   purposes  but  only  to  protect
appreciation  attained,  to offset  capital  losses and to take advantage of the liquidity available in the option markets.

     Lastly, it should be noted that the Trust, on behalf of the Portfolios, has filed with the National Futures  Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity
Exchange  Act,  as  amended,  and the  rules of the  Commodity  Futures  Trading
Commission promulgated  thereunder,  with respect to the Portfolios' operations.
Accordingly,  the Portfolios are not subject to  registration or regulation as a
CPOs.

     Accounting  Issues.  When a  Portfolio  writes a call,  or  purchases a put option, an amount equal to the premium received or paid by it is included in the section  of  the  Portfolio's  assets  and  liabilities  as an  asset  and as an equivalent liability.

     In writing a call, the amount of the liability is  subsequently  "marked to market" to reflect the current market value of the option  written.  The current market  value of a  written  option  is the  last  sale  price on the  principal exchange on which such  option is traded or, in the absence of a sale,  the mean between  the last bid and asked  prices.  If an  option  which a  Portfolio  has written expires on its stipulated  expiration  date, the Portfolio  recognizes a short-term gain. If a Portfolio enters into a closing purchase  transaction with respect to an option which the Portfolio has written,  the Portfolio  realizes a short-term  gain (or loss if the cost of the  closing  transaction  exceeds  the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security,  and the liability related to such option is extinguished.  If a call option which a Portfolio has written is exercised,  the
Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the  underlying  security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The  premium  paid by a  Portfolio  for the  purchase  of a put  option  is recorded  in the  section  of  the  Portfolio's  assets  and  liabilities  as an investment  and  subsequently  adjusted daily to the current market value of the option.  For  example,  if the current  market  value of the option  exceeds the premium paid, the excess would be unrealized  appreciation and,  conversely,  if the premium  exceeds the current  market value,  such excess would be unrealized depreciation.  The current  market value of a purchased  option is the last sale price on the  principal  Exchange  on which  such  option is  traded  or, in the absence of a sale, the mean between the last bid and asked prices.  If an option which a Portfolio has purchased  expires on the stipulated  expiration date, the
Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option.  If a Portfolio  sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether  the  proceeds  from the sale are  greater  or less than the cost of the option.  If a Portfolio  exercises a put option,  it realizes

                                       21

a capital gain or loss (long-term or short-term, depending on the holding period of the underlying  security)  from the sale of the  underlying  security and the proceeds  from such sale  will be  decreased  by the  premium  originally  paid.
However,  since the  purchase  of a put  option is  treated  as a short sale for federal income tax purposes,  the holding period of the underlying security will be affected by such a purchase.

     Accounting for options on certain stock indices will be in accordance  with generally  accepted  accounting  principles.  The amount of any realized gain or loss on closing out such a position  will result in a realized  gain or loss for tax  purposes.  Such  options held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term  capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Portfolio Loan Transactions
     It is the understanding of the respective investment manager that the staff of the SEC permits  portfolio  lending by  registered  investment  companies  if certain conditions are met. These conditions are as follows: 1) each transaction must  have  100%  collateral  in the form of cash,  short-term  U.S.  government securities,  or irrevocable  letters of credit payable by banks  acceptable to a
Delaware Investments(R) Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned  securities  increase, the borrower must furnish additional  collateral to the Delaware  Investments(R)
Fund involved; 3) the Delaware Investments(R) Fund must be able to terminate the loan after notice, at any time; 4) the Delaware Investments(R) Fund must receive
reasonable  interest  on  any  loan,  and  any  dividends,   interest  or  other
distributions  on the lent  securities,  and any increase in the market value of such  securities;  5)  the  Delaware  Investments(R)  Fund  may  pay  reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities  may pass to the  borrower;  however,  if the  Board of the  Delaware
Investments(R)  Funds  know  that a  material  event  will  occur  affecting  an investment  loan, they must either terminate the loan in order to vote the proxy or enter  into an  alternative  arrangement  with the  borrower  to  enable  the
Portfolio to vote the proxy.

     The major risk to which a Delaware  Investments(R) Fund would be exposed on a portfolio loan  transaction is the risk that the borrower would go bankrupt at a  time  when  the  value  of  the  security  goes  up.  Therefore,  a  Delaware
Investments(R) Fund will only enter into loan arrangements after a review of all pertinent facts by the respective  investment manager,  under the supervision of the Board,  including the  creditworthiness  of the borrowing broker,  dealer or institution  and then only if the  consideration  to be received from such loans would justify the risk.  Creditworthiness  will be monitored on an ongoing basis by the respective investment manager.

Repurchase Agreements
     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security,  the loss to the Delaware  Investments(R)
Funds,  if any,  would be the difference  between the  repurchase  price and the market  value of the  security.  A Delaware  Investments(R)  Fund will limit its investments  in repurchase  agreements to those which the Manager  determines to present  minimal credit risks and which are of high quality.  In addition,  each
Delaware  Investments(R)  Fund must have  collateral  of 102% of the  repurchase price,  including the portion  representing a Delaware  Investments Fund's yield under such  agreements  which is monitored on a daily basis.  While the Delaware
Investments(R)  Funds are  permitted  to do so,  they  normally do not invest in repurchase agreements, except to invest cash balances.

     The  Delaware  Investments(R)  Funds have  obtained an  exemption  from the joint-transaction  prohibitions  of  Section  17(d) of the 1940 Act to allow the
Delaware  Investments(R)  Funds  jointly to invest cash  balances.  The Delaware
Investments(R) Funds may invest cash balances in a joint repurchase agreement in accordance  with the terms of the Order and subject  generally to the conditions described above.

Reverse Repurchase Agreements

                                       22

     Certain Delaware  Investments(R) Funds are authorized to enter into reverse repurchase agreements.  A reverse repurchase agreement is the sale of a security by a Delaware  Investments(R)  Fund and its agreement to repurchase the security at a specified time and price. A Delaware Investments(R) Fund will maintain in a segregated account with the custodian cash, cash equivalents or U.S.  government securities  in an amount  sufficient  to cover  its  obligations  under  reverse repurchase  agreements  with  broker/dealers  (but no  collateral is required on
reverse  repurchase   agreements  with  banks).  Under  the  1940  Act,  reverse repurchase agreements may be considered borrowings by a Delaware  Investments(R)
Fund; accordingly,  a Delaware Investments(R) Fund will limit its investments in reverse repurchase  agreements,  together with any other borrowings,  to no more than one-third of its total assets. The use of reverse repurchase  agreements by a Delaware  Investments(R)  Fund creates  leverage which  increases the Delaware
Investments(R)  Fund's  investment  risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements,  a Delaware  Investments(R) Fund's earnings or NAV will increase faster than  otherwise  would be the case;  conversely,  if the income and gains fail to exceed the costs,  earnings or NAV would decline  faster than  otherwise would be the case.

"Roll" Transactions
     Certain Delaware Investments(R) Funds may engage in "roll" transactions.  A
"roll"  transaction  is the sale of securities  together with a commitment  (for which a Delaware Investments(R) Fund may receive a fee) to purchase similar, but not  identical,  securities  at  a  future  date.  Under  the  1940  Act,  these transactions  may be considered  borrowings by a Delaware  Investments(R)  Fund;
accordingly,  a  Delaware  Investments(R)  Fund  will  limit  its  use of  these transactions,  together with any other borrowings,  to no more than one-third of its total assets.  A Delaware  Investments(R)  Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount  sufficient to meet their payment  obligations in these  transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund's aggregate  commitments under these  transactions exceed its holdings of cash and securities  that do not fluctuate in value (such
as  short-term  money  market  instruments),   a  Delaware  Investments(R)  Fund
temporarily  will be in a  leveraged  position  (i.e.,  it will  have an  amount greater than its net assets subject to market risk).  Should the market value of a  Delaware  Investments(R)  Fund's  portfolio  securities  decline  while  such
Delaware Investments(R) Fund is in a leveraged position, greater depreciation of its net assets  would  likely  occur than were it not in such a  position.  As a
Delaware  Investments(R)  Fund's aggregate  commitments under these transactions increase, the opportunity for leverage similarly increases.

Rule 144A Securities
     The  Delaware  Investments(R)  Funds may invest in  restricted  securities, including  unregistered  securities  eligible  for resale  without  registration pursuant  to Rule 144A ("Rule 144A  Securities")  under the 1933 Act.  Rule 144A
Securities may be freely traded among qualified  institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Delaware  Investments Fund's illiquidity to the extent that qualified institutional  buyers  become,  for a time,  uninterested  in  purchasing  these securities.  After the purchase of a Rule 144A Security, however, the Board of a
Delaware Investments(R) Fund and its investment manager will continue to monitor the liquidity of that security to ensure that a Delaware  Investments(R)  Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

Short Sales Against the Box
     Certain  Delaware  Investments(R)  Funds may make short sales  "against the box."  Whereas a short sale is the sale of a security a Delaware  Investments(R)
Fund does not own, a short sale is against the box if at all times  during which the short position is open, such Delaware  Investments(R)  Fund owns at least an equal amount of the securities or securities  convertible  into, or exchangeable without  further  consideration  for,  securities  of  the  same  issue  as  the securities  sold  short.  Short  sales  against  the box are  typically  used by sophisticated investors to defer recognition of capital gains or losses.

Small to Medium-Sized Companies

                                       23

     Certain  Delaware  Investments(R)  Funds  invest  their  assets  in  equity securities of small to medium-sized  companies.  These stocks have  historically been more  volatile in price than larger  capitalization  stocks,  such as those included in the S&P 500. This is because,  among other things, smaller companies have a lower  degree  of  liquidity  and tend to have a greater  sensitivity  to changing  economic  conditions.  These  companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies'  securities  may trade  less  frequently  and have a smaller  trading volume. The securities may be traded only in the over-the-counter  markets or on a regional  securities  exchange.  In addition to exhibiting greater volatility, smaller capitalization  securities may, to some degree,  fluctuate independently of the stocks of larger  capitalization  companies.  For example,  the stocks of smaller  capitalization  companies  may  decline in price as the price of larger company stocks rise, or vice versa.

Swaps, Caps, Floors and Collars
     Certain  Delaware  Investments(R)  Funds  may  enter  into  interest  rate, currency  and index swaps and the purchase or sale of related  caps,  floors and
collars.   The  Delaware   Investments(R)  Funds  expect  to  enter  into  these
transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio,  to protect  against  currency  fluctuations,  as a duration management technique or to protect against any increase in the price of securities a Delaware  Investments(R)  Fund  anticipates  purchasing  at a later date.  The Delaware  Investments(R)  Funds intend to use these  transactions  as hedges and not  speculative  investments and will not sell interest rate caps or floors  where it does not own  securities  or other  instruments  providing  the income stream a Delaware  Investments(R)  Fund may be obligated to pay. Interest rate swaps involve the exchange by a Delaware  Investments(R)  Fund with another party of their  respective  commitments  to pay or receive  interest,  e.g.,  an exchange of floating  rate  payments for fixed rate  payments  with respect to a nominal  amount of  principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential  among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference  indices.  The purchase  of a cap  entitles  the  purchaser  to receive  payments on a notional principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined  interest rate or amount.  The purchase of a floor entitles the purchaser to receive  payments on a notional  principal amount from the party selling such floor to the extent that a specified  index falls below a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

     A  Delaware  Investments(R)  Fund will  usually  enter  into swaps on a net basis,  i.e., the two payment streams are netted out in a cash settlement on the
payment  date  or  dates  specified  in  the  instrument,   with  such  Delaware
Investments(R) Fund receiving or paying, as the case may be, only the net amount of the two  payments.  In as much as these swaps,  caps,  floors and collars are entered  into for good faith  hedging  purposes,  the Manager  and the  Delaware
Investments(R)   Funds  believe  such  obligations  do  not  constitute   senior
securities  under the 1940 Act and,  accordingly,  will not treat  them as being subject to its borrowing  restrictions.  A Delaware Investments(R) Fund will not enter into any swap,  cap, floor or collar  transaction  unless,  at the time of
entering  into  such   transaction,   the  unsecured   long-term   debt  of  the
counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.
If there is a default by the counterparty,  a Delaware  Investments(R)  Fund may have contractual remedies pursuant to the agreements related to the transaction.
The swap market has grown  substantially  in recent years with a large number of banks and  investment  banking  firms  acting  both as  principals  and as agent utilizing  standardized  swap  documentation.  As a result,  the swap market has become relatively  liquid.  Caps, floors and collars are more recent innovations for which  standardized  documentation  has not yet been  fully  developed  and, accordingly, they are less liquid than swaps.

Temporary Defensive Positions
     The Portfolios are permitted to make temporary  investments in bonds,  cash or cash  equivalents  and may allocate  100% of their net assets to the Delaware
Cash Reserve Fund in response to unfavorable market conditions.

U.S. Government Securities

                                       24

     Securities  issued or guaranteed by the U.S.  government or its agencies or instrumentalities ("Government Securities") in which the Delaware Investments(R)
Funds may invest include debt  obligations of varying  maturities  issued by the
U.S.  Treasury or issued or  guaranteed by an agency or  instrumentality  of the
U.S.  government,  including the Federal  Housing  Administration,  Farmers Home
Administration,   Export-Import  Bank  of  the  United  States,  Small  Business
Administration,  Government  National  Mortgage  Association  ("GNMA"),  General
Services  Administration,  Central  Bank for  Cooperatives,  Federal Farm Credit
Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal
Intermediate   Credit   Banks,   Federal  Land  Banks,   Fannie  Mae,   Maritime
Administration,  Tennessee Valley  Authority,  District of Columbia Armory Board
and Student Loan Marketing Association. Direct obligations of the U. S. Treasury include a variety of securities that differ in their interest rates,  maturities and dates of issuance.  Because the U.S.  government  is not obligated by law to
provide  support  to  an  instrumentality   that  it  sponsors,   each  Delaware
Investments(R)  Fund invests in obligations  issued by an instrumentality of the
U.S.   government   only  if  its  investment   manager   determines   that  the
instrumentality's  credit  risk  does  not make its  securities  unsuitable  for investment by a Delaware Investments(R) Fund.

Unseasoned Companies
     Certain  Delaware  Investments(R)  Funds may  invest in  relatively  new or unseasoned  companies which are in their early stages of  development,  or small companies  positioned in new and emerging  industries  where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Delaware Investments(R) Fund may invest may have relatively small revenues,  limited product lines, and may have a small share of the market for their  products or services.  Small  companies may lack depth of management, they may be  unable  to  internally  generate  funds  necessary  for  growth  or potential  development or to generate such funds through  external  financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.  Due to these and other factors,  small  companies may suffer  significant  losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Variable and Floating Rate Notes
     Variable rate master demand notes, in which certain Delaware Investments(R)
Funds may  invest,  are  unsecured  demand  notes that  permit the  indebtedness thereunder  to vary and provide for periodic  adjustments  in the interest  rate according to the terms of the instrument.  A Delaware  Investments(R)  Fund will not invest over 5% of its assets in variable rate master  demand notes.  Because
master  demand  notes  are  direct  lending   arrangements  between  a  Delaware
Investments(R) Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Delaware  Investments(R)  Fund may demand payment of principal and accrued  interest at any time.  While the notes are not typically  rated by credit rating  agencies,  issuers of variable  amount master demand notes  (which are normally  manufacturing,  retail,  financial  and other business  concerns)  must  satisfy  the same  criteria  as set  forth  above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity  equal to the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating  rate  notes  purchased  by a  Delaware  Investments(R)  Fund  will  be determined  by such  Delaware  Investments(R)  Fund's  investment  manager under guidelines  established by the Board to be of comparable  quality at the time of
purchase  to  rated   instruments   eligible  for  purchase   under  a  Delaware
Investments(R)  Fund's investment policies.  In making such determinations,  the investment  manager  will  consider  the  earning  power,  cash  flow and  other liquidity  ratios of the issuers of such notes (such issuers include  financial, merchandising,  bank holding and other companies) and will continuously  monitor their financial condition. Although there may be no active secondary market with respect to a particular  variable or floating rate note  purchased by a Delaware
Investments(R)  Fund, such Delaware  Investments(R) Fund may re-sell the note at any time to a third  party.  The  absence  of such an active  secondary  market, however,

                                       25

could make it  difficult  for a Delaware  Investments(R)  Fund to dispose of the variable  or  floating  rate note  involved  in the event the issuer of the note defaulted  on its payment  obligations,  and the  Delaware  Investments(R)  Fund could,  for this or other  reasons,  suffer a loss to the extent of the default.
Variable or floating rate notes may be secured by bank letters of credit.

     Variable  and  floating  rate notes for which no readily  available  market exists will be purchased in an amount which, together with securities with legal or contractual  restrictions on resale or for which no readily  available market exists (including repurchase agreements providing for settlement more than seven days after notice),  exceed 10% of a Delaware Investments(R) Fund's total assets only if such  notes  are  subject  to a demand  feature  that will  permit  such
Delaware  Investments  Fund to demand payment of the principal within seven days after demand by a Delaware  Investments(R)  Fund. If not rated, such instruments must be found by a  Delaware  Investments(R)  Fund's  investment  manager  under guidelines  established by the Board, to be of comparable quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided
by  a  nationally  recognized   statistical  rating  organization  that  is  not
affiliated with the issuer or guarantor of the instruments. For a description of the  rating  symbols  of S&P  and  Moody's  used  in  this  paragraph,  see  the
Prospectuses.  A  Delaware  Investments(R)  Fund may  also  invest  in  Canadian
Commercial Paper which is commercial paper issued by a Canadian corporation or a
Canadian  counterpart  of a U.S.  corporation  and in  Europaper  which  is U.S.
dollar-denominated commercial paper of a foreign issuer.

When-Issued and Delayed Delivery Securities
     Certain  Delaware   Investments(R)  Funds  may  purchase  securities  on  a
when-issued or delayed  delivery  basis. In such  transactions,  instruments are purchased  with  payment  and  delivery  taking  place in the future in order to secure what is  considered to be an  advantageous  yield or price at the time of the  transaction.  Delivery of and payment for these securities may take as long as a month  or more  after  the  date of the  purchase  commitment.  A  Delaware
Investments(R)  Fund will designate cash or securities in amounts  sufficient to cover its  obligations and will value the designated  assets daily.  The payment obligation  and the  interest  rates that will be received are each fixed at the time a Delaware  Investments(R)  Fund enters into the commitment and no interest accrues to such  Delaware  Investments(R)  Fund until  settlement.  Thus,  it is possible  that the  market  value at the time of  settlement  could be higher or lower  than the  purchase  price if the  general  level of  interest  rates  has changed.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Portfolio has adopted a policy generally prohibiting the disclosure of portfolio  holdings  information to any person until after 30 calendar days have passed. A list of each Portfolio's  portfolio  holdings  monthly,  with a 30 day lag,  is posted on the  Portfolios'  Web site,  www.delawareinvestments.com.  In addition, on a 10 day lag, we also make available a month-end summary listing of the number of each Portfolio's  securities,  country and asset allocations,  and top ten  securities  and sectors by percentage  of holdings for each  Portfolio.
This  information  is  available  publicly to any and all  shareholders  free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute the Portfolios'  shares,  are generally treated similarly and are not provided  with the  Portfolios'  portfolio  holdings in advance of when they are generally available to the public.

     Third-party  service providers and affiliated persons of the Portfolios are provided with the Portfolios' portfolio holdings only to the extent necessary to perform services under agreements relating to the Portfolios. In accordance with the policy,  third-party  service  providers  who receive  non-public  portfolio holdings  information  on an ongoing  basis are: the Manager's  affiliates,  the
Portfolios'  independent  registered  public  accounting  firm, the  Portfolios'
custodian,  the Portfolios' legal counsel, the Portfolios' financial printer and the Portfolios' proxy voting service (Institutional Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements")  with the  Portfolios  or the
Manager may receive portfolio holdings  information more

                                       26

quickly  than the 30 day lag.  The  Non-Disclosure  Agreements  require that the receiving  entity hold the information in the strictest  confidence and prohibit the  receiving  entity  from  disclosing  the  information  or  trading  on  the information  (either  in  Portfolio  shares  or in  shares  of  the  Portfolios'
portfolio  securities).  In addition,  the receiving party must agree to provide copies  of any  research  or  reports  generated  using the  portfolio  holdings information in order to allow for monitoring of use of the information.  Neither the  Portfolios,  the Manager nor any  affiliate  receive  any  compensation  or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Portfolios' Chief Compliance Officer prior to such use.

     The  Trust's  Board  will be  notified  of any  substantial  change  to the foregoing  procedures.  The  Board  also  receives  an  annual  report  from the
Portfolios' Chief Compliance  Officer which,  among other things,  addresses the operation of the Portfolios'  procedures  concerning the disclosure of portfolio holdings information.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board.  Certain officers and Trustees of the Trust hold identical  positions in each of the other Delaware Investments(R) Funds. As of January [x], 2007, the
Trust's  officers and Trustees owned less than 1% of the  outstanding  shares of each Class of each Portfolio.  The Trust's  Trustees and principal  officers are noted below  along with their ages and their  business  experience  for the past five years.  The Trustees  serve for indefinite  terms until their  resignation, death or removal.

----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
                                                                                  Number of
                                                                                Portfolios in
                                                                                Fund Complex          Other
                                                              Principal          Overseen by       Directorships
                                                            Occupation(s)          Trustee/       Held by Trustee/
Name, Address,     Position(s) Held    Length of Time       During Past 5        Director or        Director or
and Birthdate       with the Trust          Served             Years               Officer            Officer
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Interested Trustees
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Patrick P.            Chairman,         Chairman and        Mr. Coyne has             84          Director--Kayden
Coyne(1)          President, Chief     Trustee since          served in                               Corp.
2005 Market           Executive         August 2006            various
Street              Officer, and                             executive
Philadelphia,          Trustee         President and        capacities at
PA 19103                               Chief Executive     different times
                                        Officer since        at Delaware
April 1963                               August 2006       Investments(2)
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Independent Trustees
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Thomas L.              Trustee        Since March 2005         Private                84           Director--Bryn
Bennett                                                      Investor --                          Mawr Bank Corp.
2005 Market                                                (March 2004 --                             (BMTC)
Street                                                         Present)                           (April 1, 2007 -
Philadelphia,                                                                                         Present
PA 19103                                                     Investment
                                                             Manager --
October 1947                                               Morgan Stanley
                                                               & Co.
                                                             (January
                                                          1984--March 2004)
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
John A. Fry            Trustee       Since January 2001      President --             84        Director -- Community
2005 Market                                                   Franklin &                         Health Systems
Street                                                     Marshall College
Philadelphia,                                               (June 2002 --                        Director -- Allied
PA 19103                                                       Present)                           Barton Security
                                                                                                     Holdings
May 1960                                                    Executive Vice
                                                             President -
                                                            University of
                                                             Pennsylvania
                                                           (April 1995 --
                                                              June 2002)
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------

                                       27

----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
                                                                                  Number of
                                                                                Portfolios in
                                                                                Fund Complex          Other
                                                              Principal          Overseen by       Directorships
                                                            Occupation(s)          Trustee/       Held by Trustee/
Name, Address,     Position(s) Held    Length of Time       During Past 5        Director or        Director or
and Birthdate       with the Trust          Served             Years               Officer            Officer
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Anthony D. Knerr       Trustee        Since April 1990     Founder/Managing           84                None
2005 Market                                                  Director --
Street                                                      Anthony Knerr
Philadelphia,                                                & Associates
PA 19103                                                     (Strategic
                                                             Consulting)
December 1938                                              (1990--Present)
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Lucinda S.             Trustee        Since March 2005          Chief                 84                None
Landreth                                                     Investment
2005 Market                                                  Officer --
Street                                                      Assurant, Inc.
Philadelphia,                                                (Insurance)
PA 19103                                                     (2002--2004)

June 1947
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Ann R. Leven           Trustee        Since September       Consultant --             84            Director and
2005 Market                                 1989            ARL Associates                         Audit Committee
Street                                                    Financial Planner                        Chairperson --
Philadelphia,                                             (1983 -- Present)                           Andy Warhol
PA 19103                                                                                             Foundation

November 1940                                                                                       Director and
                                                                                                  Audit Committee
                                                                                                      Chair --
                                                                                                   Systemax Inc.
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------

                                       28

----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
                                                                                  Number of
                                                                                Portfolios in
                                                                                Fund Complex          Other
                                                              Principal          Overseen by       Directorships
                                                            Occupation(s)          Trustee/       Held by Trustee/
Name, Address,     Position(s) Held    Length of Time       During Past 5        Director or        Director or
and Birthdate       with the Trust          Served             Years               Officer            Officer
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Thomas F.              Trustee        Since May 1997(3)    President/Chief            84             Director--
Madison                                                       Executive                          CenterPoint Energy
2005 Market                                                Officer -- MLM
Street                                                      Partners, Inc.                          Director and
Philadelphia,                                              (Small Business                        Audit Committee
PA 19103                                                     Investing &                           Chair -- Digital
                                                              Consulting)                           River Inc.
February 1936                                             (January 1993 --
                                                              Present)                              Director and
                                                                                                  Audit Committee
                                                                                                      Chair --
                                                                                                       Rimage
                                                                                                    Corporation

                                                                                                    Director --
                                                                                                      Valmont
                                                                                                  Industries, Inc.
----------------- ------------------- ------------------- ------------------- ----------------- ---------------------
Janet L.               Trustee         Since April 1999       Treasurer               84                None
Yeomans                                                    (January 2006 -
2005 Market                                                  Present)
Street
Philadelphia,                                             Vice President --
PA 19103                                                      Mergers &
                                                            Acquisitions
July 1948                                                   (January 2003
                                                           - January 2006),
                                                              and Vice
                                                             President
                                                            (July 1995 -
                                                            January 2003)
                                                            3M Corporation

                                                           Ms. Yeomans has
                                                             held various
                                                            management
                                                           positions at 3M
                                                             Corporation
                                                             since 1983.
----------------- ------------------- ------------------- ------------------- ----------------- ---------------------
J. Richard             Trustee         Since March 2005       Founder --              84            Director and
Zecher                                                         Investor                           Audit Committee
2005 Market                                                   Analytics                             Member--
Street                                                    (Risk Management)                      Investor Analytics
Philadelphia,                                               (May 1999 --
PA 19103                                                      Present)                             Director and
                                                                                                  Audit Committee
July 1940                                                   Founder--Sutton                          Member --
                                                           Asset Management                        Oxigene, Inc.
                                                             (Hedge Fund)
                                                           (September 1996
                                                             -- Present)
----------------- ------------------- ------------------- ------------------- ----------------- ---------------------

                                       29

----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
                                                                                  Number of
                                                                                Portfolios in         Other
                                                              Principal         Fund Complex       Directorships
                                                            Occupation(s)        Overseen by      Held by Trustee/
Name, Address,     Position(s) Held    Length of Time       During Past 5        Trustee or         Director or
and Birthdate       with the Trust          Served             Years               Officer            Officer
----------------- ------------------ ------------------- -------------------- ----------------- ---------------------
Officers
----------------- ------------------ ------------------- -------------------- ---------------- ----------------------
David F. Connor    Vice President,     Vice President    David F. Connor has          84              None(4)
2005 Market         Deputy General    since September      served as Vice
Street               Counsel, and         2000 and         President and
Philadelphia,         Secretary       Secretary since      Deputy General
PA 19103                                October 2005     Counsel at Delaware
                                                          Investments since
December 1963                                                  2000.

----------------- ------------------ ------------------- -------------------- ---------------- ----------------------
David P.             Senior Vice        Senior Vice      David P. O'Connor            84              None(4)
O'Connor              President,         President,        has served in
2005 Market        General Counsel,       General        various executive
Street             and Chief Legal      Counsel, and         and legal
Philadelphia,          Officer          Chief Legal        capacities at
PA 19103                               Officer since     different times at
                                        October 2005          Delaware
February 1966                                               Investments.
----------------- ------------------ ------------------- -------------------- ---------------- ----------------------
Richard Salus        Senior Vice      Chief Financial     Richard Salus has           84              None(4)
2005 Market           President        Officer since      served in various
Street                   and           November 2006         executive
Philadelphia,      Chief Financial                          capacities at
PA 19103               Officer                           different times at
                                                              Delaware
October 1963                                                Investments.
----------------- ------------------ ------------------- -------------------- ---------------- ----------------------
Daniel V.           Vice President       Treasurer        Daniel V. Geatens           84              None(4)
Geatens             and Treasurer          Since           has served in
2005 Market                           October 25, 2007    various capacities
Street                                                    at different times
Philadelphia,                                               at Delaware
PA 19103                                                     Investments

October 1972
---------------------------------------------------------------------------------------------------------------------

(1) Patrick P. Coyne is considered to be an "Interested  Trustee"  because he is an executive officer of the Portfolios' investment manager.

(2) Delaware Investments is the marketing name for Delaware Management Holdings,
Inc.  and  its  subsidiaries,   including  the  Portfolios'  Manager,  principal
underwriter, and its transfer agent.

(3) In 1997,  several  funds  managed  by  Voyageur  Fund  Managers,  Inc.  (the
"Voyageur  Funds") were  incorporated  into the Delaware  Investments  Family of
Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 to 1997.

(4) Messrs.  David F. Connor,  David P.  O'Connor,  Richard  Salus and Daniel V.
Geatens serve in similar  capacities  for the six portfolios of the Optimum Fund
Trust,  which  have the same  investment  manager,  principal  underwriter,  and transfer agent as the Trust.

---------------------------------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

-------------------------- --------------------------------- ---------------- ---------------------------------
Name, Address and                                             Length of Time     Principal Occupation(s)
Birthdate                  Position(s) Held with the Trust        Served           During Past 5 Years
-------------------------- --------------------------------- ---------------- ---------------------------------
Michael J. Hogan             Executive Vice President and       Less than       Executive Vice President and
2005 Market Street         Chief Investment Officer - Head       1 year          Chief Investment Officer -
Philadelphia, PA                of Equity Investments                            Head of Equity Investments
19103-7094                                                                              (since 2007)

June 1963                                                                         Mr. Hogan has served in
                                                                                   various capacities at
                                                                                  different times at SEI
                                                                                        Investments.
---------------------- ------------------------------------- ---------------- ---------------------------------
Christopher R. Adams      Vice President and Senior              10 Years       During the past five years,
2005 Market Street      Equity Analyst - Delaware Group                           Mr. Adams has served in
Philadelphia, PA              Foundation Funds                                     various capacities at
19103-7094                                                                       different times at Delaware
                                                                                        Investments.
April 1962
---------------------- ------------------------------------- ---------------- ---------------------------------

                                   30

---------------------- ------------------------------------- ---------------- ---------------------------------
Francis X. Morris          Senior Vice President/Senior          4 Years      Mr. Morris has served in various
2005 Market Street               Portfolio Manager                            executive capacities at different
Philadelphia, PA                                                               times at Delaware Investments.

March 1961
---------------------- ------------------------------------- ---------------- ---------------------------------
Michael S. Morris          Vice President/Senior Equity          4 Years      Mr. Morris has served in various
2005 Market Street           Analyst - Delaware Group                         executive capacities at different
Philadelphia, PA                 Foundation Funds                              times at Delaware Investments.
19103-7094

September 1968
---------------------- ------------------------------------ ---------------- ----------------------------------
Donald G. Padilla       Vice President/Equity Analyst II         7 Years       During the past five years, Mr.
2005 Market Street                                                              Padilla has served in various
Philadelphia, PA                                                              capacities at different times at
19103-7094                                                                         Delaware Investments.

August 1964
---------------------------------------------------------------------------------------------------------------

     The  following  table shows each  Trustee's  ownership of each  Portfolio's shares,  if any,  and of all  Delaware  Investments(R)  Funds as of December 31,
2006.

[To be updated]

-------------------- ---------------------- -----------------------------------------
                                                Aggregate Dollar Range of Equity
                         Dollar Range of     Securities in All Registered Investment
                       Equity  Securities    Companies Overseen by Trustee in Family
 Name                  in the Portfolios             of Investment Companies
-------------------- ---------------------- -----------------------------------------
Thomas L. Bennett            None                             None
-------------------- ---------------------- -----------------------------------------
Patrick P. Coyne             None                        Over $100,000
-------------------- ---------------------- -----------------------------------------
John A. Fry(1)               None                        Over $100,000
-------------------- ---------------------- -----------------------------------------
Anthony D. Knerr             None                      $10,001 - $50,000
-------------------- ---------------------- -----------------------------------------
Lucinda S. Landreth          None                         $1 - $10,000
-------------------- ---------------------- -----------------------------------------
Ann R. Leven                 None                        Over $100,000
-------------------- ---------------------- -----------------------------------------
Thomas F. Madison            None                      $10,001 - $50,000
-------------------- ---------------------- -----------------------------------------
Janet L. Yeomans             None                      $50,001 - $100,000
-------------------- ---------------------- -----------------------------------------
J. Richard Zecher            None                             None
-------------------- ---------------------- -----------------------------------------

(1) As of December  31,  2005,  John A. Fry held  assets in a 529 Plan  account.
Under the terms of the Plan,  a portion  of the  assets  held in the Plan may be invested in the Portfolios.  Mr. Fry held no shares of the Portfolios outside of the Plan as of December 31, 2005.

     The following  table sets forth the  compensation  received by each Trustee
from  the  Trust  and  the  total   compensation   received  from  all  Delaware
Investments(R) Funds for which he or she served as a Trustee or Director for the fiscal year ended September 30, 2007. Only the Trustees of the Trust who are not
"interested  persons"  as  defined  by the  1940  Act  (i.e.,  the  "Independent
Trustees") receive compensation from the Funds. The following table provides, in addition,  information  on the  retirement  benefits  accrued on behalf of those
Trustees  eligible  to receive  such  benefits  under the  Delaware  Investments
Retirement Plan for  Trustees/Directors  (the "Retirement  Plan"). This plan was recently terminated as more fully described below.

[To be updated]
-------------------- --------------------- ----------------------- ---------------------
                                                                        Total
                                                                     Compensation from
                                                                      the Investment
                                                                       Companies in
                           Aggregate         Retirement Benefits       the Delaware
                       Compensation from     Accrued as Part of        Investments(R)
Trustee                    the Trust          Fund Expenses(1)          Complex(2)
-------------------- --------------------- ----------------------- ---------------------
Thomas L. Bennett          $4,454.61                 $0                $156,666.70
-------------------- --------------------- ----------------------- ---------------------

John A. Fry                $4,618.28             $4,103.19             $162,516.70
-------------------- --------------------- ----------------------- ---------------------

Anthony D. Knerr           $4,272.62             $18,521.69            $150,266.70
-------------------- --------------------- ----------------------- ---------------------

Lucinda S. Landreth        $4,272.62                 $0                $150,266.70
-------------------- --------------------- ----------------------- ---------------------

Ann R. Leven               $5,338.96             $17,075.75            $187,733.40
-------------------- --------------------- ----------------------- ---------------------

Thomas F. Madison          $4,907.39             $18,325.65            $172,500.02
-------------------- --------------------- ----------------------- ---------------------

Janet L. Yeomans           $4,454.61             $7,954.60             $156,666.70
-------------------- --------------------- ----------------------- ---------------------

J. Richard Zecher          $4,381.97                 $0                $154,166.70
-------------------- --------------------- ----------------------- ---------------------

                                       31

(1)  Figures  reflect  amounts  already  accrued under the  Retirement  Plan and additional amounts accrued to effect the termination of the Retirement Plan for Funds that are series of the Trust as of November 30, 2006. The Manager has  agreed to absorb a minimum  of  $500,000  through  certain  additional waivers and/or  reimbursements for those Funds within the Fund Complex that are subject to expense limitations.

(2)  Effective December 1, 2007, each Independent  Trustee/Director will receive an annual  retainer fee of $100,000 for serving as a  Trustee/Director  for all 32 investment  companies in the Delaware  Investments(R)  Family,  plus
     $5,000  per day for  attending  each  Board  Meeting  held on behalf of all investment  companies  in  the  complex.  Members  of  the  Nominating  and
     Corporate Governance  Committee,  Audit Committee and Investments Committee
     receive  additional  compensation  of  $2,500  for each  Committee  meeting attended.  In addition,  the chairperson of the Audit Committee receives an annual retainer of $25,000,  the  chairperson of the Investments  Committee receives  an  annual  retainer  of  $20,000,  and  the  chairperson  of the
     Nominating and Corporate  Governance  Committee receives an annual retainer
     of  $15,000.  The   Lead/Coordinating   Trustee/Director  of  the  Delaware
     Investments(R)  Funds  receives an additional  annual  retainer of $35,000.
     These amounts do not include  payments  related to the  termination  of the
     Retirement Plan.

     Until  the  Retirement   Plan's   termination  as  described  below,   each
Independent  Trustee who, at the time of his or her retirement  from the Boards, having  attained  the age of 70 and  served  on the  Boards  for at  least  five continuous years, was entitled to receive payments from each investment  company in the  Delaware  Investments(R)  Family  for  which  he or she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

     The table below sets forth the  estimated  annual  retirement  benefit that would have been payable  under the  Retirement  Plan at  specified  compensation levels and years of service.  Trustees  credited  with years of service  through
December 31, 2006 are: Mr. Knerr (17 years),  Ms. Leven (17 years),  Mr. Madison
(13 years),  Ms.  Yeomans (8 years),  Mr. Fry (6 years).  During the fiscal year ended September 30, 2006, two former Trustees of the Trust were receiving yearly benefits  under the  Retirement  Plan:  Mr.  Walter P. Babich  ($70,000) and Mr.
Charles E. Peck ($50,000).

-------------------------------- -----------------------------------------------
                                               Years of Service
-------------------------------- ---------------------- ------------------------
Amount of Annual Retainer Paid
in Last Year of Service             0-4 Years                 5 Years or More
-------------------------------- ---------------------- ------------------------
          $50,000(1)                   $0                         $50,000
-------------------------------- ---------------------- ------------------------
          $70,000(2)                   $0                         $70,000
-------------------------------- ---------------------- ------------------------
          $80,000(3)                   $0                         $80,000
-------------------------------- ---------------------- ------------------------

(1)  Reflects final annual retainer for Charles E. Peck, a retired trustee.

(2)  Reflects final annual retainer for Walter P. Babich, a retired trustee.

                                       32

(3)  Reflects  annual  retainer at the time of termination for Anthony D. Knerr,
     Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, John A. Fry.

     The Board of  Trustees/Directors  of all the Funds voted to  terminate  the
Delaware Investments Retirement Plan for Trustees/Directors,  effective November
30, 2006.  As a result of the  termination  of the  Retirement  Plan, no further benefits will accrue to any current or future  directors and a one-time  payment of  benefits  earned  under  the  Retirement  Plan  will  be  paid  to  eligible
Trustees/Directors.  The amount of the  payment to be made on January  31,  2007 represents the benefits to which the current  Trustee/Director is entitled under the terms of the Retirement  Plan.  The  calculation of such amount is based on:
(1) the annual retainer amount as of the date of termination ($80,000), (2) each
Trustee/Director's  years  of  service  as of the  date of  termination  (listed
above),   and  (3)  the   actuarially   determined   life   expectancy  of  each
Trustee/Director. The payments thus calculated are discounted to present value.

     The net present value of the benefits  accrued under the plan to which each
such   Independent   Trustee/Director   is   entitled   was   calculated   by  a
licensed/certified  actuary  and  then  reviewed  and  approved  by  the  Funds'
Independent  Directors  who had no benefits  vested under the Plan.  The amounts being paid in 2007 are as  follows:  Anthony D. Knerr  ($702,373),  Ann R. Leven
($648,635),  Thomas F. Madison ($696,407),  Janet L. Yeomans ($300,978) and John
A. Fry ($155,030).

     The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting  firm  and the  full  Board.  The  Trust's  Audit
Committee  consists  of the  following  four  Independent  Trustees:  Thomas  F.
Madison,  Chairman;  Thomas L. Bennett; Janet L. Yeomans; and J. Richard Zecher.
The Audit Committee held [seven] meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the Board  only in the event  that there is a vacancy on the
Board.  Shareholders who wish to submit  recommendations  for nominations to the
Board to fill a vacancy  must  submit  their  recommendations  in writing to the
Nominating and Corporate Governance Committee, c/o Delaware Investments(R) Funds
at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.  Shareholders should include  appropriate  information on the background  and  qualifications  of any person  recommended  (e.g.,  a  resume),  as  well  as the  candidate's  contact information  and a written  consent from the candidate to serve if nominated and elected. Shareholder recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee  consists of the following  four
Independent  Trustees:  John A. Fry,  Chairman;  Anthony  D.  Knerr;  Lucinda S.
Landreth;  and Ann R. Leven  (ex-officio).  The committee  held [five]  meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held
[four] meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to the  Portfolios  by the  Manager as well as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new  Portfolios or proposed  amendments to existing  agreements and to recommend what  action the full Board and the  Independent  Trustees  take  regarding  the approval of all such  proposed  agreements;  and (iii)  review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following four Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth,  Jan L. Yeomans; and J. Richard Zecher. The Investments  Committee was
established on

                                       33

October 25, 2006.  The  Investments  Committee held [____]  meetings  during the
Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Portfolios' financial  intermediary  wholesaler) have adopted Codes of
Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act, which  govern  personal  securities  transactions.  Under the  Codes of  Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities  that  may  be  purchased  or  held  by the
Portfolios,  subject to the  requirements set forth in Rule 17j-1 under the 1940
Act and certain other procedures set forth in the applicable Code of Ethics. The
Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Portfolios  have formally  delegated to the Manager the  responsibility for making all proxy voting  decisions in relation to portfolio  securities held by the  Portfolios.  If and  when  proxies  need to be voted  on  behalf  of the
Portfolios,  the Manager  will vote such  proxies  pursuant to its Proxy  Voting
Policies and Procedures (the "Procedures").  The Manager has established a Proxy
Voting  Committee  (the  "Committee")  which is  responsible  for overseeing the
Manager's   proxy  voting   process  for  the   Portfolios.   One  of  the  main
responsibilities  of the  Committee is to review and approve the  Procedures  to ensure that the  Procedures are designed to allow the Manager to vote proxies in a manner  consistent  with  the goal of  voting  in the  best  interests  of the
Portfolios.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Portfolios and other clients of the Manager and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for a  Portfolio,  ISS will create a record of the vote.  Information,  if any,  regarding how the Manager voted proxies  relating to portfolio  securities during  the most  recent  12-month  period  ended June 30 is  available  without charge: (i) through the Portfolios' Web site at www.delawareinvestments.com; and
(ii) on the SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline stating that  recommendations of company management on an issue  (particularly  routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager  will  normally  vote  against  management's  position  when it runs counter to its specific  Proxy Voting  Guidelines  (the  "Guidelines"),  and the
Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Portfolios.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Portfolios. Some examples of the Guidelines are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from a company's operations and products.

     Because the  Portfolios  have  delegated  proxy voting to the Manager,  the
Portfolios  are not  expected to  encounter  any  conflict  of  interest  issues regarding  proxy voting and  therefore  do not have  procedures  regarding  this matter.  However,  the  Manager  does  have a  section  in its  Procedures  that addresses  the  possibility  of  conflicts  of  interest.  Most proxies that the
Manager receives on behalf of the Portfolios are voted by ISS in accordance with the Procedures.  Because almost all Portfolio  proxies are voted by ISS pursuant to the  pre-determined  Procedures,  it normally  will not be necessary  for the
Manager  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy  voting  process.  In the very  limited  instances  where the  Manager  is considering voting a proxy contrary to ISS's recommendation,  the Committee will first  assess the issue to see if there is any  possible  conflict  of  interest involving the Manager or affiliated  persons of the Manager.  If a member of the
Committee has actual  knowledge of a conflict of interest,  the

                                       34

Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee on how to vote the proxy in the best interests of the Portfolios.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Portfolios.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes  investment  management  services  to the  Portfolios,  subject to the supervision  and  direction  of the Trust's  Board.  The Manager  also  provides investment  management  services  to all of the  other  Delaware  Investments(R)
Funds.  Affiliates of the Manager also manage other investment  accounts.  While investment decisions for the Portfolios are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as  investment  decisions for the  Portfolios.  The
Manager  pays the  salaries of all  Trustees,  officers  and  employees  who are affiliated with both the Manager and the Trust.

     As of September 30, 2007,  the Manager and its affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $167 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is a  subsidiary  of  Delaware  Management  Holdings,  Inc.  ("DMH").  DMH  is a
subsidiary, and subject to the ultimate control, of Lincoln National Corporation
("Lincoln").  Lincoln,  with  headquarters in Philadelphia,  Pennsylvania,  is a diversified  organization  with  operations  in many  aspects  of the  financial services  industry,  including  insurance and  investment  management.  Delaware
Investments is the marketing name for DMH and its subsidiaries.  The Manager and its  affiliates  own the name  "Delaware  Group." Under  certain  circumstances, including the termination of the Trust's advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the  Manager and its affiliates  could cause the Trust to delete the words "Delaware  Group" from the
Trust's name.

     The Investment  Management  Agreement for the Moderate Allocation Portfolio
and the  Conservative  Allocation  Portfolio  is  dated  April  1,  1999 and was approved by shareholders on March 17, 1999. The Investment  Management Agreement
for the Aggressive Allocation Portfolio is dated April 15, 1999 and was approved by shareholders on April 13, 1999. Each Investment  Management  Agreement had an
initial  term of two  years  and may be  renewed  each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the  outstanding  voting  securities of a Portfolio, and only if the terms and the renewal  thereof have been approved by the vote of a  majority  of the  Trustees  of the  Trust  who are  not  parties  thereto  or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  Each  Investment  Management  Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. Each Investment  Management Agreement will terminate  automatically in the event of its assignment.

     Pursuant to the Investment  Management  Agreements,  each Portfolio pays an annual fee equal to 0.25% of average daily net assets of each of the Portfolios.

                                       35

During the past three fiscal years, the Portfolios paid the following investment management fees:

---------------------------------- ----------------- ----------------- -----------------
                                           2007              2006              2005
---------------------------------- ----------------- ----------------- -----------------
Aggressive Allocation Portfolio    $xxx,xxx earned   $119,690 earned   $96,739 earned
                                   $x paid           $0 paid           $  7,985 paid
                                   $xxx,xxx waived   $119,690 waived   $88,754 waived
---------------------------------- ----------------- ----------------- -----------------
Moderate Allocation Portfolio      $xx,xxx earned    $98,509 earned    $86,425 earned
                                   $x paid           $0 paid           $10,655 paid
                                   $xx,xxx waived    $98,509 waived    $75,770 waived
---------------------------------- ----------------- ----------------- -----------------
Conservative Allocation Portfolio  $xx,xxx earned    $84,330 earned    $77,097 earned
                                   $x paid           $0 paid           $-0- paid
                                   $xx,xxx waived    $84,330 waived    $77,097 waived
---------------------------------- ----------------- ----------------- -----------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement, each
Portfolio  is  responsible  for  all of its own  expenses.  Among  others,  such expenses include the Portfolio's  proportionate share of certain  administrative expenses;  investment  management fees;  transfer and dividend  disbursing agent
fees  and  costs;  accounting  fees;  custodian  expenses;   federal  and  state
securities   registration   fees;  proxy  costs;  and  the  costs  of  preparing
prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094, serves as the national distributor of each
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and  distribution,  except for payments by the Portfolio Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect  subsidiary of
DMH, and,  therefore,  of Lincoln.  The  Distributor  has agreed to use its best efforts to sell shares of the Portfolios.  See the  Prospectuses for information on how to invest.  Shares of the Portfolios are offered on a continuous basis by the Distributor and may be purchased through  authorized  investment  dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware  Investments(R)  Funds. The Board annually reviews fees paid to the Distributor.

     During the Portfolios'  last three fiscal years,  the Distributor  received net commissions  from each Portfolio on behalf of its respective Class A Shares, after re-allowances to dealers, as follows:

--------------------------------------------------------------------------------
                      Aggressive Allocation Portfolio
------------------ -------------------- ----------------------- ----------------
                        Amount of           Total Amounts              Net
      Fiscal          Underwriting            Re-allowed            Commission
    Year Ended         Commission             To Dealers          to Distributor
------------------ -------------------- ----------------------- ----------------
     9/30/07           $xx,xxx                 $xx,xxx              $x,xxx
------------------ -------------------- ----------------------- ----------------
     9/30/06          $167,360                $140,975             $26,385

------------------ -------------------- ----------------------- ----------------
     9/30/05           $74,405                 $61,921             $12,484
------------------ -------------------- ----------------------- ----------------

                                       36

--------------------------------------------------------------------------------
                        Moderate Allocation Portfolio
------------------- -------------------- -------------------- ------------------
                         Amount of           Total Amounts           Net
      Fiscal           Underwriting            Re-allowed         Commission
    Year Ended          Commission             To Dealers       to Distributor
------------------- -------------------- -------------------- ------------------
     9/30/07            $xx,xxx                 $xx,xxx           $x,xxx
------------------- -------------------- -------------------- ------------------
     9/30/06           $105,755                 $86,833          $18,922
------------------- -------------------- -------------------- ------------------
     9/30/05            $70,011                 $56,905          $13,106
------------------- -------------------- -------------------- ------------------

--------------------------------------------------------------------------------
                      Conservative Allocation Portfolio
--------------------------------------------------------------------------------
                        Amount of           Total Amounts              Net
      Fiscal           Underwriting          Re-allowed             Commission
    Year Ended          Commission           To Dealers           To Distributor
------------------- ------------------- ---------------------- -----------------
     9/30/07           $xx,xxx                $xx,xxx                $x,xxx
------------------- ------------------- ---------------------- -----------------
     9/30/06            $50,915                $41,573                $9,342
------------------- ------------------- ---------------------- -----------------
     9/30/05            $13,934                $11,352                $2,582
------------------- ------------------- ---------------------- -----------------

     During the Portfolios' last three fiscal years,  the Distributor  received, in the aggregate,  limited  contingent  deferred sales charge  ("Limited  CDSC")
payments  with  respect  to  Class A shares  of the  Portfolios  and  contingent deferred sales charge ("CDSC")  payments with respect to Class B and C Shares of each Portfolio as follows:

---------------- ---------------------------------------------------------------
                                Aggressive Allocation Portfolio
---------------- ------------------- --------------------- ---------------------
                   Class A Shares
    Fiscal         Limited CDSC         Class B Shares        Class C Shares
  Year Ended           Payments          CDSC Payments         CDSC Payments
---------------- ------------------- --------------------- ---------------------
    9/30/07         $xx,xxx               $xx,xxx               $x,xxx
---------------- ------------------- --------------------- ---------------------
    9/30/06             $16                $5,969                 $932
---------------- ------------------- --------------------- ---------------------
    9/30/05             $16                $4,733                 $203
---------------- ------------------- --------------------- ---------------------

---------------- ---------------------------------------------------------------
                                 Moderate Allocation Portfolio
---------------- ------------------- --------------------- ---------------------
                   Class A Shares
    Fiscal         Limited CDSC         Class B Shares        Class C Shares
  Year Ended          Payments          CDSC Payments         CDSC Payments
---------------- ------------------- --------------------- ---------------------
    9/30/07         $xx,xxx               $xx,xxx                $x,xxx
---------------- ------------------- --------------------- ---------------------
    9/30/06             $0                 $3,820                $1,025
---------------- ------------------- --------------------- ---------------------
    9/30/05             $0                 $6,072                   $91
---------------- ------------------- --------------------- ---------------------

---------------- ---------------------------------------------------------------
                              Conservative Allocation Portfolio
---------------- ------------------- --------------------- ---------------------
                   Class A Shares
     Fiscal          Limited CDSC       Class B Shares        Class C Shares
   Year Ended          Payments          CDSC Payments         CDSC Payments
---------------- ------------------- --------------------- ---------------------
    9/30/07         $xx,xxx               $xx,xxx                $x,xxx
---------------- ------------------- --------------------- ---------------------
    9/30/06              $5                $1,901                  $276
---------------- ------------------- --------------------- ---------------------
    9/30/05              $3                $1,415                   $26
---------------- ------------------- --------------------- ---------------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Portfolios' financial intermediary  wholesaler pursuant to a Third
Amended  and  Restated  Financial   Intermediary   Distribution   Agreement  the
"Financial  Intermediary  Agreement" with the Distributor as of January 1, 2007.
LFD is primarily  responsible for promoting the sale of Portfolio shares through
broker/dealers,   financial   advisors,   and  other  financial   intermediaries
collectively,  "Financial  Intermediaries".  The  address of LFD is 2001  Market
Street,  Philadelphia,  PA 19103-7055.  The Distributor  pays LFD for the actual
expenses   incurred  by  LFD  in  performing  its  duties  under

                                       37

the Financial  Intermediary Agreement as determined by the Distributor's monthly review of  information  retrieved  from  Lincoln  Financial  Group's  applicable expense  management  system.  Based on this review,  the Distributor may request that LFD  provide  additional  information  describing  its  expenses  in detail reasonably  acceptable  to the  Distributor.  The  fees  associated  with  LFD's services to the Portfolios are borne  exclusively by the  Distributor and not by the Portfolios.

Transfer Agent
     Delaware Service Company,  Inc., an affiliate of the Manager, is located at
2005 Market Street,  Philadelphia,  PA 19103-7094, and serves as the Portfolios'
shareholder  servicing,  dividend  disbursing  and transfer agent (the "Transfer
Agent") pursuant to a Shareholders  Services Agreement dated April 19, 2001. The
Transfer Agent is an indirect subsidiary of DMH and, therefore,  of Lincoln. The
Transfer  Agent also acts as  shareholder  servicing,  dividend  disbursing  and transfer agent for other Delaware  Investments(R)  Funds.  The Transfer Agent is
paid a fee by the  Portfolios  for  providing  these  services  consisting of an annual  per  account  charge of $27.00  for each open  account  and $10 for each closed account on its records and each account held on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Portfolios' Board, including a majority of the Independent Trustees.

     In addition to the Transfer  Agent,  each  Portfolio has  authorized one or more  brokers to accept on its  behalf  purchase  and  redemption  orders.  Such brokers are authorized to designate other  intermediaries to accept purchase and redemption orders on the behalf of each Portfolio. For purposes of pricing, each
Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

     DST Systems, Inc. provides sub-transfer agency services for the Portfolios.
In connection with these services,  DST administers the overnight  investment of cash  pending  investment  in the  Portfolios  or  payment of  redemptions.  The proceeds of this investment program are used to offset the Portfolios'  transfer agency expenses.

Fund Accountants
     Effective October 1, 2007, Mellon Bank, N.A. ("Mellon"), One Mellon Center,
Pittsburgh PA 15258,  provides  fund  accounting  and  financial  administration services to each Portfolio.  Those services include performing functions related
to  calculating   each  Portfolio's  NAV  and  providing   financial   reporting
information,   regulatory   compliance  testing  and  other  related  accounting
services.  For  these  services,  each  Portfolio  pays  Mellon  Bank,  N.A.  an asset-based  fee,  subject to certain fee minimums  plus  certain  out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial  administration  oversight  services to the Portfolios.
Those  services  include  overseeing  the  Portfolios'   pricing  process,   the
calculation and payment of fund expenses, and financial reporting in shareholder reports,  registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Portfolio NAVs and performance data. For these services,  each Portfolio pays
DSC an asset-based fee, plus certain  out-of-pocket  expenses and  transactional charges.  The fees  payable  to  Mellon  and DSC under  the  service  agreements described above will be allocated among all Delaware  Investments(R)  Funds on a relative NAV basis.  Prior to October 1, 2007, DSC provided fund  accounting and financial  administration  services to the Delaware  Investments(R)  Funds at an annual rate of 0.04% of each such Fund's average daily net assets.

Custodian
     Mellon also serves as the custodian of the Portfolios' securities and cash.
As custodian for each Portfolio, Mellon maintains a separate account or accounts for each  Portfolio;  receives,  holds,  and releases  portfolio  securities  on account  of each  Portfolio;  receives  and  disburses  money on  behalf of each
Portfolio; and collects and receives income and other payments and distributions on account of each Portfolio's portfolio  securities.  Mellon also serves as the
Portfolios' custodian for their investments in foreign securities.

                                       38

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible as of September 30,
2007.
[To be  updated]

                                                                       Total Assets in
                                                      Accounts  with    Accounts with
                            No. of    Total  Assets   Performance-      Performance-
                           Accounts       Managed      Based Fees        Based Fees
------------------------------------ ---------------- --------------- ---------------
Michael J. Hogan
Registered  Investment
Companies                      3      $153.4  million       0               $0
Other Pooled
Investment Vehicles            0           $0               0               $0
Other Accounts                10       $556.4 million       0               $0

Christopher S. Adams
Registered  Investment
Companies                      8         $3.9 billion       0               $0
Other Pooled
Investment Vehicles            2        $13.5 million       0               $0
Other Accounts                16         $1.5 billion       0               $0

Francis X. Morris
Registered  Investment
Companies                      8         $3.9 billion       0               $0
Other Pooled
Investment Vehicles            2        $13.5 million       0               $0
Other Accounts                16         $1.5 billion       0               $0

Michael S. Morris
Registered  Investment
Companies                      8         $3.9 billion       0               $0
Other Pooled
Investment Vehicles            2        $13.5 million       0               $0
Other Accounts                16         $1.5 billion       0               $0

Donald G. Padilla
Registered  Investment
Companies                      8         $3.9 billion       0               $0
Other Pooled
Investment Vehicles            2        $13.5 million       0               $0
Other Accounts                16         $1.5 billion       0               $0

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other funds or accounts  similar to those provided to the Portfolios and the investment  action for each such other fund account and  Portfolios  may differ.
For example, an account or fund may be selling a security, while a Portfolio may be purchasing or holding the same security.  As a result,  transactions executed for one fund or account may  adversely  affect the value of  securities  held by another fund, account or a Portfolio.  Additionally,  the management of multiple funds or accounts and the  Portfolios  may give rise to  potential  conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Portfolios.  A portfolio  manager may discover an investment

                                       39

opportunity  that may be  suitable  for  more  than  one  fund or  account.  The investment  opportunity may be limited,  however,  so that all funds or accounts for which the investment  would be suitable may not be able to participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple funds and accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus.  The bonus pool is  determined by the revenues  associated  with the products  a  portfolio  manager  manages.  Delaware  keeps a  percentage  of the revenues and the remaining  percentage  of revenues  (minus  appropriate  direct expenses associated with this product and the investment management team) create the "bonus pool" for a product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest  share.  The pool is  allotted  based on  subjective  factors  (50%) and objective  factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups.
Performance  is  measured  as the result of one's  standing  in the Lipper  peer groups on a one-year and three-year  basis.  Three-year  performance is weighted more  heavily  and there is no  objective  award for a fund that falls below the
50th  percentile  for  a  given  time  period.  There  is a  sliding  scale  for performance achievements above the 50th percentile.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of  participating in the Manager's  growth.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire 10 years after  issuance.  Options  are awarded  from time to time by the
Manager in its full discretion. Option awards may be based in part on seniority.
The fair market  value of the shares is normally  determined  as of each June 30 and  December 31.  Shares  issued upon the exercise of such options must be held for six months and one day, after which time the  shareholder  may put them back to the issuer or the shares may be called back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

                                       40

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     [To be  confirmed:]  As of  September  30,  2007,  the  portfolio  managers described above did not beneficially own any shares in the Portfolios.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects brokers or dealers to execute transactions on behalf of each Portfolio for the purchase or sale of portfolio  securities on the basis of its  judgment  of their  professional  capability  to provide the  service.  The primary consideration is to have brokers or dealers execute transactions at best execution.  Best execution  refers to many factors,  including the price paid or received for a security,  the commission charged, the promptness and reliability of execution,  the  confidentiality  and placement accorded the order, and other
factors   affecting  the  overall  benefit   obtained  by  the  account  on  the
transaction.  When a commission is paid, a Portfolio pays reasonably competitive brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Portfolio pays  a  minimal  share  transaction  cost  when  the  transaction  presents  no difficulty.

     [To be confirmed:]  During the fiscal years ended  September 30, 2007, 2006 and 2005, the Portfolios did not pay brokerage commissions.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its  management,  brokerage  business to brokers or dealers who provide  brokerage and research  services.  These  services  include providing advice, either directly or through publications or writings, as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively,  with respect to the mutual fund or separate account generating the brokerage.

     As  provided  in the 1934 Act and each  Portfolio's  Investment  Management
Agreement,  higher  commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and  research  services  than to  broker/dealers  who do not provide  such  services  if such higher  commissions  are deemed  reasonable  in relation to the value of the brokerage and research services provided.  Although transactions  are  directed to  broker/dealers  who provide such  brokerage  and research  services,  the  Trust  believes  that  the  commissions  paid  to such broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute, in some part, brokerage and research services used by the Manager in connection with its investment  decision-making process and constitute,  in some part,  services used by the Manager in connection with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  which  generate  commissions  or their  equivalent  are allocated to  broker/dealers  who provide daily portfolio  pricing services to a
Portfolio and to other Delaware Investments(R) Funds. Subject to best execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

                                       41

     [To be  confirmed:]  During the fiscal year ended  September  30, 2007,  no brokerage  commissions  were  directed to brokers  for  brokerage  and  research services.

     [To be confirmed:] As of September 30, 2007, the Portfolios did not own any
securities of their regular  broker/dealers or their parents, as defined in Rule
10b-1 under the 1940 Act.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that receives  allocation  may be allocated an average price obtained from the  executing  broker.  It is  believed  that the  ability of the  accounts  to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Trust's  Board that the  advantages  of combined  orders  outweigh  the possible disadvantages of separate transactions.

     Consistent with the Financial Industry Regulatory Authority ("FINRA"),  and
subject  to  seeking  best   execution,   the  Manager  may  place  orders  with
broker/dealers  that have agreed to defray  certain  Portfolio  expenses such as custodian fees.

     The Portfolios have the authority to participate in a commission  recapture program.  Under the program,  and subject to seeking best execution as described in this section,  the Portfolios may direct certain  security  trades to brokers who have agreed to rebate a portion of the related  brokerage  commission to the
Portfolios  in cash.  Any such  commission  rebates will be included in realized gain on securities in the  appropriate  financial  statements of the Portfolios.
The Manager and its affiliates  have  previously and may in the future act as an investment  advisor to mutual  funds or separate  accounts  affiliated  with the administrator of the commission  recapture program.  In addition,  affiliates of the  administrator  act as consultants in helping  institutional  clients choose investment  advisors and may also  participate  in other types of businesses and provide other services in the investment management industry.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Portfolio,  an unlimited  number of shares of  beneficial  interest  with no par value.  All shares are, when issued in accordance with the Trust's  registration statement (as amended from time to time),  governing  instruments and applicable law, fully paid and  non-assessable.  Shares do not have preemptive  rights. All shares of a  Portfolio  represent  an  undivided  proportionate  interest in the assets of such Portfolio. As a general matter, shareholders of Portfolio Classes may vote  only on  matters  affecting  their  respective  Class,  including  the
Portfolio Classes' Rule 12b-1 Plans that relate to the Class of shares that they hold.  However,  each  Portfolio's  Class B Shares may vote on any  proposal  to increase  materially the fees to be paid by such Portfolio  under the Rule 12b-1
Plan relating to its Class A Shares. Except for the foregoing,  each share Class has the same voting and other rights and  preferences  as the other Classes of a
Portfolio.  General  expenses of each  Portfolio will be allocated on a pro-rata basis to the  classes  according  to asset  size,  except  that  expenses of the
Portfolio Classes' Rule 12b-1 Plans will be allocated solely to those classes.

     Prior to September 1, 2005,  the Delaware  Moderate  Allocation  Portfolio,
Delaware Aggressive  Allocation Portfolio and Delaware  Conservative  Allocation
Portfolio were known as the Delaware  Balanced  Allocation  Portfolio,  Delaware
Growth   Allocation   Portfolio  and  Delaware  Income   Allocation   Portfolio,
respectively.

     Class R Shares of the Portfolio first were offered on June 1, 2003.

Non-cumulative Voting

                                       42

     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of such Trust  voting for the election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

     As of May 31,  2007,  the  Portfolios  ceased to permit  new or  subsequent investments,  including  investments  through automatic  investment plans and by qualified  retirement plans (such as 401(k) plans,  403(b) plans, or 457 plans), will be allowed in Class B(R) Shares in any of the Portfolios,  except through a reinvestment  of dividends or capital  gains or  permitted  exchanges.  Existing shareholders  of Class B Shares  may  continue  to hold  their  Class B  Shares, reinvest dividends into Class B Shares, and exchange their Class B Shares of one
Delaware  Investments(R) Fund for Class B Shares of another Delaware Investments
Fund, as permitted by existing exchange privileges.

     For  Class B  Shares  outstanding  as of May 31,  2007  and  Class B Shares acquired  upon  reinvestment  of dividends or capital  gains,  all Class B Share attributes,  including the CDSC schedules,  conversion to Class A schedule,  and distribution  and service (12b-1) fees, will continue in their current form. You will be notified via  Supplement  if there are any changes to these  attributes, sales charges, or fees.

     As of May 31, 2007, the 12-month  reinvestment  privilege  described in the section entitled "Purchasing Shares - 12-Month  Reinvestment  Privilege" will no longer apply to Class B Shares.

General Information
     Shares  of  the  Portfolios  are  offered  on a  continuous  basis  by  the
Distributor  and may be  purchased  through  authorized  investment  dealers  or directly by contacting  the  Distributor  or the Trust.  The Trust  reserves the right to  suspend  sales of  Portfolio  shares,  and  reject  any  order for the purchase of Portfolio  shares if in the opinion of management  such rejection is in a Portfolio's  best interest.  The minimum  initial  investment  generally is
$1,000  for  Class A  Shares,  Class B Shares  and  Class C  Shares.  Subsequent
purchases  of such  Classes  generally  must be at least  $100.  The initial and subsequent  investment  minimums for Class A Shares will be waived for purchases by officers,  Trustees and employees of any Delaware  Investments(R)  Fund,  the
Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction  program.  Shares purchased pursuant to the Uniform Gifts to
Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum  initial  purchase of
$250 and a minimum subsequent purchase of $25.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000.  For Class C Shares of the Portfolios,  each purchase must be in an amount  that is less  than  $1,000,000.  See  "Investment  Plans"  for  purchase limitations  applicable to retirement  plans. The Trust will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C
Shares. An investor may exceed these limitations by making cumulative  purchases over a period of time.  In doing so, an investor  should keep in mind,  however, that reduced front-end sales charges apply to investments of $100,000 or more in
Class A Shares,  and that Class A Shares are subject to lower  annual Rule 12b-1
Plan  expenses  than  Class B Shares and Class C Shares  and  generally  are not subject to a CDSC.

     Selling dealers have the  responsibility  of transmitting  orders promptly.
Each  Portfolio  reserves  the right to reject any order for the purchase of its shares if in the opinion of  management  such  rejection is in such  Portfolio's best interest.  If a purchase is canceled because your check is returned unpaid, you are  responsible  for any loss incurred.  A Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future  purchases in any Delaware  Investments(R)  Funds.  Each Portfolio
reserves  the right to reject  purchase  orders  paid by  third-party  checks or checks  that are not drawn on a  domestic  branch of a United  States  financial institution.  If a check drawn on a foreign  financial  institution is accepted, you may be subject  to  additional  bank  charges  for  clearance  and  currency conversion.

     Each Portfolio also reserves the right, following shareholder notification, to charge a service  fee on  accounts  that,  as a result  of  redemption,  have remained below the minimum stated account  balance for a period of

                                       43

three or more  consecutive  months.  Holders of such accounts may be notified of their  insufficient  account balance and advised that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement  by that time, the
Portfolio  will charge a $9 fee for that  quarter and each  subsequent  calendar quarter until the account is brought up to the minimum balance.  The service fee will be deducted from the account during the first week of each calendar quarter for  the  previous  quarter,  and  will  be used  to  help  defray  the  cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Portfolio also reserves the right,  upon 60 days' written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited  CDSC if he or she redeems  any  portion of his or her  account.
Accounts of certain omnibus  accounts and managed or  asset-allocation  programs may maintain  balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

     The  FINRA  has  adopted  amendments  to its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously issued for Class A Shares and Institutional  Shares of the Portfolios. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the  shareholder's  account on the books  maintained by the Transfer Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.  An
investor  will  be  permitted  to  obtain  a  certificate  in  certain   limited
circumstances that are approved by an appropriate officer of the Portfolios.  No charge is assessed by a Trust for any certificate  issued. The Portfolios do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Portfolios. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
     The  alternative  purchase  arrangements  of the Portfolio  Classes' Shares permit investors to choose the method of purchasing shares that is most suitable for their  needs  given the  amount of their  purchase,  the length of time they expect to hold their shares and other relevant  circumstances.  Investors should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to purchase either Class B or Class C Shares and have the entire  initial  purchase  amount  invested in a Portfolio  with the  investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are  redeemed  within six years of purchase, and Class C Shares are  subject to a CDSC if the shares are  redeemed  within 12 months of  purchase.  Class B and Class C Shares are each subject to annual Rule
12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the  Distributor,  dealers or others for providing  personal  service and/or  maintaining  shareholder  accounts)  of average  daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter,  be subject to Class A Shares'  annual  12b-1 Plan  expenses  of up to a maximum of 0.30% of average daily net assets of such shares.  Unlike Class B Shares,  Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will diminish over time.

                                       44

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing  Class C Shares to Class R Shares,  investors  should consider the higher  Rule 12b-1 Plan  expenses on Class C Shares.  Investors  also should consider the fact that,  like Class B Shares and Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike Class C Shares,  Class R Shares are not subject to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, a Portfolio, the Distributor and others will be paid, and in the case of Class A Shares,  from the proceeds of the front-end sales charge and
Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Portfolio Classes" in this Part B.

     Dividends,  if any, paid on Portfolio Classes and Institutional Shares will be calculated in the same manner,  at the same time and on the same day and will be in the same amount, except that the amount of 12b-1 Plan expenses relating to the Portfolio Classes will be borne exclusively by such shares. See "Determining
Offering Price and Net Asset Value" below in this Part B.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Portfolio Classes' Prospectuses,  and may include a series of purchases over a 13-month period under a Letter of Intent signed by the purchaser. See "Special
Purchase  Features - Class A Shares" below for more information on ways in which investors  can avail  themselves  of reduced  front-end  sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  In  addition,  certain  dealers who enter into an  agreement to provide extra training and information on Delaware Investments products and services and who increase  sales of Delaware  Investments(R)  Funds may receive an additional commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Portfolio Classes' Prospectuses,  for initial purchases of Class A Shares of  $1,000,000 or more, a dealer's  commission  may be paid by the Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of a Portfolio.  Financial  advisors  also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intent or pursuant to an  investor's  Right of  Accumulation.  Financial  advisors  should contact the  Distributor  concerning the  applicability

                                       45

and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares would have been  purchased at NAV without a front-end  sales charge and, as a result, the full amount of the investor's  purchase payment was invested in Portfolio shares. The Distributor previously had compensated dealers or  brokers  for  selling  Class B Shares at the time of  purchase  from its own assets in an amount equal to no more than 5% of the dollar amount purchased.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.  The  combination  of the
CDSC and the  proceeds  of the Rule  12b-1  Plan fees  makes it  possible  for a
Portfolio to sell Class B Shares without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
A  business  day is any day the New York  Stock  Exchange  ("NYSE")  is open for business (a "Business Day"). If the eighth anniversary after a purchase of Class
B Shares  falls on a  Conversion  Date,  an  investor's  Class B Shares  will be converted on that date.  If the eighth  anniversary  occurs  between  Conversion
Dates,  an  investor's  Class B Shares will be converted on the next  Conversion
Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion  Date,  that  shareholder  will have to hold
Class  B  Shares  for as  long as  three  additional  months  after  the  eighth anniversary of purchase before the shares will automatically  convert to Class A
Shares.

     Class B Shares of a Portfolio  acquired through a reinvestment of dividends will convert to the  corresponding  Class A Shares of that Portfolio (or, in the case of Delaware Group Cash Reserve,  the Delaware Cash Reserve Fund  Consultant
Class)  pro-rata  with Class B Shares of that  Portfolio  not  acquired  through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested in Portfolio shares. The Distributor  currently  compensates dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

                                       46

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange."

Plans under Rule 12b-1 for the Portfolio Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares,  the  Class B  Shares,  Class C Shares  and
Class R Shares of each Portfolio  (the "Plans").  Each Plan permits the relevant
Portfolio  to pay for certain  distribution,  promotional  and related  expenses involved in the marketing of only the Class of Shares to which the Plan applies.
The Plans do not apply to Institutional Classes. Such shares are not included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution  and  marketing  of shares of the  Institutional  Classes'  Shares.
Shareholders of the Institutional  Classes may not vote on matters affecting the
Plans.

     The Plans permit a Portfolio,  pursuant to its Distribution  Agreement,  to pay out of the assets of the Class A Shares,  Class B Shares, Class C Shares and
Class R Shares monthly fees to the  Distributor for its services and expenses in distributing  and  promoting  sales of shares of such  classes.  These  expenses include, among other things,  preparing and distributing  advertisements,  sales literature and  prospectuses  and reports used for sales purposes,  compensating sales and marketing  personnel,  and paying distribution and maintenance fees to securities  brokers and dealers who enter into agreements with the  Distributor.
The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor  for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     In addition,  absent any  applicable  fee waiver,  each  Portfolio may make payments  from  the Rule  12b-1  Plan  fees of its  respective  Portfolio  Class directly to others,  such as banks,  which aid in the  distribution of Portfolio
Class shares,  or provide  services in respect of a Portfolio  Class pursuant to service  agreements  with the Trust.  The Plan expenses  relating to Class B and
Class C Shares are used to pay the  Distributor  for  advancing  the  commission costs to dealers with respect to the initial sale of such shares.

     The  Plans  do  not  limit  fees  to  amounts  actually   expended  by  the
Distributor.  It is therefore possible that the Distributor may realize a profit in any particular  year.  However,  the Distributor  currently  expects that its distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of shares of the Portfolio  Classes.  The monthly fees paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as broker/dealers,  in excess of the amount paid on behalf of the Portfolio
Classes  would be borne by such  persons  without  any  reimbursement  from such
Portfolio Classes. Subject to seeking best price and execution, a Portfolio may, from time to time,  buy or sell  portfolio  securities  from,  or to, firms that receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved by the Trust's Board,  including a majority of the Independent Trustees who  have  no  direct  or  indirect  financial  interest  in the  Plans  and the
Distribution  Agreements,  by a vote cast in person at a meeting duly called for the  purpose  of voting on the Plans and such  Agreements.  Continuation  of the
Plans and the Distribution Agreements,  as amended, must be approved

                                       47

annually by the Trust's Board in the same manner as specified above.

     Each year, the Trust's Board must  determine  whether  continuation  of the
Plans is in the best interest of shareholders of the Portfolio  Classes and that there is a  reasonable  likelihood  of each  Plan  providing  a  benefit  to its respective  Portfolio  Class.  The Plans  and the  Distribution  Agreements,  as
amended, may be terminated with respect to a Portfolio Class at any time without penalty by a majority  of  Independent  Trustees  who have no direct or indirect financial  interest  in the  Plans  and  the  Distribution  Agreements,  or by a
majority vote of the relevant  Portfolio Class'  outstanding  voting securities.
Any amendment materially  increasing the percentage payable under the Plans must likewise  be  approved  by a  majority  vote of the  relevant  Portfolio  Class'
outstanding  voting  securities,  as well as by a majority  vote of  Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  With respect to the  Portfolios'  Class A Plans,  any material  increase in the maximum  percentage  payable  thereunder  must also be approved by a majority of the outstanding  voting  securities of the Portfolios'
respective Class B Shares.  Also, any other material amendment to the Plans must be  approved  by a  majority  vote of the  Trustees,  including  a  majority  of
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans or Distribution Agreements.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

     [To be updated:] For the fiscal year ended  September 30, 2007,  Rule 12b-1
Plan reimbursements from the Aggressive Allocation Portfolio's Class A, Class B,
Class  C and  Class  R  Shares  was:  $[_______],  $[_______],  $[_______],  and
$[_______], respectively.

----------------------- --------------------------------------------------------
                                    Aggressive Allocation Portfolio
----------------------- ------------- ------------- ------------- --------------
                          Class A       Class B       Class C        R Class
----------------------- ------------- ------------- ------------- --------------
Advertising
----------------------- ------------- ------------- ------------- --------------
Annual/Semiannual
Reports
----------------------- ------------- ------------- ------------- --------------
Broker Trails
----------------------- ------------- ------------- ------------- --------------
Broker Sales Charges
----------------------- ------------- ------------- ------------- --------------
Interest on Broker
Sales Charges
----------------------- ------------- ------------- ------------- --------------
Commissions to
Wholesalers
----------------------- ------------- ------------- ------------- --------------
Promotional-Other
----------------------- ------------- ------------- ------------- --------------
Prospectus Printing
----------------------- ------------- ------------- ------------- --------------
Wholesaler Expenses
----------------------- ------------- ------------- ------------- --------------
Total
----------------------- ------------- ------------- ------------- --------------

     The amount of  unreimbursed  expenses  incurred under the Plans and carried over for future use are  $[_______]  ([_____]% of net assets as of September 30,
2007),  $[____]  ([___]%  of net  assets as of  September  30,  2007),  $[_____]
([_____]% of net assets as of September 30, 2007), and $[_____] ([_____]% of net
assets as of September  30,  2007),  respectively,  for Class A Shares,  Class B
Shares, Class C Shares, and Class R Shares.

     [To be updated:] For the fiscal year ended  September 30, 2007,  Rule 12b-1
Plan reimbursements  from the Moderate Allocation  Portfolio's Class A, Class B,
Class  C and  Class  R  Shares  was:  $[_______],  $[_______],  $[_______],  and
$[_______], respectively.

                                       48

     The amount of  unreimbursed  expenses  incurred under the Plans and carried over for future use are  $[_______]  ([_____]% of net assets as of September 30,
2007),  $[____]  ([___]%  of net  assets as of  September  30,  2007),  $[_____]
([_____]% of net assets as of September 30, 2007), and $[_____] ([_____]% of net
assets as of September  30,  2007),  respectively,  for Class A Shares,  Class B
Shares, Class C Shares, and Class R Shares.

--------------------------------------------------------------------------------
                                      Moderate Allocation Portfolio
----------------------- ------------- -------------- ------------- -------------
                          Class A        Class B       Class C       Class R
----------------------- ------------- -------------- ------------- -------------
Advertising
----------------------- ------------- -------------- ------------- -------------
Annual/Semiannual
Reports
----------------------- ------------- -------------- ------------- -------------
Broker Trails
----------------------- ------------- -------------- ------------- -------------
Broker Sales Charges
----------------------- ------------- -------------- ------------- -------------
Interest on Broker
Sales Charges
----------------------- ------------- -------------- ------------- -------------
Commissions to
Wholesalers
----------------------- ------------- -------------- ------------- -------------
Promotional-Other
----------------------- ------------- -------------- ------------- -------------
Prospectus Printing
----------------------- ------------- -------------- ------------- -------------
Wholesaler Expenses
----------------------- ------------- -------------- ------------- -------------
Total
----------------------- ------------- -------------- ------------- -------------

     [To be updated:] For the fiscal year ended  September 30, 2007,  Rule 12b-1
Plan reimbursements from the Conservative  Allocation Portfolio's Class A, Class
B,  Class C and Class R Shares  was:  $[_______],  $[_______],  $[_______],  and
$[_______], respectively.

----------------------- --------------------------------------------------------
                                   Conservative Allocation Portfolio
----------------------- ------------- ------------- ------------- --------------
                             Class A       Class B       Class C        Class R
----------------------- ------------- ------------- ------------- --------------
Advertising
----------------------- ------------- ------------- ------------- --------------
Annual/Semiannual
Reports
----------------------- ------------- ------------- ------------- --------------
Broker Trails
----------------------- ------------- ------------- ------------- --------------
Broker Sales Charges
----------------------- ------------- ------------- ------------- --------------
Interest on Broker
Sales Charges
----------------------- ------------- ------------- ------------- --------------
Commissions to
Wholesalers
----------------------- ------------- ------------- ------------- --------------
Promotional-Other
----------------------- ------------- ------------- ------------- --------------
Prospectus Printing
----------------------- ------------- ------------- ------------- --------------
Wholesaler Expenses
----------------------- ------------- ------------- ------------- --------------
Total
----------------------- ------------- ------------- ------------- --------------

     The amount of  unreimbursed  expenses  incurred under the Plans and carried over for future use are  $[_______]  ([_____]% of net assets as of September 30,
2007),  $[____]  ([___]%  of net  assets as of  September  30,  2007),  $[_____]
([_____]% of net assets as of September 30, 2007), and $[_____] ([_____]% of net
assets as of September  30,  2007),  respectively,  for Class A Shares,  Class B
Shares, Class C Shares, and Class R Shares.

Payments to Intermediaries

     The Distributor, LFD and their affiliates may pay compensation at their own expense and not as an expense of the Portfolios,  to Financial Intermediaries in connection  with the sale or retention of Portfolio  shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but  not  limited  to,  promoting  the  sale  of  Portfolio  shares,
maintaining  share  balances  and/or  for   sub-accounting,   administrative  or
shareholder  processing  services,  marketing and educational support and ticket charges.  Such payments are in addition to any distribution  fees,  service fees and/or  transfer  agency  fees  that  may  be  payable  by the  Portfolios.  The additional payments may be based on factors,  including level of sales (based on gross or net  sales  or some  specified  minimum  sales  or some  other  similar criteria  related to sales of the  Portfolios  and/or some or all other Delaware
Investments(R) Funds), amount of assets invested by the Financial Intermediary's customers  (which could include current or aged assets of the Portfolios

                                       49

and/or  some  or all  other  Delaware  Investments(R)  Funds),  the  Portfolios'
advisory  fees,  some other agreed upon amount,  or other measures as determined from time to time by the Distributor.

     A  significant  purpose  of  these  payments  is to  increase  sales of the
Portfolios'  shares. The Portfolios'  Manager or its affiliates may benefit from the  Distributor's or LFD's payment of compensation to Financial  Intermediaries through  increased fees resulting from additional  assets  acquired  through the sale of Portfolio shares through such Financial Intermediaries.

Special Purchase Features - Class A Shares

     Buying  Class  A  Shares  at  Net  Asset  Value:  The  Portfolio   Classes'
Prospectuses  set forth the  categories  of investors  who may purchase  Class A
Shares at NAV.  This section  provides  additional  information  regarding  this privilege. The Portfolios must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Portfolio  Classes'  Prospectuses,  certain  retirement plans that contain certain legacy  retirement assets may make purchases of Class
A shares at NAV. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (i)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (ii) where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (a) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of one or more
Delaware   Investments(R)  Fund  and  any  stable  value  account  available  to investment  advisory  clients  of  the  Manager  or  its  affiliates;  or (b) is sponsored  by an employer  that has at any point after May 1, 1997 had more than
100  employees   while  such  plan  has  held  Class  A  Shares  of  a  Delaware
Investments(R) Fund and such employer has properly  represented to, and received written  confirmation  back from RFS in writing that it has the requisite number of employees.  See "Group Investment Plans" below for information  regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As disclosed in the Portfolio  Classes'  Prospectuses  certain  legacy bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware  Investments(R) Fund shares"),  as well as shares of designated classes of non- Delaware  Investments(R)  Funds ("eligible non- Delaware  Investments(R)
Fund shares"). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware  Investments(R)  and eligible non- Delaware  Investments(R)
Fund shares held by the Allied  Plan may be combined  with the dollar  amount of new purchases by that Allied Plan to obtain a reduced  front-end sales charge on additional  purchases  of eligible  Delaware  Investments(R)  Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund shares or for  eligible  non-  Delaware  Investments(R)  Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares,  both Delaware

                                       50

Investments(R) and non- Delaware Investments(R) Funds, which were not subject to a front end sales  charge,  will be subject to the  applicable  sales  charge if exchanged  for  eligible  Delaware  Investments(R)  Fund shares to which a sales charge  applies.  No sales  charge will apply if the  eligible  fund shares were previously  acquired  through the  exchange of eligible  shares on which a sales charge was already paid or through the reinvestment of dividends. See "Investing by Exchange" under "Investment Plans" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware  Investments(R)  Fund  shares in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Portfolio Classes' Prospectuses,  apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible
Delaware  Investments(R)  and  non-Delaware  Investments(R)  Fund  shares.  When eligible  Delaware  Investments(R)  Fund shares are exchanged into eligible non-
Delaware  Investments(R)  Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intent:  The reduced front-end sales charges described above with respect  to Class A Shares  are  also  applicable  to the  aggregate  amount  of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter  of  Intent  provided  by  the  Distributor  and  signed  by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month period. The Portfolios no longer accept retroactive  Letters of Intent.
The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted below, the purchaser will be asked to pay an amount equal to the difference  between the front-end  sales charge on
Class A Shares  purchased  at the reduced  rate and the  front-end  sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the  expiration of the 13-month  period,  the Transfer
Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering  price at the level  designated in their Letter of Intent) of all their shares  of the  Portfolios  and  of any  class  of  any  of the  other  Delaware
Investments(R) Funds previously purchased and still held as of the date of their
Letter of Intent  toward the  completion  of such  Letter,  except as  described below.  Those  purchasers  cannot  include shares that did not carry a front-end sales charge,  CDSC or Limited CDSC, unless the purchaser  acquired those shares through  an  exchange  from a  Delaware  Investments(R)  Fund  that did  carry a front-end  sales  charge,  CDSC or Limited  CDSC.  For purposes of satisfying an investor's  obligation  under a Letter  of  Intent,  Class B Shares  and Class C
Shares  of the  Portfolios  and the  corresponding  classes  of  shares of other
Delaware  Investments(R)  Funds which offer such shares may be  aggregated  with
Class A Shares of the  Portfolios and the  corresponding  class of shares of the other Delaware Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intent to obtain a reduced  front-end sales charge on investments of
Class A Shares made by the plan. The aggregate investment level of the Letter of
Intent will be  determined  and accepted by the  Transfer  Agent at the point of plan  establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected  investments in Delaware
Investments(R)  Funds that are offered with a front-end  sales  charge,  CDSC or
Limited CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to adjust  the  signed  Letter of Intent  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of Intent is accepted by the
Transfer Agent. If actual  investments exceed the anticipated level and equal an amount that would qualify the plan for further  discounts,  any front-end  sales charges will be  automatically  adjusted.  In the event this Letter of Intent is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without  completing  another  Letter of Intent) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated  in their  Letter of Intent) of all their  shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or

                                       51

Limited CDSC of any class.  Class B Shares and Class C Shares of the  Portfolios and other Delaware  Investments(R)  Funds which offer  corresponding  classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares and Class C Shares, as well as shares of any other class of any of the other  Delaware  Investments(R)  Funds which offer such classes  (except  shares of any Delaware  Investments(R)  Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Portfolio and/or  shares of any other of the classes  described in the  previous  sentence with a value of $40,000 and subsequently  purchases $10,000 at offering price of additional  shares of Class A Shares of the Portfolio,  the charge applicable to the  $10,000  purchase  would  currently  be  4.75%.  For  the  purpose  of this calculation,  the shares  presently held shall be valued at the public  offering
price  that  would   have  been  in  effect  had  the  shares   been   purchased
simultaneously with the current purchase. Investors should refer to the table of sales  charges  for Class A Shares in the  Portfolio  Classes'  Prospectuses  to
determine the  applicability  of the Right of Accumulation  to their  particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares (and of the Institutional  Class Shares of the Portfolios  holding shares which  were  acquired  through  an  exchange  from  one  of the  other  Delaware
Investments(R)  Funds  offered  with a front-end  sales  charge) who redeem such shares  have one year from the date of  redemption  to  reinvest  all or part of their  redemption  proceeds in the same Class of the  Portfolios  or in the same
Class of any of the other Delaware  Investments(R) Funds. In the case of Class A
Shares,  the  reinvestment  will not be assessed a front-end sales charge and in the case of Class B Shares,  the  amount of the CDSC  previously  charged on the redemption  will be  reimbursed by the  Distributor.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase requirements and must be in states  where  shares of such  other  funds  may be sold.  This  reinvestment privilege  does not extend to Class A Shares where the  redemption of the shares triggered the payment of a Limited CDSC. Persons investing  redemption  proceeds from direct investments in the Delaware  Investments(R) Funds, offered without a front-end sales charge will be required to pay the applicable  sales charge when purchasing  Class A Shares.  The  reinvestment  privilege  does not  extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemption,  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Portfolio's  shares.  Consequently,  an investor should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment is intended to

                                       52

be made before investing or sending money. The prospectus contains more complete information  about the  Delaware  Investments(R)  Fund,  including  charges  and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which also serves as the  Portfolios'  shareholder  servicing  agent,  about the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group  Investment Plans that are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Portfolio Classes' Prospectuses, based on total plan assets. If a company has more than one plan  investing  in Delaware  Investments(R)  Funds,  then the total amount  invested in all plans would be used in determining  the applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the  Portfolios  at the  time of  each  such purchase.  Employees  participating  in such  Group  Investment  Plans  may also combine  the  investments  made in  their  plan  account  when  determining  the applicable  front-end  sales  charge on  purchases  to  non-retirement  Delaware
Investments  investment  accounts if they so notify the  Portfolio in which they are investing in connection with each purchase.  See  "Retirement  Plans for the
Portfolio   Classes"  under  "Investment  Plans"  below  for  information  about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on Delaware  Investments'  retirement  recordkeeping  system that are offering Class R Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of each  Portfolio  is  generally  available  for purchase only by: (i) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities  business and rollover  individual  retirement  accounts from such plans;  (ii) tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  managers  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the manager for investment purposes, but only if the manager is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  (vi) certain plans  qualified under Section 529 of the Code for which the Funds'  Manager,  Distributor  or one or more of their  affiliates
provide  recordkeeping,   administrative,   investment  management,   marketing,
distribution  or similar  services  ("Eligible  529 Plans");  and (vii) programs sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

                                       53

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will  be  automatically  reinvested  in  additional  shares  of  the  respective
Portfolio  Class in which an investor has an account (based on the NAV in effect on the reinvestment  date) and will be credited to the shareholder's  account on that date.  All  dividends  and  distributions  of the  Institutional  Class are reinvested  in the  accounts of the holders of such shares  (based on the NAV in effect on the  reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities profits, if any,  will be mailed to  shareholders  in the first  quarter of the next  fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Portfolio  in which shares are being  purchased.  Such purchases,  which must meet the minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares, Class C Shares, Class R Shares and Institutional Class Shares at NAV, at
the end of the day of receipt.  A  reinvestment  plan may be  terminated  at any time.  This plan does not assure a profit or protect  against  depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements
and  the  limitations  set  forth  below,   holders  of  Portfolio  Classes  may
automatically  reinvest  dividends  and/or  distributions  in any  of the  other
Delaware  Investments(R) Funds, including the Portfolios,  in states where their shares may be sold. Such  investments will be at NAV at the close of business on the  reinvestment  date without any  front-end  sales charge or service fee. The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following limitations,  dividends, and/or distributions from other Delaware Investments(R) Funds may be invested in shares of the Portfolios, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares,  dividends  from Class B Shares may only be directed  to other  Class B Shares,  dividends  from  Class C Shares may only be directed  to other  Class C Shares,  dividends  from  Class R Shares may only be directed to other Class R. Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments(R)  Fund in which  their  investments  are held:  SAR/SEP,  SEP/IRA,
SIMPLE IRA,  SIMPLE 401(k),  Profit  Sharing and Money  Purchase  Pension Plans,
401(k) Defined  Contribution  Plans,  or 403(b)(7) or 457 Deferred  Compensation
Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the Portfolios. If you wish to open an account by exchange, call the Shareholder
Service Center at 800 523-1918 for more  information.  All exchanges are subject to  the  eligibility  and  minimum  purchase  requirements  and  any  additional limitations  set forth in the  Portfolios'  Prospectuses.  See  "Redemption  and
Exchange"  below  for  more  complete   information   concerning  your  exchange
privileges.

                                       54

Investing by Electronic Fund Transfer
     Direct Deposit  Purchase Plan:  Investors may arrange for the Portfolios to accept for investment in the Portfolio  Classes' Shares,  through an agent bank,
pre-authorized   government  or  private  recurring  payments.  This  method  of investment  assures the timely credit to the  shareholder's  account of payments such as social security,  veterans'  pension or compensation  benefits,  federal salaries,  railroad retirement benefits,  private payroll checks, dividends, and disability or pension fund  benefits.  It also  eliminates the  possibility  and inconvenience of lost, stolen and delayed checks.

     Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares
may make automatic investments by authorizing,  in advance, monthly or quarterly payments  directly from their checking  account for deposit into their Portfolio account.  This type of  investment  will be handled  in either of the  following ways:  (i) if the  shareholder's  bank is a  member  of the  National  Automated
Clearing House Association ("NACHA"), the amount of the periodic investment will be  electronically  deducted from his or her checking account by Electronic Fund
Transfer  ("EFT") and such  checking  account will  reflect a debit  although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member  of NACHA,  deductions  will be made by  pre-authorized  checks, known as Depository  Transfer  Checks.  Should the  shareholder's  bank become a member  of  NACHA  in the  future,  his  or her  investments  would  be  handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Portfolios  from the federal  government or its agencies on behalf of a shareholder may be credited to the shareholder's  account after such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Portfolios may liquidate  sufficient shares from a shareholder's  account to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Portfolios.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their  Portfolio  accounts.  The Portfolios  will accept these  investments,  such as bank-by-phone,  annuity payments and payroll allotments,  by mail directly  from the third party.  Investors  should  contact their employers or financial  institutions  who in turn should contact the Trust for proper instructions.

                                       55

MoneyLine(SM) On Demand
     You or your investment  dealer may request purchases of Portfolio shares by phone using MoneyLine(SM) On Demand. When you authorize the Portfolios to accept such requests from you or your investment  dealer,  funds will be withdrawn from
(for share  purchases) your  pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four Business Days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address  are not  identical  to the name and address on your  Portfolio account, you must have your signature guaranteed. The Portfolios do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the Wealth  Builder Option to invest in the Portfolio
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R) Funds.  Shareholders of the Portfolio Classes may elect to invest in one or more of the other Delaware  Investments(R) Funds through the
Wealth Builder Option. If, in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject to the conditions and  limitations  set forth in the Portfolio  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  Business  Day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7),  or 457 Plans.  This  option also is not available to shareholders of the Institutional Classes.

Asset Planner
     The  Portfolios  previously  offered  the Asset  Planner  asset  allocation service.  This service is no longer offered for the Portfolios.  Please call the
Shareholder  Service Center at 800 523-1918 if you have any questions  regarding this service.

Retirement Plans for the Portfolio Classes
     An investment in the Portfolios may be suitable for tax-deferred retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Portfolios  may be suitable  for use in  Coverdell  Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including  applications,  contact your financial adviser or the Distributor.  To determine  whether

                                       56

the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     The CDSC may be waived on certain redemptions of Class B Shares and Class C
Shares. See the Portfolio  Classes'  Prospectuses for a list of the instances in which the CDSC is waived.

     Purchases  of  Class C  Shares  must  be in an  amount  that  is less  than
$1,000,000 for such plans.  The maximum purchase  limitations  apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees, and/or other administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares. See the Portfolios'  Institutional  Shares  Prospectuses for information about the availability of Institutional Class Shares. For additional information on any of the plans and  Delaware  Investments'  retirement  services,  call the
Shareholder Service Center at 800 523-1918.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering  price next  calculated  after receipt of the order by the  Portfolios, their  agent or certain  other  authorized  persons.  Orders for  purchases  and redemptions of Class B Shares,  Class C Shares, Class R Shares and Institutional
Class Shares are effected at the NAV per share next calculated  after receipt of the order by the Portfolios,  their agent or certain other  authorized  persons.
See "Distributor"  under "Investment Manager and Other Service Providers" above.
Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day, Martin Luther King,  Jr.'s Birthday,  President's
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving and
Christmas.  The time at which transactions and shares are priced and the time by which  orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When
the  NYSE  is  closed,   the  Portfolios  will  generally  be  closed,   pricing
calculations  will not be made and  purchase and  redemption  orders will not be processed.

     The NAV per share for each share class of each  Portfolio is  calculated by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Portfolio's total net assets,  portfolio  securities  primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange,  unless such closing prices are determined to be not readily  available  pursuant to the  Portfolios'
pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are  reported,  at the mean between bid and asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on

                                       57

a  particular  day,  over-the-counter  securities,  and  government  and  agency securities  are valued at the mean value  between  bid and asked  prices.  Money market  instruments  having  a  maturity  of less  than 60 days  are  valued  at amortized cost, which  approximates  market value.  Debt securities  (other than short-term  obligations)  are valued on the basis of  valuations  provided  by a pricing  service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Use of a pricing service has been approved by the
Board.  Prices  provided  by a pricing  service  take into  account  appropriate factors such as  institutional  trading in similar groups of securities,  yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Subject to the foregoing,  securities for which market  quotations are not  readily  available  and  other  assets  are  valued  at fair  value  as determined in good faith and in a method  approved by the Board. To the extent a portion  of  a  Portfolio's  assets  are  invested  in  other  mutual  funds,  a
Portfolio's NAV is calculated based upon the NAVs of the mutual funds in which a
Portfolio  invests.   The  prospectuses  for  these  mutual  funds  explain  the circumstances  under  which they will use fair value  pricing  and the effect of using fair value pricing.

     Each Class of a Portfolio will bear,  pro-rata,  all of the common expenses of that  Portfolio.  The  NAVs of all  outstanding  shares  of each  Class  of a
Portfolio will be computed on a pro-rata basis for each outstanding  share based on the proportionate participation in that Portfolio represented by the value of shares of that Class.  All income  earned and expenses  incurred by a Portfolio, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class'  percentage in that Portfolio  represented by the value of shares of such  Classes,  except  that  Institutional  Classes  will not  incur any of the expenses  under the Trust's Rule 12b-1 Plans,  while the Portfolio  Classes will bear the Rule 12b-1 Plan expenses payable under their  respective  Plans. Due to the  specific  distribution  expenses  and other costs that will be allocable to each Class, the NAV of each Class of a Portfolio will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a  Portfolio  receives  your  request in good order,  subject, in the case of a redemption,  to any applicable CDSC or Limited
CDSC. For example,  redemption or exchange requests received in good order after the time the offering price and NAV of shares are  determined  will be processed on the next  Business  Day.  See the  Portfolios'  Prospectuses.  A  shareholder submitting  a redemption  request may indicate  that he or she wishes to receive redemption  proceeds of a specific dollar amount. In the case of such a request, and in the  case  of  certain  redemptions  from  retirement  plan  accounts,  a
Portfolio  will redeem the number of shares  necessary to deduct the  applicable
CDSC in the case of Class B Shares and Class C Shares,  and, if applicable,  the
Limited  CDSC in the case of Class A Shares  and tender to the  shareholder  the requested  amount,  assuming the  shareholder  holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable  CDSC or  Limited  CDSC.  Redemption  proceeds  will  be  distributed promptly,  as described  below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments(R) Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918.  The  Portfolios  may  suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders for the  repurchase  of Portfolio  shares which are submitted to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited

                                       58

CDSC),  if the  repurchase  order was  received  by the  broker/dealer  from the shareholder  prior to the time the offering price and NAV are determined on such day. The selling dealer has the  responsibility  of  transmitting  orders to the
Distributor promptly. Such repurchase is then settled as an ordinary transaction with  the  broker/dealer  (who may make a  charge  to the  shareholder  for this service) delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next Business
Day, but in no case later than seven days, after receipt of a redemption request in good order by either  Portfolio  or certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Portfolios  will process written and telephone  redemption  requests to the extent that the purchase  orders for the shares being  redeemed have already settled.  The Portfolios will honor redemption requests as to shares for which a check was  tendered as  payment,  but the  Portfolios  will not mail or wire the proceeds  until  they are  reasonably  satisfied  that the  purchase  check  has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase  shares by wiring Federal Funds.  Each Portfolio reserves the right to reject a written or telephone  redemption request or delay payment  of  redemption  proceeds  if  there  has been a  recent  change  to the shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Portfolios will automatically  redeem from the shareholder's  account the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Portfolios or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists  as a  result  of  which  disposal  by the  Portfolios  of securities  owned by them is not reasonably  practical,  or it is not reasonably practical for the Portfolios  fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the
Portfolios  may  postpone   payment  or  suspend  the  right  of  redemption  or
repurchase.  In such  cases,  the  shareholder  may  withdraw  the  request  for redemption  or leave it  standing as a request  for  redemption  at the NAV next determined after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1.00% of the NAV of such  Portfolio  during  any
90-day period for any one shareholder.

     The value of each  Portfolio's  investments  is subject to changing  market prices.  Thus, a  shareholder  redeeming  shares of the  Portfolios  may sustain either a gain or loss,  depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Portfolio Classes' Prospectuses. Except for the applicable CDSC or Limited CDSC and,  with respect to the  expedited  payment by wire  described below  for  which,  in the case of the  Portfolio  Classes,  there may be a bank wiring  cost,  neither  the  Portfolios  nor the  Distributor  charge  a fee for redemptions  or  repurchases,  but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a

                                       59

CDSC  that  might  otherwise  be due upon  redemption  of the  Original  Shares.
However,  such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Portfolio from which  the  Original  Shares  were  exchanged.  In the case of  Class B  Shares, shareholders  will also  continue  to be  subject  to the  automatic  conversion schedule of the  Original  Shares as described in this Part B. In an exchange of
Class B Shares,  the  Portfolio's  CDSC  schedule  may be  higher  than the CDSC schedule  relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New
Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B
Shares, the automatic  conversion  schedule of the Original Shares may be longer than  that of the New  Shares.  Consequently,  an  investment  in New  Shares by exchange  may subject an investor  to the higher Rule 12b-1 fees  applicable  to
Class B Shares for a longer period of time than if the  investment in New Shares were made directly.

     Holders of Class A Shares of the  Portfolios  may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other
Class A Shares,  but may not  exchange  their Class A Shares for Class B Shares,
Class C Shares or Class R Shares  of the  Portfolios  or of any  other  Delaware
Investments(R)  Fund. Holders of Class B Shares are permitted to exchange all or part of their  Class B  Shares  only  into  Class B  Shares  of  other  Delaware
Investments(R) Funds. Similarly, holders of Class C Shares of the Portfolios are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares of any other  Delaware  Investments(R)  Fund.  Class B Shares and Class C
Shares of the  Portfolios  acquired by exchange  will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from  which the  exchange  is made.  The  holding  period of Class B Shares acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Portfolios.  Holders of Class R Shares of the Portfolios are permitted to exchange  all or part of their  Class R Shares only into Class R Shares of other
Delaware  Investments(R)  Funds or, if Class R Shares  are not  available  for a particular fund, into the Class A Shares of such Portfolio.

     Permissible  exchanges into Class A Shares of the  Portfolios  will be made without a front-end  sales charge,  except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Portfolio  also  reserves the right to refuse the purchase side of an exchange  request by any person,  or group if, in the  Manager's  judgment,  the
Portfolio  would  be  unable  to  invest  effectively  in  accordance  with  its investment  objectives and policies, or would otherwise potentially be adversely affected.  A shareholder's  purchase exchanges may be restricted or refused if a
Portfolio  receives or anticipates  simultaneous  orders  affecting  significant portions of the Portfolio's assets.

     The Portfolios  discourage  purchases by market timers and purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market timers may be rejected. The Portfolios will consider anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments(R)  Fund  followed  quickly  by  redemptions  out of  that
Portfolio.  A short-term  roundtrip is any redemption of Portfolio shares within
20 Business Days of a purchase of that Portfolio's  shares. If you make a second such  short-term  roundtrip  in a Delaware  Investments(R)  Fund within the same calendar quarter of a previous short-term  roundtrip in that Portfolio,  you may be considered a market timer.  The purchase and sale of Portfolio shares through the use of the  exchange  privilege  are also  included in  determining  whether market timing has occurred.  The  Portfolios  also reserve the right to consider other trading patterns as market timing.

     Your ability to use the  Portfolios'  exchange  privilege may be limited if you are  identified as a market timer.  If you are identified as a market timer, we will execute the  redemption  side of your exchange  order but may refuse the purchase side of your exchange order.

                                       60

Written Redemption
     You can  write to the  Portfolios  at P.O.  Box  219656,  Kansas  City,  MO
64121-9656  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the  Portfolios  require a signature by all owners of the account and a signature  guarantee for each owner. A signature guarantee can be obtained from a commercial  bank, a trust company or a member of a Securities
Transfer  Association  Medallion Program ("STAMP").  Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible  institution based on its  creditworthiness.  The Portfolios may require further documentation from
corporations,   executors,   retirement  plans,   administrators,   trustees  or
guardians.

     Payment is  normally  mailed the next  Business  Day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also write to the Portfolios  (at P.O. Box 219656,  Kansas City, MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless  you notify the  Portfolios  in which you have your  account in writing  that you do not wish to have such  services  available  with respect to your account. Each Portfolio reserves the right to modify,  terminate or suspend these  procedures  upon 60  days'  written  notice  to  shareholders.  It may be difficult to reach the  Portfolios  by telephone  during  periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The  Portfolios  and  their  Transfer  Agent  are not  responsible  for any shareholder  loss incurred in acting upon written or telephone  instructions for redemption or exchange of Portfolio  shares which are reasonably  believed to be genuine. With respect to such telephone transactions, the Portfolios will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal  identification) as, if it does not, such  Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent  transactions.  Telephone instructions received by the Portfolio  Classes are generally tape recorded,  and a written  confirmation will  be  provided  for  all  purchase,  exchange  and  redemption  transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior  receipt of a  prospectus  for the fund into  which your  shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check. You should authorize this service when you

                                       61

open your account.  If you change your  pre-designated  bank  account,  you must complete an  authorization  form and have your  signature  guaranteed.  For your protection,  your  authorization  must be on file.  If you request a wire,  your funds will  normally be sent the next Business Day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve
System,  there  could  be  a  delay  in  the  crediting  of  the  funds  to  the shareholder's bank account. A bank wire fee may be deducted from Portfolio Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after  receipt of your  redemption  request to your  pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account.  Simply call the Shareholder Service Center at
800 523-1918  prior to the time the offering  price and NAV are  determined,  as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other  Delaware  Investments(R)  Funds under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements of the Portfolios,  as described above.  Telephone exchanges may be subject to limitations as to amount or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer Agent and each  Portfolio  reserve the right to  record  exchange  instructions  received  by  telephone  and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your  investment  dealer may request  redemptions of Portfolio Class shares by phone using MoneyLine(SM) On Demand. When you authorize the Portfolios to accept  such  requests  from you or your  investment  dealer,  funds  will be deposited to your  pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m.,  Eastern time.  There is a $25 minimum and $100,000 maximum limit for  MoneyLine(SM) On Demand  transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders of the Portfolio Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Portfolios  do not  recommend any specific  amount of  withdrawal.  This is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

                                       62

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through  a  periodic  investment  program  in the  Portfolios  must be terminated  before a Systematic  Withdrawal Plan with respect to such shares can take effect,  except if the  shareholder is a participant  in a retirement  plan
offering   Delaware   Investments(R)   Funds  or  is   investing   in   Delaware
Investments(R)  Funds which do not carry a sales charge.  Redemptions of Class A
Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer's  commission has been paid on that purchase.  The  applicable  Limited CDSC for Class A Shares and CDSC for Class B
and C Shares  redeemed  via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC,  including an assessment for previously redeemed amounts under the Plan.  Whether a waiver  of the CDSC is  available  or not,  the first shares to be redeemed for each Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either  satisfied  the required  holding period or were  acquired  through the  reinvestment  of  distributions.  See the
Portfolio Classes' Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible guarantor institution. Each Portfolio reserves the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative, you may elect to have your payments transferred from your Portfolio account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four Business  Days after the payment date.  There are no separate fees for this redemption  method. It may take up to four Business Days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Portfolio account,  you must have your signature  guaranteed.  The Portfolios do not charge a fee for this  service;  however,  your bank may charge a fee.  This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

                                       63

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited  CDSC and an exchange of such Class A Shares into another
Delaware Investments(R) Fund will not trigger the imposition of the Limited CDSC at the time of such  exchange.  The period a shareholder  owns shares into which
Class A Shares are exchanged will count towards  satisfying the two-year holding period.  The Limited  CDSC is assessed if such two year period is not  satisfied irrespective  of whether  the  redemption  triggering  its payment is of Class A
Shares of the Portfolios or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Portfolio  Classes'  Prospectuses for instances in which the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

     As disclosed in the Portfolio  Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  assets may redeem shares  without  paying a
CDSC. The following plans may redeem shares without paying a CDSC:

     o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement plan alliance program that required  shares to be available at NAV and RFS served as the  sponsor of the  alliance  program or had a product  participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

     o    The redemption  must be made by any group  retirement  plan (excluding defined  benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program,  provided that (i) RFS was the sponsor of the alliance  program or had a product participation  agreement with the sponsor of the alliance  program and
          (ii)  RFS  provided  fully  bundled   retirement   plan  services  and
          maintained  participant  records  on  its  proprietary   recordkeeping
          system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
     The Portfolios will normally make payments from net investment  income,  if any,  on an annual  basis,  usually  in  December.  Payments  from net  realized securities  profits  of a  Portfolio,  if  any,  will  normally  be  distributed annually, usually in December.

     Each  Class of shares of a  Portfolio  will  share  proportionately  in the investment  income and expenses of that  Portfolio,  except that Class A Shares,
Class B Shares,  Class C Shares and Class R Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends are  automatically  reinvested  in additional  shares of the same
Class  of the  respective  Portfolio  at NAV,  unless  an  election  to  receive dividends  in cash has been  made.  Payment  by  check  of cash  dividends  will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash.  If such a  shareholder's dividends  increase to greater than $1.00, the shareholder  would have to file a new  election  in  order  to  begin  receiving  dividends  in cash  again.  If a shareholder redeems an entire account,  all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular  monthly dividend  period,  consistent  with the payment and mailing  schedule  described above.

                                       64

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the U.S. Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current
NAV and the dividend  option may be changed  from cash to reinvest.  A Portfolio may deduct from a  shareholder's  account the costs of a  Portfolio's  effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or a  Portfolio  is  otherwise  unable to locate the  shareholder  or verify the shareholder's  mailing  address.  These  costs may include a  percentage  of the account when a search  company  charges a  percentage  fee in exchange for their location services.

TAXES
     Distributions  of Net  Investment  Income.  The  Portfolios  receive income generally  in the  form of  dividends  and  interest  on  their  investments  in portfolio  securities and dividends from the underlying funds. This income, less expenses  incurred  in  the  operation  of  a  Portfolio,  constitutes  its  net investment  income from which dividends may be paid to you. If you are a taxable investor,  any  distributions  by a  Portfolio  from  such  income  (other  than qualified  dividends)  will be  taxable  to you at  ordinary  income  tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital  Gains.  A Portfolio may derive  capital gain and loss in connection with sales or other dispositions of its portfolio  securities and from the underlying funds,  including from a sale of shares of an underlying fund.  Distributions derived from the excess of net short-term capital gain over net  long-term  capital  loss  will  be  taxable  to  you  as  ordinary  income.
Distributions  paid  from the  excess  of net  long-term  capital  gain over net short-term  capital  loss will be  taxable  to you as  long-term  capital  gain, regardless  of how long you have held  your  shares  in the  Portfolio.  Any net short-term or long-term capital gain realized by a Portfolio (net of any capital loss  carryovers)  generally  will be  distributed  once  each  year  and may be distributed  more  frequently,  if  necessary  in order to reduce  or  eliminate federal excise or income taxes on the Portfolio.

     Returns of  Capital.  If a  Portfolio's  distributions  exceed its  taxable income and capital gains realized during a taxable year, all or a portion of the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in the Portfolio and result in a higher  reported  capital gain or lower  reported  capital loss when those shares on which the  distribution  was  received  are sold.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of Foreign  Withholding  Taxes.  The  underlying  funds in which the
Portfolios  invest may be subject to foreign  withholding  taxes on income  from
certain  foreign   securities.   This,  in  turn,  could  reduce  a  Portfolio's
distributions paid to you.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary  income by an  underlying  fund.  Similarly,  foreign  exchange  losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed to a Portfolio,  and, in turn, to you, are taxable to you as ordinary  income,  and any losses reduce an underlying  fund's ordinary income  otherwise  available for  distribution to a Portfolio,  and, in turn, to you. This treatment  could increase or decrease a Portfolio's  ordinary income  distributions  to you,  and  may  cause  some or all of the  Portfolio's previously distributed income to be classified as a return of capital.

     PFIC  securities.  The underlying funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign  investment companies  ("PFICs").  When investing in PFIC  securities,  the underlying funds intend to mark-to-market  these securities and recognize any gains at the end of their fiscal and excise (described  below) tax years.  Deductions for losses are allowable  only to the extent of any  current or  previously  recognized  gains.
These gains (reduced by allowable losses) are treated as ordinary income that an underlying  fund,  and, in turn, a Portfolio,  is required to  distribute,  even though the underlying fund has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a

                                       65

Portfolio.  In  addition,  if an  underlying  fund  is  unable  to  identify  an investment  as a PFIC and thus  does not  make a  mark-to-market  election,  the underlying  fund may be subject to U.S.  federal  income tax on a portion of any
"excess  distribution"  or gain from the disposition of such shares even if such income is  distributed  as a taxable  dividend  to a  Portfolio,  and,  in turn, distributed  to  Portfolio  shareholders.  Additional  charges  in the nature of interest  may be imposed on an  underlying  fund in  respect of  deferred  taxes arising from such  distributions  or gains.  Any such taxes or interest  charges could, in turn, reduce a Portfolio's distributions paid to you.

     Information  on  the  Amount  and  Tax  Character  of  Distributions.   The
Portfolios will inform you of the amount and character of your  distributions at the  time  they  are  paid,  and  will  advise  you of the  tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar  year.  If you  have not  held  Portfolio  shares  for a full  year,  a
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends  or  capital  gains,  and in the case of  non-U.S.  shareholders,  the
Portfolio may further designate and distribute as interest-related dividends and short-term  capital gain dividends,  a percentage of income that is not equal to the actual amount of such income earned during the period of your  investment in the  Portfolio.  Taxable  distributions  declared by a Portfolio  in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company.  Each Portfolio has
elected,  or intends to elect, to be treated as a regulated  investment  company under  Subchapter  M of the Code and  intends to so qualify  during the  current fiscal year. As regulated investment companies,  the Portfolios generally pay no federal  income tax on the income and gains they  distribute  to you.  The Board reserves the right not to distribute a Portfolio's net long-term capital gain or not to  maintain  the  qualification  of a Portfolio  as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term  capital gain is retained,  a Portfolio would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the  Portfolio.  If a Portfolio  fails to qualify as a regulated  investment  company,  the Portfolio  would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions to you will be taxed as dividend income to the extent of such
Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Portfolio must meet certain specific requirements, including:

     (i) A  Portfolio  must  maintain a  diversified  portfolio  of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) A  Portfolio  must  derive  at  least  90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Portfolio must  distribute to its  shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution Requirements.  As a regulated investment company, a
Portfolio  is required  to  distribute  its income and gains on a calendar  year basis, regardless of the Portfolio's fiscal year end as follows:

     Required distributions.  To avoid federal excise taxes, the Code requires a
Portfolio to distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Portfolio intends to declare and pay

                                       66

these  distributions  in December (or to pay them in January,  in which case you must treat them as received in  December)  but can give no  assurances  that its distributions will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year.  Accordingly,  a Portfolio is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of September 30 ( "post-October loss") as occurring on the first day of the following tax year beginning October 1.

     Sales,  Exchanges and Redemption of Portfolio Shares. Sales,  exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes.  If you redeem your Portfolio shares the Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Deferral of basis -- A Shares only.  In reporting  gain or loss on the sale of your Portfolio shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your original purchase of Portfolio shares,  you received a  reinvestment  right  (the  right to  reinvest  your sales proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds  in the  Portfolio  or in another  Portfolio  of the Trust,  and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Portfolio. To the extent a Portfolio invests indirectly in these U.S. government obligations  by investing in an  underlying  fund that holds these  obligations, dividends  derived from interest on these  obligations  is unlikely to be exempt from state and local  income tax.  Income on  investments  by a Portfolio  or an underlying  fund in certain other  obligations,  such as  repurchase  agreements collateralized  by U.S.  government  obligations,  commercial  paper and federal agency-backed  obligations (e.g., GNMA or Federal National Mortgage  Association
("FNMA")  obligations),  generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term  capital  gain rates.  This reduced rate  generally is available  for  dividends  paid  by a  Portfolio  out  of  dividends  earned  an underlying  fund's  investment in stocks of domestic  corporations and qualified foreign corporations.

                                       67

     Both an  underlying  fund and the  investor  (as well as a  Portfolio  with respect to the shares of an underlying  fund) must meet certain  holding  period requirements to qualify Portfolio dividends for this treatment. Specifically, an underlying  fund must hold the stock  for at least 61 days  during  the  121-day period  beginning  60 days  before  the stock  becomes  ex-dividend.  Similarly, investors  must hold  their  Portfolio  shares  for at least 61 days  during the
121-day  period  beginning  60  days  before  the  Portfolio  distribution  goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend  on which the  purchaser  of stock is not  entitled  to  receive  the dividend  payment.  When  counting  the  number of days you held your  Portfolio shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year,  each  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio's income is from qualified sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders,
a  portion  of  the   dividends   paid  by  a  Portfolio  may  qualify  for  the
dividends-received  deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated  each year in a notice mailed to the Portfolio's shareholders, and cannot exceed the gross amount of dividends received, directly and indirectly from the underlying  funds in which the Portfolio  invests,  from
domestic   (U.S.)    corporations    that   would   have   qualified   for   the
dividends-received deduction in the hands of the Portfolio (or underlying fund), if it was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the deduction.  The amount that an underlying  fund or the
Portfolio may designate as eligible for the dividends-received deduction will be reduced  or  eliminated  if the  shares  on which  the  dividends  earned by the underlying fund or Portfolio were  debt-financed or held for less than a minimum period of time,  generally  46 days  during a 91-day  period  beginning  45 days before the stock becomes  ex-dividend.  Similarly,  if your Portfolio shares are
debt-financed   or  held  by  you  for  less  than  a  46-day  period  then  the dividends-received  deduction for Portfolio dividends on your shares may also be reduced  or  eliminated.  Even  if  designated  as  dividends  eligible  for the dividends-received  deduction,  all dividends  (including any deducted  portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.  The  underlying  funds in  which  the
Portfolios  invest  may invest in  complex  securities  that could be subject to numerous  special  and  complex tax rules.  These  rules  could  accelerate  the recognition  of income by an  underlying  fund,  and,  in turn,  by a  Portfolio
(possibly  causing the underlying  fund to sell securities to raise the cash for necessary distributions) and/or defer a underlying fund's ability to recognize a loss, and, in limited cases,  subject an underlying fund to U.S.  federal income tax on income from certain foreign securities or from mortgage pooling vehicles.
These rules could also affect  whether gain or loss  recognized by an underlying fund,  and, in turn,  by a Portfolio,  is treated as ordinary or capital,  or as interest or dividend income.  These rules could,  therefore,  affect the amount, timing  or  character  of the  income  distributed  by an  underlying  fund to a
Portfolio, and, in turn, to you. For example:

     Securities  purchased  at  discount.  Certain of the  underlying  funds are permitted to invest in  securities  issued or purchased at a discount that could require it to accrue and  distribute  income not yet received.  If it invests in these

                                       68

securities,  an  underlying  fund could be  required to sell  securities  in its portfolio  that it otherwise  might have  continued to hold in order to generate sufficient cash to make these distributions.

     Derivatives.  Certain of the  underlying  funds are  permitted to invest in options,  futures, forwards or foreign currency contracts. If an underlying fund makes these investments,  it could be required to mark-to-market these contracts and realize any  unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under these rules,  gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term  gains or losses,  but gains or losses on certain foreign  currency  contracts would be treated as ordinary  income or losses.  In determining its net income for excise tax purposes,  an underlying fund also would be required to mark-to-market these contracts  annually as of October 31 (for  capital  gain net income and ordinary income  arising from certain  foreign  currency  contracts),  and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. An underlying fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive  sale" of an "appreciated  financial  position," causing it to realize gain, but not loss, on the position.  Additionally, an underlying fund's entry into securities  lending  transactions  may cause the  replacement  income earned on the loaned  securities to fall outside of the  definition of qualified dividend  income.  This  replacement  income  generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax  straddles.  An  underlying  fund's  investment  in  options,  futures, forwards,  or foreign  currency  contracts in  connection  with certain  hedging transactions could cause it to hold offsetting  positions in securities.  If the underlying  fund's  risk of loss with  respect  to  specific  securities  in its
portfolio  is  substantially   diminished  by  the  fact  that  it  holds  other
securities,  the  underlying  fund  could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Credit default swap  agreements.  An underlying  fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that  provide  for  contingent  nonperiodic  payments  of  this  type  are  in a developing  stage and are not entirely  clear in certain  aspects.  Accordingly, while the underlying  funds intend to account for such  transactions in a manner deemed  to be  appropriate,  the  IRS  might  not  accept  such  treatment.  The
underlying  funds  intend  to  monitor   developments  in  this  area.   Certain
requirements  that must be met under the Code in order for an underlying fund to qualify  as a  regulated  investment  company  may limit the extent to which the underlying fund will be able to engage in credit default swap agreements.

     Excess inclusion income.  Income received by an underlying fund from equity interests of certain  mortgage pooling  vehicles,  either directly or through an investment in a real estate  investment trust ("REIT") that holds such interests or  qualifies  as a taxable  mortgage  pool,  is treated  as  "excess  inclusion income." The  underlying  fund must pay the tax on its excess  inclusion  income that is allocable to "disqualified  organizations,"  which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income. To the extent that the underlying fund's  shares,  and, in turn, a  Portfolio's  shares,  owned by a  disqualified organization  are held in record name by a broker/dealer  or other nominee,  the underlying  fund, and, in turn, the Portfolio must inform the  broker/dealer  or other  nominee  of the  excess  inclusion  income  allocable  to  them  and  the broker/dealer  or  other  nominee  must  pay  the  tax  on  the  portion  of the
Portfolio's  excess  inclusion  income  allocable  to  them  on  behalf  of  the disqualified organizations. The taxable income of a Portfolio shareholder can in no event be less that the sum of the excess  inclusion  income allocated to that shareholder.  Excess  inclusion  income  may not be  offset  with net  operating losses,  represents  unrelated  business  taxable  income  in  the  hands  of  a tax-exempt shareholder that is not a disqualified  organization,  and is subject to withholding  tax, without regard to otherwise  applicable  exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a
U.S. person.

     Investments in securities of uncertain tax character.  The underlying funds may invest in securities the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization  by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment

                                       69

expected by an  underlying  fund,  it could  affect the timing or  character  of income  recognized by the  underlying  fund,  requiring the  underlying  fund to purchase or sell  securities,  or otherwise  change its  portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the
Code.

     Backup Withholding.  By law, each Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:
     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Portfolio  also must  withhold  if the IRS  instructs  it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. Investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by a Portfolio,  subject to certain  exemptions for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends  paid by a Portfolio from either  long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Also,  interest-related  dividends  paid by a
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio,  or an underlying fund as the case may be, is a 10-percent  shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.
On any payment  date,  the amount of an income  dividend that is designated by a
Portfolio  as an  interest-related  dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Portfolio's  qualified interest income for its entire fiscal year, which can only be  determined  with  exactness at fiscal year end. As a  consequence,  the
Portfolio may over withhold a small amount of U.S. tax from a dividend  payment.
In this case,  the  non-U.S.  investor's  only  recourse  may be to either forgo recovery  of the  excess  withholding,  or to file a United  States  nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for a Portfolio to designate,  and the Portfolios
reserve  the  right  in  these  cases  to  not   designate,   small  amounts  of
interest-related   or  short-term  capital  gain  dividends.   Additionally,   a
Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational  constraints.  The exemption from withholding for short-term capital gain dividends and  interest-related  dividends paid by a
Portfolio is effective for

                                       70

dividends  paid with respect to taxable years of the Portfolio  beginning  after
December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by a Portfolio  to non-U.S.  investors  on the income  earned on the  underlying funds'  investment  in (i) the stock of domestic and foreign  corporations,  and
(ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.
If you hold your Portfolio  shares in connection  with a U.S. trade or business, your income and gains will be considered  effectively connected income and taxed in the  U.S.  on a net  basis,  in  which  case  you may be  required  to file a nonresident U.S. income tax return.

     Investment in U.S. real property. The underlying funds may invest in equity securities of corporations  that invest in U.S. real property,  including REITs.
The sale of a U.S. real property interest by an underlying fund, or by a REIT or
U.S. real property holding corporation in which the underlying fund invests, may trigger special tax consequences to the underlying fund's non-U.S. shareholders.
The  Foreign  Investment  in Real  Property  Tax Act of  1980  ("FIRPTA")  makes
non-U.S.  persons  subject to U.S. tax on  disposition  of a U.S.  real property interest as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain.  The Code  provides a  look-through  rule for  distributions  of
FIRPTA gain by a regulated  investment  company  ("RIC") such as the  underlying funds and the Portfolios, as follows:

     o    The RIC is classified as a qualified  investment  entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the
          RIC's assets  consists of interests  in REITs and U.S.  real  property holding corporations;
     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Portfolio  shares at any time during the one-year period ending on the date of the distribution; and
     o    If  these  conditions  are  met,  Portfolio  distributions  to you are treated as gain from the disposition of a U.S. real property  interest
          ("USRPI"),  causing the distribution to be subject to U.S. withholding tax at a rate of 35%,  and  requiring  that you to file a  nonresident
          U.S. income tax return.
     o    In addition,  even if you are a non-U.S.  shareholder  that owns 5% or less of a class of shares of the  Portfolio  classified as a qualified investment entity, Portfolio Distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary  dividends  (rather  than short- or long-term  capital  gain)
          subject to withholding at a 30% or lower treaty rate.

     Because the  Portfolios  expect to invest less than 50% of their assets (in contrast to the  investment  by certain of the  underlying  funds) at all times, directly and indirectly,  in U.S. real property interests, the Portfolios do not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio  shares at the  graduated  rates  applicable  to U.S.  citizens and residents,  unless a treaty exception applies. In the absence of a treaty, there is a $13,000  statutory estate tax credit.  A partial  exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident  decedent.
The amount  treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter  immediately  preceding  the  decedent's death  that  are  debt  obligations,  deposits,  or other  property  that  would generally be treated as situated  outside the United  States if held directly by the estate.  This provision  applies

                                       71

to decedents  dying after December 31, 2004 and before  January 1, 2008,  unless such provision is extended or made  permanent.  Transfers by gift of shares of a
Portfolio by a non-U.S.  shareholder who is a nonresident  alien individual will not be subject to U.S.  federal  gift tax.  The tax  consequences  to a non-U.S.
shareholder  entitled to claim the benefits of an  applicable  tax treaty may be different  from  those  described  herein.  Non-U.S.  shareholders  are urged to consult their own tax advisers with respect to the particular  tax  consequences to them of an investment in a Portfolio,  including the applicability of foreign tax.

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in a Portfolio.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Portfolios' most current performance information, please call
800 523-1918 or visit www.delawareinvestments.com.

     Performance  quotations  represent the  Portfolios'  past  performance  and should not be considered as  representative  of future  results.  The Portfolios will calculate  their  performance in accordance  with the  requirements  of the rules  and  regulations  under  the  1940  Act,  or any  other  applicable  U.S.
securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     [________________],          which          is          located          at
[_________________________________________],    serves   as   the    independent
registered  public  accounting  firm for the Trust and, in its capacity as such, audits the annual  financial  statements  contained in each  Portfolio's  Annual
Report.  Each  Portfolio's  Statement  of Net  Assets,  Statement  of Assets and
Liabilities,  Statement  of  Operations,  Statement  of Changes  in Net  Assets,
Financial Highlights and Notes to Financial Statements, as well as the report of
[_______________],  the independent  registered  public accounting firm, for the fiscal year ended  September  30, 2007 are included in each  Portfolio's  Annual
Report to shareholders.  The financial statements and financial highlights,  the notes  relating  thereto and the reports of  [_______________]  listed above are
[_______________________] from the Annual Reports into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     [To  be  updated]  As  of  [_________________],   management  believes  the
following  shareholders  held of record 5% or more of the outstanding  shares of each Class of the Trust. Management has no knowledge of beneficial ownership.

                                       72

---------------------------- -------------------------------------- ------------

Class                        Name and Address of Account            Percentage
--------------------------- ----------------------------------------------------
Delaware Moderate            MCB Trust Services
Allocation Portfolio         FBO Hoag Sheltered Savings Plan
Class A                      700 17th St., Suite 300
                             Denver, CO  80202

---------------------------- -------------------------------------- ------------
                             MCB Trust Services
                             Visiting Nurse Service P/S
                             700 17th St., Suite 300
                             Denver, CO  80202

---------------------------- -------------------------------------- ------------
Delaware Moderate            MLPF&S
Allocation Portfolio         FBO its Customers
Class B                      4800 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
Delaware Moderate            MLPF&S FBO its Customers
Allocation Portfolio         4800 Deer Lake Dr. E
Class C                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
Delaware Moderate            MLPF&S FBO its Customers
Allocation Portfolio         4800 Deer Lake Dr. E
Class R Shares               2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
                             MG Trustco Trustee
                             United Community Bank 401k PS Plan
                             700 17th Street, Suite 300
                             Denver, CO  80202

---------------------------- -------------------------------------- ------------
Delaware Moderate            MCB Trust Services Cust FBO
Allocation Portfolio         Southwest Graphics, P/S 401(k)
Institutional Class          700 17th St., Suite 300
                             Denver, CO  80202

---------------------------- -------------------------------------- ------------
                             Delaware Management Business Tr-DIA
                             2005 Market St, Fl 9
                             Philadelphia, PA  19103

---------------------------- -------------------------------------- ------------
Delaware Aggressive          MCB Trust Services
Allocation Portfolio         FBO Hoag Sheltered Savings Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202

---------------------------- -------------------------------------- ------------
                             MLPF&S FBO its Customers
                             4800 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------

                                       73

---------------------------- -------------------------------------- ------------

Class                        Name and Address of Account             Percentage
---------------------------- -------------------------------------- ------------
Delaware Aggressive          MLPF&S FBO its Customers
Allocation Portfolio         4800 Deer Lake Dr. E
Class B                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
Delaware Aggressive          MLPF&S FBO its Customers
Allocation Portfolio         4800 Deer Lake Dr. E
Class C                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
Delaware Aggressive          MLPF&S FBO its Customers
Allocation Portfolio         4800 Deer Lake Dr. E
Class R                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
Delaware Aggressive          Delaware Management Business Tr-DIA
Allocation Portfolio         2005 Market St, Fl 9
Institutional Class          Philadelphia, PA  19103

---------------------------- -------------------------------------- ------------
                             DMTC C/F Rollover IRA
                             Yorba Linda, CA  92887

---------------------------- -------------------------------------- ------------
                             MCB Trust Services
                             FBO ICE Components, Inc. 401(k)
                             700 17th St. Suite 300
                             Denver, CO  80202

---------------------------- -------------------------------------- ------------
Delaware Conservative        MCB Trust Services
Allocation Portfolio         FBO Hoag Sheltered Saving Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202

---------------------------- -------------------------------------- ------------
Delaware Conservative        MLPF&S FBO its Customers
Allocation Portfolio         4800 Deer Lake Dr. E
Class B                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
                             NFS LLC FEBO
                             Leslie R. Brown
                             648 W. Redwood Lane
                             Nampa, ID  83651

---------------------------- -------------------------------------- ------------
Delaware Conservative        Wells Fargo Investments LLC
Allocation Portfolio         608 2nd Avenue S FL 8
Class C                      Minneapolis, MN  55402
---------------------------- -------------------------------------- ------------

                                       74

---------------------------- -------------------------------------- ------------

Class                        Name and Address of Account             Percentage
--------------------------- ----------------------------------------------------
                             NFS LLC FEBO
                             Adkins Real Estate Holding LLC
                             8058 12th Avenue S
                             St. Petersburg, FL  33707

---------------------------- -------------------------------------- ------------
                             MLPF&S FBO its Customers
                             400 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
                             NFS LLC FEBO
                             NFS/FMTC
                             FBO its Customer
                             416 Arlington
                             Media, PA  19063

---------------------------- -------------------------------------- ------------
Delaware Conservative        MLPF&S FBO its Customers
Allocation Portfolio         400 Deer Lake Dr. E
Class R                      2nd Floor
                             Jacksonville, FL  32246

---------------------------- -------------------------------------- ------------
                             MG Trustco Trustee
                             United Community Bank 401K PS Plan
                             700 17th Street, Suite 300
                             Denver, CO  80202

---------------------------- -------------------------------------- ------------
Delaware Conservative        Delaware Management Business Tr-DIA
Allocation Portfolio         2005 Market St, Fl 9
Institutional Class          Philadelphia, PA  19103

---------------------------- -------------------------------------- ------------
                             Penson Financial Services Inc.
                             1700 Pacific Ave., Suite 1400
                             Dallas, TX  75201

---------------------------- -------------------------------------- ------------

                                       75

                                     PART C

                         DELAWARE GROUP FOUNDATION FUNDS
                          File Nos. 333-38801/811-08457
                         POST-EFFECTIVE AMENDMENT NO. 24

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Agreement   and   Declaration   of  Trust   (October   1997)
                    incorporated  into this filing by  reference  to the initial registration statement on Form N-1A filed October 27, 1997.

                    (i)  Executed  Certificate of Amendment  (November 15, 2006)
                         to the Agreement and  Declaration  of Trust attached as
                         Exhibit No. EX-99.a.1.i.

               (2)  Executed   Certificate   of   Trust   (October   24,   1997)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 21 filed November 29, 2005.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 21 filed November 29, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into
                    this  filing  by  reference  to  the  initial   registration
                    statement on Form N-1A filed October 27, 1997.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 21 filed November 29, 2005

          (d)  Investment Advisory Contracts.

               (1)  Executed  Investment  Management  Agreement  (April 1, 1999)
                    between  Delaware  Management  Company and the Registrant on
                    behalf  of  the  Delaware  Moderate   Allocation   Portfolio
                    (formerly,   Delaware   Balanced   Portfolio)  and  Delaware
                    Conservative Allocation Portfolio (formerly, Delaware Income
                    Portfolio)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 12 filed January 29, 2001.

               (2)  Executed  Amendment  No.  1  to  the  Investment  Management
                    Agreement  (April  15,  1999)  between  Delaware  Management
                    Company and the  Registrant  adding the Delaware  Aggressive
                    Allocation Portfolio  (formerly,  Delaware Growth Portfolio)
                    to the Investment  Management  Agreement dated April 1, 1999 incorporated into this filing by reference to Post-Effective
                    Amendment No. 12 filed January 29, 2001.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (January 2007) between Delaware  Management  Company and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 23 filed January 26, 2007.

                                       1

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  18 filed  November  26,
                         2003.

                    (ii) Form of Distribution Expense Limitation Letter (January
                         2007)  between  Delaware  Distributors,  L.P.  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 23 filed January 26,
                         2007.

               (2)  Executed Third Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (January 1, 2007)  between  Lincoln
                    Financial Distributors, Inc. and Delaware Distributors, L.P.
                    on behalf of the Registrant incorporated into this filing by reference to  Post-Effective  Amendment No. 23 filed January
                    26, 2007.

               (3)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 12 filed
                    January 29, 2001.

               (4)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 16 filed November 27, 2002.

               (5)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 16 filed November 27, 2002.

               (6)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 19 filed
                    December 20, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Mutual Fund Custody and Services  Agreement  (July
                    20,  2007)  between  Mellon Bank,  N.A.  and the  Registrant attached as Exhibit No. EX-99.g.1.

               (2)  Executed  Securities Lending  Authorization  (July 20, 2007)
                    between  Mellon Bank,  N.A. and the  Registrant  attached as
                    Exhibit No. EX-99.g.2.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

                    (i)  Executed  Amendment  No.  1  (June  26,  2001)  to  the
                         Shareholders   Services   Agreement   between  Delaware
                         Service Company,  Inc. and the Registrant  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 16 filed November 27, 2002.

                    (ii) Executed  Schedule A (May 1,  2002) to the  Shareholder
                         Services  Agreement  between  Delaware Service Company,
                         Inc. and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 18 filed
                         November 26, 2003.

                                       2

                    (iii) Executed  Schedule B (June 1, 2007) to the Shareholder
                         Services    Agreement    attached    as   Exhibit   No.
                         EX-99.h.1.iii.

               (2)  Executed  Fund   Accounting  and  Financial   Administration
                    Services Agreement (September 28, 2007) between Mellon Bank,
                    N.A. and the Registrant attached as Exhibit No. EX-99.h.2.

               (3)  Executed  Fund   Accounting  and  Financial   Administration
                    Oversight  Agreement  (October  1,  2007)  between  Delaware
                    Service Company, Inc. and the Registrant attached as Exhibit
                    No. EX-99.h.3.

          (i)  Legal Opinion.  Opinion and Consent of Counsel (January 26, 2007)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 23 filed January 26, 2007.

          (j)  Other Opinions. Not applicable.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements.  Subscription Agreement (December 31,
               1997)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 1 filed January 21, 1998.

          (m)  Rule 12b-1 Plans.

               (1)  Plan under Rule  12b-1 for Class A Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (2)  Plan under Rule  12b-1 for Class B Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (3)  Plan under Rule  12b-1 for Class C Shares  (April 19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment. No. 14 filed December 12, 2001.

               (4)  Plan  under  Rule  12b-1 for Class R Shares  (May 15,  2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 18 filed November 26, 2003.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 22 filed January 24, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (November 2007) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (November  2007) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (June 2007) attached as Exhibit No. EX-99.p.3.

          (q)  Other.  Powers of Attorney (May 17, 2007) attached as Exhibit No.
               EX-99.q.

Item 24.   Persons Controlled by or Under Common Control with Registrant.  None.

                                       3

Item 25.  Indemnification.   Article VII,Section 2 (November 15, 2006) to the
          Agreement and Declaration of Trust attached as Exhibit No.  EX-99.a.3.
          Article  VI of  the  Amended  and  Restated  By-Laws  (May  19,  2005)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 21 filed November 29, 2005.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of  the  other  funds  in  the  Delaware  Investments(R)Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity Funds V, Delaware Group Global & International Funds,  Delaware
          Group  Government  Fund,  Delaware Group Income Funds,  Delaware Group
          Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income
          Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money
          Fund,  Delaware  Investments  Municipal Trust,  Delaware Pooled Trust,
          Delaware VIP Trust,  Voyageur  Insured  Funds,  Voyageur  Intermediate
          Tax-Free  Funds,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,
          Voyageur  Mutual  Funds  III,   Voyageur   Tax-Free  Funds,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.), as well as to certain non-affiliated registered investment  companies.  In addition,  certain  officers of the Manager also serve as  trustees  of other  Delaware  Investments(R)Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter  to the mutual funds in the  Delaware  Investments(R)Funds
          (see Item 27 below) and another such  company acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments(R)Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
Patrick P. Coyne      President                 Chairman/President/Chief     Mr. Coyne has served in
                                                Executive Officer            various executive
                                                                             capacities within Delaware
                                                                             Investments

                                                                             President - Lincoln
                                                                             National Investment
                                                                             Companies, Inc.
--------------------- ------------------------- ---------------------------- -----------------------------
Michael J. Hogan(1)   None                      Executive Vice               Mr. Hogan has served in
                                                President/Head of Equity     various executive
                                                Investments                  capacities within Delaware
                                                                             Investments

                                                                             Executive Vice
                                                                             President/Chief Investment
                                                                             Officer/Head of Equity
                                                                             Investments - Delaware
                                                                             Investment Advisers (a
                                                                             series of Delaware
                                                                             Management Business Trust
--------------------- ------------------------- ---------------------------- -----------------------------
John C.E. Campbell    Executive Vice            None                         Mr. Campbell has served in
                      President/Global                                       various executive
                      Marketing & Client                                     capacities within Delaware
                      Services                                               Investments

                                                                             President/Chief Executive
                                                                             Officer - Optimum Fund Trust
--------------------- ------------------------- ---------------------------- -----------------------------

                                       4

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
Philip N. Russo       Executive Vice            None                         Mr. Russo has served in
                      President/Chief                                        various executive
                      Administrative Officer                                 capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
See Yeng Quek         Executive Vice            Executive Vice               Mr. Quek has served in
                      President/Managing        President/Managing           various executive
                      Director/Chief            Director,                    capacities within Delaware
                      Investment Officer,       Fixed Income                 Investments
                      Fixed Income
                                                                             Executive Vice
                                                                             President/Managing Director/
                                                                             Chief Investment Officer,
                                                                             Fixed Income -Lincoln
                                                                             National Investment
                                                                             Companies, Inc.

                                                                             Director/Trustee - HYPPCO
                                                                             Finance Company Ltd.
--------------------- ------------------------- ---------------------------- -----------------------------
Douglas L. Anderson   Senior Vice               None                         Mr. Anderson has served in
                      President/Operations                                   various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Marshall T. Bassett   Senior Vice               Senior Vice President/       Mr. Bassett has served in
                      President/Chief           Chief Investment Officer --  various executive
                      Investment Officer --     Emerging Growth Equity       capacities within Delaware
                      Emerging Growth Equity                                 Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Joseph R. Baxter      Senior Vice               Senior Vice President/       Mr. Baxter has served in
                      President/Head of         Head of Municipal Bond       various executive
                      Municipal Bond            Investments                  capacities within Delaware
                      Investments                                            Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Christopher S. Beck   Senior Vice               Senior Vice                  Mr. Beck has served in
                      President/Senior          President/Senior Portfolio   various executive
                      Portfolio Manager         Manager                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Michael P. Buckley    Senior Vice               Senior Vice President/       Mr. Buckley has served in
                      President/Director of     Director of Municipal        various executive
                      Municipal Research        Research                     capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Michael F. Capuzzi    Senior Vice President --  Senior Vice President --     Mr. Capuzzi has served in
                      Investment Systems        Investment Systems           various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Lui-Er Chen(2)        Senior Vice               Senior Vice President/       Mr. Chen has served in
                      President/Senior          Senior Portfolio             various executive
                      Portfolio Manager/Chief   Manager/Chief Investment     capacities within Delaware
                      Investment Officer --     Officer -- Emerging Markets  Investments
                      Emerging Markets
--------------------- ------------------------- ---------------------------- -----------------------------
Thomas H. Chow        None                      Senior Vice                  Mr. Chow has served in
                                                President/Senior Portfolio   various executive
                                                Manager                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Robert F. Collins     Senior Vice               Senior Vice President/       Mr. Collins has served in
                      President/Senior          Senior Portfolio Manager     various executive
                      Portfolio Manager                                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Stephen J. Czepiel    Senior Vice               Senior Vice                  Mr. Czepiel has served in
                      President/Senior          President/Senior Municipal   various executive
                      Municipal Bond Trader     Bond Trader                  capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Chuck M. Devereux     None                      Senior Vice                  Mr. Devereux has served in
                                                President/Senior Research    various executive
                                                Analyst                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Roger A. Early(3)     None                      Senior Vice                  Mr. Early has served in
                                                President/Senior Portfolio   various executive
                                                Manager                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------

                                       5

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
James A. Forant       Senior Vice               None                         Mr. Forant has served in
                      President/Director,                                    various executive
                      Technical Services                                     capacities within Delaware
                                                                             Investments
-------------------- ------------------------- ---------------------------- -----------------------------
Brian Funk            Senior Vice               None                         Mr. Funk has served in
                      President/Director of                                  various executive
                      Credit Research                                        capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Brent C. Garrells     Senior Vice               None                         Mr. Garrells has served in
                      President/Senior                                       various executive
                      Research Analyst                                       capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Stuart M. George      Senior Vice               Senior Vice President/Head   Mr. George has served in
                      President/Head of         of Equity Trading            various executive
                      Equity Trading                                         capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Paul Grillo           Senior Vice               Senior Vice                  Mr. Grillo has served in
                      President/Senior          President/Senior Portfolio   various executive
                      Portfolio Manager         Manager                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Jonathan Hatcher      Senior Vice               None                         Mr. Hatcher has served in
                      President/Senior                                       various executive
                      Research Analyst                                       capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
William F. Keelan     Senior Vice               Senior Vice                  Mr. Keelan has served in
                      President/Director of     President/Director of        various executive
                      Quantitative Research     Quantitative Research        capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Kevin P. Loome(4)     None                      Senior Vice                  Mr. Loome has served in
                                                President/Senior Portfolio   various executive
                                                Manager/Head of High Yield   capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Francis X. Morris     Senior Vice               Senior Vice                  Mr. Morris has served in
                      President/Chief           President/Chief Investment   various executive
                      Investment Officer--      Officer-- Core Equity        capacities within Delaware
                      Core Equity                                            Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Brian L. Murray, Jr.  Senior Vice               Senior Vice                  Mr. Murray has served in
                      President/Chief           President/Chief Compliance   various executive
                      Compliance Officer        Officer                      capacities within Delaware
                                                                             Investments

                                                                             Senior Vice President/Chief
                                                                             Compliance Officer -
                                                                             Lincoln National Investment
                                                                             Companies, Inc.
--------------------- ------------------------- ---------------------------- -----------------------------
Susan L. Natalini     Senior Vice               None                         Ms. Natalini has served in
                      President/Marketing &                                  various executive
                      Shared Services                                        capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Zoe Neale(5)          Senior Vice               Senior Vice                  Mr. Neale has served in
                      President/Chief           President/Chief Investment   various executive
                      Investment Officer,       Officer, International       capacities within Delaware
                      International Equity      Equity                       Investments
--------------------- ------------------------- ---------------------------- -----------------------------
D. Tysen Nutt         Senior Vice               Senior Vice                  Mr. Nutt has served in
                      President/Chief           President/Chief Investment   various executive
                      Investment Officer,       Officer,                     capacities within Delaware
                      Large Cap Value Equity    Large Cap Value              Investments
--------------------- ------------------------- ---------------------------- -----------------------------
David P. O'Connor     Senior Vice               Senior Vice President/       Mr. O'Connor has served in
                      President/Strategic       Strategic Investment         various executive
                      Investment                Relationships and            capacities within Delaware
                      Relationships and         Initiatives/General Counsel  Investments
                      Initiatives/General
                      Counsel
--------------------- ------------------------- ---------------------------- -----------------------------

                                        6

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
                                                                             Senior Vice President/
                                                                             Strategic Investment
                                                                             Relationships and
                                                                             Initiatives/ General
                                                                             Counsel/Chief Legal Officer
                                                                             - Optimum Fund Trust

                                                                             Senior Vice President/
                                                                             Strategic Investment
                                                                             Relationships and
                                                                             Initiatives/ General
                                                                             Counsel/Chief Legal Officer
                                                                             - Lincoln National
                                                                             Investment Companies, Inc.
--------------------- ------------------------- ---------------------------- -----------------------------
Philip R. Perkins     Senior Vice               Senior Vice                  Mr. Perkins has served in
                      President/Senior          President/Senior Portfolio   various executive
                      Portfolio Manager         Manager                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Richard Salus         Senior Vice President/    Senior Vice                  Mr. Salus has served in
                      Controller/Treasurer      President/Chief Financial    various executive
                                                Officer                      capacities within Delaware
                                                                             Investments

                                                                             Senior Vice President/
                                                                             Controller/Treasurer -
                                                                             Lincoln National Investment
                                                                             Companies, Inc.

                                                                             Senior Vice President/Chief
                                                                             Financial Officer - Optimum
                                                                             Fund Trust
--------------------- ------------------------- ---------------------------- -----------------------------
Jeffrey S. Van        Senior Vice               Senior Vice                  Mr. Van Harte has served in
Harte(6)              President/Chief           President/Chief Investment   various executive
                      Investment Officer--      Officer--                    capacities within Delaware
                      Focus Growth Equity       Focus Growth Equity          Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Babak Zenouzi(7)      Senior Vice               Senior Vice                  Mr. Zenouzi has served in
                      President/Senior          President/Senior Portfolio   various executive
                      Portfolio Manager         Manager                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Gary T. Abrams        Vice President/Senior     None                         Mr. Abrams has served in
                      Equity Trader                                          various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Christopher S. Adams  Vice                      Vice President/Portfolio     Mr. Adams has served in
                      President/Portfolio       Manager/Senior Equity        various executive
                      Manager/Senior Equity     Analyst                      capacities within Delaware
                      Analyst                                                Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Damon J. Andres       Vice President/Senior     Vice President/Senior        Mr. Andres has served in
                      Portfolio Manager         Portfolio Manager            various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Wayne A. Anglace(8)   None                      Vice President/Credit        Mr. Anglace has served in
                                                Research Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Margaret MacCarthy    Vice President/           None                         Ms. Bacon has served in
Bacon(9)              Investment Specialist                                  various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Todd Bassion(10)      Vice President/Senior     Vice President/Senior        Mr. Bassion has served in
                      Research Analyst          Research Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------

                                        7

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
Richard E. Biester    Vice President/Equity     None                         Mr. Biester has served in
                      Trader                                                 various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Christopher J.        Vice President/Senior     Vice President/Senior        Mr. Bonavico has served in
Bonavico(11)          Portfolio Manager,        Portfolio Manager, Equity    various executive
                      Equity Analyst            Analyst                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Vincent A.            Vice President/Senior     None                         Mr. Brancaccio has served
Brancaccio            Equity Trader                                          in various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Kenneth F. Broad(12)  Vice President/Senior     Vice President/Senior        Mr. Broad has served in
                      Portfolio                 Portfolio Manager/Equity     various executive
                      Manager/Equity Analyst    Analyst                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Stephen J. Busch      Vice President--          None                         Mr. Busch has served in
                      Managed Accounts                                       various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Mary Ellen M.         Vice President/Client     Vice President/Client        Ms. Carrozza has served in
Carrozza              Services                  Services                     various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Stephen G. Catricks   Vice                      Vice President/Portfolio     Mr. Catricks has served in
                      President/Portfolio       Manager                      various executive
                      Manager                                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Wen-Dar Chen(13)      None                      Vice President/Portfolio     Mr. Chen has served in
                                                Manager                      various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Anthony G.            Vice                      Vice President/Associate     Mr. Ciavarelli has served
Ciavarelli            President/Assistant       General Counsel/ Assistant   in various executive
                      General Counsel/          Secretary                    capacities within Delaware
                      Assistant Secretary                                    Investments

                                                                             Vice President/Associate
                                                                             General Counsel/Assistant
                                                                             Secretary - Lincoln
                                                                             National Investment
                                                                             Companies, Inc.
--------------------- ------------------------- ---------------------------- -----------------------------
Bradley J.            None                      Vice                         Mr. Cline has served in
Cline(14)                                       President/International      various executive
                                                Credit Research Analyst      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
David F. Connor       Vice President/Deputy     Vice President/Deputy        Mr. Connor has served in
                      General Counsel/          General Counsel/Secretary    various executive
                      Assistant Secretary                                    capacities within Delaware
                                                                             Investments

                                                                             Vice President/Deputy
                                                                             General Counsel/Secretary -
                                                                             Optimum Fund Trust

                                                                             Vice President/Deputy
                                                                             General Counsel/ Secretary
                                                                             - Lincoln National
                                                                             Investment Companies, Inc.
--------------------- ------------------------- ---------------------------- -----------------------------
Cori E. Daggett       Vice President,           Vice President, Associate    Ms. Daggett has served in
                      Counsel, Assistant        General Counsel, Assistant   various executive
                      Secretary                 Secretary                    capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Craig C.              None                      Vice President/Senior        Mr. Dembek has served in
Dembek(15)                                      Research Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------

                                       8

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
Christopher M.        Vice                      Vice President/Portfolio     Mr. Ericksen has served in
Ericksen(16)          President/Portfolio       Manager, Equity Analyst      various executive
                      Manager, Equity Analyst                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Joel A. Ettinger      Vice President/Taxation   Vice President/Taxation      Mr. Ettinger has served in
                                                                             various executive
                                                                             capacities within Delaware
                                                                             Investments

                                                                             Vice President/Taxation -
                                                                             Lincoln National Investment
                                                                             Companies, Inc.
--------------------- ------------------------- ---------------------------- -----------------------------
Devon K. Everhart     None                      Vice President/Senior        Mr. Everhart has served in
                                                Research Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Joseph Fiorilla       Vice President/Trading    None                         Mr. Fiorilla has served in
                      Operations                                             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Charles E. Fish       Vice President/Senior     None                         Mr. Fish has served in
                      Equity Trader                                          various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Clifford M. Fisher    Vice President/Senior     None                         Mr. Fisher has served in
                      Municipal Bond Trader                                  various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Patrick G.            Vice                      Vice President/ Portfolio    Mr. Fortier has served in
Fortier(17)           President/Portfolio       Manager, Equity Analyst      various executive
                      Manager, Equity Analyst                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Paul D. Foster        Vice                      None                         Mr. Foster has served in
                      President/Investment                                   various executive
                      Specialist-- Emerging                                  capacities within Delaware
                      Growth Equity                                          Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Denise A. Franchetti  Vice                      Vice President/Portfolio     Ms. Franchetti has served
                      President/Portfolio       Manager/Municipal Bond       in various executive
                      Manager/Municipal Bond    Credit Analyst               capacities within Delaware
                      Credit Analyst                                         Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Lawrence G.           None                      Vice President/Senior        Mr. Franko has served in
Franko(18)                                      Equity Analyst               various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Henry A. Garrido(19)  Vice President/Equity     None                         Mr. Garrido has served in
                      Analyst                                                various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Daniel V. Geatens     None                      Vice President/Treasurer     Mr. Geatens has served in
                                                                             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Barry S. Gladstein    Vice                      Vice President/Equity        Mr. Gladstein has served in
                      President/Portfolio       Analyst/Portfolio Manager    various executive
                      Manager                                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Gregg Gola(20)        None                      Vice President/Senior High   Mr. Gola has served in
                                                Yield Trader                 various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Christopher           None                      Vice President/Senior        Mr. Gowlland has served in
Gowlland(21)                                    Quantitative Analyst         various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Edward Gray(22)       Vice President/Senior     Vice President/Senior        Mr. Gray has served in
                      Portfolio Manager         Portfolio Manager            various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------

                                       9

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
David J. Hamilton     None                      Vice President/Credit        Mr. Hamilton has served in
                                                Research Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Brian Hamlet(23)      None                      Vice President/Senior        Mr. Hamlet has served in
                                                Corporate Bond Trader        various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Lisa L. Hansen(24)    Vice President/Head of    None                         Ms. Hansen has served in
                      Focus Growth Equity                                    various executive
                      Trading                                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Gregory M.            Vice                      Vice President/Portfolio     Mr. Heywood has served in
Heywood(25)           President/Portfolio       Manager, Research Analyst    various executive
                      Manager, Equity Analyst                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Sharon Hill           Vice President/Head of    Vice President/Head of       Ms. Hill has served in
                      Equity Quantitative       Equity Quantitative          various executive
                      Research and Analytics    Research and Analytics       capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
J. David              None                      Vice President/Corporate     Mr. Hillmeyer has served in
Hillmeyer(26)                                   Bond Trader                  various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Christopher M.        Vice                      Vice President/Associate     Mr. Holland has served in
Holland               President/Portfolio       Equity Analyst               various executive
                      Manager                   II/Portfolio Manager         capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Chungwei Hsia(27)     None                      Vice President/Senior        Mr. Hsia has served in
                                                Research Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Michael E. Hughes     Vice President/Senior     Vice President/Senior        Mr. Hughes has served in
                      Equity Analyst            Equity Analyst               various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Jordan L. Irving      Vice President/Senior     Vice President/Senior        Mr. Irving has served in
                      Portfolio Manager         Portfolio Manager            various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Cynthia Isom          Vice President/Senior     Vice President/Portfolio     Ms. Isom has served in
                      Portfolio Manager         Manager                      various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Kenneth R. Jackson    Vice                      Vice President/Equity        Mr. Jackson has served in
                      President/Quantitative    Trader                       various executive
                      Analyst                                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Stephen M.            None                      Vice President/Structured    Mr. Juszczyszyn has served
Juszczyszyn(28)                                 Products Analyst/Trader      in various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Audrey E. Kohart      Vice                      Vice President/Financial     Ms. Kohart has served in
                      President/Financial       Planning and Reporting       various executive
                      Planning and Reporting                                 capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Roseanne L. Kropp     Vice President/Senior     None                         Ms. Kropp has served in
                      Fund Analyst II                                        various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Nikhil G. Lalvani     Vice President/Senior     Vice President/Senior        Mr. Lalvani has served in
                      Equity                    Equity Analyst/Portfolio     various executive
                      Analyst/Portfolio         Manager                      capacities within Delaware
                      Manager                                                Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Steven T. Lampe       Vice                      Vice President/Portfolio     Mr. Lampe has served in
                      President/Portfolio       Manager                      various executive
                      Manager                                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Anthony A. Lombardi   Vice President/Senior     Vice President/Senior        Mr. Lombardi has served in
                      Portfolio Manager         Portfolio Manager            various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------

                                       10

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
Francis P. Magee      Vice President/Equity     None                         Mr. Magee has served in
                      Business Manager                                       various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
John P. McCarthy(29)  None                      Vice President/Senior        Mr. McCarthy has served in
                                                Research Analyst/Trader      various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Brian                 None                      Vice President/Structured    Mr. McDonnell has served in
McDonnell(30)                                   Products Analyst/Trader      various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Michael S. Morris     Vice                      Vice President/Portfolio     Mr. Morris has served in
                      President/Portfolio       Manager/Senior Equity        various executive
                      Manager/Senior Equity     Analyst                      capacities within Delaware
                      Analyst                                                Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Victor                None                      Vice President/Portfolio     Mr. Mostrowski has served
Mostrowski(31)                                  Manager                      in various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Philip O. Obazee      Vice President/           Vice President/              Mr. Obazee has served in
                      Derivatives Manager       Derivatives Manager          various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Donald G. Padilla     Vice                      Vice President/Portfolio     Mr. Padilla has served in
                      President/Portfolio       Manager/Senior Equity        various executive
                      Manager/Senior Equity     Analyst                      capacities within Delaware
                      Analyst                                                Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Daniel J.             Vice President/Senior     Vice President/Senior        Mr. Prislin has served in
Prislin(32)           Portfolio                 Portfolio Manager/Equity     various executive
                      Manager/Equity Analyst    Analyst                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Gretchen Regan        None                      Vice                         Ms. Regan has served in
                                                President/Quantitative       various executive
                                                Analyst                      capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Carl Rice             Vice President/Senior     Vice President/Senior        Mr. Rice has served in
                      Investment Specialist,    Investment Specialist,       various executive
                      Large Cap Value Focus     Large Cap Value Focus        capacities within Delaware
                      Equity                    Equity                       Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Joseph T. Rogina      Vice President/Equity     None                         Mr. Rogina has served in
                      Trader                                                 various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Debbie A. Sabo(33)    Vice President/Equity     None                         Ms. Sabo has served in
                      Trader, Focus Growth                                   various executive
                      Equity                                                 capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Kevin C. Schildt      Vice President/Senior     Vice President/Senior        Mr. Schildt has served in
                      Municipal Credit Analyst  Municipal Credit Analyst     various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Bruce Schoenfeld(34)  Vice President/Equity     Vice President/Equity        Mr. Schoenfeld has served
                      Analyst                   Analyst                      in various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Richard D. Seidel     Vice                      None                         Mr. Seidel has served in
                      President/Assistant                                    various executive
                      Controller/Assistant                                   capacities within Delaware
                      Treasurer                                              Investments

                                                                             Vice President/Assistant
                                                                             Controller/Assistant
                                                                             Treasurer - Lincoln
                                                                             National Investment
                                                                             Companies, Inc.
--------------------- ------------------------- ---------------------------- -----------------------------
Brian M. Scotto       None                      Vice President/Structured    Mr. Scotto has served in
                                                Products Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------

                                       11

--------------------- ------------------------- ---------------------------- -----------------------------
Name and Principal    Positions and Offices     Positions and Offices with   Other Positions and Offices
Business Address      with Manager              Registrant                   Held
--------------------- ------------------------- ---------------------------- -----------------------------
Nancy E. Smith        Vice President--          Vice President--             Ms. Smith has served in
                      Investment Accounting     Investment Accounting        various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Brenda L. Sprigman    Vice President/Business   None                         Ms. Sprigman has served in
                      Manager ---Fixed Income                                various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Michael T. Taggart    Vice                      None                         Mr. Taggart has served in
                      President/Facilities &                                 various executive
                      Administrative Services                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Rise Taylor           Vice President            None                         Ms. Taylor has served in
                      Strategic Investment                                   various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Rudy D. Torrijos,     None                      Vice President/Portfolio     Mr. Torrijos has served in
III                                             Manager                      various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Michael Tung(35)      None                      Vice President/Portfolio     Mr. Tung has served in
                                                Manager                      various executive
                                                                             capacities within Delaware
                                                                             Investments

                                                                             Vice President/Equity
                                                                             Analyst -Delaware
                                                                             Investment Advisers (a
                                                                             series of Delaware
                                                                             Management Business Trust)
--------------------- ------------------------- ---------------------------- -----------------------------
Robert A. Vogel, Jr.  Vice President/Senior     Vice President/Senior        Mr. Vogel has served in
                      Portfolio Manager         Portfolio Manager            various executive
                                                                             capacities within Delaware
                                                                             Investments
-------------------- ------------------------- ---------------------------- -----------------------------
Lori P. Wachs         Vice                      Vice President/Portfolio     Ms. Wachs has served in
                      President/Portfolio       Manager                      various executive
                      Manager                                                capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Jeffrey S.            None                      Vice President/Equity        Mr. Wang has served in
Wang(36)                                        Analyst                      various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Michael G.            None                      Vice President/Senior        Mr. Wildstein has served in
Wildstein(37)                                   Research Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Kathryn R. Williams   Vice                      Vice President/Associate     Ms. Williams has served in
                      President/Associate       General Counsel/Assistant    various executive
                      General                   Secretary                    capacities within Delaware
                      Counsel/Assistant                                      Investments
                      Secretary
                                                                             Vice President/Associate
                                                                             General Counsel/Assistant
                                                                             Secretary - Lincoln
                                                                             National Investment
                                                                             Companies, Inc.
--------------------- ------------------------- ---------------------------- -----------------------------
Nashira Wynn          Vice President/Senior     Vice President/Senior        Ms. Wynn has served in
                      Equity                    Equity Analyst/Portfolio     various executive
                      Analyst/Portfolio         Manager                      capacities within Delaware
                      Manager                                                Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Guojia Zhang(38)      Vice President/Equity     Vice President/Equity        Mr. Zhang has served in
                      Analyst                   Analyst                      various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------
Douglas R.            None                      Vice President/Credit        Mr. Zinser has served in
Zinser(39)                                      Research Analyst             various executive
                                                                             capacities within Delaware
                                                                             Investments
--------------------- ------------------------- ---------------------------- -----------------------------

                                       12

(1)  Managing Director/Global Head of Equity (2004-2007) and  Director/Portfolio
Strategist (1996-2004), SEI Investments.

(2)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
Company, 1995.

(3)  Senior Portfolio Manager,  Chartwell Investment Partners,  2003-2007; Chief
Investment Officer, Turner Investments, 2002-2003.

(4)  Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.

(5)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(6)  Principal/Executive  Vice  President,  Transamerica  Investment Management,
LLC, 1980-2005

(7)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

(8)  Research Analyst, artmore Global Investments, 2004-2007; Vice President -
Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.

(9)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(10) Senior Research Associate, Thomas Weisel Partners, 2002-2005.

(11) Principal/Portfolio  Manager,  Transamerica  Investment   Management,  LLC,
1993-2005.

(12) Principal/Portfolio  Manager,  Transamerica   Investment  Management,  LLC,
2000-2005.

(13) Quantitative Analyst, J.P. Morgan Securities, 1998-2004.

(14) Securities Litigation Associate, Sutherland Asbill & Brennan, 2004-2005.

(15) Senior Fixed Income  Analyst,  Chartwell  Investment  Partners,  2003-2007;
Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.

(16) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
President/Portfolio Manager, Goldman Sachs 1994-2004.

(17) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(18) Finance  Professor,  University of  Massachusetts,  1987-2006;  Co-founder,
Arborway Capital, 2005; Senior Investment Professional,  Thomas Weisel Partners,
2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.

(19) Senior Analyst, Wells Capital Management, 2000-2006.

(20) Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and
Sherrerd, 1998-2007.

(21)  Vice President/Senior  Quantitative  Analyst,  State Street Global Markets
LLC, 2005-2007;  Quantitative Strategist, Morgan Stanley, 2004-2005;  Investment
Banker, Commerzbank Securities, 2000-2004.

(22) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(23) Vice President, Lehman Brothers Holdings, 2003-2007.

(24) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
Management, LLC, 1997-2005.

(25) Senior  Research   Analyst,   Transamerica   Investment  Management,   LLC,
2004-2005;  Senior  Analyst,  Wells  CapitalManagement,  LLC  2003-2004;  Senior
Analyst, Montgomery Asset Management 1996-2003.

(26) Senior  Corporate Bond  Trader/High  Yield  Portfolio  Manager/Quantitative
Analyst, Hartford Investment Management Company, 1996-2007.

(27) Senior Analyst, Oppenheimerfunds,  2006-2007; Senior Analyst, Merrill Lynch
Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.

(28)  Director  of  Fixed  Income  Trading,   Sovereign  Bank  Capital  Markets,
2001-2007.

(29) Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.

(30) Managing Director - Fixed Income Trading, Sovereign Securities, 2001-2007.

(31) Senior Portfolio  Manager,  HSBC Halbis Partners (USA),  2006-2007;  Global
Fixed Income  Portfolio  Manager,  State of New Jersey,  Department of Treasury,
Division of Investment, 1999-2006.

(32) Principal/Portfolio   Manager,  Transamerica  Investment  Management,  LLC,
1998-2005.

(33) Head Trader, McMorgan & Company, 2003-2005.

(34) Vice President/Senior  Emerging Markets Analyst,  Artha Capital Management,
2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

(35) Vice  President,  Galleon  Group,  2005-2006;  Analyst,  Hambrecht  & Quist
Capital Management,  2003-2005; Junior Analyst, Durus Capital Management,  2003;
Anesthesiologist,  Beth Israel Deaconess Medical Center, Harvard Medical School,
2002-2003.

                                       13

(36) Investment  Manager,  Pictet Asset Management  Limited,  2004-2007;  Summer
Intern,  Ritchie Capital  Management,  LLC, 2003; Senior  Investment  Associate,
Putnam Investments, 1999-2002.

(37) Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.

(38) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

(39) Vice  President,  Assurant,  2006-2007;  Assistant  Vice President - Senior
Research Analyst, Delaware Investments, 2002-2006.

Item 27.  Principal Underwriters.

          (a)(1)  Delaware Distributors,  L.P. serves  as principal  underwriter for all the mutual funds in the Delaware Investments Family of
                  Funds.

          (a)(2)  Information  with  respect to each  officer and partner of the principal  underwriter  and the  Registrant is provided below.
                  Unless otherwise noted, the principal business address of each officer and partner of  Delaware  Distributors,  L.P. is  2005
                  Market Street, Philadelphia, PA 19103-7094.

------------------------- -------------------------------- --------------------------
Name and Principal        Positions and Offices with       Positions and Offices
Business Address          Underwriter                      with Registrant
------------------------- -------------------------------- --------------------------
Delaware Distributors,    General Partner                  None
Inc.
------------------------- -------------------------------- --------------------------
Delaware Capital          Limited Partner                  None
Management
------------------------- -------------------------------- --------------------------
Delaware Investment       Limited Partner                  None
Advisers
------------------------- -------------------------------- --------------------------
Theodore K. Smith         President                        None
------------------------- -------------------------------- --------------------------
Philip N. Russo           Executive Vice President         None
------------------------- -------------------------------- --------------------------
Douglas L. Anderson       Senior Vice                      None
                          President/Operations
------------------------- -------------------------------- --------------------------
Jeffrey M. Kellogg        Senior Vice President/Senior     None
                          Product Manager/Communications
                          Manager
------------------------- -------------------------------- --------------------------
Brian L. Murray, Jr.      Senior Vice                      Senior Vice
                          President/Compliance             President/Chief
                                                           Compliance Officer
------------------------- -------------------------------- --------------------------
David P. O'Connor         Senior Vice                      Senior Vice
                          President/Strategic Investment   President/Strategic
                          Relationships and                Investment Relationships
                          Initiatives/General Counsel      and Initiatives/General
                                                           Counsel
------------------------- -------------------------------- --------------------------
Robert E. Powers          Senior Vice President/Senior     None
                          Domestic Sales Manager
------------------------- -------------------------------- --------------------------
Richard Salus             Senior Vice                      Senior Vice
                          President/Controller/            President/Chief
                          Treasurer/Financial Operations   Financial Officer
                          Principal
------------------------- -------------------------------- --------------------------
James L. Shields          Senior Vice President/Chief      None
                          Information Officer
------------------------- -------------------------------- --------------------------
Trevor M. Blum            Vice President/Senior            None
                          Consultant Relationship Manager
------------------------- -------------------------------- --------------------------
E. Zoe Bradley            Vice President/Product           None
                          Management Manager
------------------------- -------------------------------- --------------------------
Mary Ellen M. Carrozza    Vice President/Client Services   None
------------------------- -------------------------------- --------------------------
Anthony G. Ciavarelli     Vice President/Associate         Vice President/Associate
                          General Counsel/Assistant        General
                          Secretary                        Counsel/Assistant
                                                           Secretary
------------------------- -------------------------------- --------------------------
David F. Connor           Vice President/Deputy General    Vice President/Deputy
                          Counsel/Secretary                General Counsel/Secretary
------------------------- -------------------------------- --------------------------
Joel A. Ettinger          Vice President/Taxation          Vice President/Taxation
------------------------- -------------------------------- --------------------------
Matthew B. Golden         Vice President/Service Center    None
------------------------- -------------------------------- --------------------------
Edward M. Grant           Vice President/Senior Domestic   None
                          Sales Manager
------------------------- -------------------------------- --------------------------
Audrey Kohart             Vice President/Financial         Vice President/Financial
                          Planning and Reporting           Planning and Reporting
------------------------- -------------------------------- --------------------------

                                       14

------------------------- -------------------------------- --------------------------
Name and Principal        Positions and Offices with       Positions and Offices
Business Address          Underwriter                      with Registrant
------------------------- -------------------------------- --------------------------
Marlene D. Petter         Vice President/Marketing         None
                          Communications
------------------------- -------------------------------- --------------------------
Richard D. Seidel         Vice President/Assistant         None
                          Controller/Assistant Treasurer
------------------------- -------------------------------- --------------------------
Michael T. Taggart        Vice President/Facilities &      None
                          Administrative Services
------------------------- -------------------------------- --------------------------
Molly Thompson            Vice President/Associate         None
                          Product Management Manager
------------------------- -------------------------------- --------------------------
Kathryn R. Williams       Vice President/Senior Counsel/   Vice President/Associate
                          Assistant Secretary              General
                                                           Counsel/Assistant
                                                           Secretary
------------------------- -------------------------------- --------------------------

          (b)(1)     Lincoln  Financial  Distributors,  Inc. ("LFD")  serves  as financial intermediary  wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

          (b)(2)     Information with respect to each officer and partner of LFD and the Registrant  is  provided  below.  Unless  otherwise noted, the principal  business  address of each officer and partner of LFD is  2001  Market  Street,  Philadelphia,  PA
                     19103-7055.

----------------------------- -------------------------- --------------------------
Name and Principal Business   Positions and Office       Positions and Offices
Address                       with LFD                   with Registrant
----------------------------- -------------------------- --------------------------
Terrance Mullen               President                            None
----------------------------- -------------------------- --------------------------
Joel Schwartz                 Vice President                       None
----------------------------- -------------------------- --------------------------
Nancy Briguglio               Vice President                       None
----------------------------- -------------------------- --------------------------
Daniel P. Hickey(1)           Vice President                       None
----------------------------- -------------------------- --------------------------
Karina Istvan                 Vice President                       None
----------------------------- -------------------------- --------------------------
James Ryan                    Vice President                       None
----------------------------- -------------------------- --------------------------
Sharon G. Marnien             Vice President                       None
----------------------------- -------------------------- --------------------------

-----------------------------------------------------------------------------------

(1) 350 Church Street, Hartford, CT 06103

-----------------------------------------------------------------------------------

          (c) Not applicable.

Item 28. Location of Accounts and Records.  All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940
          and the rules under that section are maintained at 2005 Market Street,
          Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas City, MO
          64105.

Item 29. Management Services.  None.

Item 30. Undertakings.  Not applicable.

                                       15

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  29th day of
November, 2007.

                             DELAWARE GROUP FOUNDATION FUNDS

                             By:                 /s/ Patrick P. Coyne
                                                Patrick P. Coyne
                                   Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                  Title                               Date
-------------------------- ----------------------------------- -----------------

/s/ Patrick P. Coyne       Chairman/President/Chief            November 29, 2007
Patrick P. Coyne           Executive Officer (Principal
                           Executive Officer) and Trustee

Thomas L. Bennett      *   Trustee                             November 29, 2007
Thomas L. Bennett

John A. Fry            *   Trustee                             November 29, 2007
John A. Fry

Anthony D. Knerr       *   Trustee                             November 29, 2007
Anthony D. Knerr

Lucinda S. Landreth    *   Trustee                             November 29, 2007
Lucinda S. Landreth

Ann R. Leven           *   Trustee                             November 29, 2007
Ann R. Leven

Thomas F. Madison      *   Trustee                             November 29, 2007
Thomas F. Madison

Janet L. Yeomans       *   Trustee                             November 29, 2007
Janet L. Yeomans

J. Richard Zecher      *   Trustee                             November 29, 2007
J. Richard Zecher

Richard Salus          *   Senior Vice President/Chief         November 29, 2007
Richard Salus              Financial Officer (Principal
                           Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                                       16

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       17

                                INDEX TO EXHIBITS
                        (Delaware Group Foundation Funds)

Exhibit No.       Exhibit

EX-99.a.1.i  Executed  Certificate  of  Amendment  (November  15,  2006)  to the
             Agreement and Declaration of Trust

EX-99.g.1    Executed Mutual Fund Custody and Services Agreement (July 20, 2007)
             between Mellon Bank, N.A. and the Registrant

EX-99.g.2    Executed Securities Lending Authorization (July 20, 2007)  between
             Mellon Bank, N.A. and the Registrant

EX-99.h.1.ii Executed Schedule B  (June 1, 2007)  to  the  Shareholder  Services
             Agreement

EX-99.h.2    Executed  Fund  Accounting  and  Financial  Administration Services
             Agreement  (September 28, 2007)  between  Mellon Bank, N.A. and the
             Registrant

EX-99.h.3    Executed  Fund  Accounting  and  Financial Administration Oversight
             Agreement (October 1, 2007)  between Delaware Service Company, Inc.
             and the Registrant

EX-99.p.1    Code  of  Ethics  for  the  Delaware  Investments  Family  of Funds
             (November 2007)

EX-99.p.2    Code  of  Ethics  for  Delaware  Investments   (Delaware Management
             Company,  a series  of  Delaware  Management  Business  Trust,  and
             Delaware Distributors, L.P.) (November 2007)

EX-99.p.3    Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007)

EX-99.q      Powers of Attorney (May 17, 2007)

                                       18